UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 0.1%
Harte-Hanks, Inc.	1,642	$17,701
Omnicom Group, Inc.	2,729	106,840

Total Advertising		124,541

Aerospace/Defense - 2.5%
Boeing Co. (The)	12,551	679,386
General Dynamics Corp.	4,788	326,398
Goodrich Corp.	1,261	81,019
L-3 Communications Holdings, Inc.	1,221	106,166
Lockheed Martin Corp.	7,030	529,710
Northrop Grumman Corp.	5,537	309,241
Raytheon Co.	5,088	262,134
Rockwell Collins, Inc.	1,695	93,835
United Technologies Corp.	11,655	808,974

Total Aerospace/Defense		3,196,863

Agriculture - 4.2%
Altria Group, Inc.	81,117	1,592,327
Archer-Daniels-Midland Co.	6,669	208,806
Lorillard, Inc.	4,607	369,620
Philip Morris International, Inc.	50,684	2,442,462
Reynolds American, Inc.	11,120	589,026
Universal Corp.	659	30,057
Vector Group Ltd.	4,656	65,184

Total Agriculture		5,297,482

Apparel - 0.4%
Cherokee, Inc.	1,293	23,041
Coach, Inc.	1,659	60,603
Columbia Sportswear Co.	621	24,244
Jones Apparel Group, Inc.	1	16
NIKE, Inc. Class B	3,793	250,604
VF Corp.	2,092	153,218
Wolverine World Wide, Inc.	516	14,045

Total Apparel		525,771

Auto Manufacturers - 0.1%
PACCAR, Inc.	2,230	80,882

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	1,143	22,917
Johnson Controls, Inc.	7,066	192,478

Total Auto Parts & Equipment		215,395

Banks - 3.4%
1st Source Corp.	792	12,743
Arrow Financial Corp.	934	23,350
Associated Banc-Corp.	1,857	20,446
Bancfirst Corp.	611	22,631
BancorpSouth, Inc.	1,569	36,809
Bank of America Corp.	13,190	198,641
Bank of Hawaii Corp.	926	43,578
Bank of New York Mellon Corp. (The)	9,165	256,345
BB&T Corp.	9,206	233,556
BOK Financial Corp.	663	31,506
Capital One Financial Corp.	1,368	52,449
Cathay General Bancorp	1,176	8,879
Chemical Financial Corp.	678	15,987
City Holding Co.	792	25,605
Comerica, Inc.	817	24,159
Commerce Bancshares, Inc.	1,246	48,245
Community Bank System, Inc.	1,410	27,227
Community Trust Bancorp, Inc.	1,140	27,873
Cullen/Frost Bankers, Inc.	1,125	56,250
CVB Financial Corp.	3,343	28,884
Fifth Third Bancorp	2,500	24,375
First Busey Corp.	1,826	7,103
First Commonwealth Financial Corp.	3,545	16,484
First Financial Bancorp	3	44
First Financial Bankshares, Inc.	357	19,360
First Financial Corp.	740	22,585
FirstMerit Corp.	1,407	28,337
FNB Corp.	5,529	37,542
Fulton Financial Corp.	2	17
Glacier Bancorp, Inc.	2,094	28,730
Goldman Sachs Group, Inc. (The)	2,482	419,061
Hancock Holding Co.	421	18,436
Huntington Bancshares, Inc.	5,796	21,155
Iberiabank Corp.	461	24,806
International Bancshares Corp.	1,121	21,221
JPMorgan Chase & Co.	10,890	453,786
KeyCorp	4,140	22,977
M&T Bank Corp.	2,959	197,927
MB Financial, Inc.	533	10,511
Morgan Stanley	5,200	153,920
National Penn Bancshares, Inc.	1,980	11,464
NBT Bancorp, Inc.	1,296	26,400
Northern Trust Corp.	3,122	163,593
Old National Bancorp	1,825	22,685
Park National Corp.	628	36,977
Penns Woods Bancorp, Inc.	910	29,520
PNC Financial Services Group, Inc.	2,101	110,912
Prosperity Bancshares, Inc.	525	21,247
Regions Financial Corp.	6,008	31,782
S&T Bancorp, Inc.	562	9,560
S.Y. Bancorp, Inc.	1,034	22,076
Sterling Bancshares, Inc.	4,026	20,653
Suffolk Bancorp	789	23,433
Synovus Financial Corp.	4,387	8,993
TrustCo Bank Corp.	1,899	11,964
Trustmark Corp.	1,225	27,611
U.S. Bancorp	9,999	225,077
UMB Financial Corp.	686	26,994
Umpqua Holdings Corp.	1,638	21,966
United Bankshares, Inc.(a)	1,908	38,103
Valley National Bancorp	4,569	64,560
Wells Fargo & Co.	20,714	559,071
WesBanco, Inc.	718	8,860
Westamerica Bancorp.	433	23,975

Total Banks		4,271,016

Beverages - 3.4%
Brown-Forman Corp. Class A	1,052	59,280
Brown-Forman Corp. Class B	955	51,160
Coca-Cola Co. (The)	37,102	2,114,814
Coca-Cola Enterprises, Inc.	4,276	90,651
Dr. Pepper Snapple Group, Inc.	3,336	94,409
Molson Coors Brewing Co. Class B	1,962	88,604
Pepsi Bottling Group, Inc.	2,418	90,675
PepsiAmericas, Inc.	1,578	46,172
PepsiCo, Inc.	26,331	1,600,925

Total Beverages		4,236,690

Building Materials - 0.1%
Eagle Materials, Inc.	403	10,498
Lennox International, Inc.	558	21,784
Martin Marietta Materials, Inc.	497	44,437
Masco Corp.	4,827	66,661
Simpson Manufacturing Co., Inc.	424	11,402

Total Building Materials		154,782

See Notes to Schedule of Investments.

1   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
Chemicals - 2.5%
Air Products & Chemicals, Inc.	2,645	$214,404
Airgas, Inc.	838	39,889
Albemarle Corp.	659	23,968
Arch Chemicals, Inc.	422	13,031
Ashland, Inc.	558	22,108
Cabot Corp.	984	25,810
Celanese Corp. Series A	389	12,487
Cytec Industries, Inc.	1	36
Dow Chemical Co. (The)	14,500	400,635
E.I. Du Pont de Nemours & Co.	25,714	865,790
Eastman Chemical Co.	1,296	78,071
Ecolab, Inc.	1,696	75,608
FMC Corp.	374	20,854
Huntsman Corp.	5,479	61,858
Innophos Holdings, Inc.	826	18,990
International Flavors & Fragrances, Inc.	1,108	45,583
Lubrizol Corp.	746	54,421
Monsanto Co.	4,031	329,534
Mosaic Co. (The)	900	53,757
Olin Corp.	2,386	41,803
PPG Industries, Inc.	3,379	197,807
Praxair, Inc.	3,428	275,303
RPM International, Inc.	2,797	56,863
Sensient Technologies Corp.	1,261	33,164
Sherwin-Williams Co. (The)	1,517	93,523
Sigma-Aldrich Corp.	648	32,743
Terra Industries, Inc.	716	23,048
Valhi, Inc.	2,662	37,188
Valspar Corp.	1,391	37,752
Westlake Chemical Corp.	641	15,980

Total Chemicals		3,202,008

Coal - 0.1%
Arch Coal, Inc.	1,388	30,883
Consol Energy, Inc.	850	42,330
Massey Energy Co.	1	42
Peabody Energy Corp.	1,266	57,236
Walter Energy, Inc.	166	12,501

Total Coal		142,992

Commercial Services - 1.4%
ABM Industries, Inc.	838	17,313
Automatic Data Processing, Inc.	9,092	389,319
Deluxe Corp.	1,842	27,243
Equifax, Inc.	409	12,634
H&R Block, Inc.	5,504	124,500
Healthcare Services Group, Inc.	1,123	24,100
Hillenbrand, Inc.	1,420	26,753
Interactive Data Corp.	1,874	47,412
Landauer, Inc.	283	17,376
Lender Processing Services, Inc.	496	20,167
Manpower, Inc.	750	40,935
Mastercard, Inc. Class A	179	45,820
McGrath Rentcorp	1,137	25,423
Moody’s Corp.	2,173	58,236
Paychex, Inc.	8,132	249,165
Pharmaceutical Product Development, Inc.	2,119	49,669
R.R. Donnelley & Sons Co.	5,741	127,852
Robert Half International, Inc.	1,611	43,062
Rollins, Inc.	1,559	30,058
SEI Investments Co.	897	15,715
Service Corp. International	3,467	28,395
Strayer Education, Inc.(a)	130	27,624
Total System Services, Inc.	1,881	32,485
Visa, Inc. Class A	1,562	136,613
Washington Post Co. (The) Class B	103	45,279
Weight Watchers International, Inc.	1,135	33,097
Western Union Co. (The)	909	17,135

Total Commercial Services		1,713,380

Computers - 1.7%
Diebold, Inc.	1,605	45,662
Hewlett-Packard Co.	8,416	433,508
International Business Machines Corp.	12,718	1,664,786
Jack Henry & Associates, Inc.	739	17,086

Total Computers		2,161,042

Cosmetics/Personal Care - 2.8%
Alberto-Culver Co.	666	19,507
Avon Products, Inc.	6,361	200,372
Colgate-Palmolive Co.	5,989	491,996
Estee Lauder Cos., Inc. (The) Class A	768	37,140
Procter & Gamble Co. (The)	46,784	2,836,514

Total Cosmetics/Personal Care		3,585,529

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	1,555	64,750
Genuine Parts Co.	3,690	140,072
Owens & Minor, Inc.	509	21,851
Pool Corp.	785	14,978
W.W. Grainger, Inc.	814	78,820
Watsco, Inc.	575	28,164

Total Distribution/Wholesale		348,635

Diversified Financial Services - 1.4%
American Express Co.	11,871	481,013
Ameriprise Financial, Inc.	2,710	105,202
BGC Partners, Inc. Class A	4,458	20,596
BlackRock, Inc.	400	92,880
Charles Schwab Corp. (The)	8,913	167,743
CME Group, Inc.	529	177,717
Discover Financial Services	1,892	27,831
Eaton Vance Corp.	1,502	45,676
Federated Investors, Inc. Class B	2,080	57,200
Franklin Resources, Inc.	1,052	110,828
GFI Group, Inc.	3,700	16,909
Greenhill & Co., Inc.	330	26,479
NYSE Euronext	6,929	175,304
Raymond James Financial, Inc.	1,219	28,976
Student Loan Corp. (The)	489	22,773
T. Rowe Price Group, Inc.	2,743	146,065
Waddell & Reed Financial, Inc. Class A	1,353	41,320

Total Diversified Financial Services		1,744,512

Electric - 7.3%
Allegheny Energy, Inc.	2,730	64,100
ALLETE, Inc.	1,303	42,582
Alliant Energy Corp.	2,933	88,753
Ameren Corp.	7,212	201,575
American Electric Power Co., Inc.	12,369	430,318
Avista Corp.	1,357	29,298
Black Hills Corp.	1,577	41,996
Central Vermont Public Service Corp.	1,597	33,218
CH Energy Group, Inc.	755	32,103
Cleco Corp.	1,613	44,083
CMS Energy Corp.	4,717	73,868
Consolidated Edison, Inc.	7,907	359,215
Constellation Energy Group, Inc.	3,299	116,026
Dominion Resources, Inc.	14,807	576,288
DPL, Inc.	2,611	72,064
DTE Energy Co.	4,340	189,181
Duke Energy Corp.	39,653	682,428

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
Edison International	6,334	$220,297
Empire District Electric Co. (The)	1,942	36,374
Entergy Corp.	3,801	311,074
Exelon Corp.	15,443	754,699
FirstEnergy Corp.	7,974	370,392
FPL Group, Inc.	7,998	422,454
Great Plains Energy, Inc.	3,469	67,264
Hawaiian Electric Industries, Inc.	3,286	68,677
IDACORP, Inc.	1,329	42,462
Integrys Energy Group, Inc.	2,726	114,465
ITC Holdings Corp.	699	36,411
MDU Resources Group, Inc.	3,052	72,027
MGE Energy, Inc.	707	25,268
Northeast Utilities	3,614	93,205
NorthWestern Corp.	1,263	32,863
NSTAR	2,543	93,582
NV Energy, Inc.	5,134	63,559
OGE Energy Corp.	2,102	77,543
Otter Tail Corp.	1,439	35,687
Pepco Holdings, Inc.	7,702	129,779
PG&E Corp.	7,660	342,019
Pinnacle West Capital Corp.	2,987	109,264
PNM Resources, Inc.	2,437	30,828
Portland General Electric Co.	2,391	48,800
PPL Corp.	8,891	287,268
Progress Energy, Inc.	9,174	376,226
Public Service Enterprise Group, Inc.	11,186	371,935
SCANA Corp.	3,117	117,449
Southern Co.	23,036	767,560
TECO Energy, Inc.	6,034	97,871
UIL Holdings Corp.	1,439	40,407
Unisource Energy Corp.	1,059	34,089
Unitil Corp.	1,377	31,643
Westar Energy, Inc.	3,397	73,783
Wisconsin Energy Corp.	1,792	89,295
Xcel Energy, Inc.	11,402	241,950

Total Electric		9,205,565

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	418	15,984
Emerson Electric Co.	13,726	584,728
Hubbell, Inc. Class B	1,111	52,550
Molex, Inc.	1,334	28,748
Molex, Inc. Class A	2,262	43,272

Total Electrical Components & Equipment		725,282

Electronics - 0.1%
AVX Corp.	2,019	25,581
Brady Corp. Class A	747	22,417
Gentex Corp.	2,301	41,073
Jabil Circuit, Inc.	2,791	48,480
National Instruments Corp.	839	24,708
PerkinElmer, Inc.	1,052	21,661

Total Electronics		183,920

Engineering & Construction - 0.1%
Fluor Corp.	1,261	56,795
Granite Construction, Inc.	384	12,926
KBR, Inc.	1,539	29,241

Total Engineering & Construction		98,962

Entertainment - 0.1%
Cinemark Holdings, Inc.	3,491	50,166
International Game Technology	2,295	43,077
National CineMedia, Inc.	1,453	24,076
Regal Entertainment Group Class A	3,738	53,977

Total Entertainment		171,296

Environmental Control - 0.4%
Mine Safety Appliances Co.	739	19,605
Nalco Holding Co.	2	51
Republic Services, Inc.	5,783	163,717
Waste Management, Inc.	9,642	325,996

Total Environmental Control		509,369

Food - 3.0%
B&G Foods, Inc. Class A	3,208	29,449
Campbell Soup Co.	6,237	210,811
ConAgra Foods, Inc.	8,689	200,281
Corn Products International, Inc.	1,086	31,744
Del Monte Foods Co.	2,283	25,889
Flowers Foods, Inc.	1,697	40,321
General Mills, Inc.	5,025	355,820
H.J. Heinz Co.	6,827	291,922
Hershey Co. (The)	3,056	109,374
Hormel Foods Corp.	1,749	67,249
J.M. Smucker Co. (The)	1,569	96,886
Kellogg Co.	6,000	319,200
Kraft Foods, Inc. Class A	35,612	967,934
Kroger Co. (The)	6,954	142,766
Lancaster Colony Corp.	524	26,043
Lance, Inc.	552	14,518
McCormick & Co., Inc.	1,972	71,248
Ruddick Corp.	526	13,534
Safeway, Inc.	4,468	95,124
Sara Lee Corp.	14,431	175,770
SUPERVALU, Inc.	3,468	44,078
Sysco Corp.	11,944	333,715
Tyson Foods, Inc. Class A	2,653	32,552
Weis Markets, Inc.	574	20,871

Total Food		3,717,099

Forest Products & Paper - 0.3%
Glatfelter	726	8,821
International Paper Co.	1,092	29,244
MeadWestvaco Corp.	3,201	91,645
Plum Creek Timber Co., Inc.(a)	3,867	146,018
Potlatch Corp.	1,263	40,264
Rayonier, Inc.	2,039	85,964
Weyerhaeuser Co.	525	22,648

Total Forest Products & Paper		424,604

Gas - 0.9%
AGL Resources, Inc.	1,875	68,381
Atmos Energy Corp.	2,208	64,915
Centerpoint Energy, Inc.	10,862	157,608
Chesapeake Utilities Corp.	762	24,422
Energen Corp.	539	25,225
Laclede Group, Inc. (The)	844	28,502
National Fuel Gas Co.	1,145	57,250
New Jersey Resources Corp.	728	27,227
Nicor, Inc.	1,073	45,173
NiSource, Inc.	8,443	129,853
Northwest Natural Gas Co.	472	21,259
Piedmont Natural Gas Co., Inc.	1,401	37,477
Sempra Energy	3,779	211,549
South Jersey Industries, Inc.	504	19,243
Southern Union Co.	1,934	43,902
Southwest Gas Corp.	807	23,024
UGI Corp.	1,501	36,309
Vectren Corp.	2,391	59,010
WGL Holdings, Inc.	1,039	34,848

Total Gas		1,115,177

See Notes to Schedule of Investments.

3   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
Hand/Machine Tools - 0.2%
Baldor Electric Co.	907	$25,478
Black & Decker Corp.	371	24,052
Kennametal, Inc.	844	21,876
Lincoln Electric Holdings, Inc.	671	35,872
Regal-Beloit Corp.	367	19,062
Snap-On, Inc.	1,120	47,331
Stanley Works (The)	1,273	65,572

Total Hand/Machine Tools		239,243

Healthcare-Products - 3.5%
Baxter International, Inc.	6,721	394,388
Beckman Coulter, Inc.	348	22,773
Becton Dickinson & Co.	2,543	200,541
C.R. Bard, Inc.	406	31,628
DENTSPLY International, Inc.	504	17,726
Hill-Rom Holdings, Inc.	773	18,544
Johnson & Johnson	47,159	3,037,511
Medtronic, Inc.	11,845	520,943
Meridian Bioscience, Inc.	1,137	24,503
STERIS Corp.	489	13,677
Stryker Corp.	1,806	90,968
Techne Corp.	350	23,996
West Pharmaceutical Services, Inc.	306	11,995

Total Healthcare-Products		4,409,193

Healthcare-Services - 0.1%
Aetna, Inc.	696	22,063
Quest Diagnostics, Inc.	948	57,240
UnitedHealth Group, Inc.	787	23,988

Total Healthcare-Services		103,291

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings	2,948	37,617

Home Builders - 0.1%
D.R. Horton, Inc.	2,671	29,034
KB Home	771	10,547
Lennar Corp. Class A	1,030	13,153
MDC Holdings, Inc.	1,090	33,834
Ryland Group, Inc.	553	10,894

Total Home Builders		97,462

Home Furnishings - 0.1%
Whirlpool Corp.	937	75,578

Household Products/Wares - 0.7%
American Greetings Corp. Class A	3	65
Avery Dennison Corp.	1,463	53,385
Church & Dwight Co., Inc.	309	18,679
Clorox Co.	2,424	147,864
Fortune Brands, Inc.	1,691	73,051
Jarden Corp.	782	24,172
Kimberly-Clark Corp.	8,567	545,803
Scotts Miracle-Gro Co. (The) Class A	573	22,525
Tupperware Brands Corp.	886	41,261

Total Household Products/Wares		926,805

Housewares - 0.0%
Newell Rubbermaid, Inc.	2,568	38,545
Toro Co.	354	14,801

Total Housewares		53,346

Insurance - 2.8%
Allstate Corp. (The)	8,518	255,881
American Family Life Assurance Co., Inc.	6,433	297,526
American Financial Group, Inc.	1,680	41,916
American National Insurance Co.	497	59,362
AON Corp.	2,482	95,160
Arthur J. Gallagher & Co.	3,235	72,820
Assurant, Inc.	1,497	44,132
Baldwin & Lyons, Inc. Class B	894	22,001
Brown & Brown, Inc.	1,579	28,375
Chubb Corp.	5,344	262,818
Cincinnati Financial Corp.	5,122	134,401
Donegal Group, Inc. Class A	1,389	21,585
Erie Indemnity Co. Class A	1,263	49,282
Fidelity National Financial, Inc. Class A	5,806	78,149
First American Corp.	1,657	54,863
Hanover Insurance Group, Inc. (The)	535	23,770
Harleysville Group, Inc.	837	26,608
Hartford Financial Services Group, Inc.	2,063	47,985
HCC Insurance Holdings, Inc.	1,491	41,703
Horace Mann Educators Corp.	3	38
Loews Corp.	1,713	62,268
Marsh & McLennan Cos., Inc.	10,878	240,186
Mercury General Corp.	1,725	67,723
Metlife, Inc.	9,443	333,810
Old Republic International Corp.	9,057	90,932
Principal Financial Group, Inc.	3,972	95,487
Protective Life Corp.	1,419	23,484
Prudential Financial, Inc.	3,709	184,560
Reinsurance Group of America, Inc.	303	14,438
RLI Corp.	334	17,786
Safety Insurance Group, Inc.	753	27,281
Selective Insurance Group	1,461	24,033
StanCorp Financial Group, Inc.	740	29,615
State Auto Financial Corp.	1,255	23,218
Torchmark Corp.	777	34,149
Transatlantic Holdings, Inc.	601	31,318
Travelers Cos., Inc. (The)	8,125	405,113
Unitrin, Inc.	1,460	32,193
Unum Group	3,492	68,164
W.R. Berkley Corp.	1,042	25,675
Zenith National Insurance Corp.	1,442	42,914

Total Insurance		3,532,722

Internet - 0.0%
Earthlink, Inc.	4,555	37,852
NutriSystem, Inc.	3	93
United Online, Inc.	2,935	21,103

Total Internet		59,048

Investment Companies - 0.4%
Apollo Investment Corp.	11,369	108,347
Ares Capital Corp.	7,690	95,741
BlackRock Kelso Capital Corp.	5,612	47,814
Fifth Street Finance Corp.	2,321	24,928
Gladstone Capital Corp.	2,616	20,143
Hercules Technology Growth Capital, Inc.	3,478	36,136
Main Street Capital Corp.	1,678	27,049
PennantPark Investment Corp.	2,755	24,575
Prospect Capital Corp.	4,503	53,180
TICC Capital Corp.	4,614	27,915

Total Investment Companies		465,828

Iron/Steel - 0.4%
AK Steel Holding Corp.	3	64
Allegheny Technologies, Inc.	1,134	50,769
Carpenter Technology Corp.	712	19,188
Cliffs Natural Resources, Inc.	488	22,492
Nucor Corp.	6,036	281,580
Reliance Steel & Aluminum Co.	570	24,635
Steel Dynamics, Inc.	1,921	34,040

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
United States Steel Corp.	513	$28,277

Total Iron/Steel		461,045

Leisure Time - 0.1%
Callaway Golf Co.	1,634	12,320
Harley-Davidson, Inc.	2,121	53,449
Polaris Industries, Inc.	809	35,297

Total Leisure Time		101,066

Lodging - 0.1%
Choice Hotels International, Inc.	1,140	36,092
Marriott International, Inc. Class A	2,732	74,447
Starwood Hotels & Resorts Worldwide, Inc.	685	25,051
Wyndham Worldwide Corp.	1,031	20,795

Total Lodging		156,385

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	10,272	585,401
Joy Global, Inc.	892	46,019

Total Machinery-Construction & Mining		631,420

Machinery-Diversified - 0.5%
Applied Industrial Technologies, Inc.	781	17,237
Briggs & Stratton Corp.	2	37
Cognex Corp.	1,122	19,882
Cummins, Inc.	1,876	86,033
Deere & Co.	4,929	266,610
Flowserve Corp.	372	35,165
Graco, Inc.	983	28,084
IDEX Corp.	846	26,353
Nordson Corp.	429	26,246
Rockwell Automation, Inc.	2,200	103,356
Roper Industries, Inc.	367	19,220

Total Machinery-Diversified		628,223

Media - 1.5%
Cablevision Systems Corp. Class A	2,281	58,895
CBS Corp. Class A	2,230	31,331
CBS Corp. Class B	3,387	47,587
Comcast Corp. Class A	17,792	299,973
Comcast Corp. Special Class A	7,366	117,930
Courier Corp.	2,093	29,825
FactSet Research Systems, Inc.	424	27,929
Gannett Co., Inc.	1,895	28,141
John Wiley & Sons, Inc. Class A	416	17,422
McGraw-Hill Cos., Inc. (The)	4,656	156,023
News Corp. Class A	9,344	127,919
News Corp. Class B	3,680	58,586
Scripps Networks Interactive, Inc. Class A	556	23,074
Time Warner, Inc.	16,561	482,588
Walt Disney Co. (The)	11,248	362,748
World Wrestling Entertainment, Inc. Class A	1,902	29,158

Total Media		1,899,129

Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.	1,929	30,189
Kaydon Corp.	412	14,733
Timken Co.	1,218	28,879
Worthington Industries, Inc.	1,913	25,003

Total Metal Fabricate/Hardware		98,804

Mining - 0.7%
Alcoa, Inc.	5,163	83,228
AMCOL International Corp.	490	13,926
Compass Minerals International, Inc.	379	25,465
Freeport-McMoRan Copper & Gold, Inc.	1,955	156,967
Kaiser Aluminum Corp.	420	17,480
Newmont Mining Corp.	2,243	106,116
Southern Copper Corp.	10,693	351,907
Vulcan Materials Co.	1,570	82,692

Total Mining		837,781

Miscellaneous Manufacturing - 4.0%
3M Co.	9,934	821,244
Acuity Brands, Inc.	348	12,403
Aptargroup, Inc.	539	19,264
Barnes Group, Inc.	1,213	20,500
Brink’s Co. (The)	455	11,075
Carlisle Cos., Inc.	919	31,485
CLARCOR, Inc.	710	23,032
Crane Co.	1,045	31,998
Danaher Corp.	369	27,749
Donaldson Co., Inc.	528	22,461
Dover Corp.	2,797	116,383
Eaton Corp.	2,803	178,327
General Electric Co.	153,928	2,328,931
Harsco Corp.	1,156	37,258
Honeywell International, Inc.	12,978	508,738
Illinois Tool Works, Inc.	7,301	350,375
ITT Corp.	1,735	86,299
Koppers Holdings, Inc.	432	13,150
Leggett & Platt, Inc.	4,653	94,921
NL Industries, Inc.	3,507	24,338
Pall Corp.	1,042	37,720
Parker Hannifin Corp.	1,647	88,740
Pentair, Inc.	1,245	40,213
SPX Corp.	626	34,242
Teleflex, Inc.	543	29,262
Textron, Inc.	981	18,453
Trinity Industries, Inc.	827	14,423

Total Miscellaneous Manufacturing		5,022,984

Office Furnishings - 0.0%
HNI Corp.(a)	776	21,441
Knoll, Inc.	2	21

Total Office Furnishings		21,462

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	7,124	162,142
Xerox Corp.	10,329	87,384

Total Office/Business Equipment		249,526

Oil & Gas - 9.4%
Anadarko Petroleum Corp.	1,664	103,867
Apache Corp.	1,133	116,892
Chesapeake Energy Corp.	4,650	120,342
Chevron Corp.	39,939	3,074,904
Cimarex Energy Co.	414	21,930
ConocoPhillips	33,050	1,687,864
Devon Energy Corp.	2,455	180,442
Diamond Offshore Drilling, Inc.	515	50,686
EOG Resources, Inc.	872	84,846
EQT Corp.	1,488	65,353
Exxon Mobil Corp.	66,024	4,502,177
Frontier Oil Corp.	1,012	12,184
Helmerich & Payne, Inc.	1	40
Hess Corp.	1,415	85,607
Holly Corp.	774	19,838
Marathon Oil Corp.	12,479	389,594
Murphy Oil Corp.	2,100	113,820
Noble Energy, Inc.	961	68,442
Occidental Petroleum Corp.	7,742	629,812
Patterson-UTI Energy, Inc.	1,772	27,200
Pioneer Natural Resources Co.	2	96
Questar Corp.	1,389	57,741

See Notes to Schedule of Investments.

5   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
Range Resources Corp.	391	$19,491
Sunoco, Inc.	1,774	46,301
Valero Energy Corp.	11,830	198,153
XTO Energy, Inc.	3,580	166,577

Total Oil & Gas		11,844,199

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	2,478	100,309
BJ Services Co.	1,610	29,946
Halliburton Co.	6,511	195,916
National Oilwell Varco, Inc.	2,356	103,876
RPC, Inc.	1,387	14,425
Smith International, Inc.	2,697	73,278

Total Oil & Gas Services		517,750

Packaging & Containers - 0.3%
Ball Corp.	629	32,519
Bemis Co., Inc.	1,861	55,179
Greif, Inc. Class A	3	162
Greif, Inc. Class B	886	44,433
Packaging Corp. of America	1,638	37,690
Rock-Tenn Co. Class A	204	10,284
Sealed Air Corp.	2,183	47,720
Silgan Holdings, Inc.	497	28,766
Sonoco Products Co.	2,208	64,584
Temple-Inland, Inc.	1,488	31,412

Total Packaging & Containers		352,749

Pharmaceuticals - 7.8%
Abbott Laboratories	26,124	1,410,435
Allergan, Inc.	694	43,729
AmerisourceBergen Corp.	2,221	57,901
Bristol-Myers Squibb Co.	53,911	1,361,253
Cardinal Health, Inc.	4,574	147,466
Eli Lilly & Co.	35,655	1,273,240
McKesson Corp.	1,217	76,062
Mead Johnson Nutrition Co. Class A	884	38,631
Merck & Co., Inc.	69,740	2,548,299
Perrigo Co.	395	15,737
Pfizer, Inc.	159,010	2,892,392

Total Pharmaceuticals		9,865,145

Pipelines - 0.5%
El Paso Corp.	2,146	21,095
Oneok, Inc.	2,441	108,795
Spectra Energy Corp.	18,052	370,247
Williams Cos., Inc. (The)	6,895	145,347

Total Pipelines		645,484

REITS - 4.4%
Acadia Realty Trust	1,203	20,295
Agree Realty Corp.	865	20,146
Alexandria Real Estate Equities, Inc.	568	36,517
AMB Property Corp.	3,566	91,111
American Campus Communities, Inc.	1,562	43,892
Apartment Investment & Management Co. Class A	1,949	31,028
AvalonBay Communities, Inc.	1,971	161,839
BioMed Realty Trust, Inc.	1,848	29,161
Boston Properties, Inc.	2,248	150,773
Brandywine Realty Trust	3,188	36,343
BRE Properties, Inc.	1,212	40,093
Camden Property Trust	1,555	65,885
CBL & Associates Properties, Inc.	2,112	20,423
Cogdell Spencer, Inc.	3,581	20,269
Colonial Properties Trust	2,695	31,612
Corporate Office Properties Trust SBI MD	1,387	50,806
Cousins Properties, Inc.	1,564	11,933
DCT Industrial Trust, Inc.	7,649	38,398
Digital Realty Trust, Inc.	1,518	76,325
Douglas Emmett, Inc.	1,836	26,163
Duke Realty Corp.	7,301	88,853
EastGroup Properties, Inc.	973	37,247
Education Realty Trust, Inc.	3,473	16,809
Entertainment Properties Trust	1,863	65,708
Equity Lifestyle Properties, Inc.	439	22,156
Equity One, Inc.	2,787	45,066
Equity Residential	6,320	213,490
Essex Property Trust, Inc.	688	57,551
Extra Space Storage, Inc.	2,746	31,716
Federal Realty Investment Trust	1,247	84,447
First Potomac Realty Trust	1,569	19,722
Franklin Street Properties Corp.	2,740	40,031
Getty Realty Corp.	1,152	27,107
Gladstone Commercial Corp.	1,718	23,038
Glimcher Realty Trust	7,845	21,182
Government Properties Income Trust	1,015	23,325
HCP, Inc.	9,572	292,329
Health Care REIT, Inc.	3,839	170,145
Healthcare Realty Trust, Inc.	2,257	48,435
Hersha Hospitality Trust	5,358	16,824
Highwoods Properties, Inc.	2,040	68,034
Home Properties, Inc.	1,146	54,676
HRPT Properties Trust	9,589	62,041
Inland Real Estate Corp.	3,763	30,669
Investors Real Estate Trust	3,200	28,800
Kilroy Realty Corp.	923	28,308
Kimco Realty Corp.	11,168	151,103
Kite Realty Group Trust	2,559	10,415
Lexington Realty Trust	6,238	37,927
Liberty Property Trust	3,699	118,405
LTC Properties, Inc.	797	21,320
Macerich Co. (The)	4,203	151,098
Mack-Cali Realty Corp.	2,193	75,812
Medical Properties Trust, Inc.	4,065	40,650
Mid-America Apartment Communities, Inc.	773	37,321
Mission West Properties, Inc.	3,030	21,786
Monmouth Real Estate Investment Trust Class A	2,916	21,695
National Health Investors, Inc.	967	35,769
National Retail Properties, Inc.	2,996	63,575
Nationwide Health Properties, Inc.	3,003	105,646
Omega Healthcare Investors, Inc.	2,903	56,463
Parkway Properties, Inc.	859	17,884
Pennsylvania Real Estate Investment Trust	2,665	22,546
Post Properties, Inc.	1,315	25,774
ProLogis	11,913	163,089
PS Business Parks, Inc.	578	28,929
Public Storage	2,503	203,869
Public Storage Series A	924	23,423
Realty Income Corp.	3,390	87,835
Regency Centers Corp.	2,342	82,111
Saul Centers, Inc.	724	23,718
Senior Housing Properties Trust	4,820	105,413
Simon Property Group, Inc.	4,968	396,446
SL Green Realty Corp.	429	21,553
Sovran Self Storage, Inc.(a)	1,025	36,623
Sun Communities, Inc.	1,261	24,905
Tanger Factory Outlet Centers	834	32,518
Taubman Centers, Inc.	1,302	46,755
UDR, Inc.	3,863	63,508
Universal Health Realty Income Trust	980	31,389

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
U-Store-It Trust	1	$7
Ventas, Inc.	4,224	184,758
Vornado Realty Trust	3,679	257,309
Washington Real Estate Investment Trust	1,990	54,825
Weingarten Realty Investors	3,673	72,689
Winthrop Realty Trust	1,491	16,192

Total REITS		5,593,774

Retail - 6.2%
Abercrombie & Fitch Co. Class A	1,157	40,321
Advance Auto Parts, Inc.	369	14,937
American Eagle Outfitters, Inc.	2,696	45,778
Barnes & Noble, Inc.	1,609	30,684
Best Buy Co., Inc.	3,395	133,967
Bob Evans Farms, Inc.	546	15,807
Brinker International, Inc.	1,913	28,542
Buckle, Inc. (The)	893	26,147
Burger King Holdings, Inc.	1,439	27,082
Cato Corp. (The) Class A	802	16,088
Costco Wholesale Corp.	2,974	175,972
Cracker Barrel Old Country Store, Inc.	507	19,261
CVS Caremark Corp.	8,031	258,678
Darden Restaurants, Inc.	2,427	85,115
Family Dollar Stores, Inc.	1,549	43,109
Foot Locker, Inc.	5,062	56,391
Gap, Inc. (The)	6,400	134,080
Guess ?, Inc.	788	33,332
Home Depot, Inc.	29,936	866,048
J.C. Penney Co., Inc.	4,107	109,287
Lowe’s Cos., Inc.	12,880	301,263
Ltd. Brands, Inc.	5,990	115,248
Macy’s, Inc.	3,079	51,604
McDonald’s Corp.	21,341	1,332,532
MSC Industrial Direct Co. Class A	563	26,461
Nordstrom, Inc.	2,348	88,238
Nu Skin Enterprises, Inc. Class A	906	24,344
PetSmart, Inc.	1,224	32,669
RadioShack Corp.	1,298	25,311
Ross Stores, Inc.	798	34,083
Staples, Inc.	5,663	139,253
Target Corp.	6,104	295,250
Tiffany & Co.	1,111	47,773
TJX Cos., Inc.	3,216	117,545
Walgreen Co.	8,103	297,542
Wal-Mart Stores, Inc.	44,479	2,377,403
Wendy’s/Arby’s Group, Inc. Class A	5,729	26,869
Williams-Sonoma, Inc.	1,634	33,955
Yum! Brands, Inc.	6,250	218,562

Total Retail		7,746,531

Savings & Loans - 0.7%
Astoria Financial Corp.	2,745	34,120
Brookline Bancorp, Inc.	2,425	24,032
Capitol Federal Financial	2,531	79,625
Dime Community Bancshares	1,989	23,311
First Niagara Financial Group, Inc.	4,694	65,294
Hudson City Bancorp, Inc.	13,536	185,849
New York Community Bancorp, Inc.	13,777	199,904
NewAlliance Bancshares, Inc.	1,296	15,565
Northwest Bancshares, Inc.	2,360	26,715
OceanFirst Financial Corp.	2,078	23,481
Oritani Financial Corp.	1,554	21,337
People’s United Financial, Inc.	6,802	113,594
Provident Financial Services, Inc.	2,239	23,845
Roma Financial Corp.	1,968	24,325
TFS Financial Corp.	4,035	48,985
Washington Federal, Inc.	1,073	20,752

Total Savings & Loans		930,734

Semiconductors - 2.7%
Altera Corp.	1,378	31,184
Analog Devices, Inc.	4,428	139,836
Applied Materials, Inc.	13,726	191,340
Intel Corp.	101,533	2,071,273
Intersil Corp. Class A	2,719	41,710
KLA-Tencor Corp.	1,573	56,880
Linear Technology Corp.	3,642	111,227
Maxim Integrated Products, Inc.	6,972	141,532
Microchip Technology, Inc.	4,971	144,457
National Semiconductor Corp.	3,126	48,015
Texas Instruments, Inc.	13,520	352,331
Xilinx, Inc.	3,824	95,830

Total Semiconductors		3,425,615

Software - 2.8%
American Software, Inc. Class A	4,572	27,432
Broadridge Financial Solutions, Inc.	2,268	51,166
CA, Inc.	2,510	56,375
Dun & Bradstreet Corp.	411	34,676
Fidelity National Information Services, Inc.	2,061	48,310
IMS Health, Inc.	721	15,184
Microsoft Corp.	87,215	2,659,185
Oracle Corp.	25,013	613,819
Quality Systems, Inc.	1	63

Total Software		3,506,210

Telecommunications - 8.8%
Adtran, Inc.	1,041	23,475
Alaska Communications Systems Group, Inc.	3,636	29,015
AT&T, Inc.	199,017	5,578,446
CenturyTel, Inc.	13,373	484,236
Consolidated Communications Holdings, Inc.	2,490	43,575
Corning, Inc.	9,744	188,157
Frontier Communications Corp.	22,759	177,748
Harris Corp.	1,568	74,558
Iowa Telecommunications Services, Inc.	1,742	29,196
NTELOS Holdings Corp.	1,930	34,393
QUALCOMM, Inc.	14,413	666,745
Qwest Communications International, Inc.	74,472	313,527
Telephone & Data Systems, Inc. Special Shares	839	25,338
Verizon Communications, Inc.	93,206	3,087,915
Virgin Media, Inc.	1,998	33,626
Windstream Corp.	21,925	240,956

Total Telecommunications		11,030,906

Textiles - 0.0%
Cintas Corp.	1,309	34,099

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	2,049	65,691
Mattel, Inc.	7,944	158,721

Total Toys/Games/Hobbies		224,412

Transportation - 1.8%
Alexander & Baldwin, Inc.	951	32,553
Burlington Northern Santa Fe Corp.	3,156	311,245
C.H. Robinson Worldwide, Inc.	1,650	96,904
Con-way, Inc.	449	15,675
CSX Corp.	3,968	192,408
Expeditors International Washington, Inc.	1,437	49,907
FedEx Corp.	895	74,688
Horizon Lines, Inc. Class A	3,201	17,830

See Notes to Schedule of Investments.

7   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2009

Investments	Shares	Value
International Shipholding Corp.	691	$21,469
JB Hunt Transport Services, Inc.	988	31,883
Norfolk Southern Corp.	5,310	278,350
Overseas Shipholding Group, Inc.	721	31,688
Ryder System, Inc.	965	39,729
Tidewater, Inc.	633	30,352
Union Pacific Corp.	4,817	307,806
United Parcel Service, Inc. Class B	12,146	696,816

Total Transportation		2,229,303

Trucking & Leasing - 0.0%
GATX Corp.	864	24,840

Water - 0.2%
American States Water Co.	650	23,016
American Water Works Co., Inc.	3,487	78,144
Aqua America, Inc.	2,018	35,335
California Water Service Group	698	25,700
Connecticut Water Service, Inc.	1,298	32,151
Middlesex Water Co.	1,728	30,465
SJW Corp.	1,222	27,581

Total Water		252,392

TOTAL COMMON STOCKS (Cost: $122,702,737)		125,484,895

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $189,549)	189,549	189,549

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $276,000)(d)	276,000	276,000

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $123,168,286)(e)		125,950,444
Liabilities in Excess of Other Assets – (0.0)%		(20,397)

NET ASSETS - 100.0%		$125,930,047

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $267,828 and the total market value of the collateral held by the Fund was $276,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   8

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.6%
Agriculture - 9.2%
Altria Group, Inc.	204,620	$4,016,691
Lorillard, Inc.	11,763	943,745
Philip Morris International, Inc.	130,099	6,269,471
Reynolds American, Inc.	28,169	1,492,112
Universal Corp.	1,337	60,980
Vector Group Ltd.	10,974	153,636

Total Agriculture		12,936,635

Apparel - 0.3%
VF Corp.	5,191	380,189

Auto Parts & Equipment - 0.0%
Superior Industries International, Inc.	1,475	22,568

Banks - 1.4%
1st Source Corp.	1,446	23,266
Arrow Financial Corp.	611	15,275
BancorpSouth, Inc.	4,379	102,731
Bank Mutual Corp.	2,565	17,750
Bank of Hawaii Corp.	2,615	123,062
Capital City Bank Group, Inc.	1,382	19,127
Chemical Financial Corp.	1,720	40,558
City Holding Co.	902	29,162
Community Bank System, Inc.	2,145	41,420
Community Trust Bancorp, Inc.	1,101	26,919
Cullen/Frost Bankers, Inc.	2,928	146,400
CVB Financial Corp.	6,200	53,568
FNB Corp.	11,452	77,759
Glacier Bancorp, Inc.	3,437	47,156
Hudson Valley Holding Corp.	727	17,928
Independent Bank Corp.	1,029	21,496
Lakeland Financial Corp.	791	13,645
M&T Bank Corp.	7,286	487,360
NBT Bancorp, Inc.	1,919	39,090
Park National Corp.(a)	1,331	78,369
Renasant Corp.	1,468	19,965
S&T Bancorp, Inc.	1,400	23,814
Sterling Bancshares, Inc.	4,996	25,629
Tompkins Financial Corp.	457	18,508
TrustCo Bank Corp.	4,211	26,529
Trustmark Corp.	3,535	79,679
United Bankshares, Inc.(a)	3,709	74,069
Univest Corp. of Pennsylvania	1,083	18,985
Valley National Bancorp(a)	11,483	162,255
Washington Trust Bancorp, Inc.	1,310	20,410
WesBanco, Inc.	1,678	20,706

Total Banks		1,912,590

Chemicals - 2.3%
E.I. Du Pont de Nemours & Co.	66,247	2,230,536
Huntsman Corp.	14,641	165,297
Olin Corp.	5,004	87,670
PPG Industries, Inc.	8,801	515,210
Quaker Chemical Corp.	670	13,829
RPM International, Inc.	7,714	156,826
Schulman A., Inc.	1,066	21,512
Valhi, Inc.	5,764	80,523

Total Chemicals		3,271,403

Commercial Services - 0.9%
Advance America, Cash Advance Centers, Inc.	3,572	19,860
CDI Corp.	1,028	13,313
Deluxe Corp.	5,017	74,201
Electro Rent Corp.	1,390	16,041
Healthcare Services Group, Inc.	2,291	49,165
Hillenbrand, Inc.	3,451	65,017
Landauer, Inc.	455	27,937
McGrath Rentcorp	1,285	28,733
Paychex, Inc.	20,488	627,752
R.R. Donnelley & Sons Co.	15,235	339,283

Total Commercial Services		1,261,302

Computers - 0.1%
Diebold, Inc.	3,497	99,490

Distribution/Wholesale - 0.3%
Genuine Parts Co.	9,424	357,735
Watsco, Inc.	1,528	74,841

Total Distribution/Wholesale		432,576

Diversified Financial Services - 0.5%
BGC Partners, Inc. Class A	5,947	27,475
Federated Investors, Inc. Class B	5,571	153,203
GFI Group, Inc.	7,003	32,004
NYSE Euronext	17,171	434,426
Westwood Holdings Group, Inc.	350	12,719

Total Diversified Financial Services		659,827

Electric - 15.9%
ALLETE, Inc.	2,602	85,033
Alliant Energy Corp.	7,667	232,003
Ameren Corp.	18,747	523,979
American Electric Power Co., Inc.	31,815	1,106,844
Avista Corp.	2,928	63,216
Black Hills Corp.	2,954	78,665
Central Vermont Public Service Corp.	485	10,088
CH Energy Group, Inc.	1,160	49,323
Cleco Corp.	2,804	76,633
CMS Energy Corp.	10,421	163,193
Consolidated Edison, Inc.	20,577	934,813
Dominion Resources, Inc.	38,085	1,482,268
DPL, Inc.	6,844	188,894
DTE Energy Co.	11,545	503,247
Duke Energy Corp.	103,817	1,786,691
Edison International	16,231	564,514
Empire District Electric Co. (The)	3,451	64,637
Entergy Corp.	9,713	794,912
Exelon Corp.	40,105	1,959,931
FirstEnergy Corp.	20,375	946,419
FPL Group, Inc.	20,378	1,076,366
Great Plains Energy, Inc.	9,453	183,294
Hawaiian Electric Industries, Inc.	7,659	160,073
IDACORP, Inc.	2,530	80,834
Integrys Energy Group, Inc.	6,946	291,663
MGE Energy, Inc.	1,329	47,498
Northeast Utilities	8,961	231,104
NorthWestern Corp.	2,579	67,106
NSTAR	6,803	250,350
NV Energy, Inc.	11,632	144,004
OGE Energy Corp.	5,392	198,911
Otter Tail Corp.	2,564	63,587
Pepco Holdings, Inc.	20,872	351,693
PG&E Corp.	19,668	878,176
Pinnacle West Capital Corp.	8,071	295,237
PNM Resources, Inc.	4,988	63,098
Portland General Electric Co.	5,188	105,887
PPL Corp.	22,671	732,500
Progress Energy, Inc.	23,972	983,092
Public Service Enterprise Group, Inc.	28,683	953,710
SCANA Corp.	8,723	328,683
Southern Co.	59,699	1,989,171

See Notes to Schedule of Investments.

9   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2009

Investments	Shares	Value
TECO Energy, Inc.	15,087	244,711
UIL Holdings Corp.	2,646	74,300
Unisource Energy Corp.	1,812	58,328
Unitil Corp.	922	21,188
Westar Energy, Inc.	8,524	185,141
Xcel Energy, Inc.	29,622	628,579

Total Electric		22,303,587

Electrical Components & Equipment - 0.0%
Molex, Inc. Class A	3,772	72,158

Electronics - 0.0%
Methode Electronics, Inc.	1,697	14,730

Entertainment - 0.3%
Cinemark Holdings, Inc.	10,070	144,706
National CineMedia, Inc.	2,996	49,644
Regal Entertainment Group Class A	11,623	167,836

Total Entertainment		362,186

Environmental Control - 0.6%
American Ecology Corp.	1,120	19,085
Mine Safety Appliances Co.	1,807	47,939
Waste Management, Inc.	24,396	824,829

Total Environmental Control		891,853

Food - 3.9%
B&G Foods, Inc. Class A	4,764	43,734
ConAgra Foods, Inc.	22,531	519,340
H.J. Heinz Co.	17,866	763,950
Hershey Co. (The)	7,856	281,166
Ingles Markets, Inc. Class A	763	11,544
Kraft Foods, Inc. Class A	90,379	2,456,501
Sara Lee Corp.	36,144	440,234
Sysco Corp.	30,628	855,746
Weis Markets, Inc.	1,201	43,668

Total Food		5,415,883

Forest Products & Paper - 0.7%
MeadWestvaco Corp.	9,061	259,416
Plum Creek Timber Co., Inc.(a)	10,464	395,121
Potlatch Corp.	3,656	116,553
Rayonier, Inc.	5,410	228,086

Total Forest Products & Paper		999,176

Gas - 1.5%
AGL Resources, Inc.	5,153	187,930
Atmos Energy Corp.	6,017	176,900
Centerpoint Energy, Inc.	28,819	418,164
Chesapeake Utilities Corp.	382	12,243
Laclede Group, Inc. (The)	1,432	48,359
New Jersey Resources Corp.	1,918	71,733
Nicor, Inc.	2,806	118,132
NiSource, Inc.	23,363	359,323
Northwest Natural Gas Co.	1,359	61,209
Piedmont Natural Gas Co., Inc.	4,205	112,484
South Jersey Industries, Inc.	1,456	55,590
Southwest Gas Corp.	2,051	58,515
UGI Corp.	5,596	135,367
Vectren Corp.	6,335	156,348
WGL Holdings, Inc.	3,050	102,297

Total Gas		2,074,594

Hand/Machine Tools - 0.1%
Snap-On, Inc.	2,393	101,128

Holding Companies-Diversified - 0.1%
Compass Diversified Holdings	5,931	75,680

Home Builders - 0.0%
MDC Holdings, Inc.	2,175	67,512

Household Products/Wares - 1.3%
Clorox Co.	6,395	390,095
Ennis, Inc.	1,415	23,758
Kimberly-Clark Corp.	22,388	1,426,339

Total Household Products/Wares		1,840,192

Insurance - 1.7%
Arthur J. Gallagher & Co.	8,227	185,190
Baldwin & Lyons, Inc. Class B	655	16,120
Cincinnati Financial Corp.	13,950	366,048
EMC Insurance Group, Inc.	626	13,465
Erie Indemnity Co. Class A	3,354	130,873
Fidelity National Financial, Inc. Class A	14,171	190,742
Harleysville Group, Inc.	1,562	49,656
Life Partners Holdings, Inc.(a)	1,027	21,762
Marsh & McLennan Cos., Inc.	27,488	606,935
Mercury General Corp.	4,712	184,993
Old Republic International Corp.	22,368	224,575
Safety Insurance Group, Inc.	923	33,440
Selective Insurance Group	2,332	38,361
State Auto Financial Corp.	1,871	34,613
United Fire & Casualty Co.	1,266	23,079
Unitrin, Inc.	4,340	95,697
Universal Insurance Holdings, Inc.	5,619	32,984
Zenith National Insurance Corp.	3,485	103,714

Total Insurance		2,352,247

Internet - 0.1%
Earthlink, Inc.	10,150	84,346
United Online, Inc.	6,620	47,598

Total Internet		131,944

Investment Companies - 0.7%
Apollo Investment Corp.	30,542	291,065
Ares Capital Corp.	20,480	254,976
BlackRock Kelso Capital Corp.	11,765	100,238
Fifth Street Finance Corp.	5,440	58,426
Hercules Technology Growth Capital, Inc.	5,992	62,257
MVC Capital, Inc.	1,429	16,862
PennantPark Investment Corp.	3,957	35,296
Prospect Capital Corp.(a)	10,873	128,410

Total Investment Companies		947,530

Iron/Steel - 0.5%
Nucor Corp.	14,199	662,383

Leisure Time - 0.1%
Polaris Industries, Inc.	1,721	75,087

Machinery-Diversified - 0.0%
NACCO Industries, Inc. Class A	344	17,131

Media - 0.1%
Meredith Corp.	1,754	54,111
World Wrestling Entertainment, Inc. Class A	3,451	52,904

Total Media		107,015

Metal Fabricate/Hardware - 0.0%
Worthington Industries, Inc.	4,309	56,319

Miscellaneous Manufacturing - 0.2%
Federal Signal Corp.	2,727	16,417
Leggett & Platt, Inc.	11,207	228,623
NL Industries, Inc.	4,964	34,450
Sturm Ruger & Co., Inc.	1,012	9,816

Total Miscellaneous Manufacturing		289,306

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   10

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2009

Investments	Shares	Value
Office Furnishings - 0.0%
HNI Corp.	2,340	$64,654

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.	18,383	418,397

Oil & Gas - 9.1%
Chevron Corp.	101,646	7,825,726
ConocoPhillips	85,400	4,361,378
Valero Energy Corp.	28,580	478,715
Whiting USA Trust I	2,883	49,991

Total Oil & Gas		12,715,810

Packaging & Containers - 0.2%
Greif, Inc. Class B	1,474	73,921
Sonoco Products Co.	5,122	149,819

Total Packaging & Containers		223,740

Pharmaceuticals - 14.6%
Bristol-Myers Squibb Co.	135,908	3,431,677
Eli Lilly & Co.	89,913	3,210,793
Merck & Co., Inc.	177,839	6,498,237
Pfizer, Inc.	404,655	7,360,675

Total Pharmaceuticals		20,501,382

Pipelines - 0.9%
Oneok, Inc.	5,901	263,008
Spectra Energy Corp.	45,349	930,108

Total Pipelines		1,193,116

REITS - 8.2%
Acadia Realty Trust	2,452	41,365
Agree Realty Corp.	937	21,823
AMB Property Corp.	8,793	224,661
American Campus Communities, Inc.	3,574	100,429
AvalonBay Communities, Inc.	5,213	428,039
Brandywine Realty Trust	8,168	93,115
BRE Properties, Inc.	3,771	124,745
Camden Property Trust	4,508	191,004
CapLease, Inc.	3,119	13,661
Cogdell Spencer, Inc.	4,119	23,314
Colonial Properties Trust	5,930	69,559
Corporate Office Properties Trust SBI MD	3,569	130,732
DCT Industrial Trust, Inc.	17,344	87,067
Digital Realty Trust, Inc.	3,983	200,265
Duke Realty Corp.	19,614	238,702
EastGroup Properties, Inc.	2,008	76,866
Education Realty Trust, Inc.	3,227	15,619
Entertainment Properties Trust	4,560	160,831
Equity One, Inc.	6,589	106,544
Equity Residential	16,784	566,964
Essex Property Trust, Inc.	2,006	167,802
Extra Space Storage, Inc.	5,414	62,532
Federal Realty Investment Trust	3,526	238,781
First Potomac Realty Trust	3,995	50,217
Franklin Street Properties Corp.(a)	6,368	93,036
Getty Realty Corp.	2,901	68,261
Glimcher Realty Trust	13,633	36,809
Government Properties Income Trust	2,044	46,971
HCP, Inc.	24,478	747,558
Health Care REIT, Inc.	10,445	462,922
Healthcare Realty Trust, Inc.	5,961	127,923
Highwoods Properties, Inc.	5,223	174,187
Home Properties, Inc.	2,885	137,643
HRPT Properties Trust	26,855	173,752
Inland Real Estate Corp.	8,661	70,587
Investors Real Estate Trust	7,657	68,913
Kilroy Realty Corp.	2,759	84,619
Kimco Realty Corp.	27,515	372,278
Kite Realty Group Trust	5,236	21,311
Lexington Realty Trust	12,342	75,039
Liberty Property Trust	9,372	299,998
LTC Properties, Inc.	1,717	45,930
Macerich Co. (The)	10,324	371,148
Mack-Cali Realty Corp.	6,337	219,070
Medical Properties Trust, Inc.	10,578	105,780
Mid-America Apartment Communities, Inc.	2,136	103,126
National Health Investors, Inc.	2,401	88,813
National Retail Properties, Inc.	8,390	178,036
Nationwide Health Properties, Inc.	8,084	284,395
Omega Healthcare Investors, Inc.	7,875	153,169
Parkway Properties, Inc.	1,964	40,890
Pennsylvania Real Estate Investment Trust	4,617	39,060
Post Properties, Inc.	3,588	70,325
ProLogis	31,111	425,910
PS Business Parks, Inc.	1,203	60,210
Ramco-Gershenson Properties Trust	2,861	27,294
Realty Income Corp.(a)	9,583	248,296
Regency Centers Corp.	6,216	217,933
Saul Centers, Inc.	1,184	38,788
Senior Housing Properties Trust	12,178	266,333
Simon Property Group, Inc.	172	13,726
Sovran Self Storage, Inc.(a)	2,004	71,603
Sun Communities, Inc.	3,532	69,757
Tanger Factory Outlet Centers	2,156	84,062
Taubman Centers, Inc.	3,579	128,522
UDR, Inc.	10,901	179,212
Universal Health Realty Income Trust	1,305	41,799
Urstadt Biddle Properties, Inc. Class A	1,657	25,302
Ventas, Inc.	10,560	461,894
Vornado Realty Trust	9,472	662,472
Washington Real Estate Investment Trust	5,391	148,522
Weingarten Realty Investors	8,820	174,548

Total REITS		11,542,369

Retail - 2.8%
Barnes & Noble, Inc.	4,257	81,181
Cato Corp. (The) Class A	1,262	25,316
Christopher & Banks Corp.	1,561	11,895
Foot Locker, Inc.	13,213	147,193
Ltd. Brands, Inc.	15,877	305,473
McDonald’s Corp.	54,468	3,400,982

Total Retail		3,972,040

Savings & Loans - 1.4%
Astoria Financial Corp.	5,963	74,120
Berkshire Hills Bancorp, Inc.	641	13,256
Brookline Bancorp, Inc.	2,916	28,897
Capitol Federal Financial	6,923	217,798
Dime Community Bancshares	2,359	27,647
First Niagara Financial Group, Inc.	11,080	154,123
Flushing Financial Corp.	2,054	23,128
Hudson City Bancorp, Inc.	33,620	461,603
New York Community Bancorp, Inc.	36,346	527,380
Northwest Bancshares, Inc.	4,776	54,064
People’s United Financial, Inc.	17,731	296,108
Provident Financial Services, Inc.	3,443	36,668

Total Savings & Loans		1,914,792

Semiconductors - 0.6%
Intersil Corp. Class A	6,360	97,562
Maxim Integrated Products, Inc.	18,530	376,159

See Notes to Schedule of Investments.

11 WisdomTree Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2009

Investments	Shares	Value
Microchip Technology, Inc.	12,310	$357,729

Total Semiconductors		831,450

Software - 0.0%
Bowne & Co., Inc.	1,780	11,890
Opnet Technologies, Inc.	861	10,496

Total Software		22,386

Telecommunications - 18.1%
Alaska Communications Systems Group, Inc.	6,740	53,785
AT&T, Inc.	507,233	14,217,741
CenturyTel, Inc.	33,733	1,221,472
Consolidated Communications Holdings, Inc.	4,030	70,525
Frontier Communications Corp.	58,744	458,791
Iowa Telecommunications Services, Inc.	4,494	75,319
NTELOS Holdings Corp.	3,757	66,950
Qwest Communications International, Inc.	184,797	777,995
Verizon Communications, Inc.	235,405	7,798,968
Windstream Corp.	56,177	617,385

Total Telecommunications		25,358,931

Toys/Games/Hobbies - 0.3%
Mattel, Inc.	19,307	385,754

Transportation - 0.1%
Alexander & Baldwin, Inc.	2,093	71,644
International Shipholding Corp.	690	21,438
Overseas Shipholding Group, Inc.	1,542	67,771

Total Transportation		160,853

Trucking & Leasing - 0.0%
GATX Corp.	2,349	67,534

Water - 0.2%
American Water Works Co., Inc.	9,126	204,514
Aqua America, Inc.	6,294	110,208
Middlesex Water Co.	799	14,086

Total Water		328,808

TOTAL COMMON STOCKS
(Cost: $141,760,003)		139,536,237

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $199,053)	199,053	199,053

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
MONEY MARKET FUND - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $818,000)(d)	818,000	818,000

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $142,777,056)(e)		140,553,290
Liabilities in Excess of Cash and Other Assets - (0.4)%		(491,488)

NET ASSETS - 100.0%		$140,061,802

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $793,082 and the total market value of the collateral held by the Fund was $818,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   12

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 0.1%
Omnicom Group, Inc.	10,223	$400,230

Aerospace/Defense - 2.9%
Boeing Co. (The)	45,501	2,462,969
General Dynamics Corp.	16,827	1,147,097
Goodrich Corp.	4,353	279,680
L-3 Communications Holdings, Inc.	3,783	328,932
Lockheed Martin Corp.	25,046	1,887,216
Northrop Grumman Corp.	19,411	1,084,104
Raytheon Co.	17,789	916,489
Rockwell Collins, Inc.	5,429	300,550
United Technologies Corp.	41,350	2,870,104

Total Aerospace/Defense		11,277,141

Agriculture - 4.8%
Altria Group, Inc.	286,668	5,627,293
Archer-Daniels-Midland Co.	22,842	715,183
Lorillard, Inc.	16,213	1,300,769
Philip Morris International, Inc.	180,875	8,716,366
Reynolds American, Inc.	39,523	2,093,533

Total Agriculture		18,453,144

Airlines - 0.0%
Southwest Airlines Co.	2,358	26,952

Apparel - 0.4%
Coach, Inc.	4,977	181,810
NIKE, Inc. Class B	13,161	869,547
Polo Ralph Lauren Corp.	540	43,729
VF Corp.	7,285	533,554

Total Apparel		1,628,640

Auto Manufacturers - 0.1%
PACCAR, Inc.	8,019	290,849

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	24,898	678,222

Banks - 2.9%
Bank of America Corp.	49,175	740,575
Bank of New York Mellon Corp. (The)	33,039	924,101
BB&T Corp.	32,913	835,003
Capital One Financial Corp.	5,089	195,112
Fifth Third Bancorp	8,113	79,102
Goldman Sachs Group, Inc. (The)	9,031	1,524,794
JPMorgan Chase & Co.	39,609	1,650,507
KeyCorp	13,217	73,354
M&T Bank Corp.	10,422	697,128
Morgan Stanley	20,120	595,552
Northern Trust Corp.	10,899	571,108
PNC Financial Services Group, Inc.	7,598	401,098
Regions Financial Corp.	20,943	110,788
State Street Corp.	1,277	55,601
SunTrust Banks, Inc.	2,875	58,334
U.S. Bancorp	36,785	828,030
Wells Fargo & Co.	72,484	1,956,343

Total Banks		11,296,530

Beverages - 3.9%
Brown-Forman Corp. Class A	2,325	131,014
Brown-Forman Corp. Class B	4,119	220,655
Coca-Cola Co. (The)	133,019	7,582,083
Coca-Cola Enterprises, Inc.	15,804	335,045
Dr. Pepper Snapple Group, Inc.	10,459	295,989
Molson Coors Brewing Co. Class B	6,849	309,301
Pepsi Bottling Group, Inc.	8,537	320,137
PepsiCo, Inc.	94,085	5,720,368

Total Beverages		14,914,592

Building Materials - 0.1%
Masco Corp.	14,740	203,559

Chemicals - 2.4%
Air Products & Chemicals, Inc.	9,480	768,449
Dow Chemical Co. (The)	53,458	1,477,045
E.I. Du Pont de Nemours & Co.	92,682	3,120,603
Ecolab, Inc.	5,861	261,283
Lubrizol Corp.	2,190	159,761
Monsanto Co.	13,993	1,143,928
Mosaic Co. (The)	3,080	183,968
PPG Industries, Inc.	12,299	719,983
Praxair, Inc.	12,035	966,531
Sherwin-Williams Co. (The)	5,204	320,827
Sigma-Aldrich Corp.	2,395	121,019

Total Chemicals		9,243,397

Coal - 0.1%
Consol Energy, Inc.	3,526	175,595
Peabody Energy Corp.	3,432	155,161

Total Coal		330,756

Commercial Services - 0.9%
Automatic Data Processing, Inc.	31,838	1,363,303
H&R Block, Inc.	19,191	434,100
Mastercard, Inc. Class A	578	147,957
Moody’s Corp.	6,409	171,761
Paychex, Inc.	28,393	869,962
Visa, Inc. Class A	5,406	472,809
Western Union Co. (The)	3,058	57,643

Total Commercial Services		3,517,535

Computers - 1.9%
Hewlett-Packard Co.	29,966	1,543,549
International Business Machines Corp.	45,325	5,933,042

Total Computers		7,476,591

Cosmetics/Personal Care - 3.3%
Avon Products, Inc.	22,487	708,341
Colgate-Palmolive Co.	21,105	1,733,776
Estee Lauder Cos., Inc. (The) Class A	2,515	121,625
Procter & Gamble Co. (The)	166,543	10,097,502

Total Cosmetics/Personal Care		12,661,244

Distribution/Wholesale - 0.3%
Fastenal Co.	5,451	226,980
Genuine Parts Co.	13,150	499,174
W.W. Grainger, Inc.	2,782	269,381

Total Distribution/Wholesale		995,535

Diversified Financial Services - 1.4%
American Express Co.	42,558	1,724,450
Ameriprise Financial, Inc.	9,377	364,015
BlackRock, Inc.	1,402	325,544
Charles Schwab Corp. (The)	30,779	579,261
CME Group, Inc.	1,884	632,930
Discover Financial Services	6,556	96,439
Franklin Resources, Inc.	3,749	394,957
NYSE Euronext	23,984	606,795
T. Rowe Price Group, Inc.	10,075	536,494

Total Diversified Financial Services		5,260,885

Electric - 6.7%
Ameren Corp.	26,323	735,728
American Electric Power Co., Inc.	44,031	1,531,838
Consolidated Edison, Inc.	28,829	1,309,701

See Notes to Schedule of Investments.

13   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2009

Investments	Shares	Value
Constellation Energy Group, Inc.	12,074	$424,643
Dominion Resources, Inc.	52,835	2,056,338
DTE Energy Co.	15,957	695,566
Duke Energy Corp.	142,034	2,444,405
Edison International	22,605	786,202
Entergy Corp.	13,643	1,116,543
Exelon Corp.	55,491	2,711,845
FirstEnergy Corp.	28,565	1,326,844
FPL Group, Inc.	28,243	1,491,795
PG&E Corp.	27,509	1,228,277
PPL Corp.	31,812	1,027,846
Progress Energy, Inc.	33,276	1,364,649
Public Service Enterprise Group, Inc.	39,809	1,323,649
Southern Co.	82,643	2,753,665
Wisconsin Energy Corp.	6,483	323,048
Xcel Energy, Inc.	41,454	879,654

Total Electric		25,532,236

Electrical Components & Equipment - 0.5%
Emerson Electric Co.	48,327	2,058,730

Electronics - 0.0%
Amphenol Corp. Class A	834	38,514

Engineering & Construction - 0.0%
Fluor Corp.	4,050	182,412

Entertainment - 0.0%
International Game Technology	7,102	133,305

Environmental Control - 0.4%
Republic Services, Inc.	19,588	554,537
Waste Management, Inc.	34,141	1,154,307

Total Environmental Control		1,708,844

Food - 3.1%
Campbell Soup Co.	22,000	743,600
ConAgra Foods, Inc.	31,109	717,063
General Mills, Inc.	17,871	1,265,446
H.J. Heinz Co.	24,516	1,048,304
Hershey Co. (The)	10,928	391,113
Hormel Foods Corp.	5,677	218,281
J.M. Smucker Co. (The)	5,217	322,150
Kellogg Co.	21,472	1,142,310
Kraft Foods, Inc. Class A	126,484	3,437,835
Kroger Co. (The)	23,685	486,253
Safeway, Inc.	14,922	317,689
Sara Lee Corp.	50,110	610,340
Sysco Corp.	42,129	1,177,084

Total Food		11,877,468

Forest Products & Paper - 0.2%
International Paper Co.	4,550	121,849
Plum Creek Timber Co., Inc.(a)	14,644	552,958
Weyerhaeuser Co.	2,502	107,936

Total Forest Products & Paper		782,743

Gas - 0.4%
Centerpoint Energy, Inc.	40,283	584,506
Sempra Energy	13,800	772,524

Total Gas		1,357,030

Healthcare-Products - 4.0%
Baxter International, Inc.	23,728	1,392,359
Becton Dickinson & Co.	9,033	712,342
C.R. Bard, Inc.	1,531	119,265
DENTSPLY International, Inc.	1,956	68,793
Johnson & Johnson	167,553	10,792,089
Medtronic, Inc.	41,666	1,832,471
Stryker Corp.	6,063	305,393

Total Healthcare-Products		15,222,712

Healthcare-Services - 0.1%
Aetna, Inc.	1,129	35,789
CIGNA Corp.	567	19,998
Quest Diagnostics, Inc.	2,322	140,203
UnitedHealth Group, Inc.	2,007	61,173

Total Healthcare-Services		257,163

Home Furnishings - 0.1%
Whirlpool Corp.	3,146	253,756

Household Products/Wares - 0.7%
Clorox Co.	8,976	547,536
Fortune Brands, Inc.	6,091	263,131
Kimberly-Clark Corp.	31,366	1,998,328

Total Household Products/Wares		2,808,995

Insurance - 2.2%
Allstate Corp. (The)	31,006	931,420
American Family Life Assurance Co., Inc.	22,095	1,021,894
AON Corp.	8,567	328,459
Chubb Corp.	19,381	953,158
Hartford Financial Services Group, Inc.	6,059	140,932
Lincoln National Corp.	999	24,855
Loews Corp.	5,602	203,633
Marsh & McLennan Cos., Inc.	37,962	838,201
Metlife, Inc.	34,034	1,203,102
Principal Financial Group, Inc.	13,096	314,828
Prudential Financial, Inc.	12,711	632,499
Travelers Cos., Inc. (The)	29,829	1,487,274
Unum Group	11,256	219,717

Total Insurance		8,299,972

Iron/Steel - 0.3%
Cliffs Natural Resources, Inc.	1,924	88,677
Nucor Corp.	20,204	942,517
United States Steel Corp.	1,102	60,742

Total Iron/Steel		1,091,936

Leisure Time - 0.1%
Harley-Davidson, Inc.	8,905	224,406

Lodging - 0.1%
Marriott International, Inc. Class A	9,025	245,931
Starwood Hotels & Resorts Worldwide, Inc.	1,935	70,763

Total Lodging		316,694

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	36,041	2,053,977
Joy Global, Inc.	2,523	130,161

Total Machinery-Construction & Mining		2,184,138

Machinery-Diversified - 0.5%
Cummins, Inc.	6,224	285,433
Deere & Co.	17,506	946,899
Flowserve Corp.	1,175	111,073
Rockwell Automation, Inc.	7,182	337,410
Roper Industries, Inc.	1,080	56,560

Total Machinery-Diversified		1,737,375

Media - 1.6%
Cablevision Systems Corp. Class A	7,256	187,350
CBS Corp. Class A	1,545	21,707
CBS Corp. Class B	20,873	293,266
Comcast Corp. Class A	63,067	1,063,310
Comcast Corp. Special Class A	25,250	404,252

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   14

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2009

Investments	Shares	Value
McGraw-Hill Cos., Inc. (The)	16,694	$559,416
News Corp. Class A	33,262	455,357
News Corp. Class B	12,727	202,614
Scripps Networks Interactive, Inc. Class A	1,808	75,032
Time Warner, Inc.	59,239	1,726,224
Walt Disney Co. (The)	40,531	1,307,125

Total Media		6,295,653

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	426	47,009

Mining - 0.7%
Alcoa, Inc.	17,712	285,517
Freeport-McMoRan Copper & Gold, Inc.	6,685	536,739
Newmont Mining Corp.	7,571	358,184
Southern Copper Corp.	39,380	1,295,996
Vulcan Materials Co.	5,132	270,302

Total Mining		2,746,738

Miscellaneous Manufacturing - 4.2%
3M Co.	35,551	2,939,001
Danaher Corp.	1,005	75,576
Dover Corp.	9,359	389,428
Eaton Corp.	10,482	666,865
General Electric Co.	548,781	8,303,056
Honeywell International, Inc.	46,949	1,840,401
Illinois Tool Works, Inc.	25,975	1,246,540
ITT Corp.	5,886	292,770
Parker Hannifin Corp.	6,176	332,763
Textron, Inc.	4,041	76,011

Total Miscellaneous Manufacturing		16,162,411

Office/Business Equipment - 0.1%
Xerox Corp.	34,892	295,186

Oil & Gas - 10.8%
Anadarko Petroleum Corp.	5,736	358,041
Apache Corp.	3,987	411,339
Chesapeake Energy Corp.	16,509	427,253
Chevron Corp.	141,471	10,891,852
ConocoPhillips	118,671	6,060,528
Devon Energy Corp.	8,301	610,123
Diamond Offshore Drilling, Inc.(a)	1,432	140,937
EOG Resources, Inc.	2,969	288,884
EQT Corp.	5,316	233,479
Exxon Mobil Corp.	233,262	15,906,136
Hess Corp.	4,566	276,243
Marathon Oil Corp.	43,117	1,346,113
Murphy Oil Corp.	6,984	378,533
Noble Energy, Inc.	3,807	271,135
Occidental Petroleum Corp.	27,290	2,220,041
Questar Corp.	4,420	183,739
Range Resources Corp.	1,093	54,486
Valero Energy Corp.	39,660	664,305
XTO Energy, Inc.	12,328	573,622

Total Oil & Gas		41,296,789

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	8,887	359,746
BJ Services Co.	5,921	110,130
Halliburton Co.	22,528	677,867
National Oilwell Varco, Inc.	7,118	313,833
Smith International, Inc.	8,628	234,423

Total Oil & Gas Services		1,695,999

Pharmaceuticals - 9.1%
Abbott Laboratories	92,478	4,992,887
Allergan, Inc.	2,079	130,998
AmerisourceBergen Corp.	7,009	182,725
Bristol-Myers Squibb Co.	189,544	4,785,986
Cardinal Health, Inc.	15,311	493,627
Eli Lilly & Co.	125,755	4,490,711
McKesson Corp.	4,175	260,937
Mead Johnson Nutrition Co. Class A	2,755	120,394
Merck & Co., Inc.	247,526	9,044,600
Pfizer, Inc.	566,390	10,302,634

Total Pharmaceuticals		34,805,499

Pipelines - 0.5%
El Paso Corp.	7,799	76,664
Spectra Energy Corp.	63,082	1,293,812
Williams Cos., Inc. (The)	25,005	527,105

Total Pipelines		1,897,581

REITS - 2.1%
AvalonBay Communities, Inc.	7,305	599,813
Boston Properties, Inc.	8,353	560,236
Equity Residential	23,363	789,202
HCP, Inc.	34,224	1,045,201
Health Care REIT, Inc.	14,607	647,382
ProLogis	41,724	571,201
Public Storage	9,340	760,743
Public Storage Series A	1,551	39,318
Simon Property Group, Inc.	17,691	1,411,742
Ventas, Inc.	14,890	651,289
Vornado Realty Trust	13,506	944,610

Total REITS		8,020,737

Retail - 6.5%
Best Buy Co., Inc.	11,418	450,554
Costco Wholesale Corp.	10,571	625,486
CVS Caremark Corp.	27,617	889,543
Gap, Inc. (The)	22,244	466,012
Home Depot, Inc.	106,804	3,089,840
J.C. Penney Co., Inc.	13,747	365,808
Lowe’s Cos., Inc.	44,469	1,040,130
Ltd. Brands, Inc.	19,410	373,448
Macy’s, Inc.	9,334	156,438
McDonald’s Corp.	76,165	4,755,743
Nordstrom, Inc.	7,343	275,950
Ross Stores, Inc.	2,344	100,112
Staples, Inc.	19,597	481,890
Target Corp.	21,590	1,044,308
Tiffany & Co.	3,761	161,723
TJX Cos., Inc.	11,176	408,483
Walgreen Co.	29,503	1,083,350
Wal-Mart Stores, Inc.	158,528	8,473,322
Yum! Brands, Inc.	22,526	787,734

Total Retail		25,029,874

Savings & Loans - 0.3%
Hudson City Bancorp, Inc.	47,575	653,205
People’s United Financial, Inc.	25,249	421,658

Total Savings & Loans		1,074,863

Semiconductors - 3.0%
Altera Corp.	5,102	115,458
Analog Devices, Inc.	15,568	491,638
Applied Materials, Inc.	45,897	639,804
Intel Corp.	355,106	7,244,162
KLA-Tencor Corp.	5,365	193,998
Linear Technology Corp.	13,399	409,206
Maxim Integrated Products, Inc.	25,078	509,083
Microchip Technology, Inc.(a)	16,541	480,682
Texas Instruments, Inc.	48,042	1,251,975

See Notes to Schedule of Investments.

15   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2009

Investments	Shares	Value
Xilinx, Inc.	14,307	$358,533

Total Semiconductors		11,694,539

Software - 3.0%
CA, Inc.	7,408	166,384
Fidelity National Information Services, Inc.	6,049	141,788
Microsoft Corp.	306,116	9,333,477
Oracle Corp.	82,774	2,031,274

Total Software		11,672,923

Telecommunications - 9.6%
AT&T, Inc.	706,572	19,805,213
CenturyTel, Inc.	47,162	1,707,736
Corning, Inc.	35,131	678,380
Harris Corp.	5,068	240,983
QUALCOMM, Inc.	50,739	2,347,186
Qwest Communications International, Inc.	259,079	1,090,723
Verizon Communications, Inc.	328,341	10,877,937
Virgin Media, Inc.	5,937	99,920

Total Telecommunications		36,848,078

Toys/Games/Hobbies - 0.1%
Mattel, Inc.	26,240	524,275

Transportation - 1.9%
Burlington Northern Santa Fe Corp.	11,099	1,094,583
C.H. Robinson Worldwide, Inc.	5,624	330,298
CSX Corp.	14,134	685,358
Expeditors International Washington, Inc.	4,583	159,168
FedEx Corp.	3,140	262,033
Norfolk Southern Corp.	18,855	988,379
Union Pacific Corp.	17,197	1,098,888
United Parcel Service, Inc. Class B	43,693	2,506,667

Total Transportation		7,125,374

TOTAL COMMON STOCKS
(Cost: $378,028,942)		381,957,759

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $678,181)	678,181	678,181

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
MONEY MARKET FUND - 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $1,114,000)(d)	1,114,000	1,114,000

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $379,821,123)(e)		383,749,940
Liabilities in Excess of Other Assets - (0.1)%		(411,612)

NET ASSETS - 100.0%		$383,338,328

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,087,562 and the total market value of the collateral held by the Fund was $1,114,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   16

Schedule of Investments (unaudited)

Wisdom Tree Dividend ex-Financials Fund (DTN)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.5%
Aerospace/Defense - 3.0%
Boeing Co. (The)	30,140	$1,631,478
Lockheed Martin Corp.	21,443	1,615,730
Northrop Grumman Corp.	28,408	1,586,587

Total Aerospace/Defense		4,833,795

Agriculture - 7.7%
Altria Group, Inc.	186,932	3,669,475
Lorillard, Inc.	33,319	2,673,183
Philip Morris International, Inc.	49,880	2,403,717
Reynolds American, Inc.	69,284	3,669,974

Total Agriculture		12,416,349

Apparel - 1.0%
VF Corp.	22,945	1,680,492

Chemicals - 5.7%
Air Products & Chemicals, Inc.	13,387	1,085,150
Dow Chemical Co. (The)	42,587	1,176,679
E.I. Du Pont de Nemours & Co.	74,881	2,521,243
Lubrizol Corp.	11,888	867,230
Monsanto Co.	8,165	667,489
PPG Industries, Inc.	31,654	1,853,025
Praxair, Inc.	12,237	982,753

Total Chemicals		9,153,569

Commercial Services - 3.2%
Automatic Data Processing, Inc.	37,348	1,599,241
H&R Block, Inc.	74,186	1,678,087
Paychex, Inc.	64,482	1,975,729

Total Commercial Services		5,253,057

Distribution/Wholesale - 1.4%
Genuine Parts Co.	59,284	2,250,421

Electric - 15.3%
Ameren Corp.	107,979	3,018,013
American Electric Power Co., Inc.	73,148	2,544,819
Consolidated Edison, Inc.	61,295	2,784,632
DTE Energy Co.	62,856	2,739,893
Duke Energy Corp.	167,440	2,881,642
FirstEnergy Corp.	55,131	2,560,835
Progress Energy, Inc.	78,182	3,206,244
Southern Co.	81,294	2,708,716
Xcel Energy, Inc.	112,778	2,393,149

Total Electric		24,837,943

Electrical Components & Equipment - 1.0%
Emerson Electric Co.	39,484	1,682,018

Environmental Control - 2.0%
Republic Services, Inc.	48,306	1,367,543
Waste Management, Inc.	54,483	1,842,070

Total Environmental Control		3,209,613

Food - 6.1%
ConAgra Foods, Inc.	81,635	1,881,687
H.J. Heinz Co.	47,417	2,027,551
Kraft Foods, Inc. Class A	81,606	2,218,051
Sara Lee Corp.	155,620	1,895,451
Sysco Corp.	68,000	1,899,920

Total Food		9,922,660

Gas - 1.8%
Centerpoint Energy, Inc.	200,348	2,907,050

Healthcare-Products - 2.9%
Baxter International, Inc.	18,623	1,092,798
Becton Dickinson and Co.	13,190	1,040,163
Johnson & Johnson	24,460	1,575,468
Medtronic, Inc.	22,617	994,696

Total Healthcare-Products		4,703,125

Household Products/Wares - 1.1%
Kimberly-Clark Corp.	28,892	1,840,709

Iron/Steel - 1.1%
Nucor Corp.	38,741	1,807,268

Machinery-Construction & Mining - 0.9%
Caterpillar, Inc.	26,053	1,484,761

Media - 1.7%
McGraw-Hill Cos., Inc. (The)	44,135	1,478,964
Time Warner, Inc.	41,508	1,209,543

Total Media		2,688,507

Mining - 1.4%
Southern Copper Corp.	32,021	1,053,811
Vulcan Materials Co.	21,655	1,140,569

Total Mining		2,194,380

Miscellaneous Manufacturing - 2.0%
Eaton Corp.	25,335	1,611,813
Honeywell International, Inc.	40,408	1,583,993

Total Miscellaneous Manufacturing		3,195,806

Office/Business Equipment - 0.7%
Xerox Corp.	134,822	1,140,594

Oil & Gas - 6.2%
Chevron Corp.	22,886	1,761,993
ConocoPhillips	39,093	1,996,479
Exxon Mobil Corp.	16,554	1,128,817
Marathon Oil Corp.	47,968	1,497,561
Murphy Oil Corp.	16,618	900,696
Occidental Petroleum Corp.	10,679	868,737
Valero Energy Corp.	113,923	1,908,210

Total Oil & Gas		10,062,493

Oil & Gas Services - 0.6%
Smith International, Inc.	32,997	896,529

Pharmaceuticals - 7.2%
Abbott Laboratories	27,812	1,501,570
Bristol-Myers Squibb Co.	97,031	2,450,033
Cardinal Health, Inc.	33,913	1,093,355
Eli Lilly & Co.	75,852	2,708,675
Merck & Co., Inc.	57,731	2,109,490
Pfizer, Inc.	99,237	1,805,121

Total Pharmaceuticals		11,668,244

Pipelines - 2.4%
Spectra Energy Corp.	130,612	2,678,852
Williams Cos., Inc. (The)	55,757	1,175,358

Total Pipelines		3,854,210

Retail - 4.1%
Home Depot, Inc.	57,691	1,669,001
J.C. Penney Co., Inc.	51,678	1,375,152
Ltd. Brands, Inc.	98,687	1,898,738
McDonald’s Corp.	28,267	1,764,991

Total Retail		6,707,882

Semiconductors - 7.0%
Analog Devices, Inc.	44,922	1,418,637
Intel Corp.	85,955	1,753,482
Linear Technology Corp.	56,795	1,734,519
Maxim Integrated Products, Inc.	115,850	2,351,755

See Notes to Schedule of Investments.

17   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2009

Investments	Shares	Value
Microchip Technology, Inc.	92,113	$2,676,804
Xilinx, Inc.	57,689	1,445,686

Total Semiconductors		11,380,883

Telecommunications - 9.8%
AT&T, Inc.	112,803	3,161,868
CenturyTel, Inc.	114,238	4,136,558
Harris Corp.	22,344	1,062,457
Qwest Communications International, Inc.	1,045,507	4,401,585
Verizon Communications, Inc.	93,383	3,093,779

Total Telecommunications		15,856,247

Toys/Games/Hobbies - 1.2%
Mattel, Inc.	98,612	1,970,268

Transportation - 1.0%
United Parcel Service, Inc. Class B	27,089	1,554,096

TOTAL COMMON STOCKS
(Cost: $150,384,711)		161,152,969

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(a)
(Cost: $338,015)	338,015	338,015

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
MONEY MARKET FUND - 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $28,000)(c)	28,000	28,000

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $150,750,726)(d)		161,518,984
Other Assets in Excess of Liabilities - 0.3%		391,716

NET ASSETS - 100.0%		$161,910,700

(a)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(b)	Interest rate shown reflects yield as of December 31, 2009.
(c)	At December 31, 2009, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $28,000.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds  18

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.5%
Apparel - 0.2%
Jones Apparel Group, Inc.	4,995	$80,220
Wolverine World Wide, Inc.	4,994	135,936

Total Apparel		216,156

Banks - 4.1%
Associated Banc-Corp.	12,561	138,297
BancorpSouth, Inc.	15,615	366,328
Bank of Hawaii Corp.	9,321	438,646
BOK Financial Corp.	6,765	321,473
City National Corp.	2,745	125,172
Comerica, Inc.	5,606	165,769
Commerce Bancshares, Inc.	10,105	391,266
Cullen/Frost Bankers, Inc.	10,417	520,850
East West Bancorp, Inc.	1,170	18,486
First Citizens BancShares, Inc. Class A	320	52,483
FirstMerit Corp.	13,928	280,510
Fulton Financial Corp.	12,910	112,575
Hancock Holding Co.	4,194	183,655
Huntington Bancshares, Inc.	40,403	147,471
Marshall & Ilsley Corp.	18,791	102,411
Prosperity Bancshares, Inc.	3,641	147,351
TCF Financial Corp.	10,227	139,292
UMB Financial Corp.	3,847	151,380
Valley National Bancorp(a)	40,698	575,063
Westamerica Bancorp.	3,766	208,523
Zions Bancorp.	2,074	26,609

Total Banks		4,613,610

Beverages - 0.3%
PepsiAmericas, Inc.	11,872	347,375

Building Materials - 0.5%
Lennox International, Inc.	3,982	155,457
Martin Marietta Materials, Inc.	3,977	355,584

Total Building Materials		511,041

Chemicals - 3.8%
Airgas, Inc.	6,236	296,833
Albemarle Corp.	6,359	231,277
Ashland, Inc.	2,744	108,717
Cabot Corp.	9,142	239,795
Celanese Corp. Series A	3,639	116,812
CF Industries Holdings, Inc.	1,081	98,133
Cytec Industries, Inc.	511	18,611
Eastman Chemical Co.	10,641	641,014
FMC Corp.	3,191	177,930
Huntsman Corp.	43,903	495,665
International Flavors & Fragrances, Inc.	9,636	396,425
NewMarket Corp.	971	111,442
Olin Corp.	17,658	309,368
RPM International, Inc.	25,835	525,225
Terra Industries, Inc.	6,125	197,164
Valspar Corp.	10,943	296,993
Westlake Chemical Corp.(a)	2,960	73,793

Total Chemicals		4,335,197

Coal - 0.5%
Arch Coal, Inc.	13,551	301,510
Massey Energy Co.	2,684	112,755
Walter Energy, Inc.	1,536	115,676

Total Coal		529,941

Commercial Services - 4.0%
Aaron’s, Inc.	572	15,862
DeVry, Inc.	1,167	66,204
Equifax, Inc.	3,295	101,783
Global Payments, Inc.	617	33,232
Interactive Data Corp.	14,761	373,453
Lender Processing Services, Inc.	4,542	184,678
Manpower, Inc.	5,205	284,089
Pharmaceutical Product Development, Inc.	16,042	376,024
R.R. Donnelley & Sons Co.	48,882	1,088,602
Robert Half International, Inc.	13,661	365,159
Rollins, Inc.	7,123	137,331
SEI Investments Co.	8,438	147,834
Service Corp. International	26,292	215,331
Strayer Education, Inc.(a)	978	207,815
Total System Services, Inc.	15,676	270,725
Washington Post Co. (The) Class B	784	344,646
Watson Wyatt Worldwide, Inc. Class A	1,344	63,867
Weight Watchers International, Inc.	9,371	273,258

Total Commercial Services		4,549,893

Computers - 0.5%
Diebold, Inc.	12,428	353,577
Jack Henry & Associates, Inc.	6,129	141,702
Syntel, Inc.	1,336	50,808

Total Computers		546,087

Cosmetics/Personal Care - 0.1%
Alberto-Culver Co.	5,128	150,199

Distribution/Wholesale - 0.4%
Owens & Minor, Inc.	4,607	197,779
Watsco, Inc.	5,326	260,867

Total Distribution/Wholesale		458,646

Diversified Financial Services - 1.7%
Eaton Vance Corp.	12,493	379,912
Federated Investors, Inc. Class B	18,753	515,708
Greenhill & Co., Inc.(a)	3,127	250,910
Janus Capital Group, Inc.	2,680	36,046
Legg Mason, Inc.	3,625	109,330
Raymond James Financial, Inc.	11,404	271,073
Waddell & Reed Financial, Inc. Class A	10,841	331,084

Total Diversified Financial Services		1,894,063

Electric - 12.6%
Allegheny Energy, Inc.	21,287	499,819
Alliant Energy Corp.	26,929	814,872
Cleco Corp.	10,021	273,874
CMS Energy Corp.	36,893	577,744
DPL, Inc.	24,186	667,534
Great Plains Energy, Inc.	28,418	551,025
Hawaiian Electric Industries, Inc.	27,327	571,134
IDACORP, Inc.	9,006	287,742
Integrys Energy Group, Inc.	24,466	1,027,327
ITC Holdings Corp.	6,323	329,365
MDU Resources Group, Inc.	25,085	592,006
Northeast Utilities	31,620	815,480
NSTAR	23,886	879,005
NV Energy, Inc.	41,137	509,276
OGE Energy Corp.	18,787	693,052
Ormat Technologies, Inc.(a)	1,369	51,803
Pepco Holdings, Inc.	69,660	1,173,771
Pinnacle West Capital Corp.	28,354	1,037,189
Portland General Electric Co.	18,077	368,952
SCANA Corp.	30,497	1,149,127
TECO Energy, Inc.	52,563	852,572
Westar Energy, Inc.	29,710	645,301

Total Electric		14,367,970

See Notes to Schedule of Investments.

19   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2009

Investments	Shares	Value
Electrical Components & Equipment - 0.9%
AMETEK, Inc.	3,287	$125,695
Hubbell, Inc. Class B	7,889	373,150
Molex, Inc.	14,144	304,803
Molex, Inc. Class A	12,718	243,295

Total Electrical Components & Equipment		1,046,943

Electronics - 1.2%
AVX Corp.	10,869	137,710
Brady Corp. Class A	5,727	171,867
Gentex Corp.	17,321	309,180
Jabil Circuit, Inc.	20,676	359,142
National Instruments Corp.	6,273	184,740
PerkinElmer, Inc.	7,995	164,617
Woodward Governor Co.	3,206	82,619

Total Electronics		1,409,875

Engineering & Construction - 0.2%
KBR, Inc.	8,714	165,566

Entertainment - 0.8%
Cinemark Holdings, Inc.	28,824	414,201
Regal Entertainment Group Class A	34,515	498,396

Total Entertainment		912,597

Environmental Control - 0.1%
Nalco Holding Co.	3,966	101,173

Food - 1.9%
Corn Products International, Inc.	7,097	207,445
Del Monte Foods Co.	17,955	203,610
Flowers Foods, Inc.	13,318	316,436
Lancaster Colony Corp.	3,385	168,234
McCormick & Co., Inc.	16,895	610,416
Seaboard Corp.	13	17,537
SUPERVALU, Inc.	29,274	372,073
Tootsie Roll Industries, Inc.	2,099	57,471
Tyson Foods, Inc. Class A	19,868	243,780

Total Food		2,197,002

Forest Products & Paper - 1.4%
MeadWestvaco Corp.	28,470	815,096
Rayonier, Inc.	18,851	794,758

Total Forest Products & Paper		1,609,854

Gas - 5.3%
AGL Resources, Inc.	17,966	655,220
Atmos Energy Corp.	20,975	616,665
Energen Corp.	3,876	181,397
National Fuel Gas Co.	10,818	540,900
New Jersey Resources Corp.	6,827	255,330
Nicor, Inc.	9,776	411,569
NiSource, Inc.	81,402	1,251,963
Piedmont Natural Gas Co., Inc.	14,908	398,789
Southern Union Co.	16,914	383,948
UGI Corp.	17,514	423,663
Vectren Corp.	22,075	544,811
WGL Holdings, Inc.	10,859	364,211

Total Gas		6,028,466

Hand/Machine Tools - 1.4%
Black & Decker Corp.	2,394	155,203
Kennametal, Inc.	7,314	189,579
Lincoln Electric Holdings, Inc.	4,310	230,413
Regal-Beloit Corp.	2,304	119,670
Snap-On, Inc.	8,524	360,224
Stanley Works (The)	10,330	532,098

Total Hand/Machine Tools		1,587,187

Healthcare-Products - 0.6%
Beckman Coulter, Inc.	3,811	249,392
Cooper Cos., Inc. (The)	345	13,151
Hill-Rom Holdings, Inc.	5,600	134,344
STERIS Corp.	4,677	130,816
Techne Corp.	2,799	191,899

Total Healthcare-Products		719,602

Healthcare-Services - 0.1%
Universal Health Services, Inc. Class B	2,908	88,694

Home Builders - 0.6%
D.R. Horton, Inc.	23,057	250,630
Lennar Corp. Class A	9,336	119,221
Lennar Corp. Class B	2,541	25,003
MDC Holdings, Inc.	7,733	240,032
Thor Industries, Inc.	2,643	82,990

Total Home Builders		717,876

Household Products/Wares - 1.1%
Avery Dennison Corp.	12,357	450,907
Church & Dwight Co., Inc.	3,329	201,238
Jarden Corp.	4,601	142,217
Scotts Miracle-Gro Co. (The) Class A	4,178	164,237
Tupperware Brands Corp.	6,890	320,867

Total Household Products/Wares		1,279,466

Housewares - 0.3%
Newell Rubbermaid, Inc.	18,398	276,154
Toro Co.	2,488	104,023

Total Housewares		380,177

Insurance - 7.3%
American Financial Group, Inc.	13,025	324,974
American National Insurance Co.	3,553	424,370
Arthur J. Gallagher & Co.	29,201	657,314
Assurant, Inc.	11,703	345,004
Brown & Brown, Inc.	12,077	217,024
Cincinnati Financial Corp.	49,265	1,292,714
Erie Indemnity Co. Class A	11,638	454,115
Fidelity National Financial, Inc. Class A	50,093	674,252
First American Corp.	12,343	408,677
Hanover Insurance Group, Inc. (The)	4,296	190,871
HCC Insurance Holdings, Inc.	11,068	309,572
Mercury General Corp.	16,425	644,845
Old Republic International Corp.	79,271	795,881
Protective Life Corp.	11,828	195,753
Reinsurance Group of America, Inc.	2,755	131,276
StanCorp Financial Group, Inc.	4,896	195,938
Torchmark Corp.	5,693	250,207
Transatlantic Holdings, Inc.	5,142	267,950
Unitrin, Inc.	11,674	257,412
W.R. Berkley Corp.	8,077	199,017
Wesco Financial Corp.	161	55,223

Total Insurance		8,292,389

Investment Companies - 0.8%
Apollo Investment Corp.	95,011	905,455

Iron/Steel - 0.9%
AK Steel Holding Corp.	5,288	112,899
Allegheny Technologies, Inc.	8,762	392,275
Reliance Steel & Aluminum Co.	3,428	148,158
Steel Dynamics, Inc.	18,572	329,096

Total Iron/Steel		982,428

Leisure Time - 0.2%
Polaris Industries, Inc.	5,823	254,058

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2009

Investments	Shares	Value
Lodging - 0.3%
Choice Hotels International, Inc.	6,820	$215,921
Wyndham Worldwide Corp.	6,655	134,232

Total Lodging		350,153

Machinery-Construction & Mining - 0.0%
Bucyrus International, Inc.	743	41,883

Machinery-Diversified - 0.5%
Gardner Denver, Inc.	1,211	51,528
Graco, Inc.	7,785	222,417
IDEX Corp.	6,127	190,856
Nordson Corp.	2,221	135,881
Wabtec Corp.	237	9,679

Total Machinery-Diversified		610,361

Media - 0.5%
FactSet Research Systems, Inc.	2,859	188,322
Gannett Co., Inc.	14,017	208,153
John Wiley & Sons, Inc. Class A	3,156	132,173

Total Media		528,648

Metal Fabricate/Hardware - 0.4%
Commercial Metals Co.	15,683	245,439
Timken Co.	7,360	174,506
Valmont Industries, Inc.	960	75,312

Total Metal Fabricate/Hardware		495,257

Mining - 0.3%
Compass Minerals International, Inc.	3,387	227,573
Royal Gold, Inc.	1,444	68,012

Total Mining		295,585

Miscellaneous Manufacturing - 3.1%
A.O. Smith Corp.	2,142	92,941
Acuity Brands, Inc.	3,197	113,941
Aptargroup, Inc.	5,465	195,319
Carlisle Cos., Inc.	5,792	198,434
CLARCOR, Inc.	2,951	95,731
Crane Co.	7,541	230,905
Donaldson Co., Inc.	4,126	175,520
Harsco Corp.	10,402	335,257
Leggett & Platt, Inc.	39,173	799,129
Pall Corp.	9,673	350,163
Pentair, Inc.	10,889	351,715
SPX Corp.	4,491	245,658
Teleflex, Inc.	4,960	267,294
Trinity Industries, Inc.	6,587	114,877

Total Miscellaneous Manufacturing		3,566,884

Office/Business Equipment - 1.3%
Pitney Bowes, Inc.	64,719	1,473,004

Oil & Gas - 0.9%
Cabot Oil & Gas Corp.	1,478	64,426
Cimarex Energy Co.	1,999	105,887
EXCO Resources, Inc.	4,796	101,819
Helmerich & Payne, Inc.	2,671	106,519
Patterson-UTI Energy, Inc.	10,199	156,555
St. Mary Land & Exploration Co.	890	30,474
Sunoco, Inc.	13,532	353,185
Tesoro Corp.	11,278	152,817

Total Oil & Gas		1,071,682

Oil & Gas Services - 0.1%
CARBO Ceramics, Inc.	1,290	87,939

Packaging & Containers - 2.5%
Ball Corp.	3,586	185,396
Bemis Co., Inc.	16,059	476,149
Greif, Inc. Class A	3,499	188,876
Greif, Inc. Class B	5,586	280,138
Packaging Corp. of America	13,400	308,334
Rock-Tenn Co. Class A	2,236	112,717
Sealed Air Corp.	17,255	377,194
Silgan Holdings, Inc.	2,609	151,009
Sonoco Products Co.	18,299	535,246
Temple-Inland, Inc.	9,705	204,873

Total Packaging & Containers		2,819,932

Pharmaceuticals - 0.2%
Medicis Pharmaceutical Corp. Class A	1,728	46,742
Omnicare, Inc.	2,181	52,737
Perrigo Co.	2,973	118,444

Total Pharmaceuticals		217,923

Pipelines - 0.8%
Oneok, Inc.	20,492	913,328

Real Estate - 0.0%
Jones Lang LaSalle, Inc.	701	42,340

REITS - 19.4%
Alexandria Real Estate Equities, Inc.	4,987	320,614
AMB Property Corp.	31,932	815,863
American Campus Communities, Inc.	12,396	348,328
Apartment Investment & Management Co. Class A	15,606	248,448
BioMed Realty Trust, Inc.	13,520	213,346
BRE Properties, Inc.	12,663	418,892
Camden Property Trust	14,541	616,102
Corporate Office Properties Trust SBI MD	12,440	455,677
Developers Diversified Realty Corp.	8,463	78,367
Digital Realty Trust, Inc.	14,112	709,551
Douglas Emmett, Inc.	17,440	248,520
Duke Realty Corp.	64,554	785,622
Entertainment Properties Trust	15,665	552,505
Equity Lifestyle Properties, Inc.	3,618	182,601
Equity One, Inc.(a)	23,214	375,370
Essex Property Trust, Inc.	6,990	584,714
Federal Realty Investment Trust	12,249	829,502
Healthcare Realty Trust, Inc.	20,772	445,767
Highwoods Properties, Inc.	18,201	607,003
Home Properties, Inc.(a)	10,049	479,438
HRPT Properties Trust	84,741	548,274
Kilroy Realty Corp.	9,611	294,769
Kimco Realty Corp.	93,427	1,264,067
Liberty Property Trust	32,664	1,045,575
Macerich Co. (The)	34,571	1,242,828
Mack-Cali Realty Corp.	20,581	711,485
Mid-America Apartment Communities, Inc.	7,447	359,541
National Retail Properties, Inc.	29,232	620,303
Nationwide Health Properties, Inc.	28,474	1,001,715
Omega Healthcare Investors, Inc.	27,248	529,974
Realty Income Corp.(a)	32,644	845,806
Regency Centers Corp.	21,831	765,395
Senior Housing Properties Trust	41,105	898,966
SL Green Realty Corp.	3,208	161,170
Tanger Factory Outlet Centers	7,647	298,157
Taubman Centers, Inc.	12,475	447,977
UDR, Inc.	35,180	578,359
Washington Real Estate Investment Trust	18,797	517,857
Weingarten Realty Investors	30,730	608,147

Total REITS		22,056,595

See Notes to Schedule of Investments.

21   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2009

Investments	Shares	Value
Retail - 4.1%
Abercrombie & Fitch Co. Class A	8,718	$303,822
Advance Auto Parts, Inc.	2,770	112,130
American Eagle Outfitters, Inc.	25,167	427,336
Barnes & Noble, Inc.	15,346	292,648
Brinker International, Inc.	15,135	225,814
Burger King Holdings, Inc.	9,011	169,587
Casey’s General Stores, Inc.	2,840	90,653
Darden Restaurants, Inc.	19,962	700,067
Family Dollar Stores, Inc.	13,049	363,154
Foot Locker, Inc.	46,047	512,964
Guess ?, Inc.	5,420	229,266
MSC Industrial Direct Co. Class A	3,749	176,203
Nu Skin Enterprises, Inc. Class A	5,247	140,987
PetSmart, Inc.	8,881	237,034
Phillips-Van Heusen Corp.	931	37,873
RadioShack Corp.	7,952	155,064
Wendy’s/Arby’s Group, Inc. Class A	31,954	149,864
Williams-Sonoma, Inc.	11,526	239,510
World Fuel Services Corp.	1,705	45,677

Total Retail		4,609,653

Savings & Loans - 3.2%
Capitol Federal Financial	23,918	752,460
First Niagara Financial Group, Inc.	38,397	534,102
New York Community Bancorp, Inc.	123,562	1,792,885
TFS Financial Corp.	35,777	434,333
Washington Federal, Inc.	6,221	120,314

Total Savings & Loans		3,634,094

Semiconductors - 0.6%
Intersil Corp. Class A	20,553	315,283
National Semiconductor Corp.	25,144	386,212

Total Semiconductors		701,495

Software - 1.0%
Broadridge Financial Solutions, Inc.	16,851	380,159
Dun & Bradstreet Corp.	4,243	357,982
IMS Health, Inc.	5,300	111,618
Quality Systems, Inc.	2,776	174,305
Solera Holdings, Inc.	2,312	83,255

Total Software		1,107,319

Telecommunications - 3.5%
Frontier Communications Corp.	206,024	1,609,048
Telephone & Data Systems, Inc.	3,221	109,256
Telephone & Data Systems, Inc. Special Shares	3,621	109,354
Windstream Corp.	195,594	2,149,578

Total Telecommunications		3,977,236

Textiles - 0.3%
Cintas Corp.	11,976	311,975

Toys/Games/Hobbies - 0.5%
Hasbro, Inc.	17,291	554,349

Transportation - 1.0%
Con-way, Inc.	2,835	98,970
Heartland Express, Inc.	2,386	36,434
JB Hunt Transport Services, Inc.	8,298	267,777
Knight Transportation, Inc.(a)	4,620	89,120
Landstar System, Inc.	1,158	44,896
Ryder System, Inc.	6,471	266,411
Tidewater, Inc.	5,494	263,437
Werner Enterprises, Inc.	3,537	69,997

Total Transportation		1,137,042

Trucking & Leasing - 0.2%
GATX Corp.	8,597	247,164

Water - 1.0%
American Water Works Co., Inc.	32,425	726,644
Aqua America, Inc.	22,525	394,413

Total Water		1,121,057

TOTAL COMMON STOCKS
(Cost: $111,863,711)		113,171,884

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $231,620)	231,620	231,620

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $1,909,000)(d)	1,909,000	1,909,000

TOTAL INVESTMENTS IN SECURITIES - 101.4%
(Cost: $114,004,331)(e)		115,312,504
Liabilities in Excess of Other Assets - (1.4)%		(1,602,266)

NET ASSETS - 100.0%		$113,710,238

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,858,836 and the total market value of the collateral held by the Fund was $1,909,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   22

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.3%
Advertising - 0.2%
Harte-Hanks, Inc.	28,477	$306,982
Marchex, Inc. Class B	6,953	35,321

Total Advertising		342,303

Aerospace/Defense - 0.6%
Cubic Corp.	2,034	75,868
Curtiss-Wright Corp.	7,681	240,569
Ducommun, Inc.	2,822	52,800
HEICO Corp.	495	21,943
HEICO Corp. Class A	950	34,162
Kaman Corp.	9,724	224,527
National Presto Industries, Inc.	1,095	119,607
Triumph Group, Inc.	874	42,171

Total Aerospace/Defense		811,647

Agriculture - 2.0%
Alico, Inc.	2,715	77,269
Andersons, Inc. (The)	3,892	100,491
Griffin Land & Nurseries, Inc.	1,139	33,179
Universal Corp.	16,570	755,758
Vector Group Ltd.	126,305	1,768,270

Total Agriculture		2,734,967

Airlines - 0.1%
Skywest, Inc.	8,348	141,248

Apparel - 0.7%
Cherokee, Inc.	17,405	310,157
Columbia Sportswear Co.	10,011	390,829
Oxford Industries, Inc.	4,247	87,828
Weyco Group, Inc.	4,600	108,744

Total Apparel		897,558

Auto Parts & Equipment - 0.5%
Cooper Tire & Rubber Co.	21,226	425,581
Spartan Motors, Inc.	10,060	56,638
Superior Industries International, Inc.	17,121	261,952
Titan International, Inc.	1,084	8,791

Total Auto Parts & Equipment		752,962

Banks - 13.7%
1st Source Corp.	15,910	255,992
Alliance Financial Corp.	2,875	78,056
American National Bankshares, Inc.	4,309	94,367
Arrow Financial Corp.	7,117	177,925
Bancfirst Corp.	6,045	223,907
Bancorp Rhode Island, Inc.	1,961	50,359
Bank Mutual Corp.	29,734	205,759
Bank of Kentucky Financial Corp.	2,470	46,387
Bank of Marin Bancorp	1,489	48,482
Bank of the Ozarks, Inc.	5,230	153,082
Boston Private Financial Holdings, Inc.	8,179	47,193
Bridge Bancorp, Inc.	3,881	93,299
Bryn Mawr Bank Corp.	5,248	79,192
Camden National Corp.	3,867	126,451
Capital City Bank Group, Inc.(a)	15,879	219,765
CapitalSource, Inc.	55,184	219,081
Cardinal Financial Corp.	2,334	20,399
Cass Information Systems, Inc.	2,761	83,934
Cathay General Bancorp	5,148	38,867
Center Bancorp, Inc.	2,784	24,833
Centerstate Banks, Inc.	1,670	16,850
Century Bancorp, Inc. Class A	1,421	31,305
Chemical Financial Corp.	19,199	452,712
Citizens Holding Co.(a)	2,738	61,304
City Holding Co.	10,951	354,046
CNB Financial Corp.(a)	5,878	93,989
CoBiz Financial, Inc.	5,146	24,444
Columbia Banking System, Inc.	1,291	20,888
Community Bank System, Inc.	24,041	464,232
Community Trust Bancorp, Inc.	12,561	307,117
CVB Financial Corp.(a)	71,400	616,896
Financial Institutions, Inc.	6,319	74,438
First Bancorp	6,203	86,656
First Bancorp, Inc.	7,920	122,126
First Busey Corp.	39,991	155,565
First Commonwealth Financial Corp.	36,224	168,442
First Community Bancshares, Inc.	9,934	119,705
First Financial Bancorp	22,868	332,958
First Financial Bankshares, Inc.	8,241	446,909
First Financial Corp.	6,132	187,149
First Merchants Corp.	20,510	121,829
First Midwest Bancorp, Inc.	3,437	37,429
FNB Corp.	128,932	875,448
German American Bancorp, Inc.	6,179	100,409
Glacier Bancorp, Inc.	38,498	528,193
Great Southern Bancorp, Inc.	7,567	161,631
Heartland Financial USA, Inc.(a)	7,189	103,162
Home Bancshares, Inc.	4,105	98,807
Hudson Valley Holding Corp.	7,497	184,876
Iberiabank Corp.	8,239	443,341
Independent Bank Corp.	11,606	242,449
International Bancshares Corp.	21,504	407,071
Lakeland Bancorp, Inc.	12,845	82,080
Lakeland Financial Corp.	9,098	156,941
MainSource Financial Group, Inc.	2,847	13,609
MB Financial, Inc.	1,931	38,079
Merchants Bancshares, Inc.	4,551	103,035
National Penn Bancshares, Inc.	14,698	85,101
NBT Bancorp, Inc.	21,955	447,223
Northrim BanCorp, Inc.	2,394	40,411
Old National Bancorp	32,815	407,890
Pacific Continental Corp.	1,089	12,458
PacWest Bancorp	1,200	24,180
Park National Corp.	14,728	867,185
Peapack Gladstone Financial Corp.	2,374	30,102
Penns Woods Bancorp, Inc.	3,639	118,049
Porter Bancorp, Inc.	7,300	109,792
PrivateBancorp, Inc.	5,028	45,101
Renasant Corp.	17,004	231,254
Republic Bancorp, Inc. Class A	8,126	167,396
S&T Bancorp, Inc.	16,274	276,821
S.Y. Bancorp, Inc.(a)	6,797	145,116
Sandy Spring Bancorp, Inc.	1,366	12,144
SCBT Financial Corp.	5,146	142,493
Shore Bancshares, Inc.	5,704	82,480
Simmons First National Corp. Class A	7,719	214,588
Southside Bancshares, Inc.	6,680	131,062
Southwest Bancorp, Inc.	3,693	25,629
State Bancorp, Inc.(a)	7,002	49,784
StellarOne Corp.	6,339	63,136
Sterling Bancorp	16,329	116,589
Sterling Bancshares, Inc.	56,095	287,767
Suffolk Bancorp(a)	4,752	141,134
Susquehanna Bancshares, Inc.	9,724	57,274
Synovus Financial Corp.	157,021	321,893
Tompkins Financial Corp.	5,276	213,678
Tower Bancorp, Inc.	5,486	125,355

See Notes to Schedule of Investments.

23   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
TowneBank(a)	10,559	$123,329
Trico Bancshares(a)	7,719	128,521
TrustCo Bank Corp.	49,096	309,305
Trustmark Corp.	38,889	876,558
Umpqua Holdings Corp.	22,431	300,800
Union Bankshares Corp.	5,975	74,030
United Bankshares, Inc.(a)	43,178	862,265
Univest Corp. of Pennsylvania	12,162	213,200
Washington Banking Co.	2,265	27,044
Washington Trust Bancorp, Inc.	14,570	227,001
Webster Financial Corp.	4,032	47,860
WesBanco, Inc.	19,529	240,988
Whitney Holding Corp.	6,947	63,287
Wilmington Trust Corp.	3,650	45,041
Wilshire Bancorp, Inc.	12,747	104,398
Wintrust Financial Corp.	2,482	76,421

Total Banks		18,836,583

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,106	113,766
Farmer Bros Co.	6,469	127,698

Total Beverages		241,464

Building Materials - 1.0%
AAON, Inc.	5,185	101,056
Apogee Enterprises, Inc.	10,264	143,696
Comfort Systems USA, Inc.	9,948	122,758
Eagle Materials, Inc.	10,774	280,663
LSI Industries, Inc.	9,753	76,854
Quanex Building Products Corp.	4,286	72,733
Simpson Manufacturing Co., Inc.	12,282	330,263
Texas Industries, Inc.	3,854	134,851
Universal Forest Products, Inc.	3,294	121,252

Total Building Materials		1,384,126

Chemicals - 2.3%
Aceto Corp.	15,529	79,974
American Vanguard Corp.	1,577	13,089
Arch Chemicals, Inc.	11,375	351,260
Balchem Corp.	1,040	34,850
H.B. Fuller Co.	9,598	218,354
Hawkins, Inc.(a)	4,342	94,786
Innophos Holdings, Inc.	10,212	234,774
KMG Chemicals, Inc.	869	12,992
Minerals Technologies, Inc.	1,116	60,789
Quaker Chemical Corp.	8,041	165,966
Schulman A., Inc.	12,450	251,241
Sensient Technologies Corp.	22,974	604,216
Stepan Co.	2,349	152,239
Valhi, Inc.	58,883	822,596
Zep, Inc.	3,359	58,178

Total Chemicals		3,155,304

Commercial Services - 4.3%
ABM Industries, Inc.	21,524	444,686
Administaff, Inc.	8,900	209,951
Advance America, Cash Advance Centers, Inc.	42,706	237,445
Arbitron, Inc.	7,571	177,313
Barrett Business Services, Inc.	4,541	55,809
CDI Corp.	11,987	155,232
Chemed Corp.	3,673	176,194
Corporate Executive Board Co. (The)	10,154	231,714
Deluxe Corp.	55,457	820,209
Diamond Management & Technology Consultants, Inc.	18,234	134,384
Electro Rent Corp.	19,926	229,946
Great Lakes Dredge & Dock Corp.	10,317	66,854
Healthcare Services Group, Inc.	26,682	572,596
Heartland Payment Systems, Inc.	2,120	27,836
Heidrick & Struggles International, Inc.	5,055	157,918
Hillenbrand, Inc.	39,431	742,880
Landauer, Inc.	5,275	323,885
MAXIMUS, Inc.	2,893	144,650
McGrath Rentcorp	15,415	344,679
Monro Muffler, Inc.	2,728	91,224
Multi-Color Corp.	3,556	43,419
National Research Corp.	2,951	61,086
Sotheby’s	9,563	214,976
Stewart Enterprises, Inc. Class A	33,895	174,559
Viad Corp.	2,636	54,381

Total Commercial Services		5,893,826

Computers - 0.2%
iGate Corp.	9,582	95,820
MTS Systems Corp.	5,765	165,686

Total Computers		261,506

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	5,619	68,383

Distribution/Wholesale - 0.4%
Houston Wire & Cable Co.(a)	8,235	97,996
Pool Corp.	22,212	423,805

Total Distribution/Wholesale		521,801

Diversified Financial Services - 2.0%
BGC Partners, Inc. Class A	66,662	307,978
Calamos Asset Management, Inc. Class A	6,459	74,472
Cohen & Steers, Inc.	6,823	155,837
Duff & Phelps Corp. Class A	4,754	86,808
Evercore Partners, Inc. Class A	4,938	150,115
Financial Federal Corp.	9,187	252,643
GAMCO Investors, Inc. Class A	380	18,350
GFI Group, Inc.	82,937	379,022
JMP Group, Inc.	1,483	14,415
MarketAxess Holdings, Inc.	10,599	147,326
Nelnet, Inc. Class A	9,679	166,769
Oppenheimer Holdings, Inc. Class A	2,857	94,910
Sanders Morris Harris Group, Inc.	16,126	88,693
Student Loan Corp. (The)	10,336	481,348
SWS Group, Inc.	13,817	167,186
Teton Advisors, Inc. Class B†	4	—
US Global Investors, Inc. Class A	3,793	46,692
Westwood Holdings Group, Inc.	4,324	157,134

Total Diversified Financial Services		2,789,698

Electric - 6.2%
ALLETE, Inc.	29,422	961,511
Avista Corp.	34,045	735,032
Black Hills Corp.	33,471	891,333
Central Vermont Public Service Corp.	8,649	179,899
CH Energy Group, Inc.	13,201	561,307
Empire District Electric Co. (The)	39,786	745,192
MGE Energy, Inc.	15,346	548,466
NorthWestern Corp.	29,404	765,092
Otter Tail Corp.	28,574	708,635
PNM Resources, Inc.	55,368	700,405
UIL Holdings Corp.	30,102	845,264
Unisource Energy Corp.	20,742	667,685
Unitil Corp.	10,483	240,899

Total Electric		8,550,720

Electrical Components & Equipment - 0.2%
Belden, Inc.	6,602	144,716

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   24

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
Encore Wire Corp.	1,235	$26,022
Graham Corp.	592	12,254
Insteel Industries, Inc.	2,421	31,473

Total Electrical Components & Equipment		214,465

Electronics - 0.8%
American Science & Engineering, Inc.	1,628	123,468
Analogic Corp.	2,262	87,110
Badger Meter, Inc.	2,922	116,354
Bel Fuse, Inc. Class B	2,176	46,762
CTS Corp.	7,556	72,689
Daktronics, Inc.(a)	6,918	63,715
Methode Electronics, Inc.	19,771	171,612
Park Electrochemical Corp.	5,205	143,866
Technitrol, Inc.	15,648	68,538
Watts Water Technologies, Inc. Class A	6,522	201,660

Total Electronics		1,095,774

Engineering & Construction - 0.3%
Granite Construction, Inc.	9,802	329,935
VSE Corp.	384	17,311

Total Engineering & Construction		347,246

Entertainment - 0.7%
Churchill Downs, Inc.	3,074	114,814
Dover Downs Gaming & Entertainment, Inc.	14,015	52,977
International Speedway Corp. Class A	2,217	63,073
National CineMedia, Inc.	29,509	488,964
Speedway Motorsports, Inc.	14,927	263,014

Total Entertainment		982,842

Environmental Control - 0.7%
American Ecology Corp.	12,971	221,026
Energysolutions, Inc.	16,031	136,103
Met-Pro Corp.	5,945	63,136
Mine Safety Appliances Co.	21,054	558,563

Total Environmental Control		978,828

Food - 2.0%
Arden Group, Inc. Class A	549	52,495
B&G Foods, Inc. Class A	56,235	516,237
Calavo Growers, Inc.	7,353	125,001
Diamond Foods, Inc.	1,475	52,422
Imperial Sugar Co.	1,142	19,917
Ingles Markets, Inc. Class A	8,860	134,052
J&J Snack Foods Corp.	3,041	121,518
Lance, Inc.	13,118	345,003
Nash Finch Co.	4,136	153,404
Ruddick Corp.	14,877	382,785
Sanderson Farms, Inc.	4,712	198,658
Spartan Stores, Inc.	5,193	74,208
Tootsie Roll Industries, Inc.	4	110
Village Super Market, Inc. Class A	3,807	104,007
Weis Markets, Inc.	14,302	520,021

Total Food		2,799,838

Forest Products & Paper - 1.4%
Deltic Timber Corp.	1,301	60,080
Glatfelter	21,935	266,510
Neenah Paper, Inc.	7,018	97,901
Potlatch Corp.	41,640	1,327,483
Schweitzer-Mauduit International, Inc.	2,558	179,956

Total Forest Products & Paper		1,931,930

Gas - 2.0%
Chesapeake Utilities Corp.	4,435	142,141
Laclede Group, Inc. (The)	16,488	556,800
Northwest Natural Gas Co.	15,773	710,416
South Jersey Industries, Inc.	16,522	630,810
Southwest Gas Corp.	23,834	679,984

Total Gas		2,720,151

Hand/Machine Tools - 0.5%
Baldor Electric Co.	18,248	512,586
Franklin Electric Co., Inc.	6,575	191,201

Total Hand/Machine Tools		703,787

Healthcare-Products - 0.7%
Atrion Corp.	320	49,831
Invacare Corp.	1,015	25,314
Meridian Bioscience, Inc.	20,512	442,034
Utah Medical Products, Inc.	1,832	53,714
West Pharmaceutical Services, Inc.	8,640	338,688
Young Innovations, Inc.	821	20,344

Total Healthcare-Products		929,925

Healthcare-Services - 0.2%
America Service Group, Inc.	2,062	32,724
Ensign Group, Inc. (The)	4,012	61,664
National Healthcare Corp.	6,472	233,704

Total Healthcare-Services		328,092

Holding Companies-Diversified - 0.7%
Compass Diversified Holdings	67,528	861,657
Primoris Services Corp.(a)	6,429	51,239

Total Holding Companies-Diversified		912,896

Home Builders - 0.4%
KB Home	26,848	367,281
Ryland Group, Inc.	4,603	90,679
Skyline Corp.	5,437	100,041

Total Home Builders		558,001

Home Furnishings - 0.2%
American Woodmark Corp.	4,089	80,472
Ethan Allen Interiors, Inc.	7,353	98,677
Hooker Furniture Corp.	5,363	66,340
Kimball International, Inc. Class B	10,872	92,630

Total Home Furnishings		338,119

Household Products/Wares - 0.8%
American Greetings Corp. Class A	12,765	278,149
Blyth, Inc.	1,020	34,394
CSS Industries, Inc.	5,124	99,611
Ennis, Inc.	17,200	288,788
Oil-Dri Corp. of America	3,268	50,654
Standard Register Co. (The)	14,849	75,730
WD-40 Co.	8,431	272,827

Total Household Products/Wares		1,100,153

Insurance - 4.8%
American Equity Investment Life Holding Co.	9,709	72,235
American Physicians Capital, Inc.	2,053	62,247
Amtrust Financial Services, Inc.	19,372	228,977
Baldwin & Lyons, Inc. Class B	8,015	197,249
Delphi Financial Group, Inc. Class A	14,138	316,267
Donegal Group, Inc. Class A	9,492	147,506
EMC Insurance Group, Inc.	7,248	155,904
Employers Holdings, Inc.	11,969	183,604
FBL Financial Group, Inc. Class A	6,509	120,547
First Mercury Financial Corp.	1,973	27,050
Harleysville Group, Inc.	17,860	567,769
Horace Mann Educators Corp.	10,600	132,500
Infinity Property & Casualty Corp.	2,673	108,631
Life Partners Holdings, Inc.(a)	11,693	247,775

See Notes to Schedule of Investments.

25   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
Meadowbrook Insurance Group, Inc.	15,127	$111,940
Mercer Insurance Group, Inc.	1,715	31,162
National Interstate Corp.	5,055	85,733
National Western Life Insurance Co. Class A	116	20,140
NYMAGIC, Inc.	2,015	33,429
Presidential Life Corp.	11,926	109,123
Radian Group, Inc.	2,106	15,395
RLI Corp.	7,249	386,009
Safety Insurance Group, Inc.	10,506	380,632
Selective Insurance Group	26,647	438,343
State Auto Financial Corp.	21,407	396,030
Stewart Information Services Corp.	2,768	31,223
Tower Group, Inc.	8,649	202,473
United Fire & Casualty Co.	14,567	265,556
Universal Insurance Holdings, Inc.	63,753	374,230
Zenith National Insurance Corp.	40,804	1,214,327

Total Insurance		6,664,006

Internet - 1.4%
Earthlink, Inc.	118,368	983,638
Keynote Systems, Inc.	4,255	46,422
NutriSystem, Inc.	11,269	351,255
United Online, Inc.	75,474	542,658

Total Internet		1,923,973

Investment Companies - 6.7%
Ares Capital Corp.	208,532	2,596,223
BlackRock Kelso Capital Corp.	143,053	1,218,812
Capital Southwest Corp.	607	47,832
Fifth Street Finance Corp.	62,999	676,609
Gladstone Capital Corp.	36,706	282,636
Gladstone Investment Corp.	36,463	166,271
Hercules Technology Growth Capital, Inc.	69,125	718,209
Kohlberg Capital Corp.	66,217	301,950
Main Street Capital Corp.	16,125	259,935
Medallion Financial Corp.	27,177	222,036
MVC Capital, Inc.	16,615	196,057
NGP Capital Resources Co.	25,784	209,624
PennantPark Investment Corp.	45,246	403,594
Prospect Capital Corp.(a)	120,607	1,424,369
TICC Capital Corp.	45,977	278,161
Triangle Capital Corp.	21,401	258,738

Total Investment Companies		9,261,056

Iron/Steel - 0.4%
Carpenter Technology Corp.	20,287	546,734
Schnitzer Steel Industries, Inc. Class A	494	23,564

Total Iron/Steel		570,298

Leisure Time - 0.2%
Ambassadors Group, Inc.	6,003	79,780
Brunswick Corp.	6,506	82,691
Callaway Golf Co.	6,236	47,020

Total Leisure Time		209,491

Lodging - 0.4%
Ameristar Casinos, Inc.	24,192	368,444
Marcus Corp.	8,831	113,214

Total Lodging		481,658

Machinery-Diversified - 1.5%
Alamo Group, Inc.	2,867	49,169
Albany International Corp. Class A	10,244	230,080
Applied Industrial Technologies, Inc.	18,840	415,799
Briggs & Stratton Corp.	19,554	365,855
Cascade Corp.	327	8,989
Cognex Corp.	7,710	136,621
Gorman-Rupp Co. (The)	3,990	110,284
Lindsay Corp.	1,738	69,259
Manitowoc Co., Inc. (The)	17,260	172,082
NACCO Industries, Inc. Class A	4,378	218,025
Robbins & Myers, Inc.	3,593	84,507
Tennant Co.	6,071	159,000
Twin Disc, Inc.	5,025	52,461

Total Machinery-Diversified		2,072,131

Media - 1.3%
Courier Corp.	12,401	176,714
Meredith Corp.	17,032	525,437
Primedia, Inc.	50,877	183,666
Scholastic Corp.	6,042	180,233
Value Line, Inc.	5,316	133,485
World Wrestling Entertainment, Inc. Class A	38,733	593,777

Total Media		1,793,312

Metal Fabricate/Hardware - 1.4%
Ampco-Pittsburgh Corp.	4,151	130,881
CIRCOR International, Inc.	1,654	41,648
Dynamic Materials Corp.	1,695	33,985
Haynes International, Inc.	5,383	177,477
Kaydon Corp.	10,681	381,953
Lawson Products, Inc.	2,056	36,288
Mueller Industries, Inc.	9,947	247,083
Mueller Water Products, Inc. Class A	33,709	175,287
Olympic Steel, Inc.	488	15,899
Sun Hydraulics Corp.	3,615	94,894
Worthington Industries, Inc.	42,710	558,220

Total Metal Fabricate/Hardware		1,893,615

Mining - 0.5%
AMCOL International Corp.	12,311	349,879
Kaiser Aluminum Corp.	7,945	330,671

Total Mining		680,550

Miscellaneous Manufacturing - 2.0%
Actuant Corp. Class A	2,429	45,009
Ameron International Corp.	2,918	185,176
Barnes Group, Inc.	17,765	300,229
Brink’s Co. (The)	12,138	295,439
ESCO Technologies, Inc.	3,699	132,609
Federal Signal Corp.	31,447	189,311
FreightCar America, Inc.	2,333	46,263
John Bean Technologies Corp.	7,691	130,824
Koppers Holdings, Inc.	10,261	312,345
Matthews International Corp. Class A	3,920	138,886
Myers Industries, Inc.	14,617	133,015
NL Industries, Inc.	56,243	390,326
Raven Industries, Inc.(a)	5,045	160,280
Standex International Corp.	2,006	40,301
Sturm Ruger & Co., Inc.	11,482	111,375
Tredegar Corp.	5,677	89,810

Total Miscellaneous Manufacturing		2,701,198

Office Furnishings - 0.7%
Herman Miller, Inc.	5,026	80,316
HNI Corp.	22,410	619,188
Interface, Inc. Class A	1,403	11,659
Knoll, Inc.	6,367	65,771
Steelcase, Inc. Class A	33,492	213,009

Total Office Furnishings		989,943

Oil & Gas - 1.7%
Alon USA Energy, Inc.	17,622	120,535
Berry Petroleum Co. Class A	7,014	204,458

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   26

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
Delek US Holdings, Inc.	21,324	$145,216
Frontier Oil Corp.	36,206	435,920
Holly Corp.	19,842	508,550
Houston American Energy Corp.	1,581	9,739
Panhandle Oil and Gas, Inc. Class A	1,539	39,860
Penn Virginia Corp.	7,755	165,104
W&T Offshore, Inc.	12,475	145,958
Whiting USA Trust I	34,214	593,271

Total Oil & Gas		2,368,611

Oil & Gas Services - 0.4%
Gulf Island Fabrication, Inc.	424	8,917
Lufkin Industries, Inc.	3,489	255,395
RPC, Inc.	23,538	244,795

Total Oil & Gas Services		509,107

Real Estate - 0.0%
Consolidated-Tomoka Land Co.	519	18,134

REITS - 15.7%
Acadia Realty Trust	27,909	470,825
Agree Realty Corp.	11,127	259,148
Associated Estates Realty Corp.	17,563	197,935
Brandywine Realty Trust	77,251	880,661
CapLease, Inc.	37,158	162,752
CBL & Associates Properties, Inc.	46,241	447,150
Cogdell Spencer, Inc.	48,351	273,667
Colonial Properties Trust	55,200	647,496
Cousins Properties, Inc.	25,750	196,472
DCT Industrial Trust, Inc.	197,476	991,329
EastGroup Properties, Inc.	22,873	875,578
Education Realty Trust, Inc.	38,301	185,377
Extra Space Storage, Inc.	62,745	724,705
First Potomac Realty Trust	31,903	401,021
Franklin Street Properties Corp.	69,019	1,008,367
Getty Realty Corp.	33,044	777,525
Gladstone Commercial Corp.	15,968	214,131
Glimcher Realty Trust	164,073	442,997
Government Properties Income Trust	23,184	532,768
Hersha Hospitality Trust	66,441	208,625
Inland Real Estate Corp.	99,987	814,894
Investors Real Estate Trust	87,084	783,756
Kite Realty Group Trust	59,254	241,164
LaSalle Hotel Properties	2,135	45,326
Lexington Realty Trust	137,959	838,791
LTC Properties, Inc.	21,136	565,388
Medical Properties Trust, Inc.	107,757	1,077,570
Mission West Properties, Inc.	29,832	214,492
Monmouth Real Estate Investment Trust Class A	36,147	268,934
National Health Investors, Inc.	27,145	1,004,093
Parkway Properties, Inc.	22,213	462,475
Pennsylvania Real Estate Investment Trust	54,243	458,896
Post Properties, Inc.	32,233	631,767
PS Business Parks, Inc.	13,646	682,982
Ramco-Gershenson Properties Trust	32,455	309,621
Saul Centers, Inc.	13,517	442,817
Sovran Self Storage, Inc.(a)	22,733	812,250
Sun Communities, Inc.	39,437	778,881
Universal Health Realty Income Trust	14,843	475,421
Urstadt Biddle Properties, Inc.	7,527	112,905
Urstadt Biddle Properties, Inc. Class A	18,495	282,419
U-Store-It Trust	20,668	151,290
Winthrop Realty Trust	23,837	258,870

Total REITS		21,613,531

Retail - 2.8%
bebe Stores, Inc.	22,467	140,868
Big 5 Sporting Goods Corp.	3,914	67,243
Bob Evans Farms, Inc.	12,618	365,291
Books-A-Million, Inc.	7,452	50,077
Brown Shoe Co., Inc.	18,512	182,713
Buckle, Inc. (The)	21,464	628,466
Cash America International, Inc.	2,018	70,549
Cato Corp. (The) Class A	15,217	305,253
Christopher & Banks Corp.	18,332	139,690
CKE Restaurants, Inc.	25,323	214,233
Cracker Barrel Old Country Store, Inc.	7,684	291,915
Dillard’s, Inc. Class A	9,701	178,984
Finish Line, Inc. (The) Class A	10,564	132,578
Fred’s, Inc. Class A	8,276	84,415
Frisch’s Restaurants, Inc.	1,718	40,974
Men’s Wearhouse, Inc. (The)	11,096	233,682
PEP Boys-Manny, Moe & Jack	12,763	107,975
PetMed Express, Inc.(a)	7,837	138,166
Pricesmart, Inc.	12,156	248,469
Regis Corp.	9,208	143,369
Sport Supply Group, Inc.	1,653	20,811
Stage Stores, Inc.	10,161	125,590

Total Retail		3,911,311

Savings & Loans - 4.1%
Abington Bancorp, Inc.	10,348	71,298
Astoria Financial Corp.	68,900	856,427
BankFinancial Corp.	9,707	96,099
Berkshire Hills Bancorp, Inc.	7,382	152,660
Brookline Bancorp, Inc.	33,857	335,523
Brooklyn Federal Bancorp, Inc.	9,050	90,862
Clifton Savings Bancorp, Inc.	9,240	86,579
Danvers Bancorp, Inc.	2,155	27,993
Dime Community Bancshares	27,342	320,448
ESB Financial Corp.	5,960	78,791
ESSA Bancorp, Inc.	3,886	45,466
First Financial Holdings, Inc.	4,034	52,402
First Financial Northwest, Inc.	15,843	103,772
Flushing Financial Corp.	23,672	266,547
Home Federal Bancorp, Inc.	4,472	59,522
Kearny Financial Corp.	22,450	226,296
NewAlliance Bancshares, Inc.	39,915	479,379
Northfield Bancorp, Inc.	8,560	115,731
Northwest Bancshares, Inc.	60,488	684,724
OceanFirst Financial Corp.	21,939	247,911
Oritani Financial Corp.	13,547	186,000
Provident Financial Services, Inc.	39,750	423,338
Provident New York Bancorp	18,684	157,693
Rockville Financial, Inc.	6,030	63,315
Roma Financial Corp.	13,078	161,644
United Financial Bancorp, Inc.	5,506	72,184
ViewPoint Financial Group	6,039	87,022
Westfield Financial, Inc.	12,233	100,922
WSFS Financial Corp.	2,143	54,925

Total Savings & Loans		5,705,473

Semiconductors - 0.2%
Cohu, Inc.	6,545	91,303
Micrel, Inc.	17,931	147,034
Power Integrations, Inc.	1,253	45,559
Richardson Electronics Ltd.	3,161	18,555

Total Semiconductors		302,451

Software - 0.9%
American Software, Inc. Class A	21,392	128,352

See Notes to Schedule of Investments.

27   WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2009

Investments	Shares	Value
Blackbaud, Inc.	12,703	$300,172
Bowne & Co., Inc.	20,196	134,909
Computer Programs & Systems, Inc.	5,719	263,360
Fair Isaac Corp.	3,125	66,594
Opnet Technologies, Inc.	9,771	119,108
Pegasystems, Inc.	2,280	77,520
QAD, Inc.	8,378	51,190
Renaissance Learning, Inc.	11,531	130,992
Schawk, Inc.	1,334	18,142

Total Software		1,290,339

Telecommunications - 3.1%
Adtran, Inc.	16,260	366,663
Alaska Communications Systems Group, Inc.	76,696	612,034
Applied Signal Technology, Inc.	5,078	97,955
Atlantic Tele-Network, Inc.	3,806	209,368
Black Box Corp.	2,400	68,016
Consolidated Communications Holdings, Inc.	46,658	816,515
HickoryTech Corp.	12,298	108,591
Iowa Telecommunications Services, Inc.	51,226	858,548
NTELOS Holdings Corp.	42,979	765,886
Plantronics, Inc.	6,419	166,765
Preformed Line Products Co.	1,559	68,284
Shenandoah Telecommunications Co.(a)	6,343	129,080

Total Telecommunications		4,267,705

Textiles - 0.1%
G&K Services, Inc. Class A	3,544	89,061
UniFirst Corp.	755	36,323

Total Textiles		125,384

Transportation - 1.8%
Alexander & Baldwin, Inc.	24,560	840,689
Arkansas Best Corp.	7,920	233,086
Forward Air Corp.	5,402	135,320
Horizon Lines, Inc. Class A	40,137	223,563
International Shipholding Corp.	8,337	259,031
Overseas Shipholding Group, Inc.	17,093	751,237

Total Transportation		2,442,926

Trucking & Leasing - 0.0%
TAL International Group, Inc.	1,441	19,064

Water - 1.1%
American States Water Co.	8,878	314,370
Artesian Resources Corp. Class A	4,545	83,219
California Water Service Group	10,670	392,869
Connecticut Water Service, Inc.	5,038	124,791
Middlesex Water Co.	9,278	163,571
SJW Corp.	8,758	197,668
Southwest Water Co.	13,630	80,281
York Water Co.	7,196	104,414

Total Water		1,461,183

TOTAL COMMON STOCKS (Cost: $132,041,107)		136,602,593

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $418,705)	418,705	418,705

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
MONEY MARKET FUND - 2.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $3,052,000)(d)	3,052,000	$3,052,000

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $135,511,812)(e)		140,073,298
Liabilities in Excess of Other Assets - (1.8)%		(2,476,512)

NET ASSETS - 100.0%		$137,596,786

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $2,918,876 and the total market value of the collateral held by the Fund was $3,052,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds   28

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 0.0%
Austria - 0.0%
Bank Austria Creditanstalt AG*†(a) (Cost: $0)	3,774	$—

EXCHANGE-TRADED FUNDS - 99.7%
United States - 99.7%
WisdomTree Europe Total Dividend Fund(b)(c)	6,910,156	310,507,169
WisdomTree Japan Total Dividend Fund(b)	1,285,424	50,223,829
WisdomTree Pacific ex-Japan Total Dividend Fund(b)(c)	1,150,601	69,426,114

TOTAL EXCHANGE-TRADED FUNDS (Cost: $358,040,341)		430,157,112

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(d) (Cost: $803,079)	803,079	803,079

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
MONEY MARKET FUND - 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(e) (Cost: $415,000)(f)	415,000	415,000

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $359,258,420)(g)		431,375,191
Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		23,008

NET ASSETS - 100.0%		$431,398,199

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Affiliated Companies (See Note 4).
(c)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(e)	Interest rate shown reflects yield as of December 31, 2009.
(f)	At December 31, 2009, the total market value of the Fund’s securities on loan was $406,363 and the total market value of the collateral held by the Fund was $415,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

1   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Australia - 10.4%
Amcor Ltd.	91,372	$511,953
AMP Ltd.	87,133	530,518
ASX Ltd.	13,717	431,033
Australia & New Zealand Banking Group Ltd.	85,926	1,768,111
AXA Asia Pacific Holdings Ltd.	77,008	454,327
Brambles Ltd.	86,661	528,424
Commonwealth Bank of Australia	53,196	2,624,124
Crown Ltd.	82,662	597,710
Foster’s Group Ltd.	108,829	538,314
Leighton Holdings Ltd.(a)	18,098	620,295
Macquarie Group Ltd.	13,962	607,745
National Australia Bank Ltd.	79,887	1,968,591
Orica Ltd.	22,332	523,196
QBE Insurance Group Ltd.	34,233	788,159
Suncorp-Metway Ltd.	101,026	789,554
Telstra Corp., Ltd.	594,778	1,834,754
Wesfarmers Ltd.	49,961	1,405,037
Westpac Banking Corp.	82,021	1,866,270

Total Australia		18,388,115

Austria - 0.6%
Bank Austria Creditanstalt AG*†(b)	3,058	—
Telekom Austria AG	29,060	414,853
voestalpine AG	16,600	612,093

Total Austria		1,026,946

Belgium - 1.0%
Belgacom S.A.	23,440	851,525
Mobistar S.A.	5,900	405,432
Solvay S.A.	4,412	478,240

Total Belgium		1,735,197

Finland - 1.7%
Fortum Oyj	31,036	844,713
Neste Oil Oyj	26,216	467,158
Poyry Oyj	16,819	269,544
Rautaruukki Oyj	18,231	422,173
Sampo Oyj Class A	23,023	562,208
UPM-Kymmene Oyj	30,572	364,941

Total Finland		2,930,737

France - 15.3%
Accor S.A.	12,551	688,788
Bouygues S.A.	16,084	840,562
Casino Guichard Perrachon S.A.	5,904	529,676
Cie de Saint-Gobain	19,863	1,084,935
Credit Agricole S.A.	55,156	978,109
Fonciere Des Regions	3,224	330,177
France Telecom S.A.	120,257	3,007,348
GDF Suez	61,043	2,652,402
Gecina S.A.	5,553	606,620
Klepierre	9,970	406,103
Lagardere SCA	8,427	343,495
Legrand S.A.	16,795	469,281
Neopost S.A.	4,311	356,701
PagesJaunes Groupe	32,178	360,105
PPR	5,181	626,193
Safran S.A.	25,017	491,377
Sanofi-Aventis S.A.	32,612	2,576,259
Schneider Electric S.A.	10,347	1,214,053
Suez Environnement S.A.	18,657	431,636
TOTAL S.A.	75,809	4,895,054
Unibail-Rodamco SE	2,631	580,191
Vallourec S.A.	3,611	658,231
Veolia Environnement	16,331	541,839
Vinci S.A.	15,276	865,073
Vivendi S.A.	52,592	1,569,114

Total France		27,103,322

Germany - 9.3%
Allianz SE	13,868	1,734,032
BASF SE	35,041	2,184,953
Deutsche Lufthansa AG	24,732	416,940
Deutsche Post AG	47,222	913,632
Deutsche Telekom AG	223,330	3,297,148
E.ON AG	62,000	2,600,138
K+S AG	7,764	445,464
MAN SE	6,382	498,484
Muenchener Rueckversicherungs AG	7,248	1,130,066
RWE AG	22,841	2,227,124
ThyssenKrupp AG	25,946	982,766

Total Germany		16,430,747

Hong Kong - 1.1%
CLP Holdings Ltd.	69,024	466,893
Hang Seng Bank Ltd.	71,818	1,062,351
Hongkong Electric Holdings Ltd.	65,018	353,849

Total Hong Kong		1,883,093

Italy - 7.2%
A2A SpA	176,213	370,636
Atlantia SpA	21,498	562,907
Edison SpA	228,258	347,798
Enel SpA	448,193	2,602,723
ENI SpA	168,452	4,302,017
Mediaset SpA	96,014	790,031
Mediobanca SpA*	51,870	618,806
Parmalat SpA	142,682	399,804
Saras SpA	115,215	361,604
Snam Rete Gas SpA	115,248	573,771
Telecom Italia SpA	378,953	591,548
Telecom Italia SpA RSP	468,063	519,110
Terna Rete Elettrica Nazionale SpA	101,313	436,076
Unione di Banche Italiane SCPA	19,272	277,611

Total Italy		12,754,442

Japan - 1.4%
Daiichi Sankyo Co., Ltd.	25,800	540,139
Eisai Co., Ltd.	9,100	334,304
Mitsui O.S.K. Lines Ltd.	73,000	383,447
Mizuho Financial Group, Inc.	307,600	548,489
Takeda Pharmaceutical Co., Ltd.	17,400	715,849

Total Japan		2,522,228

Netherlands - 3.6%
Akzo Nobel N.V.(a)	9,875	657,402
Corio N.V.	5,281	361,343
Koninklijke DSM N.V.	8,910	440,523
Koninklijke KPN N.V.	59,274	1,006,913
Koninklijke Philips Electronics N.V.	36,594	1,085,766
Reed Elsevier N.V.	34,495	425,678
STMicroelectronics N.V.	39,568	364,748
Unilever N.V. CVA	47,055	1,535,901
Wolters Kluwer N.V.	24,239	532,086

Total Netherlands		6,410,360

New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	221,054	402,125

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   2

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2009

Investments	Shares	U.S. $ Value
Norway - 1.9%
Fred Olsen Energy ASA	11,722	$450,472
Orkla ASA	55,546	546,633
Statoil ASA	98,098	2,458,903

Total Norway		3,456,008

Portugal - 1.1%
Brisa Auto-Estradas de Portugal S.A.	48,943	504,186
Energias de Portugal S.A.	125,137	558,011
Portugal Telecom, SGPS, S.A.	66,523	813,181

Total Portugal		1,875,378

Singapore - 2.0%
DBS Group Holdings Ltd.	65,000	712,988
Keppel Corp., Ltd.	96,000	562,755
Singapore Airlines Ltd.	76,000	808,747
Singapore Airport Terminal Services Ltd.	196,180	382,872
Singapore Exchange Ltd.	75,000	444,995
Singapore Technologies Engineering Ltd.	269,000	622,707

Total Singapore		3,535,064

Spain - 12.5%
Abertis Infraestructuras, S.A.(a)	17,839	402,345
ACS Actividades de Construccion y Servicios, S.A.	11,506	574,651
Banco Bilbao Vizcaya Argentaria S.A.	121,671	2,222,242
Banco de Sabadell S.A.	56,008	311,385
Banco Espanol de Credito S.A.(a)	36,230	444,957
Banco Pastor S.A.	32,591	228,656
Banco Popular Espanol S.A.(a)	58,958	433,946
Banco Santander S.A.	331,201	5,488,631
Bolsas y Mercados Espanoles	11,190	361,234
Criteria Caixacorp S.A.	135,224	639,271
Fomento de Construcciones y Contratas S.A.(a)	9,440	398,872
Gas Natural SDG S.A.	53,861	1,165,724
Gestevision Telecinco S.A.(a)	35,654	520,242
Iberdrola S.A.	136,763	1,308,791
Inditex S.A.(a)	19,445	1,210,525
Mapfre S.A.	116,032	487,278
Repsol YPF S.A.	48,079	1,291,675
Telefonica S.A.	164,454	4,605,748

Total Spain		22,096,173

Sweden - 2.7%
Hennes & Mauritz AB Class B(a)	24,883	1,384,925
Sandvik AB	60,944	737,463
Skanska AB Class B	33,132	564,257
Svenska Handelsbanken AB Class A	25,297	723,470
Tele2 AB Class B	31,850	491,572
TeliaSonera AB	120,247	873,210

Total Sweden		4,774,897

Switzerland - 3.8%
Compagnie Financiere Richemont S.A. Class A	25,227	847,530
Holcim Ltd.*	9,612	748,504
Novartis AG	63,097	3,448,591
Swisscom AG	1,651	631,812
Zurich Financial Services AG	4,519	990,136

Total Switzerland		6,666,573

United Kingdom - 24.0%
Antofagasta PLC	55,425	887,870
AstraZeneca PLC	43,530	2,045,918
Aviva PLC	107,261	689,204
BP PLC	728,793	7,061,343
British American Tobacco PLC	61,033	1,987,444
British Land Co. PLC	42,308	327,941
BT Group PLC(a)	668,604	1,457,588
Cable & Wireless PLC	173,274	395,653
Centrica PLC	149,839	680,170
Drax Group PLC	53,335	357,259
GlaxoSmithKline PLC	148,718	3,168,873
HSBC Holdings PLC	441,708	5,055,811
International Power PLC	95,142	474,901
Land Securities Group PLC	45,260	500,653
Legal & General Group PLC	303,158	394,581
Man Group PLC	110,305	549,518
Marks & Spencer Group PLC	88,792	576,410
National Grid PLC	93,716	1,027,579
Pearson PLC	49,432	711,243
Prudential PLC	75,626	781,597
Royal Dutch Shell PLC Class A	111,191	3,379,256
Royal Dutch Shell PLC Class B	102,073	2,985,940
RSA Insurance Group PLC	221,529	431,430
Scottish & Southern Energy PLC	30,592	573,551
Segro PLC	103,445	575,648
Severn Trent PLC	20,214	354,498
Standard Life PLC	131,169	458,586
United Utilities Group PLC	64,575	516,910
Vodafone Group PLC	1,766,079	4,098,253

Total United Kingdom		42,505,628

TOTAL COMMON STOCKS (Cost: $173,549,434)		176,497,033

WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, expiring 12/31/10	3,224	2,724

Italy - 0.0%
Mediobanca SpA, expiring 3/18/11	44,488	6,913

TOTAL WARRANTS (Cost: $1,886)		9,637

TOTAL LONG-TERM INVESTMENTS (Cost: $173,551,320)		176,506,670

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(c) (Cost: $15,010)	15,010	15,010

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $4,204,000)(e)	4,204,000	4,204,000

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $177,770,330)(f)		180,725,680
Liabilities in Excess of Foreign Currency and Other Assets - (2.2)%		(3,809,385)

NET ASSETS - 100.0%		$176,916,295

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).

See Notes to Schedule of Investments.

3   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2009

(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $3,984,159 and the total market value of the collateral held by the Fund was $4,204,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   4

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund (DEB)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Austria - 1.1%
Bank Austria Creditanstalt AG*†(a)	480	$—
Erste Group Bank AG	17,832	666,731
OMV AG	18,237	803,281
Telekom Austria AG	44,666	637,641
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	12,845	547,536
voestalpine AG	29,722	1,095,941

Total Austria		3,751,130

Belgium - 1.5%
Anheuser-Busch InBev N.V.	22,954	1,198,605
Belgacom S.A.	35,447	1,287,713
Mobistar S.A.	11,792	810,314
Solvay S.A.	8,240	893,177
UCB S.A.	19,277	808,157

Total Belgium		4,997,966

Denmark - 0.4%
Novo Nordisk A/S Class B	19,420	1,243,180

Finland - 2.1%
Fortum Oyj	51,544	1,402,883
Kone Oyj Class B	19,876	854,371
Neste Oil Oyj	48,822	869,988
Nokia Oyj	132,098	1,690,585
Rautaruukki Oyj	30,198	699,291
Sampo Oyj Class A	37,256	909,770
UPM-Kymmene Oyj	60,009	716,334

Total Finland		7,143,222

France - 18.9%
Accor S.A.	20,251	1,111,358
Aeroports de Paris	6,725	543,511
Air Liquide S.A.	7,707	918,113
Alstom S.A.	6,876	483,993
AXA S.A.	59,399	1,409,583
BNP Paribas	17,302	1,387,663
Bourbon S.A.	6,042	228,422
Bouygues S.A.	28,792	1,504,691
Carrefour S.A.	18,137	873,300
Casino Guichard Perrachon S.A.	10,279	922,179
Christian Dior S.A.	9,822	1,011,249
Cie de Saint-Gobain	34,767	1,899,005
CNP Assurances	7,028	683,252
Credit Agricole S.A.	98,851	1,752,974
Danone	18,064	1,110,038
Electricite de France	52,157	3,110,026
Fonciere Des Regions(b)	6,596	675,512
France Telecom S.A.	173,944	4,349,935
GDF Suez	92,440	4,016,645
Gecina S.A.	8,994	982,521
ICADE	5,141	492,351
Klepierre	19,724	803,408
Lafarge S.A.	14,435	1,197,280
Lagardere SCA	14,048	572,614
Legrand S.A.	34,537	965,024
L’Oreal S.A.	8,787	983,357
LVMH Moet Hennessy Louis Vuitton S.A.	13,453	1,512,866
Neopost S.A.	8,159	675,092
PagesJaunes Groupe	56,076	627,549
Pernod-Ricard S.A.	10,946	940,872
PPR	10,569	1,277,404
Safran S.A.	49,045	963,328
Sanofi-Aventis S.A.	54,413	4,298,479
Schneider Electric S.A.	16,698	1,959,239
Societe Generale	18,439	1,294,989
Sodexo	13,449	769,233
Suez Environnement S.A.	38,241	884,718
Thales S.A.	14,056	724,897
TOTAL S.A.	116,454	7,519,537
Unibail-Rodamco SE	3,704	816,810
Vallourec S.A.	6,800	1,239,537
Veolia Environnement	30,985	1,028,038
Vinci S.A.	23,503	1,330,964
Vivendi S.A.	77,853	2,322,791

Total France		64,174,347

Germany - 11.8%
Allianz SE	22,369	2,796,983
BASF SE	56,152	3,501,313
Bayer AG	26,750	2,147,719
Bayerische Motoren Werke AG	9,500	433,438
Beiersdorf AG	11,333	746,822
Daimler AG	23,244	1,241,595
Deutsche Bank AG	8,391	594,966
Deutsche Boerse AG	10,430	867,937
Deutsche Lufthansa AG	54,192	913,585
Deutsche Post AG	81,997	1,586,444
Deutsche Telekom AG	373,485	5,513,971
E.ON AG	98,628	4,136,233
Fresenius Medical Care AG & Co. KGaA	17,568	931,097
K+S AG	10,759	617,304
Linde AG	6,878	830,508
MAN SE	9,675	755,692
Merck KGaA	8,313	777,168
Metro AG	13,148	803,044
Muenchener Rueckversicherungs AG	11,033	1,720,201
RWE AG	34,386	3,352,826
SAP AG	33,931	1,606,522
Siemens AG	25,047	2,307,461
ThyssenKrupp AG	40,222	1,523,504
Volkswagen AG(b)	2,417	267,020

Total Germany		39,973,353

Ireland - 0.2%
CRH PLC	30,378	828,678
FBD Holdings PLC Redemption Shares*†	1,874	—

Total Ireland		828,678

Italy - 6.9%
A2A SpA	344,095	723,749
Atlantia SpA	38,843	1,017,072
Edison SpA	459,503	700,146
Enel SpA	716,533	4,161,012
ENI SpA	265,256	6,774,249
Finmeccanica SpA	51,013	819,006
Mediaset SpA	120,557	991,977
Mediobanca SpA*	96,649	1,153,017
Parmalat SpA	305,451	855,894
Saipem SpA	27,560	952,955
Saras SpA	237,988	746,929
Snam Rete Gas SpA	174,803	870,271
Telecom Italia SpA	767,552	1,198,154
Telecom Italia SpA RSP	839,899	931,499
Terna Rete Elettrica Nazionale SpA(b)	175,109	753,712
Unione di Banche Italiane SCPA	41,800	602,124

Total Italy		23,251,766

Netherlands - 3.8%
Akzo Nobel N.V.(b)	18,366	1,222,668
Corio N.V.	9,297	636,130

See Notes to Schedule of Investments.

5   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund (DEB)

December 31, 2009

Investments	Shares	U.S. $ Value
European Aeronautic Defence and Space Co. EADS N.V.	36,046	$728,434
Heineken N.V.	20,927	998,781
Koninklijke Ahold N.V.	51,238	680,737
Koninklijke DSM N.V.	21,317	1,053,944
Koninklijke KPN N.V.	101,728	1,728,097
Koninklijke Philips Electronics N.V.	63,331	1,879,069
Reed Elsevier N.V.	46,933	579,166
STMicroelectronics N.V.	65,446	603,298
Unilever N.V. CVA	62,195	2,030,079
Wolters Kluwer N.V.	35,244	773,664

Total Netherlands		12,914,067

Norway - 1.8%
Fred Olsen Energy ASA	27,814	1,068,880
Orkla ASA(b)	90,848	894,043
Statoil ASA	161,850	4,056,897

Total Norway		6,019,820

Portugal - 1.3%
Banco Espirito Santo S.A.	92,050	603,554
Brisa Auto-Estradas de Portugal S.A.	81,697	841,601
Energias de Portugal S.A.	182,592	814,214
Galp Energia, SGPS, S.A. Class B	46,022	797,643
Portugal Telecom, SGPS, S.A.	106,337	1,299,870

Total Portugal		4,356,882

Spain - 11.4%
Abertis Infraestructuras, S.A.(b)	32,044	722,728
Acciona, S.A.	3,401	444,530
ACS Actividades de Construccion y Servicios, S.A.	14,530	725,681
Banco Bilbao Vizcaya Argentaria S.A.	204,660	3,737,983
Banco de Sabadell S.A.	103,240	573,978
Banco Espanol de Credito S.A.(b)	68,093	836,281
Banco Pastor S.A.(b)	46,529	326,444
Banco Popular Espanol S.A.(b)	103,602	762,538
Banco Santander S.A.	551,536	9,139,727
Bolsas y Mercados Espanoles	24,032	775,797
Cia Espanola de Petroleos S.A.	10,615	331,554
Criteria Caixacorp S.A.	254,555	1,203,408
Ferrovial S.A.	84,860	1,001,417
Fomento de Construcciones y Contratas S.A.(b)	16,098	680,195
Gas Natural SDG S.A.	90,569	1,960,202
Gestevision Telecinco S.A.(b)	51,491	751,326
Iberdrola S.A.	205,931	1,970,714
Inditex S.A.(b)	30,608	1,905,463
Mapfre S.A.	192,114	806,785
Red Electrica Corp. S.A.	8,540	475,652
Repsol YPF S.A.	76,862	2,064,950
Telefonica S.A.	250,590	7,018,099
Zardoya Otis, S.A.	24,226	473,059

Total Spain		38,688,511

Sweden - 3.8%
AB Volvo Class B	106,410	915,799
Atlas Copco AB Class A	71,346	1,052,189
Hennes & Mauritz AB Class B	38,691	2,153,444
Nordea Bank AB	108,451	1,107,278
Sandvik AB	101,949	1,233,651
Skanska AB Class B	70,363	1,198,322
Svenska Cellulosa AB Class B	59,175	791,061
Svenska Handelsbanken AB Class A	44,139	1,262,333
Tele2 AB Class B	64,544	996,169
Telefonaktiebolaget LM Ericsson Class B	85,697	790,946
TeliaSonera AB(b)	201,712	1,464,793

Total Sweden		12,965,985

Switzerland - 7.2%
Adecco S.A.	19,424	1,071,960
Compagnie Financiere Richemont S.A. Class A	46,480	1,561,548
Geberit AG	6,124	1,087,066
Holcim Ltd.*	17,607	1,371,089
Kuehne + Nagel International AG	6,949	675,574
Nestle S.A.	103,944	5,047,631
Novartis AG	98,849	5,402,630
Roche Holding AG	20,706	3,521,272
SGS S.A.	828	1,082,107
Swisscom AG	3,291	1,259,414
Syngenta AG	2,418	679,964
Zurich Financial Services AG	7,631	1,671,992

Total Switzerland		24,432,247

United Kingdom - 27.4%
Admiral Group PLC	42,246	811,147
Antofagasta PLC	88,726	1,421,328
Associated British Foods PLC	60,079	797,492
AstraZeneca PLC	68,170	3,204,002
Aviva PLC	179,656	1,154,377
BAE Systems PLC	203,752	1,182,858
BG Group PLC	36,501	661,347
BHP Billiton PLC	75,294	2,425,689
BP PLC	1,156,684	11,207,219
British American Tobacco PLC	74,999	2,442,224
British Land Co. PLC	73,607	570,548
British Sky Broadcasting Group PLC	77,095	699,672
BT Group PLC(b)	1,195,833	2,606,971
Cable & Wireless PLC	352,410	804,692
Cadbury PLC	91,371	1,176,714
Centrica PLC	255,293	1,158,862
Compass Group PLC	147,821	1,062,731
Diageo PLC	100,211	1,754,190
Drax Group PLC	102,026	683,410
Eurasian Natural Resources Corp.	64,881	958,673
GlaxoSmithKline PLC	233,072	4,966,282
HSBC Holdings PLC	712,374	8,153,867
Imperial Tobacco Group PLC	42,019	1,329,945
International Power PLC	158,555	791,427
J. Sainsbury PLC	146,392	764,757
Land Securities Group PLC	73,841	816,808
Legal & General Group PLC	522,492	680,059
Man Group PLC	216,088	1,076,509
Marks & Spencer Group PLC	174,158	1,130,580
National Grid PLC	150,469	1,649,866
Pearson PLC	67,565	972,146
Prudential PLC	122,432	1,265,339
Reckitt Benckiser Group PLC	17,984	974,631
Reed Elsevier PLC	78,900	651,710
Rio Tinto PLC	36,603	2,003,772
Royal Dutch Shell PLC Class A	176,845	5,374,577
Royal Dutch Shell PLC Class B	160,222	4,686,972
RSA Insurance Group PLC	353,087	687,640
SABMiller PLC	47,080	1,388,254
Scottish & Southern Energy PLC	50,556	947,844
Segro PLC	159,651	888,421
Severn Trent PLC	37,486	657,402
Standard Chartered PLC	80,234	2,040,661
Standard Life PLC	217,130	759,119
Tesco PLC	216,068	1,493,365
Unilever PLC	57,208	1,842,102

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   6

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Total Dividend Fund (DEB)

December 31, 2009

Investments	Shares	U.S. $ Value
United Utilities Group PLC	113,739	$910,459
Vodafone Group PLC	2,882,471	6,688,883
WM Morrison Supermarkets PLC	167,929	752,253

Total United Kingdom		93,129,796

TOTAL COMMON STOCKS (Cost: $278,944,954)		337,870,950

WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, expiring 12/31/10	6,686	5,650

Italy - 0.0%
Mediobanca SpA, expiring 3/18/11	93,293	14,496

TOTAL WARRANTS (Cost: $3,447)		20,146

TOTAL LONG-TERM INVESTMENTS (Cost: $278,948,401)		337,891,096

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(c) (Cost: $1,368,080)	1,368,080	1,368,080

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
MONEY MARKET FUND - 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $9,437,000)(e)	9,437,000	9,437,000

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $289,753,481)(f)		348,696,176
Liabilities in Excess of Foreign Currency and Other Assets - (2.8)%		(9,413,525)

NET ASSETS - 100.0%		$339,282,651

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $8,703,883 and the total market value of the collateral held by the Fund was $9,437,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

7   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 5.4%
Canada - 5.4%
Bank of Montreal	2,052	$109,319
Bank of Nova Scotia	3,550	166,672
BCE, Inc.	20,801	575,408
Canadian Oil Sands Trust	4,803	137,032
Enerplus Resources Fund	4,621	106,715
Husky Energy, Inc.	4,217	120,997
Penn West Energy Trust	10,899	192,852
Power Financial Corp.	2,009	59,560
Royal Bank of Canada	4,315	232,142
Toronto-Dominion Bank (The)	3,460	217,696
Transcanada Corp.(a)	9,200	317,593

TOTAL COMMON STOCKS (Cost: $1,894,803)		2,235,986

EXCHANGE-TRADED FUNDS - 94.4%
United States - 94.4%
WisdomTree DEFA Equity Income Fund(b)	539,963	23,586,070
WisdomTree Emerging Markets Equity Income Fund(b)	102,931	5,103,710
WisdomTree Equity Income Fund(b)	296,995	10,270,681

TOTAL EXCHANGE-TRADED FUNDS (Cost: $32,869,121)		38,960,461

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $282,000)(d)	282,000	282,000

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $35,045,924)(e)		41,478,447
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(225,752)

NET ASSETS - 100.0%		$41,252,695

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Affiliated Companies (See Note 4).
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $268,911 and the total market value of the collateral held by the Fund was $282,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   8

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Austria - 2.2%
Flughafen Wien AG	6,876	$343,314
Palfinger AG	4,950	110,649
Schoeller-Bleckmann Oilfield Equipment AG	2,041	98,362
Semperit AG Holding	4,253	164,571

Total Austria		716,896

Belgium - 4.5%
Arseus N.V.	6,890	79,578
Compagnie d’Entreprises CFE	2,101	107,011
Euronav N.V.	34,545	758,320
EVS Broadcast Equipment S.A.	3,652	234,739
Omega Pharma S.A.	2,906	146,554
Tessenderlo Chemie N.V.	5,695	188,339

Total Belgium		1,514,541

Denmark - 1.4%
A/S Dampskibsselskabet Torm	21,363	210,077
Auriga Industries Class B	6,935	144,417
Rockwool International A/S Class B	1,092	129,282

Total Denmark		483,776

Finland - 6.3%
Alma Media Corp.	17,368	186,392
Amer Sports Oyj Class A	7,884	79,181
Citycon Oyj	68,506	288,969
F-Secure Oyj	28,321	111,336
Lassila & Tikanoja Oyj	7,877	180,711
Poyry Oyj	15,310	245,360
Stockmann Oyj Abp Class B	5,466	149,005
Tieto Oyj	14,734	306,524
Uponor Oyj	25,445	547,608

Total Finland		2,095,086

France - 3.6%
Canal Plus	25,435	207,279
Derichebourg S.A.	29,520	131,720
GFI Informatique	22,704	91,209
Groupe Steria SCA	4,718	145,604
Ingenico	3,964	96,458
IPSOS	2,686	81,545
Rubis	1,951	172,711
Saft Groupe S.A.	1,887	91,401
Sechilienne-Sidec	4,555	185,275

Total France		1,203,202

Germany - 6.3%
Alstria Office REIT-AG	19,111	205,646
Bauer AG	2,583	108,399
Baywa AG	2,986	107,790
Bechtle AG	4,718	127,192
CTS Eventim AG	2,030	99,434
Gerresheimer AG	3,953	133,282
Gerry Weber International AG	3,083	99,835
Gildemeister AG	10,919	177,496
H&R WASAG AG	5,325	114,448
Indus Holding AG	9,964	171,550
Kontron AG	7,545	86,277
Pfeiffer Vacuum Technology AG*	2,698	226,451
Sixt AG*	4,677	147,224
Takkt AG	17,799	182,590
Wacker Neuson SE	8,908	104,802

Total Germany		2,092,416

Ireland - 2.3%
C&C Group PLC	51,080	219,861
FBD Holdings PLC	9,944	98,443
FBD Holdings PLC Redemption Shares *†	2,660	—
Glanbia PLC	29,306	121,515
Greencore Group PLC	80,565	160,382
United Drug PLC	50,197	153,403

Total Ireland		753,604

Italy - 10.5%
Actelios SpA	14,214	73,417
Ascopiave SpA	43,229	93,406
Astaldi SpA	10,637	91,340
Autostrada Torino-Milano SpA	12,408	183,720
Banca Intermobiliare SpA*	60,965	275,748
Banca Profilo SpA*	63,454	59,905
Banco di Desio e della Brianza SpA	12,219	73,631
Biesse SpA*	11,360	86,791
Brembo SpA	14,290	107,023
Buzzi Unicem SpA RSP	12,380	128,510
Cairo Communication SpA	36,927	164,241
Cementir Holding SpA	21,924	106,319
Credito Artigiano SpA	87,067	230,226
Danieli & C Officine Meccaniche SpA	3,759	93,788
Danieli & C Officine Meccaniche SpA RSP	7,031	92,807
De’Longhi SpA	22,868	103,761
Enia SpA	14,915	113,202
Fiat SpA RSP	20,902	188,782
Fondiaria-Sai SpA RSP	17,081	192,747
Immobiliare Grande Distribuzione	44,003	98,425
Industria Macchine Automatiche SpA	7,982	147,275
Italcementi SpA RSP	21,386	156,179
KME Group SpA	90,432	60,073
Maire Tecnimont SpA	56,108	198,837
MARR SpA	20,788	177,462
Piaggio & C. SpA	63,138	181,174

Total Italy		3,478,789

Netherlands - 6.6%
Aalberts Industries N.V.	17,192	248,882
Arcadis N.V.	8,600	195,324
BinckBank N.V.	14,913	268,311
Brit Insurance Holdings N.V.	94,160	299,699
CSM	9,941	262,080
Exact Holding N.V.	8,000	213,490
Grontmij CVA	4,251	103,075
Kardan N.V.*	23,638	139,084
Mediq N.V.	6,684	123,613
Ten Cate N.V.	2,563	67,772
TKH Group N.V.	9,296	186,057
Wavin N.V.	41,215	103,483

Total Netherlands		2,210,870

Norway - 2.3%
Atea ASA	21,037	182,082
Sparebank 1 SMN	21,014	196,433
Veidekke ASA	44,830	386,466

Total Norway		764,981

Portugal - 1.1%
BANIF SGPS S.A.	95,314	170,939
Mota Engil, SGPS, S.A.	32,219	182,039

Total Portugal		352,978

Spain - 3.2%
Banco Guipuzcoano S.A.	20,868	178,145
Campofrio Food S.A.*	7,494	71,608
Duro Felguera S.A.	14,770	152,577
La Seda de Barcelona S.A. Class B*†(a)	17,637	—

See Notes to Schedule of Investments.

9   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2009

Investments	Shares	U.S. $ Value
NH Hoteles S.A.*(a)	46,185	$246,502
Tubacex S.A.	31,669	124,952
Tubos Reunidos S.A.	50,216	154,181
Viscofan S.A.	5,171	131,763

Total Spain		1,059,728

Sweden - 12.4%
AarhusKarlshamn AB	6,742	148,247
Avanza Bank Holding AB	8,418	198,657
B&B Tools AB Class B	9,372	126,008
Cardo AB	6,702	201,808
Clas Ohlson AB Class B	12,082	243,667
Fabege AB	48,014	303,950
HQ AB	7,940	131,776
Indutrade AB	8,747	165,382
Intrum Justitia AB	16,416	206,347
KappAhl Holding AB	37,659	379,749
Klovern AB	45,050	144,486
Kungsleden AB	24,627	169,696
Lindab International AB	12,955	133,359
Loomis AB Class B	11,179	122,513
Mekonomen AB	7,684	166,807
NCC AB Class B	14,765	244,529
Saab AB Class B	12,138	200,597
SKF AB Class A	5,543	95,953
SkiStar AB	7,006	126,087
SSAB AB Class B	14,991	234,100
Wallenstam AB Class B	10,638	191,824
Wihlborgs Fastigheter AB	10,830	200,974

Total Sweden		4,136,516

Switzerland - 0.3%
Mobilezone Holding AG	11,782	88,899

United Kingdom - 36.7%
Ashtead Group PLC	101,431	133,002
Atkins WS PLC	17,192	169,629
BBA Aviation PLC	91,971	243,572
BlueBay Asset Management PLC	26,432	130,185
Bodycote PLC	61,071	156,905
Brewin Dolphin Holdings PLC	69,707	155,341
Britvic PLC	37,651	248,067
Carpetright PLC	13,889	211,278
Chaucer Holdings PLC	274,425	203,851
Chesnara PLC	47,821	151,358
Chloride Group PLC	29,249	85,019
Cineworld Group PLC	41,117	99,597
Computacenter PLC	21,343	86,268
Cranswick PLC	8,446	107,066
Dairy Crest Group PLC	35,119	205,637
Davis Service Group PLC	41,912	270,455
Delta PLC	43,520	98,390
Domino Printing Sciences	27,203	144,657
Domino’s Pizza UK & IRL PLC	22,919	110,292
DS Smith PLC	201,374	411,689
Dunelm Group PLC	23,602	144,832
Electrocomponents PLC	172,340	450,016
Elementis PLC	218,628	187,117
Euromoney Institutional Investor PLC	36,250	255,051
F&C Asset Management PLC	170,399	208,853
Fenner PLC	55,128	149,114
Filtrona PLC	56,477	172,371
Forth Ports PLC	4,633	84,542
Game Group PLC	45,578	78,018
Go-Ahead Group PLC	9,279	199,889
Great Portland Estates PLC	31,358	145,383
Greggs PLC	17,398	122,214
Halma PLC	61,749	242,308
Headlam Group PLC	28,694	139,125
HMV Group PLC	97,275	145,774
Hunting PLC	12,076	113,593
Intermediate Capital Group PLC	83,697	370,333
Interserve PLC	44,312	138,320
ITE Group PLC	61,899	127,946
Kcom Group PLC	182,102	129,390
Keller Group PLC	9,230	96,212
Kier Group PLC	7,908	131,533
Laird PLC	52,464	106,749
Marshalls PLC	89,522	124,325
Marston’s PLC	148,390	210,872
Melrose PLC	127,013	369,192
Moneysupermarket.com Group PLC	116,036	138,662
Morgan Crucible Co.	76,119	193,846
Morgan Sindall PLC	10,587	102,578
Mothercare PLC	12,010	132,269
National Express Group PLC	77,544	240,301
Northern Foods PLC	145,653	157,119
PayPoint PLC	11,187	79,307
Premier Farnell PLC	100,375	279,120
PV Crystalox Solar PLC	93,753	92,958
Renishaw PLC	19,508	171,688
Restaurant Group PLC	40,652	122,760
Rightmove PLC	14,138	115,181
Robert Wiseman Dairies PLC	16,024	132,746
Savills PLC	19,925	102,963
Schroders PLC	11,916	205,895
Senior PLC	130,599	158,173
Severfield-Rowen PLC	38,625	110,557
Shaftesbury PLC	21,426	136,185
Smiths News PLC	56,570	99,117
Spectris PLC	20,237	241,176
Speedy Hire PLC	125,923	55,412
Spirax-Sarco Engineering PLC	11,362	227,514
Sthree PLC	36,971	175,944
Telecom Plus PLC	15,588	74,950
Tullett Prebon PLC	36,553	164,628
Victrex PLC	10,577	138,350
Wellstream Holdings PLC	9,889	84,797
Wincanton PLC	34,111	111,545
WSP Group PLC	18,663	83,030

Total United Kingdom		12,194,101

TOTAL COMMON STOCKS (Cost: $33,813,496)		33,146,383

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b) (Cost: $235,000)(c)	235,000	235,000

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $34,048,496)(d)		33,381,383
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(123,280)

NET ASSETS - 100.0%		$33,258,103

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds    10

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2009

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Interest rate shown reflects yield as of December 31, 2009.
(c)	At December 31, 2009, the total market value of the Fund’s securities on loan was $217,663 and the total market value of the collateral held by the Fund was $235,000.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

11   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund (DXJ)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.9%
Advertising - 0.3%
Dentsu, Inc.	11,700	$268,323
Hakuhodo DY Holdings, Inc.	330	15,987

Total Advertising		284,310

Agriculture - 0.9%
Japan Tobacco, Inc.	213	716,139

Apparel - 0.2%
Daidoh Ltd.	1,100	7,479
Onward Holdings Co., Ltd.	28,160	173,930

Total Apparel		181,409

Auto Manufacturers - 7.5%
Honda Motor Co., Ltd.	75,300	2,515,527
Suzuki Motor Corp.	11,300	276,750
Toyota Motor Corp.	84,700	3,530,114

Total Auto Manufacturers		6,322,391

Auto Parts & Equipment - 3.0%
Aisin Seiki Co., Ltd.	12,800	364,359
Bridgestone Corp.	29,900	522,234
DENSO Corp.	18,100	540,502
JTEKT Corp.	1,100	14,002
NOK Corp.	1,100	15,113
Showa Corp.	1,100	6,605
Stanley Electric Co., Ltd.	15,700	314,691
Sumitomo Electric Industries Ltd.	26,000	321,177
Sumitomo Rubber Industries, Inc.(a)	38,000	327,365
Tokai Rika Co., Ltd.	1,100	24,636
Toyoda Gosei Co., Ltd.	1,100	32,966
Toyota Boshoku Corp.	1,100	24,341

Total Auto Parts & Equipment		2,507,991

Banks - 6.9%
Bank of Yokohama Ltd. (The)	35,000	158,655
Chiba Bank Ltd. (The)	44,000	261,840
Chuo Mitsui Trust Holdings, Inc.	86,000	287,298
Fukuoka Financial Group, Inc.	68,000	235,201
Hiroshima Bank Ltd. (The)	72,000	276,105
Hokuhoku Financial Group, Inc.	119,000	241,592
Joyo Bank Ltd. (The)	58,000	231,763
Mitsubishi UFJ Financial Group, Inc.	342,820	1,664,479
Mizuho Financial Group, Inc.	632,671	1,128,131
Resona Holdings, Inc.	15,851	159,710
Shizuoka Bank Ltd. (The)	29,000	250,765
Sumitomo Mitsui Financial Group, Inc.	21,143	600,712
Sumitomo Trust & Banking Co., Ltd. (The)	69,000	335,754

Total Banks		5,832,005

Beverages - 1.4%
Asahi Breweries Ltd.	20,100	369,635
Coca-Cola West Co., Ltd.	15,900	279,930
Ito En Ltd.	4,400	66,027
Kirin Holdings Co., Ltd.	29,000	464,150

Total Beverages		1,179,742

Building Materials - 2.2%
Asahi Glass Co., Ltd.	58,000	547,011
Daikin Industries Ltd.	5,800	228,025
JS Group Corp.	21,200	364,131
Panasonic Electric Works Co., Ltd.	42,000	506,193
TOTO Ltd.	29,000	182,856

Total Building Materials		1,828,216

Chemicals - 4.8%
Asahi Kasei Corp.	58,000	289,081
DIC Corp.	158,000	268,156
Hitachi Chemical Co., Ltd.	15,600	315,201
JSR Corp.	15,600	315,033
Kaneka Corp.	42,000	266,631
Mitsubishi Chemical Holdings Corp.	85,000	359,740
Mitsubishi Gas Chemical Co., Inc.	45,000	225,254
Nitto Denko Corp.	11,500	410,119
Shin-Etsu Chemical Co., Ltd.	11,500	646,060
Showa Denko K.K.	157,000	311,993
Sumitomo Chemical Co., Ltd.	70,000	304,528
Taiyo Nippon Sanso Corp.	28,000	295,956
Ube Industries Ltd.	11,000	30,012

Total Chemicals		4,037,764

Commercial Services - 1.7%
Dai Nippon Printing Co., Ltd.	36,000	456,695
Park24 Co., Ltd.	26,100	276,994
Secom Co., Ltd.	8,100	384,575
Sohgo Security Services Co., Ltd.	1,100	12,312
Toppan Printing Co., Ltd.	40,000	322,681

Total Commercial Services		1,453,257

Computers - 1.4%
Fujitsu Ltd.	44,000	281,691
Itochu Techno-Solutions Corp.	8,400	225,125
Otsuka Corp.(a)	4,200	208,883
TDK Corp.	7,200	436,973

Total Computers		1,152,672

Cosmetics/Personal Care - 1.4%
Kao Corp.	24,200	565,390
Shiseido Co., Ltd.	30,000	573,930

Total Cosmetics/Personal Care		1,139,320

Distribution/Wholesale - 6.4%
Advan Co., Ltd.	11,300	68,581
Canon Marketing Japan, Inc.	25,500	375,262
Hitachi High-Technologies Corp.	11,300	223,220
Inabata & Co., Ltd.	21,600	76,567
ITOCHU Corp.	83,000	608,046
Marubeni Corp.	87,000	477,544
Mitsubishi Corp.	62,900	1,557,382
Mitsui & Co., Ltd.	61,300	863,250
Sojitz Corp.	88,600	166,550
Sumitomo Corp.	64,900	657,401
Toyota Tsusho Corp.	15,800	232,006
Yamazen Corp.	15,700	55,316

Total Distribution/Wholesale		5,361,125

Diversified Financial Services - 1.0%
ACOM Co., Ltd.(a)	8,980	136,299
Aeon Credit Service Co., Ltd.	8,900	85,563
Credit Saison Co., Ltd.	8,800	98,686
Daiwa Securities Group, Inc.	13,000	64,934
Hitachi Capital Corp.	11,400	138,007
Kyokuto Securities Co., Ltd.	5,800	45,294
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,940	88,268
Promise Co., Ltd.*(a)	10,450	79,474

Takefuji Corp.(a)	29,750	124,311

Total Diversified Financial Services		860,836

Electric - 5.4%
Chubu Electric Power Co., Inc.	25,300	603,319
Chugoku Electric Power Co., Inc. (The)	16,900	322,225
Electric Power Development Co., Ltd.	8,800	249,552
Hokkaido Electric Power Co., Inc.	17,200	312,055
Hokuriku Electric Power Co.	11,400	247,973
Kansai Electric Power Co., Inc. (The)	33,700	760,191

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   12

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund (DXJ)

December 31, 2009

Investments	Shares	Value
Kyushu Electric Power Co., Inc.	22,600	$464,648
Shikoku Electric Power Co., Inc.	8,400	216,553
Tohoku Electric Power Co., Inc.	22,800	450,636
Tokyo Electric Power Co., Inc. (The)	35,300	885,391

Total Electric		4,512,543

Electrical Components & Equipment - 0.7%
Brother Industries Ltd.	21,700	247,314
Casio Computer Co., Ltd.	17,500	138,541
Furukawa Electric Co., Ltd. (The)	44,000	182,438
Ushio, Inc.	1,800	29,892

Total Electrical Components & Equipment		598,185

Electronics - 3.1%
Advantest Corp.	8,700	224,754
Chiyoda Integre Co., Ltd.	12,100	116,457
Hamamatsu Photonics K.K.	11,400	275,525
Hirose Electric Co., Ltd.	1,500	156,453
HOYA CORP.	10,000	264,246
Ibiden Co., Ltd.	4,400	155,970
Idec Corp.	14,000	90,682
Kyocera Corp.	4,200	368,591
Mabuchi Motor Co., Ltd.	4,500	221,387
NGK Insulators Ltd.	2,000	43,397
Nippon Electric Glass Co., Ltd.	14,000	191,138
Shinko Shoji Co., Ltd.	1,100	8,697
Yamatake Corp.	11,400	252,258
Yokogawa Electric Corp.	25,100	218,929

Total Electronics		2,588,484

Engineering & Construction - 1.2%
JGC Corp.	14,000	256,555
Kajima Corp.	85,000	170,740
Obayashi Corp.	46,000	156,142
Shimizu Corp.	57,000	203,888
Taisei Corp.	112,000	191,288

Total Engineering & Construction		978,613

Entertainment - 0.9%
Heiwa Corp.	20,000	204,093
Oriental Land Co., Ltd.	4,300	282,679
Sankyo Co., Ltd.	4,400	219,303
Toho Co., Ltd.	1,100	17,877

Total Entertainment		723,952

Environmental Control - 0.2%
Kurita Water Industries Ltd.	5,800	180,676

Food - 1.3%
Ajinomoto Co., Inc.	41,000	385,359
Nisshin Seifun Group, Inc.	22,500	303,561
Nissin Foods Holdings Co., Ltd.	8,800	286,417
Starzen Co., Ltd.	52,000	130,705

Total Food		1,106,042

Forest Products & Paper - 0.7%
Chuetsu Pulp & Paper Co., Ltd.	12,000	20,495
Nippon Paper Group, Inc.	11,600	296,557
OJI Paper Co., Ltd.	71,000	296,676

Total Forest Products & Paper		613,728

Gas - 1.1%
Osaka Gas Co., Ltd.	86,000	290,069
Toho Gas Co., Ltd.	41,000	217,563
Tokyo Gas Co., Ltd.	98,000	390,547

Total Gas		898,179

Hand/Machine Tools - 0.9%
Hitachi Koki Co., Ltd.	18,000	205,339
Makita Corp.	10,000	340,512
SMC Corp.	1,500	169,665
THK Co., Ltd.	1,100	19,355

Total Hand/Machine Tools		734,871

Healthcare-Products - 0.2%
Terumo Corp.	3,100	186,476

Home Builders - 0.9%
Daiwa House Industry Co., Ltd.	28,000	298,963
Sekisui Chemical Co., Ltd.	29,000	179,430
Sekisui House Ltd.	28,000	252,344
Token Corp.	110	2,476

Total Home Builders		733,213

Home Furnishings - 2.6%
Panasonic Corp.	75,300	1,071,728
Sharp Corp.	40,000	501,423
Sony Corp.	21,600	619,496

Total Home Furnishings		2,192,647

Household Products/Wares - 0.0%
Kokuyo Co., Ltd.	1,100	8,767

Insurance - 1.8%
Aioi Insurance Co., Ltd.	45,000	214,619
Mitsui Sumitomo Insurance Group Holdings, Inc.	12,894	327,561
Nipponkoa Insurance Co., Ltd.	28,000	158,505
Sompo Japan Insurance, Inc.	44,000	280,273
T&D Holdings, Inc.	7,000	142,790
Tokio Marine Holdings, Inc.	14,400	391,342

Total Insurance		1,515,090

Internet - 0.4%
Matsui Securities Co., Ltd.	1,100	7,621
Trend Micro, Inc.*	9,500	360,224

Total Internet		367,845

Iron/Steel - 2.6%
Hitachi Metals Ltd.	15,000	143,402
JFE Holdings, Inc.	21,200	831,194
Nippon Steel Corp.	93,000	374,617
Nisshin Steel Co., Ltd.	87,000	153,263
Sumitomo Metal Industries Ltd.	257,000	687,395
Tokyo Steel Manufacturing Co., Ltd.	2,000	22,450

Total Iron/Steel		2,212,321

Leisure Time - 0.5%
Daikoku Denki Co., Ltd.	1,100	18,693
Sega Sammy Holdings, Inc.	15,500	185,477
Yamaha Corp.	15,900	190,605

Total Leisure Time		394,775

Machinery-Construction & Mining - 1.4%
Aichi Corp.	7,400	27,821
Hitachi Construction Machinery Co., Ltd.	13,000	337,236
Komatsu Ltd.	37,500	779,043

Total Machinery-Construction & Mining		1,144,100

Machinery-Diversified - 2.0%
Amada Co., Ltd.	42,000	262,119
CKD Corp.	1,100	8,295
Fanuc Ltd.	4,400	407,885
Japan Steel Works Ltd. (The)	14,000	177,303
Kawasaki Heavy Industries Ltd.	57,000	143,273
Kubota Corp.	42,000	383,479
Mitsubishi Heavy Industries Ltd.	83,000	290,649

Total Machinery-Diversified		1,673,003

See Notes to Schedule of Investments.

13   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund (DXJ)

December 31, 2009

Investments	Shares	Value
Media - 0.3%
Nippon Television Network Corp.	2,170	$279,947

Metal Fabricate/Hardware - 0.6%
NSK Ltd.	44,000	321,392
NTN Corp.	46,000	206,048

Total Metal Fabricate/Hardware		527,440

Miscellaneous Manufacturing - 0.9%
FUJIFILM Holdings Corp.	8,500	254,740
Konica Minolta Holdings, Inc.	21,500	219,861
Nikon Corp.	14,000	274,902

Total Miscellaneous Manufacturing		749,503

Office/Business Equipment - 3.6%
Canon, Inc.	57,300	2,406,606
Ricoh Co., Ltd.	29,000	409,324
Seiko Epson Corp.	11,300	181,587

Total Office/Business Equipment		2,997,517

Oil & Gas - 1.4%
Cosmo Oil Co., Ltd.	57,000	119,394
Idemitsu Kosan Co., Ltd.	1,500	87,008
Nippon Mining Holdings, Inc.	42,000	179,107
Nippon Oil Corp.	72,000	332,564
Showa Shell Sekiyu K.K.(a)	24,100	195,710
TonenGeneral Sekiyu K.K.(a)	36,000	299,694

Total Oil & Gas		1,213,477

Packaging & Containers - 0.0%
Toyo Seikan Kaisha Ltd.	1,100	16,731

Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	21,600	802,793
Chugai Pharmaceutical Co., Ltd.	16,800	314,002
Daiichi Sankyo Co., Ltd.	47,400	992,348
Dainippon Sumitomo Pharma Co., Ltd.	27,300	286,211
Eisai Co., Ltd.	17,400	639,218
Hisamitsu Pharmaceutical Co., Inc.	8,600	277,136
Kyowa Hakko Kirin Co., Ltd.	28,000	296,257
Mediceo Paltac Holdings Co., Ltd.	19,500	241,092
Mitsubishi Tanabe Pharma Corp.	29,000	361,663
Seikagaku Corp.	1,100	11,473
Shionogi & Co., Ltd.	14,000	302,272
Suzuken Co., Ltd.	8,700	285,031
Takeda Pharmaceutical Co., Ltd.	47,000	1,933,616

Total Pharmaceuticals		6,743,112

Real Estate - 1.5%
Daito Trust Construction Co., Ltd.	5,700	269,402
Iida Home Max	3,300	52,321
Mitsubishi Estate Co., Ltd.	14,000	222,268
Mitsui Fudosan Co., Ltd.	14,000	234,298
Nomura Real Estate Holdings, Inc.	8,800	129,597
Sankei Building Co., Ltd. (The)	7,100	44,234
Sumitomo Real Estate Sales Co., Ltd.	130	5,362
Sumitomo Realty & Development Co., Ltd.	2,000	37,360
Tokyo Tatemono Co., Ltd.	29,000	110,274
Tokyu Land Corp.	41,000	150,620
Tokyu Livable, Inc.	1,100	9,406

Total Real Estate		1,265,142

Retail - 3.3%
Aeon Co., Ltd.	25,900	209,214
Belluna Co., Ltd.	5,800	23,488
Citizen Holdings Co., Ltd.	3,300	18,965
FamilyMart Co., Ltd.	8,700	256,528
Fast Retailing Co., Ltd.	2,900	544,208
Honeys Co., Ltd.	5,350	30,975
Isetan Mitsukoshi Holdings Ltd.	1,100	9,890
Izumi Co., Ltd.	1,100	13,317
Lawson, Inc.	8,800	387,561
Marui Group Co., Ltd.	45,700	280,302
Nitori Co., Ltd.	550	40,942
Point, Inc.	110	6,144
Seven & I Holdings Co., Ltd.	25,700	523,690
UNY Co., Ltd.	4,000	27,971
USS Co., Ltd.	6,350	386,068
Yamada Denki Co., Ltd.	330	22,190

Total Retail		2,781,453

Semiconductors - 0.1%
Shinko Electric Industries Co., Ltd.	1,100	15,739
Tokyo Electron Ltd.	1,400	89,027

Total Semiconductors		104,766

Shipbuilding - 0.0%
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	26,231

Software - 1.1%
Konami Corp.	11,300	201,008
Nomura Research Institute Ltd.	12,300	241,917
Oracle Corp.	10,000	414,630
Square Enix Holdings Co., Ltd.	1,100	23,088

Total Software		880,643

Telecommunications - 7.7%
KDDI Corp.	149	789,054
Nippon Telegraph & Telephone Corp.	66,894	2,622,731
NTT DoCoMo, Inc.	2,157	3,002,817
Softbank Corp.	1,100	25,640

Total Telecommunications		6,440,242

Textiles - 0.9%
Kuraray Co., Ltd.	22,500	262,715
Teijin Ltd.	71,000	228,799
Toray Industries, Inc.	43,000	232,333

Total Textiles		723,847

Toys/Games/Hobbies - 0.2%
Namco Bandai Holdings, Inc.	16,100	153,572

Transportation - 3.3%
East Japan Railway Co.	6,200	390,934
Hankyu Hanshin Holdings, Inc.	45,000	200,118
Kintetsu Corp.	58,000	191,890
Mitsui O.S.K. Lines Ltd.	87,000	456,985
Nippon Express Co., Ltd.	72,000	294,667
Nippon Yusen K.K.	85,000	260,218
Odakyu Electric Railway Co., Ltd.	29,000	222,106
Tobu Railway Co., Ltd.	44,000	229,228
Tokyu Corp.	44,000	174,875
Yamato Holdings Co., Ltd.	27,000	373,554

Total Transportation		2,794,575

TOTAL COMMON STOCKS (Cost: $88,555,167)		83,918,885

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(b) (Cost: $7,761)	7,761	7,761

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   14

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Total Dividend Fund (DXJ)

December 31, 2009

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
MONEY MARKET FUND - 1.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $1,183,000)(d)	1,183,000	$1,183,000

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $89,745,928)(e)		85,109,646
Liabilities in Excess of Foreign Currency and Other Assets - (1.3)%		(1,101,877)

NET ASSETS - 100.0%		$84,007,769

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,117,555 and the total market value of the collateral held by the Fund was $1,183,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

15   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Australia - 8.5%
ASX Ltd.	2,252	$70,765
BHP Billiton Ltd.	26,288	1,019,448
Coca-Cola Amatil Ltd.	10,016	103,861
CSL Ltd.	2,916	85,205
Incitec Pivot Ltd.	32,044	102,307
Metcash Ltd.	13,439	54,026
Orica Ltd.	4,971	116,461
Origin Energy Ltd.	6,561	99,249
Santos Ltd.	3,899	49,407
Sims Metal Management Ltd.	2,179	43,505
Sonic Healthcare Ltd.	4,836	66,848
Woolworths Ltd.	10,302	259,423

Total Australia		2,070,505

Belgium - 0.8%
Colruyt S.A.	467	112,833
Delhaize Group	899	69,161

Total Belgium		181,994

Brazil - 7.4%
Centrais Eletricas Brasileiras S.A.	13,200	275,176
Cia de Bebidas das Americas	2,456	207,813
Light S.A.	11,188	166,742
Natura Cosmeticos S.A.	5,400	112,479
Petroleo Brasileiro S.A.	30,300	723,953
Redecard S.A.	8,417	140,026
Souza Cruz S.A.	5,600	185,553

Total Brazil		1,811,742

Canada - 5.0%
Brookfield Properties Corp.	7,785	95,052
Canadian Natural Resources Ltd.	1,438	104,248
Enbridge, Inc.	4,023	186,616
EnCana Corp.	6,612	215,134
George Weston Ltd.	1,016	64,855
Goldcorp, Inc.	1,503	59,283
Loblaw Cos. Ltd.	2,174	70,258
RioCan Real Estate Investment Trust	5,653	107,037
Talisman Energy, Inc.	3,980	74,752
Thomson Reuters Corp.	7,861	254,573

Total Canada		1,231,808

China - 0.8%
China Citic Bank Class H	155,000	132,531
Guangzhou R&F Properties Co., Ltd. Class H	33,600	59,365

Total China		191,896

Denmark - 0.2%
H. Lundbeck A/S	3,045	55,630

Finland - 0.4%
Kone Oyj Class B	2,416	103,852

France - 0.4%
Bureau Veritas S.A.	1,787	93,339

Germany - 0.3%
Volkswagen AG	627	69,268

Hong Kong - 5.5%
China Overseas Land & Investment Ltd.	30,000	63,451
CNOOC Ltd.	490,300	771,424
Hang Lung Group Ltd.	9,000	44,860
Hang Lung Properties Ltd.	30,000	118,390
Henderson Land Development Co., Ltd.	14,000	105,442
MTR Corp.	33,500	115,785
Shanghai Industrial Holdings Ltd.	14,000	71,588
Sinotrans Shipping Ltd.	116,000	53,856

Total Hong Kong		1,344,796

Indonesia - 2.7%
Astra International Tbk PT	41,500	153,278
Bank Central Asia Tbk PT	250,500	129,316
Bank Mandiri Tbk PT	168,000	84,045
Bank Rakyat Indonesia	117,000	95,269
Indo Tambangraya Megah PT	27,400	92,743
Unilever Indonesia Tbk PT	85,000	99,973

Total Indonesia		654,624

Israel - 2.1%
Bezeq Israeli Telecommunication Corp., Ltd.	55,594	140,570
Israel Chemicals Ltd.	27,682	365,391

Total Israel		505,961

Japan - 1.6%
Chugai Pharmaceutical Co., Ltd.	3,600	67,286
Fast Retailing Co., Ltd.	600	112,595
Kyowa Hakko Kirin Co., Ltd.	6,000	63,484
Mitsubishi Tanabe Pharma Corp.	6,000	74,827
TonenGeneral Sekiyu K.K.(a)	8,000	66,599

Total Japan		384,791

Malaysia - 2.0%
British American Tobacco Malaysia Bhd	4,400	55,000
Digi.Com Bhd	3,400	21,806
Petronas Dagangan Bhd	16,200	41,162
Petronas Gas Bhd	41,400	119,339
Plus Expressways Bhd	72,000	68,551
Telekom Malaysia Bhd	71,400	63,810
Tenaga Nasional Bhd	52,600	129,042

Total Malaysia		498,710

Mexico - 1.1%
Grupo Financiero Inbursa S.A. Class O	27,600	81,603
Kimberly-Clark de Mexico S.A.B de C.V. Class A	16,700	74,921
Telefonos de Mexico S.A.B de CV	144,800	120,894

Total Mexico		277,418

Netherlands - 0.7%
Koninklijke Ahold N.V.	12,921	171,666

Norway - 0.6%
Fred Olsen Energy ASA	3,567	137,078

Philippines - 0.5%
SM Investments Corp.	18,190	127,877

Singapore - 1.1%
Jardine Cycle & Carriage Ltd.	6,000	115,389
Wilmar International Ltd.	33,000	151,138

Total Singapore		266,527

South Africa - 6.5%
ABSA Group Ltd.	9,738	169,931
African Bank Investments Ltd.	19,065	77,153
Bidvest Group Ltd.	4,129	72,333
Gold Fields Ltd.	4,706	62,616
Growthpoint Properties Ltd.	31,533	59,908
Kumba Iron Ore Ltd.	10,243	424,256
MTN Group Ltd.	7,928	126,934
Nedbank Group Ltd.	8,075	136,032
RMB Holdings Ltd.	21,014	84,470
Shoprite Holdings Ltd.	6,973	61,759
Standard Bank Group Ltd.	16,681	231,059

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   16

Schedule of Investments (unaudited) (concluded)

WisdomTree World ex-U.S. Growth Fund (DNL)

December 31, 2009

Investments	Shares	U.S. $ Value
Tiger Brands Ltd.	3,210	$74,590

Total South Africa		1,581,041

South Korea - 1.3%
LG Chem Ltd.*	630	123,622
LG Corp.*	1,015	63,281
Samsung Securities Co., Ltd.	809	43,907
SK Energy Co., Ltd.*	862	86,979

Total South Korea		317,789

Spain - 2.7%
Bankinter, S.A.	3,457	35,463
Inditex S.A.	7,855	489,003
Indra Sistemas S.A.	2,732	64,519
Zardoya Otis, S.A.	3,767	73,558

Total Spain		662,543

Sweden - 3.8%
Assa Abloy AB Class B	3,109	60,002
Atlas Copco AB Class A	9,852	145,294
Atlas Copco AB Class B	5,769	75,505
Hennes & Mauritz AB Class B	9,489	528,134
Ratos AB Class B	2,377	61,588
Swedish Match AB	2,825	62,078

Total Sweden		932,601

Switzerland - 1.2%
Compagnie Financiere Richemont S.A. Class A	8,586	288,456

Taiwan - 1.5%
Quanta Computer, Inc.	68,520	149,101
Taiwan Mobile Co., Ltd.	70,000	136,564
Wistron Corp.	34,769	67,505

Total Taiwan		353,170

Turkey - 2.0%
Akbank TAS	32,640	205,776
Turkcell Iletisim Hizmet As	38,978	275,638

Total Turkey		481,414

United Kingdom - 37.7%
Admiral Group PLC	4,144	79,567
Amlin PLC	3,699	21,426
Antofagasta PLC	13,513	216,469
Ashmore Group PLC	12,315	54,093
AstraZeneca PLC	15,603	733,344
BG Group PLC	9,902	179,410
BHP Billiton PLC	18,889	608,532
BP PLC	309,480	2,998,580
Capita Group PLC (The)	3,941	47,795
Compass Group PLC	31,752	228,275
Drax Group PLC	17,150	114,878
Eurasian Natural Resources Corp.	9,424	139,248
Firstgroup PLC	7,764	53,410
G4S PLC	14,125	59,442
Inmarsat PLC	4,585	51,236
International Power PLC	24,480	122,192
Investec PLC	7,842	53,833
Pearson PLC	11,332	163,048
Reckitt Benckiser Group PLC	5,193	281,431
Royal Dutch Shell PLC Class A	45,715	1,389,345
Royal Dutch Shell PLC Class B	40,285	1,178,457
RSA Insurance Group PLC	49,416	96,238
SABMiller PLC	9,602	283,136
Smith & Nephew PLC	4,755	49,105

Total United Kingdom		9,202,490

TOTAL COMMON STOCKS (Cost: $20,336,540)		23,998,986

EXCHANGE-TRADED FUND - 1.4%
United States - 1.4%
WisdomTree India Earnings Fund(b) (Cost: $328,051)	15,387	339,591

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(c) (Cost: $1,066)	1,066	1,066

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $65,000)(e)	65,000	65,000

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $20,730,657)(f)		24,404,643
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.0)%		(11,983)

NET ASSETS - 100.0%		$24,392,660

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Affiliated Companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $60,207 and the total market value of the collateral held by the Fund was $65,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

17   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.9%
Advertising - 0.4%
Asatsu-DK, Inc.	6,600	$129,667
Moshi Moshi Hotline, Inc.	16,700	299,217

Total Advertising		428,884

Agriculture - 0.3%
Hokuto Corp.	16,000	332,563

Apparel - 2.0%
Gunze Ltd.	89,000	326,000
Japan Wool Textile Co., Ltd. (The)	46,000	278,683
Onward Holdings Co., Ltd.	114,000	704,119
Sanyo Shokai Ltd.	112,000	329,642
Tokyo Style Co., Ltd.	44,000	326,119

Total Apparel		1,964,563

Auto Manufacturers - 0.7%
Kanto Auto Works Ltd.	20,200	181,614
Nissan Shatai Co., Ltd.	19,000	168,989
Shinmaywa Industries Ltd.	97,000	294,871

Total Auto Manufacturers		645,474

Auto Parts & Equipment - 5.3%
Exedy Corp.	11,200	231,110
FCC Co., Ltd.	21,400	376,991
Keihin Corp.	19,100	283,335
Musashi Seimitsu Industry Co., Ltd.	14,000	323,326
NHK Spring Co., Ltd.	85,000	786,132
Nifco, Inc.	34,200	677,792
Nippon Seiki Co., Ltd.	33,000	376,100
Nissin Kogyo Co., Ltd.	28,300	438,658
Showa Corp.	61,400	368,684
Takata Corp.	18,800	435,190
Tokai Rika Co., Ltd.	20,900	468,086
TS Tech Co., Ltd.	20,000	404,963

Total Auto Parts & Equipment		5,170,367

Banks - 5.6%
Akita Bank Ltd. (The)	54,000	211,139
Aomori Bank Ltd. (The)	46,000	106,236
Awa Bank Ltd. (The)	45,000	239,272
Bank of Nagoya Ltd. (The)	58,000	208,712
Bank of Saga Ltd. (The)	55,000	159,515
Daishi Bank Ltd. (The)	92,000	306,354
Fukui Bank Ltd. (The)	65,000	208,765
Higo Bank Ltd. (The)	48,000	266,566
Hokkoku Bank Ltd. (The)	85,000	303,131
Hokuetsu Bank Ltd. (The)	107,000	168,956
Hyakugo Bank Ltd. (The)	64,000	281,863
Juroku Bank Ltd. (The)	108,000	393,276
Keiyo Bank Ltd. (The)	65,000	287,663
Kiyo Holdings, Inc.	295,000	354,906
Miyazaki Bank Ltd. (The)	37,000	105,323
Musashino Bank Ltd. (The)	10,400	245,770
Ogaki Kyoritsu Bank Ltd. (The)	63,000	198,281
Oita Bank Ltd. (The)	42,000	150,234
San-In Godo Bank Ltd. (The)	33,000	256,641
Toho Bank Ltd. (The)	57,000	172,050
Tokyo Tomin Bank Ltd. (The)	20,700	281,277
Yachiyo Bank Ltd. (The)	4,800	108,019
Yamagata Bank Ltd. (The)	41,000	192,459
Yamanashi Chuo Bank Ltd. (The)	45,000	178,366

Total Banks		5,384,774

Beverages - 1.3%
Coca-Cola Central Japan Co., Ltd.	18,800	233,851
Ito En Ltd.	35,500	532,719
Mikuni Coca-Cola Bottling Co., Ltd.	27,600	214,942
Takara Holdings, Inc.	52,000	298,276

Total Beverages		1,279,788

Building Materials - 1.9%
Central Glass Co., Ltd.	105,000	399,270
Chofu Seisakusho Co., Ltd.	11,600	241,109
Fujitec Co., Ltd.	53,000	285,794
Sanwa Holdings Corp.	134,000	341,135
Sumitomo Osaka Cement Co., Ltd.	185,000	282,185
Takara Standard Co., Ltd.	50,000	277,136

Total Building Materials		1,826,629

Chemicals - 9.8%
ADEKA Corp.	44,900	393,559
Aica Kogyo Co., Ltd.	44,300	449,210
Denki Kagaku Kogyo K.K.	201,000	896,020
DIC Corp.	419,000	711,123
Earth Chemical Co., Ltd.	12,200	364,971
Fujimi, Inc.	16,500	272,238
Lintec Corp.	16,900	339,470
Nihon Parkerizing Co., Ltd.	38,000	451,045
Nippon Kayaku Co., Ltd.	93,000	836,146
Nippon Paint Co., Ltd.	68,000	409,775
NOF Corp.*(a)	102,000	426,210
Sanyo Chemical Industries Ltd.	70,000	364,681
Sumitomo Bakelite Co., Ltd.	119,000	584,167
T. Hasegawa Co., Ltd.	22,700	320,645
Taiyo Ink Manufacturing Co., Ltd.	19,000	500,027
Toagosei Co., Ltd.	155,000	581,073
Tokai Carbon Co., Ltd.	64,000	316,236
Tokyo Ohka Kogyo Co., Ltd.	19,000	352,060
Toyo Ink Manufacturing Co., Ltd.	156,000	598,228
Zeon Corp.	70,000	314,303

Total Chemicals		9,481,187

Commercial Services - 2.7%
Duskin Co., Ltd.	26,200	465,209
Meitec Corp.	26,600	358,591
Park24 Co., Ltd.	77,600	823,554
Sohgo Security Services Co., Ltd.	36,500	408,540
TKC Corp.	9,800	185,484
Toppan Forms Co., Ltd.	35,700	370,057

Total Commercial Services		2,611,435

Computers - 1.6%
Japan Digital Laboratory Co., Ltd.	26,900	300,221
NEC Fielding Ltd.	25,400	341,322
NS Solutions Corp.	23,600	371,638
Otsuka Corp.(a)	10,500	522,209

Total Computers		1,535,390

Cosmetics/Personal Care - 1.7%
Fancl Corp.	22,600	408,084
Kose Corp.	11,300	227,833
Lion Corp.(a)	83,000	403,878
Mandom Corp.	11,800	333,992
Pigeon Corp.	6,800	265,879

Total Cosmetics/Personal Care		1,639,666

Distribution/Wholesale - 2.6%
Ai Holdings Corp.	83,300	263,067
Inaba Denki Sangyo Co., Ltd.	11,200	255,653
Itochu Enex Co., Ltd.	61,900	253,332
Iwatani Corp.	100,000	284,655
Nagase & Co., Ltd.	43,000	491,917
Ryoden Trading Co., Ltd.	53,000	260,175

See Notes to Schedule of Investments.

18   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2009

Investments	Shares	Value
Ryoshoku Ltd.	5,400	$140,953
Sinanen Co., Ltd.	61,000	252,924
Yamazen Corp.	81,300	286,443

Total Distribution/Wholesale		2,489,119

Diversified Financial Services - 2.8%
Century Tokyo Leasing Corp.	24,455	259,274
Fuyo General Lease Co., Ltd.	13,500	283,211
IBJ Leasing Co., Ltd.	19,500	352,318
Ichiyoshi Securities Co., Ltd.	30,600	204,449
Japan Securities Finance Co., Ltd.	40,900	313,686
NEC Capital Solutions Ltd.	21,400	273,089
Okasan Securities Group, Inc.	12,000	57,876
Ricoh Leasing Co., Ltd.	10,800	213,459
Takefuji Corp.(a)	192,980	806,372

Total Diversified Financial Services		2,763,734

Electric - 0.3%
Okinawa Electric Power Co., Inc. (The)	5,200	276,492

Electrical Components & Equipment - 0.5%
Hitachi Cable Ltd.	152,000	457,167

Electronics - 5.2%
Eizo Nanao Corp.	13,900	330,721
Horiba Ltd.	15,300	369,783
Idec Corp.	20,300	131,488
Kaga Electronics Co., Ltd.	26,000	256,104
Nichicon Corp.	23,900	251,079
Nidec Copal Corp.	24,300	334,110
Ryosan Co., Ltd.	19,800	465,782
Sanshin Electronics Co., Ltd.	33,800	231,276
Sato Corp.	23,600	243,618
Star Micronics Co., Ltd.	49,500	406,230
Taiyo Yuden Co., Ltd.	19,000	243,687
Toyo Corp.	39,900	304,302
Yaskawa Electric Corp.	69,000	572,190
Yokogawa Electric Corp.	102,400	893,161

Total Electronics		5,033,531

Engineering & Construction - 5.2%
Japan Airport Terminal Co., Ltd.	21,300	287,829
Kyowa Exeo Corp.	44,000	371,492
Maeda Corp.	95,000	258,177
Maeda Road Construction Co., Ltd.	36,000	264,504
NEC Networks & System Integration Corp.	24,400	295,384
Nippo Corp.	43,000	307,621
Nishimatsu Construction Co., Ltd.	171,000	185,520
Okumura Corp.(a)	103,000	345,196
Sanki Engineering Co., Ltd.	42,000	294,151
Shinko Plantech Co., Ltd.	40,200	405,476
SHO-BOND Holdings Co., Ltd.	15,800	260,858
Taikisha Ltd.	26,700	356,784
Takasago Thermal Engineering Co., Ltd.	48,000	409,904
Toda Corp.	104,000	330,673
Toshiba Plant Systems & Services Corp.	33,000	415,447
Toyo Engineering Corp.	90,000	262,957

Total Engineering & Construction		5,051,973

Entertainment - 1.9%
Avex Group Holdings, Inc.(a)	41,000	325,463
Heiwa Corp.	84,800	865,352
Mars Engineering Corp.	9,900	238,740
Toei Co., Ltd.	41,000	217,563
Tokyotokeiba Co., Ltd.	153,000	220,227

Total Entertainment		1,867,345

Food - 4.9%
Ariake Japan Co., Ltd.	20,600	306,693
Ezaki Glico Co., Ltd.	34,000	379,097
Fuji Oil Co., Ltd.	21,500	314,088
J-Oil Mills, Inc.	86,000	256,813
Kato Sangyo Co., Ltd.	14,400	261,875
Maruha Nichiro Holdings, Inc.	199,000	271,475
Megmilk Snow Brand Co., Ltd.*	15,240	224,274
Mitsui Sugar Co., Ltd.	88,000	283,581
Morinaga & Co., Ltd.	138,000	289,060
Morinaga Milk Industry Co., Ltd.	92,000	362,683
Nichirei Corp.	103,000	356,260
Nippon Beet Sugar Manufacturing Co., Ltd.	102,000	264,053
Nippon Flour Mills Co., Ltd.	54,000	267,984
Nippon Suisan Kaisha Ltd.(a)	171,600	482,939
Nisshin Oillio Group Ltd. (The)	68,000	341,844
Yokohama Reito Co., Ltd.	18,000	116,397

Total Food		4,779,116

Forest Products & Paper - 0.8%
Daio Paper Corp.	38,000	307,772
Hokuetsu Kishu Paper Co., Ltd.	98,000	487,394

Total Forest Products & Paper		795,166

Gas - 0.4%
Saibu Gas Co., Ltd.	147,000	401,074

Hand/Machine Tools - 2.2%
Asahi Diamond Industrial Co., Ltd.	53,000	378,023
Hitachi Koki Co., Ltd.	92,600	1,056,353
OSG Corp.(a)	41,500	429,733
Union Tool Co.	9,800	257,382

Total Hand/Machine Tools		2,121,491

Healthcare-Products - 1.4%
Hogy Medical Co., Ltd.	5,600	271,293
Nihon Kohden Corp.	26,900	425,049
Nipro Corp.	11,000	226,747
Paramount Bed Co., Ltd.	22,000	463,655

Total Healthcare-Products		1,386,744

Home Builders - 1.0%
Mitsui Home Co., Ltd.	57,000	273,688
PanaHome Corp.	64,000	411,107
Token Corp.	10,670	240,117

Total Home Builders		924,912

Home Furnishings - 1.7%
Canon Electronics, Inc.	24,000	513,540
Nidec Sankyo Corp.	84,000	706,504
Noritz Corp.	31,000	403,255

Total Home Furnishings		1,623,299

Household Products/Wares - 0.3%
Kokuyo Co., Ltd.	40,600	323,596

Housewares - 0.7%
Noritake Co., Ltd.	69,000	182,330
Sangetsu Co., Ltd.	22,800	478,556

Total Housewares		660,886

Iron/Steel - 1.6%
Aichi Steel Corp.	65,000	284,870
Godo Steel Ltd.	103,000	221,280
Kyoei Steel Ltd.	14,100	259,902
Nippon Metal Industry Co., Ltd.(a)	118,000	177,453
Topy Industries Ltd.	158,000	283,431

See Notes to Schedule of Investments.

19   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2009

Investments	Shares	Value
Yodogawa Steel Works Ltd.	69,000	$279,424

Total Iron/Steel		1,506,360

Leisure Time - 0.7%
Mizuno Corp.	53,000	259,606
Round One Corp.	30,600	180,454
Tokyo Dome Corp.	69,000	204,565

Total Leisure Time		644,625

Lodging - 0.4%
Resorttrust, Inc.	31,360	369,199

Machinery-Construction & Mining - 0.6%
Aichi Corp.	57,200	215,049
Tadano Ltd.(a)	86,000	356,582

Total Machinery-Construction & Mining		571,631

Machinery-Diversified - 4.1%
Chugai Ro Co., Ltd.	107,000	279,295
CKD Corp.	67,300	507,488
Daifuku Co., Ltd.	73,500	466,604
Hisaka Works Ltd.	19,000	187,765
Komori Corp.	39,500	434,481
Max Co., Ltd.	18,000	179,816
Miura Co., Ltd.	16,400	413,105
Nabtesco Corp.	33,000	375,036
Sintokogio Ltd.	44,000	310,994
Toshiba Machine Co., Ltd.	105,000	400,398
Tsubakimoto Chain Co.	96,000	375,359

Total Machinery-Diversified		3,930,341

Metal Fabricate/Hardware - 2.0%
Hanwa Co., Ltd.	115,000	416,295
JFE Shoji Holdings, Inc.	112,000	399,420
Kitz Corp.	92,000	443,719
MISUMI Group, Inc.	19,600	333,071
Oiles Corp.	20,952	291,228
Onoken Co., Ltd.	11,700	80,434

Total Metal Fabricate/Hardware		1,964,167

Mining - 1.3%
Chuo Denki Kogyo Co., Ltd.	45,000	330,146
DOWA Holdings Co., Ltd.	111,000	612,858
Nippon Denko Co., Ltd.	49,000	290,542

Total Mining		1,233,546

Miscellaneous Manufacturing - 1.6%
Amano Corp.	51,500	440,899
KUREHA Corp.	61,000	300,102
Shin-Etsu Polymer Co., Ltd.	41,400	244,589
Tamron Co., Ltd.	24,600	249,713
Tokai Rubber Industries, Inc.	28,700	295,031

Total Miscellaneous Manufacturing		1,530,334

Office Furnishings - 0.2%
Okamura Corp.	54,000	247,102

Office/Business Equipment - 0.2%
Canon Finetech, Inc.	17,500	229,336

Oil & Gas - 0.2%
AOC Holdings, Inc.	34,700	185,623

Pharmaceuticals - 2.8%
Kaken Pharmaceutical Co., Ltd.	51,000	432,784
Kyorin Co., Ltd.	15,000	219,775
Miraca Holdings, Inc.	19,600	535,818
Mochida Pharmaceutical Co., Ltd.	43,000	384,296
Nippon Shinyaku Co., Ltd.	33,000	367,947
Seikagaku Corp.	19,400	202,346
SSP Co., Ltd.(a)	49,000	260,540
Toho Holdings Co., Ltd.	29,300	349,668

Total Pharmaceuticals		2,753,174

Real Estate - 1.6%
Goldcrest Co., Ltd.	17,850	494,688
Heiwa Real Estate Co., Ltd.	108,500	347,312
Sumitomo Real Estate Sales Co., Ltd.	11,800	486,729
TOC Co., Ltd.	67,700	255,979

Total Real Estate		1,584,708

Retail - 9.9%
Alpen Co., Ltd.	14,700	218,380
AOKI Holdings, Inc.	16,100	159,798
Arcs Co., Ltd.	20,910	274,697
ASKUL Corp.	14,800	268,672
Best Denki Co., Ltd.	73,000	254,847
Chiyoda Co., Ltd.	24,700	318,119
Circle K Sunkus Co., Ltd.	26,900	331,428
Cocokara Fine Holdings, Inc.	10,520	190,975
DCM Japan Holdings Co., Ltd.	61,300	354,255
Don Quijote Co., Ltd.	10,600	256,190
Doutor Nichires Holdings Co., Ltd.	23,900	307,816
EDION Corp.	51,700	561,455
H2O Retailing Corp.(a)	65,000	374,241
Heiwado Co., Ltd.	20,800	239,514
Izumiya Co., Ltd.	49,000	210,538
Komeri Co., Ltd.	13,500	360,358
K’s Holdings Corp.	10,800	323,669
Matsumotokiyoshi Holdings Co., Ltd.	10,600	233,417
Ministop Co., Ltd.	15,600	189,355
Nishimatsuya Chain Co., Ltd.	28,900	253,626
Parco Co., Ltd.	31,300	269,309
Plenus Co., Ltd.	24,300	330,717
Point, Inc.	8,550	477,577
Ryohin Keikaku Co., Ltd.	9,800	355,809
Saizeriya Co., Ltd.	19,800	324,133
Shimachu Co., Ltd.	14,200	277,914
Sundrug Co., Ltd.	10,700	237,344
Tsuruha Holdings, Inc.	9,000	320,962
United Arrows Ltd.(a)	41,800	347,080
Valor Co., Ltd.	25,100	193,855
WATAMI Co., Ltd.	9,720	174,677
Xebio Co., Ltd.	11,600	202,980
Zensho Co., Ltd.(a)	58,800	406,127

Total Retail		9,599,834

Semiconductors - 0.3%
Sanken Electric Co., Ltd.	115,000	322,413

Software - 1.8%
Capcom Co., Ltd.	19,900	327,267
FUJI SOFT, Inc.	13,900	222,770
IT Holdings Corp.	20,400	232,060
Nihon Unisys Ltd.	31,200	222,199
NSD Co., Ltd.	30,800	316,949
Sumisho Computer Systems Corp.	19,700	269,382
Zenrin Co., Ltd.	16,800	193,634

Total Software		1,784,261

Storage/Warehousing - 0.6%
Mitsui-Soko Co., Ltd.	67,000	241,818
Sumitomo Warehouse Co., Ltd. (The)	70,000	315,806

Total Storage/Warehousing		557,624

Telecommunications - 1.0%
Hikari Tsushin, Inc.(a)	24,400	440,324

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   20

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2009

Investments	Shares	Value
Hitachi Kokusai Electric, Inc.(a)	58,000	$501,531

Total Telecommunications		941,855

Textiles - 1.1%
Kurabo Industries Ltd.	143,000	218,121
Nitto Boseki Co., Ltd.	152,000	259,606
Seiren Co., Ltd.	41,400	285,947
Toyobo Co., Ltd.	213,000	334,046

Total Textiles		1,097,720

Toys/Games/Hobbies - 0.3%
Tomy Co., Ltd.	32,600	266,137

Transportation - 2.4%
Fukuyama Transporting Co., Ltd.(a)	84,000	386,186
Iino Kaiun Kaisha Ltd.	48,700	206,110
Kintetsu World Express, Inc.	9,500	245,932
Nippon Konpo Unyu Soko Co., Ltd.	33,000	352,704
Sankyu, Inc.	112,000	572,662
Seino Holdings Corp.	48,000	304,205
Senko Co., Ltd.	63,000	219,260

Total Transportation		2,287,059

TOTAL COMMON STOCKS
(Cost: $111,111,145)		96,863,414

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(b)
(Cost: $5,116)	5,116	5,116

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
MONEY MARKET FUND - 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $4,369,000)(d)	4,369,000	4,369,000

TOTAL INVESTMENTS IN SECURITIES - 104.4%
(Cost: $115,485,261)(e)		101,237,530
Liabilities in Excess of Foreign Currency and Other Assets - (4.4)%		(4,236,125)

NET ASSETS - 100.0%		$97,001,405

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $4,138,914 and the total market value of the collateral held by the Fund was $4,369,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

21   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Australia - 55.6%
AGL Energy Ltd.	63,535	$803,391
Amcor Ltd.	159,979	896,355
AMP Ltd.	309,180	1,882,474
APN News & Media Ltd.	131,890	275,188
Aristocrat Leisure Ltd.	143,430	518,555
ASX Ltd.	23,333	733,200
Australia & New Zealand Banking Group Ltd.	301,738	6,208,902
AXA Asia Pacific Holdings Ltd.	180,665	1,065,876
Bank of Queensland Ltd.	9,309	96,362
Bendigo and Adelaide Bank Ltd.(a)	85,299	754,863
BHP Billiton Ltd.	195,806	7,593,352
BlueScope Steel Ltd.	278,687	779,482
Boral Ltd.	108,391	580,015
Brambles Ltd.	213,003	1,298,806
Coca-Cola Amatil Ltd.	80,830	838,167
Commonwealth Bank of Australia	187,132	9,231,101
Computershare Ltd.	61,857	636,976
Crown Ltd.	118,110	854,027
CSL Ltd.	23,054	673,635
CSR Ltd.	359,287	583,240
David Jones Ltd.	88,596	430,266
Downer EDI Ltd.	79,967	672,436
Fairfax Media Ltd.(a)	581,199	909,500
Foster’s Group Ltd.	209,817	1,037,844
Goodman Fielder Ltd.	403,797	591,943
Harvey Norman Holdings Ltd.(a)	133,400	506,287
Incitec Pivot Ltd.	308,365	984,515
Insurance Australia Group Ltd.	153,703	557,078
Leighton Holdings Ltd.(a)	44,433	1,522,907
Lend Lease Group(b)	103,633	957,188
Macquarie Group Ltd.	33,249	1,447,281
Metcash Ltd.	156,226	628,043
National Australia Bank Ltd.	276,876	6,822,832
OneSteel Ltd.	209,302	630,590
Orica Ltd.	37,465	877,733
Origin Energy Ltd.	68,445	1,035,372
QBE Insurance Group Ltd.	121,092	2,787,945
Rio Tinto Ltd.	29,160	1,963,994
Santos Ltd.	47,848	606,322
Sims Metal Management Ltd.	22,561	450,443
Sonic Healthcare Ltd.	69,810	964,985
Suncorp-Metway Ltd.	242,374	1,894,238
TABCORP Holdings Ltd.	91,589	572,476
Telstra Corp., Ltd.	1,907,188	5,883,238
Toll Holdings Ltd.	89,524	703,687
Wesfarmers Ltd.	137,408	3,864,281
Westpac Banking Corp.	294,799	6,707,726
Woodside Petroleum Ltd.	48,549	2,060,872
Woodside Petroleum Ltd. Placement Shares	408	17,319
Woolworths Ltd.	82,911	2,087,849
WorleyParsons Ltd.	26,079	682,047

Total Australia		87,163,204

Hong Kong - 28.4%
Cheung Kong Holdings Ltd.	128,015	1,655,896
China Merchants Holdings International Co., Ltd.	244,539	796,308
China Mobile Ltd.	1,313,613	12,341,513
China Overseas Land & Investment Ltd.	283,707	600,047
China Resources Enterprise	244,009	892,134
China Unicom (Hong Kong) Ltd.	1,062,477	1,408,588
CLP Holdings Ltd.	227,531	1,539,067
CNOOC Ltd.	3,840,240	6,042,123
Hang Lung Group Ltd.	97,000	483,496
Hang Lung Properties Ltd.	254,000	1,002,366
Hang Seng Bank Ltd.	214,627	3,174,820
Henderson Land Development Co., Ltd.	106,000	798,344
Hong Kong & China Gas Co., Ltd.	354,539	891,600
Hong Kong Exchanges and Clearing Ltd.	86,704	1,558,739
Hongkong Electric Holdings Ltd.	205,025	1,115,811
Hutchison Whampoa Ltd.	286,000	1,969,603
MTR Corp.	170,030	587,668
New World Development Ltd.	281,022	578,422
Shanghai Industrial Holdings Ltd.	133,006	680,120
Sino Land Co.	444,022	864,675
Sinotrans Shipping Ltd.	1,081,000	501,880
Sun Hung Kai Properties Ltd.	138,000	2,069,809
Swire Pacific Ltd. Class A	61,500	745,546
Swire Pacific Ltd. Class B	250,000	548,101
Television Broadcasts Ltd.	103,002	496,144
Wharf Holdings Ltd.	202,017	1,165,876

Total Hong Kong		44,508,696

New Zealand - 1.6%
Contact Energy Ltd.*	168,825	755,500
Fletcher Building Ltd.	130,462	758,496
Telecom Corp. of New Zealand Ltd.	593,305	1,079,296

Total New Zealand		2,593,292

Singapore - 14.4%
CapitaLand Ltd.	274,000	819,687
Cosco Corp. Singapore Ltd.(a)	714,000	605,193
DBS Group Holdings Ltd.	86,000	943,338
Fraser and Neave Ltd.	167,070	499,800
Jardine Cycle & Carriage Ltd.	47,250	908,686
Keppel Corp., Ltd.	204,000	1,195,855
Oversea-Chinese Banking Corp., Ltd.	296,000	1,918,587
Pacific Century Regional Developments Ltd.	2,682,000	343,858
SembCorp Industries Ltd.	228,000	600,876
SembCorp Marine Ltd.	306,800	808,547
SIA Engineering Co., Ltd.	357,000	849,304
Singapore Airlines Ltd.	184,400	1,962,275
Singapore Airport Terminal Services Ltd.	548,172	1,069,833
Singapore Exchange Ltd.	201,000	1,192,585
Singapore Land Ltd.	153,000	715,987
Singapore Press Holdings Ltd.	244,000	637,829
Singapore Technologies Engineering Ltd.	360,000	833,363
Singapore Telecommunications Ltd.	1,294,450	2,867,438
StarHub Ltd.	459,080	703,032
United Overseas Bank Ltd.	146,000	2,048,649
Wilmar International Ltd.	225,000	1,030,485

Total Singapore		22,555,207

TOTAL COMMON STOCKS (Cost: $139,360,058)		156,820,399

RIGHTS - 0.0%
Australia - 0.0%
Woodside Petroleum Ltd., expiring 1/29/10 (Cost: $0)	3,651	16,746

TOTAL LONG-TERM INVESTMENTS (Cost: $139,360,058)		156,837,145

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   22

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

December 31, 2009

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $2,707,000)(d)	2,707,000	$2,707,000

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $142,067,058)(e)		159,544,145
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.7)%		(2,656,646)

NET ASSETS - 100.0%		$156,887,499

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $2,565,146 and the total market value of the collateral held by the Fund was $2,707,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

23   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Australia - 81.8%
Adelaide Brighton Ltd.	284,156	$702,778
Amcor Ltd.	311,504	1,745,342
AMP Ltd.	726,820	4,425,317
APN News & Media Ltd.	547,439	1,142,227
Aristocrat Leisure Ltd.	287,970	1,041,123
Australia & New Zealand Banking Group Ltd.	538,128	11,073,130
Australian Infrastructure Fund(a)	374,057	598,807
Bank of Queensland Ltd.	91,332	945,425
Bendigo and Adelaide Bank Ltd.	187,106	1,655,814
Billabong International Ltd.	99,305	977,944
Boral Ltd.	223,151	1,194,111
Centennial Coal Co., Ltd.	258,070	928,381
Challenger Financial Services Group Ltd.	338,089	1,286,175
Challenger Infrastructure Fund Class A	412,170	693,181
Commonwealth Bank of Australia	269,160	13,277,489
ConnectEast Group(a)	2,546,987	996,425
Consolidated Media Holdings Ltd.	347,904	957,436
Corporate Express Australia Ltd.	139,276	496,021
Crane Group Ltd.	59,977	510,275
Cromwell Group	990,091	650,020
Crown Ltd.	237,407	1,716,637
CSR Ltd.	666,344	1,081,694
David Jones Ltd.	238,154	1,156,593
Envestra Ltd.(a)	1,690,236	775,258
Fairfax Media Ltd.(b)	837,404	1,310,428
FKP Property Group	1,074,363	763,321
Flight Centre Ltd.(b)	70,971	1,175,708
Goodman Fielder Ltd.	814,354	1,193,795
GWA International Ltd.	289,177	829,628
Incitec Pivot Ltd.	624,791	1,994,766
Leighton Holdings Ltd.(b)	92,129	3,157,651
Lend Lease Group(a)	227,459	2,100,885
Monadelphous Group Ltd.	59,166	761,981
National Australia Bank Ltd.	436,778	10,763,168
Perpetual Ltd.	29,286	977,153
Premier Investments Ltd.	95,022	709,302
QBE Insurance Group Ltd.	285,712	6,578,051
Seven Network Ltd.	106,803	663,728
Sigma Pharmaceuticals Ltd.	626,138	557,486
Suncorp-Metway Ltd.	542,884	4,242,830
Telstra Corp., Ltd.	2,954,488	9,113,919
United Group Ltd.	80,736	1,037,596
Wesfarmers Ltd.	350,934	9,869,204
West Australian Newspapers Holdings Ltd.(b)	184,057	1,335,841

Total Australia		109,164,044

New Zealand - 4.7%
Air New Zealand Ltd.	826,550	727,741
Fletcher Building Ltd.	236,598	1,375,563
Sky City Entertainment Group Ltd.	307,254	737,792
Telecom Corp. of New Zealand Ltd.	995,714	1,811,328
Vector Ltd.	562,227	826,391
Warehouse Group Ltd. (The)	236,359	724,064

Total New Zealand		6,202,879

Singapore - 13.5%
First Ship Lease Trust	1,549,000	661,989
Jaya Holdings Ltd.(b)	1,920,000	827,380
K1 Ventures Ltd.	6,689,000	762,306
Lippo-Mapletree Indonesia Retail Trust	1,408,976	506,808
MobileOne Ltd.	718,000	966,573
SIA Engineering Co., Ltd.	618,000	1,470,223
Singapore Airlines Ltd.	405,000	4,309,769
Singapore Airport Terminal Services Ltd.	876,330	1,710,278
Singapore Post Ltd.	1,138,000	818,676
Singapore Technologies Engineering Ltd.	1,025,000	2,372,770
StarHub Ltd.	849,000	1,300,153
Straits Asia Resources Ltd.	631,000	1,173,055
Venture Corp., Ltd.	181,000	1,140,959

Total Singapore		18,020,939

TOTAL COMMON STOCKS
(Cost: $124,105,474)		133,387,862

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
MONEY MARKET FUND - 4.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $5,291,000)(d)	5,291,000	5,291,000

TOTAL INVESTMENTS IN SECURITIES - 104.0%
(Cost: $129,396,474)(e)		138,678,862
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.0)%		(5,278,226)

NET ASSETS - 100.0%		$133,400,636

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $5,012,494 and the total market value of the collateral held by the Fund was $5,291,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

24   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 7.9%
Australia & New Zealand Banking Group Ltd.	62,318	$1,282,326
BHP Billiton Ltd.	49,813	1,931,747
Commonwealth Bank of Australia	35,181	1,735,456
National Australia Bank Ltd.	51,838	1,277,402
QBE Insurance Group Ltd.	39,572	911,081
Telstra Corp., Ltd.	362,520	1,118,291
Wesfarmers Ltd.	31,817	894,779
Westpac Banking Corp.	50,743	1,154,584
Woodside Petroleum Ltd.	14,881	631,688
Woodside Petroleum Ltd. Placement Shares	120	5,094
Woolworths Ltd.	25,069	631,283

Total Australia		11,573,731

Austria - 0.4%
Bank Austria Creditanstalt AG*†(a)	1,715	—
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	13,238	564,288

Total Austria		564,288

Belgium - 0.5%
Belgacom S.A.	20,290	737,092

Denmark - 0.4%
Novo Nordisk A/S Class B	8,288	530,560

Finland - 1.3%
Fortum Oyj	31,799	865,479
Nokia Oyj	75,888	971,212

Total Finland		1,836,691

France - 15.5%
Accor S.A.	7,246	397,654
Air Liquide S.A.	5,973	711,547
AXA S.A.	35,343	838,716
BNP Paribas	8,196	657,339
Bouygues S.A.	11,444	598,072
Carrefour S.A.	15,716	756,728
Cie de Saint-Gobain	14,049	767,369
Credit Agricole S.A.	42,193	748,229
Danone	10,270	631,095
Electricite de France	24,124	1,438,470
France Telecom S.A.	71,994	1,800,403
GDF Suez	40,464	1,758,216
Lafarge S.A.	7,187	596,110
L’Oreal S.A.	6,060	678,177
LVMH Moet Hennessy Louis Vuitton S.A.	6,322	710,945
Sanofi-Aventis S.A.	22,130	1,748,210
Schneider Electric S.A.	6,565	770,296
Societe Generale	7,818	549,066
TOTAL S.A.	48,837	3,153,448
Unibail-Rodamco SE	4,616	1,017,925
Veolia Environnement	15,120	501,660
Vinci S.A.	11,163	632,156
Vivendi S.A.	41,897	1,250,022

Total France		22,711,853

Germany - 10.2%
Allianz SE	11,279	1,410,308
BASF SE	28,541	1,779,651
Bayer AG	11,060	887,991
Daimler AG	9,437	504,084
Deutsche Post AG	40,700	787,447
Deutsche Telekom AG	150,597	2,223,349
E.ON AG	45,113	1,891,936
Muenchener Rueckversicherungs AG	6,492	1,012,195
RWE AG	17,202	1,677,290
SAP AG	13,976	661,718
Siemens AG	12,037	1,108,912
ThyssenKrupp AG	22,657	858,188
Volkswagen AG	1,423	157,207

Total Germany		14,960,276

Hong Kong - 4.9%
China Mobile Ltd.	253,919	2,385,592
CLP Holdings Ltd.	59,110	399,832
CNOOC Ltd.	1,051,529	1,654,446
Hang Seng Bank Ltd.	62,495	924,443
Hutchison Whampoa Ltd.	119,000	819,520
Sun Hung Kai Properties Ltd.	67,442	1,011,536

Total Hong Kong		7,195,369

Italy - 4.9%
Atlantia SpA	19,616	513,628
Enel SpA	320,426	1,860,761
ENI SpA	114,221	2,917,037
Mediobanca SpA*	61,165	729,695
Snam Rete Gas SpA	138,544	689,752
Telecom Italia SpA	302,893	472,818

Total Italy		7,183,691

Japan - 9.1%
Astellas Pharma, Inc.	19,000	706,160
Canon, Inc.	31,000	1,302,003
Honda Motor Co., Ltd.	31,500	1,052,312
JFE Holdings, Inc.	20,300	795,907
Kansai Electric Power Co., Inc. (The)	27,100	611,311
Mitsubishi Corp.	41,700	1,032,478
Mitsubishi UFJ Financial Group, Inc.	160,500	779,269
Mitsui & Co., Ltd.	58,500	823,820
Mizuho Financial Group, Inc.	316,298	563,999
Nippon Telegraph & Telephone Corp.	22,994	901,532
NTT DoCoMo, Inc.	771	1,073,329
Panasonic Corp.	55,500	789,919
Takeda Pharmaceutical Co., Ltd.	24,700	1,016,177
Tokyo Electric Power Co., Inc. (The)	28,600	717,343
Toyota Motor Corp.	28,900	1,204,490

Total Japan		13,370,049

Netherlands - 2.4%
Koninklijke KPN N.V.	56,560	960,809
Koninklijke Philips Electronics N.V.	36,931	1,095,765
Unilever N.V. CVA	45,400	1,481,881

Total Netherlands		3,538,455

Norway - 1.4%
Statoil ASA	83,189	2,085,197

Portugal - 0.5%
Portugal Telecom, SGPS, S.A.	62,708	766,547

Singapore - 1.5%
DBS Group Holdings Ltd.	58,000	636,205
Singapore Airlines Ltd.	84,000	893,878
Singapore Telecommunications Ltd.	317,500	703,319

Total Singapore		2,233,402

Spain - 9.2%
ACS Actividades de Construccion y Servicios, S.A.	12,983	648,418
Banco Bilbao Vizcaya Argentaria S.A.	94,900	1,733,287
Banco Popular Espanol S.A.(b)	54,433	400,641
Banco Santander S.A.	235,091	3,895,776

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   25

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2009

Investments	Shares	U.S. $ Value
Criteria Caixacorp S.A.	164,513	$777,735
Iberdrola S.A.	105,452	1,009,152
Inditex S.A.(b)	14,082	876,657
Repsol YPF S.A.	42,465	1,140,851
Telefonica S.A.	105,856	2,964,635

Total Spain		13,447,152

Sweden - 2.0%
Hennes & Mauritz AB Class B	18,186	1,012,187
Nordea Bank AB	55,287	564,477
Sandvik AB	51,977	628,956
TeliaSonera AB(b)	94,746	688,027

Total Sweden		2,893,647

Switzerland - 6.4%
Holcim Ltd*	9,681	753,877
Nestle S.A.	56,083	2,723,450
Novartis AG	42,593	2,327,937
Roche Holding AG	9,268	1,576,120
SGS S.A.	459	599,864
Swisscom AG	1,206	461,518
Zurich Financial Services AG	4,414	967,130

Total Switzerland		9,409,896

United Kingdom - 21.2%
AstraZeneca PLC	27,895	1,311,070
Aviva PLC	106,409	683,729
BAE Systems PLC	78,747	457,156
BHP Billiton PLC	42,195	1,359,364
BP PLC	493,527	4,781,829
British American Tobacco PLC	42,473	1,383,067
British Sky Broadcasting Group PLC	51,089	463,656
BT Group PLC(b)	454,485	990,798
Centrica PLC	114,636	520,372
Diageo PLC	52,380	916,910
GlaxoSmithKline PLC	93,864	2,000,048
HSBC Holdings PLC	297,334	3,403,299
Imperial Tobacco Group PLC	21,907	693,379
National Grid PLC	60,037	658,295
Reckitt Benckiser Group PLC	9,354	506,934
Rio Tinto PLC	21,517	1,177,913
Royal Dutch Shell PLC Class A	66,658	2,025,834
Royal Dutch Shell PLC Class B	66,996	1,959,833
Scottish & Southern Energy PLC	19,839	371,949
Standard Chartered PLC	35,115	893,110
Tesco PLC	149,992	1,036,678
Unilever PLC	29,581	952,511
Vodafone Group PLC	1,119,401	2,597,612

Total United Kingdom		31,145,346

TOTAL COMMON STOCKS (Cost: $148,454,713)		146,183,242

RIGHTS - 0.0%
Australia - 0.0%
Woodside Petroleum Ltd., expiring 1/29/10 (Cost: $0)	1,080	4,953

WARRANTS - 0.0%
Italy - 0.0%
Mediobanca SpA, expiring 3/18/11(b) (Cost: $2,465)	48,009	7,460

TOTAL LONG-TERM INVESTMENTS (Cost: $148,457,178)		146,195,655

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
MONEY MARKET FUND - 1.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $2,692,000)(d)	2,692,000	2,692,000

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $151,149,178)(e)		148,887,655
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.5)%		(2,287,737)

NET ASSETS - 100.0%		$146,599,918

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $2,544,292 and the total market value of the collateral held by the Fund was $2,692,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   26

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Australia - 4.8%
Foster’s Group Ltd.	258,265	$1,277,489
Orica Ltd.	87,332	2,046,020
Origin Energy Ltd.	60,785	919,499
Telstra Corp., Ltd.	660,768	2,038,318
Wesfarmers Ltd.	67,415	1,895,890

Total Australia		8,177,216

Austria - 2.2%
OMV AG	38,882	1,712,628
Telekom Austria AG	143,064	2,042,346

Total Austria		3,754,974

Belgium - 3.2%
Anheuser-Busch InBev N.V.	29,811	1,556,662
Belgacom S.A.	72,346	2,628,174
Solvay S.A.	11,459	1,242,102

Total Belgium		5,426,938

Finland - 2.7%
Fortum Oyj	64,161	1,746,282
Nokia Oyj	91,791	1,174,738
UPM-Kymmene Oyj	139,636	1,666,850

Total Finland		4,587,870

France - 15.7%
Accor S.A.	37,930	2,081,566
Cap Gemini S.A.	22,395	1,027,235
Cie de Saint-Gobain	35,662	1,947,891
France Telecom S.A.	122,853	3,072,268
Lafarge S.A.	23,263	1,929,499
Lagardere SCA	40,471	1,649,647
PPR	18,171	2,196,206
Sanofi-Aventis S.A.	19,397	1,532,310
Schneider Electric S.A.	16,988	1,993,266
Technip S.A.	17,912	1,269,542
TOTAL S.A.	23,076	1,490,038
Vallourec S.A.	17,380	3,168,111
Veolia Environnement	47,021	1,560,090
Vivendi S.A.	54,009	1,611,391

Total France		26,529,060

Germany - 11.1%
BASF SE	46,061	2,872,096
Bayer AG	17,474	1,402,962
Deutsche Post AG	202,412	3,916,185
Deutsche Telekom AG	174,428	2,575,180
E.ON AG	36,727	1,540,246
Metro AG	20,755	1,267,659
RWE AG	18,475	1,801,415
SAP AG	13,623	645,004
ThyssenKrupp AG	72,401	2,742,360

Total Germany		18,763,107

Hong Kong - 0.8%
CNOOC Ltd.	804,000	1,264,991

Italy - 10.7%
Enel SpA	536,284	3,114,280
ENI SpA	83,804	2,140,231
Mediaset SpA	402,149	3,308,997
Parmalat SpA	1,233,023	3,455,011
Telecom Italia SpA RSP	3,698,745	4,102,134
Terna Rete Elettrica Nazionale SpA	440,389	1,895,543

Total Italy		18,016,196

Japan - 4.8%
Astellas Pharma, Inc.	21,700	806,509
Canon, Inc.	24,400	1,024,803
Daiichi Sankyo Co., Ltd.	58,700	1,228,920
Eisai Co., Ltd.	36,800	1,351,909
Fujitsu Ltd.	82,000	524,969
Konica Minolta Holdings, Inc.	55,500	567,549
Ricoh Co., Ltd.	50,000	705,731
Takeda Pharmaceutical Co., Ltd.	26,600	1,094,345
TDK Corp.	13,400	813,255

Total Japan		8,117,990

Netherlands - 7.9%
Akzo Nobel N.V.	36,589	2,435,816
Koninklijke DSM N.V.	36,613	1,810,200
Reed Elsevier N.V.	118,084	1,457,189
STMicroelectronics N.V.	165,418	1,524,866
TNT N.V.	79,303	2,446,268
Unilever N.V. CVA	54,952	1,793,663
Wolters Kluwer N.V.	81,264	1,783,880

Total Netherlands		13,251,882

Norway - 1.7%
Orkla ASA	171,781	1,690,512
Statoil ASA	48,009	1,203,383

Total Norway		2,893,895

Portugal - 2.6%
Portugal Telecom, SGPS, S.A.	354,431	4,332,586

Singapore - 1.7%
Singapore Airlines Ltd.	263,000	2,798,689
Singapore Airport Terminal Services Ltd.	380	742

Total Singapore		2,799,431

Spain - 2.0%
ACS Actividades de Construccion y Servicios, S.A.	26,194	1,308,223
Repsol YPF S.A.	78,213	2,101,245

Total Spain		3,409,468

Sweden - 4.2%
Sandvik AB	295,437	3,574,986
SKF AB Class B	134,786	2,333,238
Svenska Cellulosa AB Class B	89,601	1,197,800

Total Sweden		7,106,024

Switzerland - 2.4%
Holcim Ltd.*	24,443	1,903,421
Novartis AG	23,102	1,262,649
Roche Holding AG	5,131	872,580

Total Switzerland		4,038,650

United Kingdom - 21.1%
AstraZeneca PLC	35,928	1,688,622
BP PLC	237,081	2,297,100
British American Tobacco PLC	47,207	1,537,222
BT Group PLC(a)	3,082,380	6,719,730
Cadbury PLC	164,492	2,118,397
Diageo PLC	85,964	1,504,797
GlaxoSmithKline PLC	90,668	1,931,947
Home Retail Group PLC	416,457	1,899,855
J. Sainsbury PLC	208,542	1,089,431
Marks & Spencer Group PLC	365,048	2,369,779
National Grid PLC	192,729	2,113,240
Royal Dutch Shell PLC Class B	70,983	2,076,465
Sage Group PLC (The)	334,488	1,188,325
Severn Trent PLC	109,612	1,922,294

See Notes to Schedule of Investments.

27   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2009

Investments	Shares	U.S. $ Value
United Utilities Group PLC	387,025	$3,098,060
Vodafone Group PLC	879,176	2,040,161

Total United Kingdom		35,595,425

TOTAL COMMON STOCKS
(Cost: $153,595,848)		168,065,703

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
MONEY MARKET FUND - 3.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b)
(Cost: $6,264,000)(c)	6,264,000	6,264,000

TOTAL INVESTMENTS IN SECURITIES - 103.3%
(Cost: $159,859,848)(d)		174,329,703
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.3)%		(5,578,066)

NET ASSETS - 100.0%		$168,751,637

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Interest rate shown reflects yield as of December 31, 2009.
(c)	At December 31, 2009, the total market value of the Fund’s securities on loan was $5,859,644 and the total market value of the collateral held by the Fund was $6,264,000.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   28

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Australia - 10.2%
AGL Energy Ltd.	22,448	$283,852
Amcor Ltd.	102,561	574,644
Aristocrat Leisure Ltd.	90,765	328,151
ASX Ltd.	15,851	498,091
AXA Asia Pacific Holdings Ltd.	132,055	779,090
Billabong International Ltd.	25,549	251,604
BlueScope Steel Ltd.	168,471	471,210
Boral Ltd.	61,244	327,725
Brambles Ltd.	135,623	826,974
Coca-Cola Amatil Ltd.	61,363	636,304
Computershare Ltd.	28,365	292,090
Crown Ltd.	78,170	565,230
CSR Ltd.	219,474	356,278
Fairfax Media Ltd.	252,563	395,228
Felix Resources Ltd. In Specie*† ††	16,737	1,531
Harvey Norman Holdings Ltd.(a)	97,792	371,146
Incitec Pivot Ltd.	198,214	632,836
Insurance Australia Group Ltd.	108,802	394,340
Leighton Holdings Ltd.(a)	30,328	1,039,469
Lend Lease Group(b)	59,805	552,378
Metcash Ltd.	54,550	219,296
OneSteel Ltd.	127,986	385,599
Orica Ltd.	27,034	633,354
Sims Metal Management Ltd.	13,472	268,976
Sonic Healthcare Ltd.	64,280	888,543
Suncorp-Metway Ltd.	182,020	1,422,551
TABCORP Holdings Ltd.	43,866	274,184
Tatts Group Ltd.	107,031	234,870
Toll Holdings Ltd.	49,320	387,671
WorleyParsons Ltd.	16,407	429,094

Total Australia		14,722,309

Austria - 2.8%
EVN AG*	12,208	230,328
Oesterreichische Post AG	11,861	323,674
Raiffeisen International Bank Holding AG(a)	11,115	629,916
Strabag SE	10,939	324,880
Telekom Austria AG	57,587	822,098
Vienna Insurance Group	9,246	477,565
voestalpine AG	34,455	1,270,461

Total Austria		4,078,922

Belgium - 1.4%
Cofinimmo	2,123	300,363
Mobistar S.A.	6,984	479,922
Sofina S.A.	2,316	225,956
UCB S.A.	14,359	601,977
Umicore	12,027	403,784

Total Belgium		2,012,002

Denmark - 0.5%
D/S Norden	7,607	307,287
H. Lundbeck A/S	11,438	208,966
TrygVesta A/S	3,167	209,301

Total Denmark		725,554

Finland - 3.3%
Elisa Oyj	16,864	386,162
Kesko Oyj Class B	7,915	262,097
Metso Oyj	15,284	540,104
Neste Oil Oyj	36,246	645,889
Nokian Renkaat Oyj	8,901	217,102
Outokumpu Oyj	16,489	313,699
Rautaruukki Oyj	24,422	565,537
Sanoma Oyj	25,269	571,374
UPM-Kymmene Oyj	61,426	733,249
Wartsila Oyj	11,953	481,388

Total Finland		4,716,601

France - 11.5%
Aeroports de Paris	5,142	415,573
Bureau Veritas S.A.	5,179	270,510
Cap Gemini S.A.	12,537	575,059
Casino Guichard Perrachon S.A.	9,368	840,449
Ciments Francais S.A.	3,262	346,331
Eiffage S.A.	4,950	280,174
Eramet(a)	1,371	434,224
Etablissements Maurel et Prom	22,925	416,901
Euler Hermes S.A.	3,359	252,002
Fonciere Des Regions(a)	6,949	711,664
Gecina S.A.	14,500	1,584,006
ICADE	4,434	424,642
Imerys S.A.	7,135	430,105
Klepierre	20,739	844,752
Lagardere SCA	13,386	545,630
Legrand S.A.	22,089	617,205
M6-Metropole Television	15,874	409,270
Neopost S.A.	5,970	493,970
Nexity	8,190	299,170
PagesJaunes Groupe	63,779	713,753
Publicis Groupe S.A.	10,092	412,665
Remy Cointreau S.A.	6,442	329,085
Sa des Ciments Vicat	3,454	291,391
Safran S.A.	38,643	759,015
SCOR SE	16,919	424,804
Societe BIC S.A.	4,048	280,520
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,504	305,372
Societe Television Francaise 1	24,352	450,364
Technip S.A.	7,677	544,120
Vallourec S.A.	7,216	1,315,367
Wendel	8,638	530,436

Total France		16,548,529

Germany - 4.4%
Adidas AG	7,234	392,014
Bilfinger Berger AG	5,133	397,097
Celesio AG	21,277	540,331
Deutsche Lufthansa AG	60,551	1,020,787
Fielmann AG*	3,540	260,858
Fraport AG Frankfurt Airport Services Worldwide	6,563	341,622
Gea Group AG	15,416	344,158
Hamburger Hafen Und Logistik AG	4,761	184,364
Henkel AG & Co. KGaA	12,897	576,398
Hochtief AG	5,753	442,008
Salzgitter AG	2,663	261,491
Suedzucker AG	12,202	254,549
Symrise AG	13,510	290,364
Tognum AG	19,089	317,700
Wacker Chemie AG	2,170	380,209
Wincor Nixdorf AG*	4,543	310,586

Total Germany		6,314,536

Hong Kong - 2.9%
Beijing Enterprises Holdings Ltd.	39,000	282,917
China Resources Enterprise	206,162	753,760
Guangdong Investment Ltd.	460,808	269,209
Hang Lung Group Ltd.	61,000	304,054
Hopewell Holdings Ltd.	74,162	240,064
Hysan Development Co., Ltd.	96,000	272,993

See Notes to Schedule of Investments.

29   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2009

Investments	Shares	U.S. $ Value
New World Development Ltd.	198,482	$408,531
Shanghai Industrial Holdings Ltd.	109,000	557,367
Sinotrans Shipping Ltd.	747,000	346,812
Swire Pacific Ltd. Class B	175,000	383,671
Television Broadcasts Ltd.	62,074	299,000

Total Hong Kong		4,118,378

Italy - 5.8%
A2A SpA	366,424	770,715
Banca Carige SpA	152,769	408,561
Buzzi Unicem SpA	12,701	205,553
Credito Emiliano SpA*	65,754	508,495
Edison SpA	447,493	681,847
ERG SpA	14,063	195,312
Fondiaria-Sai SpA	14,825	236,311
Geox SpA(a)	29,397	203,400
Hera SpA	103,067	239,410
Iride SpA	124,352	237,290
Lottomatica SpA	12,624	254,115
Mediaset SpA	164,427	1,352,952
Mediolanum SpA	51,314	321,179
Parmalat SpA	196,526	550,679
Prysmian SpA	17,473	305,596
Saras SpA(a)	151,658	475,981
Societa Cattolica di Assicurazioni S.c.r.l.*	7,789	265,189
Telecom Italia SpA RSP	967,807	1,073,357

Total Italy		8,285,942

Japan - 17.2%
ACOM Co., Ltd.(a)	22,130	335,890
Aisin Seiki Co., Ltd.	19,200	546,538
Ajinomoto Co., Inc.	55,000	516,945
Asahi Breweries Ltd.	29,400	540,661
Asahi Kasei Corp.	102,000	508,384
Bank of Yokohama Ltd. (The)	102,000	462,366
Chiba Bank Ltd. (The)	72,000	428,466
Chuo Mitsui Trust Holdings, Inc.	98,000	327,386
Daito Trust Construction Co., Ltd.	10,400	491,541
Daiwa House Industry Co., Ltd.	49,000	523,186
Dentsu, Inc.	19,200	440,324
Electric Power Development Co., Ltd.	10,600	300,596
Hitachi Construction Machinery Co., Ltd.	22,900	594,054
Hokkaido Electric Power Co., Inc.	17,500	317,498
Hokuriku Electric Power Co.	13,000	282,776
JS Group Corp.	34,300	589,137
JSR Corp.	24,000	484,666
Konica Minolta Holdings, Inc.	51,500	526,645
Kuraray Co., Ltd.	34,500	402,830
Kyowa Hakko Kirin Co., Ltd.	44,000	465,546
Lawson, Inc.	13,200	581,342
Makita Corp.	13,300	452,881
Marui Group Co., Ltd.	51,400	315,263
Mitsubishi Chemical Holdings Corp.	114,500	484,591
Mitsubishi Tanabe Pharma Corp.	44,000	548,730
Nikon Corp.	15,000	294,538
Nippon Express Co., Ltd.	117,000	478,833
Nippon Mining Holdings, Inc.	67,500	287,851
Nippon Paper Group, Inc.	14,200	363,027
Nippon Yusen K.K.	120,000	367,367
Nitto Denko Corp.	16,300	581,299
Nomura Research Institute Ltd.	17,300	340,258
OJI Paper Co., Ltd.	100,000	417,853
Oracle Corp.	15,668	649,643
Osaka Gas Co., Ltd.	100,000	337,290
Panasonic Electric Works Co., Ltd.	67,000	807,498
Sankyo Co., Ltd.	6,800	338,923
Sekisui Chemical Co., Ltd.	46,000	284,612
Sekisui House Ltd.	42,000	378,517
Shikoku Electric Power Co., Inc.	10,600	273,269
Shionogi & Co., Ltd.	18,000	388,635
Shiseido Co., Ltd.	33,600	642,801
Shizuoka Bank Ltd. (The)	50,000	432,354
Showa Shell Sekiyu K.K.(a)	41,900	340,259
Sompo Japan Insurance, Inc.	80,000	509,587
Stanley Electric Co., Ltd.	9,700	194,427
Sumitomo Chemical Co., Ltd.	103,000	448,091
Sumitomo Realty & Development Co., Ltd.	16,000	298,878
Sumitomo Rubber Industries, Inc.(a)	18,000	155,067
TDK Corp.	13,300	807,186
TonenGeneral Sekiyu K.K.(a)	58,104	483,706
Toppan Printing Co., Ltd.	49,000	395,284
Toray Industries, Inc.	76,000	410,634
Toyota Tsusho Corp.	27,900	409,682
Trend Micro, Inc.*	11,000	417,101
Yamaha Corp.	21,900	262,532
Yamato Holdings Co., Ltd.	42,000	581,084

Total Japan		24,846,328

Netherlands - 3.2%
Corio N.V.	9,052	619,367
Fugro N.V. CVA	8,158	471,230
Koninklijke Boskalis Westminster N.V.	16,066	623,521
Koninklijke DSM N.V.	17,069	843,916
SBM Offshore N.V.	17,329	342,485
STMicroelectronics N.V.	76,051	701,058
Wereldhave N.V.	3,398	325,181
Wolters Kluwer N.V.	29,198	640,944

Total Netherlands		4,567,702

New Zealand - 0.9%
Contact Energy Ltd.*	44,030	197,036
Fletcher Building Ltd.	74,995	436,015
Telecom Corp. of New Zealand Ltd.	339,865	618,257

Total New Zealand		1,251,308

Norway - 0.5%
Fred Olsen Energy ASA	19,626	754,219

Portugal - 2.0%
Banco BPI S.A. Registered Shares	82,658	251,418
Banco Comercial Portugues S.A. Class R	222,048	269,203
Banco Espirito Santo S.A.	92,066	603,659
Brisa Auto-Estradas de Portugal S.A.	67,419	694,517
Cimpor Cimentos de Portugal SGPS S.A.	57,829	533,415
Jeronimo Martins, SGPS, S.A.	32,474	325,445
Sonae(a)	210,860	263,202

Total Portugal		2,940,859

Singapore - 3.5%
Cosco Corp. Singapore Ltd.	389,000	329,720
Fraser and Neave Ltd.	118,402	354,207
Jardine Cycle & Carriage Ltd.	26,904	517,403
SembCorp Industries Ltd.	171,000	450,657
SembCorp Marine Ltd.	208,360	549,116
SIA Engineering Co., Ltd.	185,536	441,391
Singapore Exchange Ltd.	127,000	753,524
Singapore Press Holdings Ltd.	167,148	436,934
Singapore Technologies Engineering Ltd.	356,000	824,103
StarHub Ltd.	255,594	391,415

Total Singapore		5,048,470

Spain - 5.3%
Acerinox S.A.	19,192	400,094
Antena 3 de Television S.A.(a)	38,066	424,906

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   30

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2009

Investments	Shares	U.S. $ Value
Banco Pastor S.A.(a)	73,618	$516,498
Bankinter, S.A.	34,817	357,169
Bolsas y Mercados Espanoles	16,017	517,058
Enagas	20,581	455,478
Ferrovial S.A.	98,632	1,163,938
Fomento de Construcciones y Contratas S.A.(a)	16,531	698,490
Gestevision Telecinco S.A.(a)	55,540	810,406
Grupo Catalana Occidente S.A.	11,602	261,508
Indra Sistemas S.A.	18,000	425,087
Red Electrica Corp. S.A.	8,604	479,217
Sociedad General de Aguas de Barcelona S.A. Class A	10,714	306,055
Tecnicas Reunidas, S.A.	5,727	329,740
Zardoya Otis, S.A.	26,447	516,429

Total Spain		7,662,073

Sweden - 5.1%
AB Volvo Class A	64,023	546,967
Alfa Laval AB	29,369	407,211
Assa Abloy AB Class B	25,163	485,632
Atlas Copco AB Class B	37,636	492,582
Hakon Invest AB	23,897	374,013
Ratos AB Class B	16,613	430,443
Scania AB Class B	43,471	561,949
Securitas AB Class B	40,213	394,521
Skanska AB Class B	51,441	876,070
SKF AB Class B	31,016	536,908
SSAB AB Class A	22,173	379,172
Svenska Cellulosa AB Class B	46,290	618,812
Swedish Match AB	22,194	487,702
Tele2 AB Class B	50,756	783,366

Total Sweden		7,375,348

Switzerland - 2.7%
Baloise Holding AG	4,812	400,554
BKW FMB Energie AG	2,940	228,943
Ems-Chemie Holding AG	3,752	449,333
Geberit AG	3,669	651,281
Partners Group Holding AG	2,943	371,807
Schindler Holding AG	5,260	398,666
Schindler Holding AG Participating Shares	4,505	347,108
Sulzer AG	3,721	291,921
Swatch Group AG (The)	6,259	299,100
Swatch Group AG (The) Class B	1,739	440,575

Total Switzerland		3,879,288

United Kingdom - 16.4%
Admiral Group PLC	25,590	491,342
Amlin PLC	39,449	228,507
Ashmore Group PLC	83,223	365,548
Balfour Beatty PLC	40,110	167,435
British Land Co. PLC	63,746	494,113
Bunzl PLC	27,831	303,364
Burberry Group PLC	29,435	284,723
Cable & Wireless PLC	240,635	549,465
Capita Group PLC (The)	21,090	255,769
Carillion PLC	51,033	250,363
Close Brothers Group PLC	18,309	204,007
Cobham PLC	65,593	266,396
Daily Mail & General Trust N.V. Class A	37,874	255,774
Drax Group PLC	64,507	432,093
Firstgroup PLC	40,938	281,623
G4S PLC	81,957	344,899
Hammerson PLC	39,395	269,736
Hays PLC	197,082	331,306
Home Retail Group PLC	93,647	427,213
ICAP PLC	48,479	336,631
IMI PLC	46,167	386,556
Inmarsat PLC	32,731	365,761
Intercontinental Hotels Group PLC	22,497	324,420
International Power PLC	120,101	599,484
Investec PLC	51,901	356,286
Johnson Matthey PLC	12,808	316,656
Kingfisher PLC	116,397	430,437
Ladbrokes PLC	80,122	177,904
Land Securities Group PLC	94,945	1,050,254
Legal & General Group PLC	652,312	849,029
London Stock Exchange Group PLC	19,920	230,965
Man Group PLC	247,169	1,231,349
Marks & Spencer Group PLC	161,200	1,046,461
Meggitt PLC	72,702	305,247
Next PLC	13,198	443,945
Northumbrian Water Group PLC	47,305	206,483
Pennon Group PLC	23,137	200,825
Provident Financial PLC	21,571	323,259
RSA Insurance Group PLC	328,618	639,986
Sage Group PLC (The)	121,962	433,290
Schroders PLC	17,129	367,888
Segro PLC	198,870	1,106,666
Severn Trent PLC	21,890	383,891
Smith & Nephew PLC	90,151	930,986
Smiths Group PLC	33,939	555,736
Standard Life PLC	226,797	792,916
Tate & Lyle PLC	68,794	480,695
Thomas Cook Group PLC	68,237	253,553
Tomkins PLC	100,307	312,947
TUI Travel PLC	74,173	305,434
United Utilities Group PLC	102,375	819,492
Vedanta Resources PLC(a)	11,379	479,781
Whitbread PLC	14,513	330,686

Total United Kingdom		23,579,575

TOTAL COMMON STOCKS (Cost: $155,184,177)		143,427,943

WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, expiring 12/31/10* (Cost: $0)	6,949	5,872

TOTAL LONG-TERM INVESTMENTS (Cost: $155,184,177)		143,433,815

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(c) (Cost: $320,092)	320,092	320,092

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
MONEY MARKET FUND - 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $6,474,000)(e)	6,474,000	6,474,000

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $161,978,269)(f)		150,227,907
Liabilities in Excess of Foreign Currency and Other Assets - (4.3)%		(6,176,683)

NET ASSETS - 100.0%		$144,051,224

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

See Notes to Schedule of Investments.

31   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2009

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
††	Restricted security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $6,135,544 and the total market value of the collateral held by the Fund was $6,474,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds    32

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 15.6%
Adelaide Brighton Ltd.	540,289	$1,336,250
Ansell Ltd.	83,665	822,418
APN News & Media Ltd.	1,178,242	2,458,393
Ausenco Ltd.	146,084	599,096
Austbrokers Holdings Ltd.	84,362	405,910
Austereo Group Ltd.	273,947	422,532
Australian Infrastructure Fund(a)(b)	640,554	1,025,427
Bank of Queensland Ltd.	178,296	1,845,635
Bendigo and Adelaide Bank Ltd.(a)	463,045	4,097,765
Bradken Ltd.	193,407	1,186,275
Cabcharge Australia Ltd.	124,807	674,594
Campbell Brothers Ltd.	43,726	1,182,109
Centennial Coal Co., Ltd.	584,894	2,104,098
Challenger Financial Services Group Ltd.	590,825	2,247,647
ConnectEast Group(b)	4,578,027	1,791,003
Consolidated Media Holdings Ltd.	708,003	1,948,432
Corporate Express Australia Ltd.	216,827	772,213
Crane Group Ltd.	85,572	728,034
David Jones Ltd.(a)	539,067	2,617,974
Downer EDI Ltd.	216,780	1,822,886
Emeco Holdings Ltd.	1,645,786	1,169,309
Envestra Ltd.(b)	2,049,477	940,031
FKP Property Group	1,225,665	870,819
Flight Centre Ltd.(a)	124,789	2,067,258
Gloucester Coal Ltd.	160,395	1,312,686
Goodman Fielder Ltd.	1,974,795	2,894,932
GUD Holdings Ltd.	146,434	1,185,259
Gunns Ltd.	884,743	747,952
GWA International Ltd.(a)	443,404	1,272,094
Hastie Group Ltd.	527,124	898,361
Hastings Diversified Utilities Fund(b)	794,877	786,360
Healthscope Ltd.	261,048	1,190,302
Hills Industries Ltd.	349,921	641,991
Invocare Ltd.	141,366	783,167
Iress Market Technology Ltd.	124,257	959,937
JB Hi-Fi Ltd.	50,089	1,018,075
Macmahon Holdings Ltd.	1,848,304	1,022,298
Monadelphous Group Ltd.	95,106	1,224,841
Peet Ltd.	151,026	282,516
Perpetual Ltd.(a)	31,898	1,064,305
Premier Investments Ltd.	170,253	1,270,872
Seek Ltd.	129,736	805,079
Seven Network Ltd.	218,089	1,355,316
Sigma Pharmaceuticals Ltd.	1,265,503	1,126,749
Spotless Group Ltd.	352,339	934,785
Sunland Group Ltd.	873,566	648,154
Ten Network Holdings Ltd.*	690,917	1,012,843
Tower Australia Group Ltd.	188,614	485,142
Transfield Services Ltd.	207,239	792,117
United Group Ltd.	156,275	2,008,401
West Australian Newspapers Holdings Ltd.(a)	378,610	2,747,859
Wotif.com Holdings Ltd.	265,193	1,657,584

Total Australia		67,266,085

Austria - 0.8%
Flughafen Wien AG	22,769	1,136,840
Schoeller-Bleckmann Oilfield Equipment AG	26,999	1,301,169
Semperit AG Holding	26,526	1,026,428

Total Austria		3,464,437

Belgium - 1.9%
Compagnie d’Entreprises CFE	12,375	630,303
Compagnie Maritime Belge S.A.	51,681	1,542,305
Euronav N.V.	160,544	3,524,207
EVS Broadcast Equipment S.A.	16,163	1,038,905
Omega Pharma S.A.	14,601	736,349
Tessenderlo Chemie N.V.	26,443	874,496

Total Belgium		8,346,565

Denmark - 0.6%
A/S Dampskibsselskabet Torm(a)	177,540	1,745,874
Auriga Industries Class B	37,868	788,575

Total Denmark		2,534,449

Finland - 4.2%
Cargotec Corp. Class B	53,657	1,486,567
Citycon Oyj	268,169	1,131,180
F-Secure Oyj	187,369	736,587
Huhtamaki Oyj	85,990	1,196,729
Kemira Oyj(a)	70,965	1,057,878
Lassila & Tikanoja Oyj	42,137	966,692
Orion Oyj Class B	115,821	2,500,920
Outotec Oyj	39,331	1,396,081
Poyry Oyj	38,716	620,468
Stockmann Oyj Abp Class B(a)	30,180	822,714
Tieto Oyj	77,320	1,608,555
Uponor Oyj	82,276	1,770,681
YIT Oyj	132,242	2,741,658

Total Finland		18,036,710

France - 2.4%
Beneteau S.A.	76,377	1,174,717
Canal Plus	61,779	503,460
Derichebourg S.A.	155,685	694,677
Groupe Steria SCA	31,936	985,591
Havas S.A.	210,751	843,928
Ingenico	18,772	456,786
IPSOS	17,019	516,685
Rallye S.A.	61,959	2,177,943
Rubis	14,049	1,243,674
Saft Groupe S.A.	14,056	680,832
Sechilienne-Sidec	22,950	933,494

Total France		10,211,787

Germany - 3.2%
Alstria Office REIT-AG	95,249	1,024,938
Aurubis AG	50,236	2,178,138
Bauer AG	15,230	639,148
Bechtle AG	29,341	791,002
Carl Zeiss Meditec AG	35,330	631,593
Comdirect Bank AG	100,409	952,248
CTS Eventim AG	12,262	600,621
Gerresheimer AG	17,724	597,593
Gerry Weber International AG	14,854	481,006
Gildemeister AG	59,654	969,718
H&R WASAG AG	20,796	446,959
Indus Holding AG	42,693	735,045
Kontron AG	30,711	351,179
Krones AG	15,984	814,123
MLP AG	53,382	617,314
Pfeiffer Vacuum Technology AG*	13,007	1,091,714
Sixt AG*	22,840	718,967

Total Germany		13,641,306

Hong Kong - 2.7%
China Pharmaceutical Group Ltd.	876,000	486,914
China Travel International Investment Hong Kong Ltd.	3,418,000	1,022,660
Citic 1616 Holdings Ltd.	2,994,000	1,015,498

See Notes to Schedule of Investments.

33   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2009

Investments	Shares	U.S. $ Value
Dah Chong Hong Holdings Ltd.	3,210,000	$1,366,125
Hongkong & Shanghai Hotels (The)	751,000	1,100,246
Kowloon Development Co., Ltd.	1,222,000	1,419,931
RREEF China Commercial Trust	758,349	316,873
Shenzhen Investment Ltd.	1,106,000	470,696
Shougang Concord International Enterprises Co., Ltd.	6,004,000	1,502,152
Silver Grant International	4,784,000	1,795,377
Sun Hung Kai & Co., Ltd.	244,189	185,802
Vitasoy International Holdings Ltd.	1,356,364	951,583

Total Hong Kong		11,633,857

Ireland - 0.9%
C&C Group PLC	218,639	941,076
FBD Holdings PLC	10,518	104,126
FBD Holdings PLC Redemption Shares*†	14,316	—
Fyffes PLC	78,129	50,151
Glanbia PLC	139,343	577,775
Greencore Group PLC	412,888	821,942
Paddy Power PLC	24,255	861,296
United Drug PLC	154,554	472,320

Total Ireland		3,828,686

Italy - 3.5%
Autostrada Torino-Milano SpA	56,073	830,251
Azimut Holding SpA	61,658	829,790
Banca Popolare dell’Etruria e del Lazio	81,634	462,348
Banca Profilo SpA*	427,678	403,756
Biesse SpA*	67,246	513,762
Brembo SpA	63,641	476,632
Buzzi Unicem SpA RSP	64,912	673,813
Cairo Communication SpA	118,379	526,517
Cementir Holding SpA	108,591	526,607
Enia SpA	74,376	564,501
Fiat SpA RSP	92,692	837,170
Fondiaria-Sai SpA RSP	97,373	1,098,786
Immobiliare Grande Distribuzione	236,304	528,559
Impregilo SpA	235,615	841,740
Industria Macchine Automatiche SpA	33,967	626,721
Italcementi SpA RSP	99,688	728,009
Maire Tecnimont SpA	271,184	961,030
MARR SpA	154,260	1,316,880
Piaggio & C. SpA	256,416	735,785
Recordati SpA	189,522	1,413,966

Total Italy		14,896,623

Japan - 25.6%
ADEKA Corp.	100,500	880,907
Aica Kogyo Co., Ltd.	95,100	964,331
Amano Corp.	120,800	1,034,187
Avex Group Holdings, Inc.	99,400	789,050
Canon Electronics, Inc.	46,400	992,844
Capcom Co., Ltd.	38,600	634,799
Central Glass Co., Ltd.	252,000	958,247
Century Tokyo Leasing Corp.	57,510	609,725
Circle K Sunkus Co., Ltd.	76,700	945,001
Daifuku Co., Ltd.	124,000	787,196
Daishi Bank Ltd. (The)	191,000	636,017
DCM Japan Holdings Co., Ltd.	131,300	758,788
Denki Kagaku Kogyo K.K.	361,000	1,609,270
DIC Corp.	695,000	1,179,548
DOWA Holdings Co., Ltd.	191,000	1,054,557
Duskin Co., Ltd.	51,200	909,110
Ezaki Glico Co., Ltd.	81,000	903,142
Fancl Corp.	78,000	1,408,432
Fukuyama Transporting Co., Ltd.(a)	261,000	1,199,936
Fuyo General Lease Co., Ltd.	31,600	662,923
Goldcrest Co., Ltd.	53,750	1,489,607
Gunze Ltd.	197,000	721,596
H2O Retailing Corp.(a)	151,000	869,391
Hanwa Co., Ltd.	219,000	792,771
Heiwa Corp.	138,000	1,408,239
Heiwa Real Estate Co., Ltd.	182,000	582,588
Hikari Tsushin, Inc.(a)	42,700	770,568
Hitachi Cable Ltd.	309,000	929,373
Hitachi Capital Corp.	75,200	910,365
Hitachi Koki Co., Ltd.	126,400	1,441,933
Hitachi Kokusai Electric, Inc.	144,000	1,245,180
Hitachi Software Engineering Co., Ltd.	400	11,279
Hitachi Transport System Ltd.	90,000	1,148,504
Hokkoku Bank Ltd. (The)	189,000	674,021
Hokuetsu Kishu Paper Co., Ltd.(a)	221,500	1,101,611
Hyakugo Bank Ltd. (The)	163,000	717,869
Hyakujushi Bank Ltd. (The)	155,000	539,449
IBJ Leasing Co., Ltd.	47,700	861,823
Inaba Denki Sangyo Co., Ltd.	21,200	483,914
IT Holdings Corp.	42,800	486,870
Ito En Ltd.	85,300	1,280,027
Izumi Co., Ltd.	50,200	607,717
Japan Securities Finance Co., Ltd.	94,400	724,009
JFE Shoji Holdings, Inc.	207,000	738,214
Juroku Bank Ltd. (The)	216,000	786,551
Kaken Pharmaceutical Co., Ltd.	161,000	1,366,239
Kandenko Co., Ltd.	136,000	854,611
Keiyo Bank Ltd. (The)	136,000	601,880
Kiyo Holdings, Inc.	623,000	749,514
Kokuyo Co., Ltd.	78,300	624,079
Komeri Co., Ltd.	33,900	904,898
Komori Corp.	70,600	776,566
Kose Corp.	34,900	703,661
KUREHA Corp.	158,000	777,313
Kyowa Exeo Corp.	85,000	717,654
Lion Corp.(a)	174,000	846,683
Meitec Corp.	38,400	517,665
Miraca Holdings, Inc.	48,700	1,331,344
Miura Co., Ltd.	44,200	1,113,368
Mochida Pharmaceutical Co., Ltd.	93,000	831,151
Moshi Moshi Hotline, Inc.	31,100	557,224
Musashino Bank Ltd. (The)	23,400	552,983
Nagase & Co., Ltd.	77,000	880,874
NHK Spring Co., Ltd.	178,000	1,646,254
Nichirei Corp.	256,000	885,461
Nidec Sankyo Corp.(a)	152,000	1,278,436
Nifco, Inc.	68,500	1,357,565
Nippon Kayaku Co., Ltd.	179,000	1,609,356
Nippon Paint Co., Ltd.	197,000	1,187,142
Nippon Shokubai Co., Ltd.	137,000	1,175,820
Nippon Suisan Kaisha Ltd.(a)	393,000	1,106,031
Nissin Kogyo Co., Ltd.	74,700	1,157,872
NOF Corp.(a)	241,000	1,007,025
NS Solutions Corp.	47,900	754,298
Ogaki Kyoritsu Bank Ltd. (The)	139,000	437,478
Okasan Securities Group, Inc.	6,000	28,938
Okinawa Electric Power Co., Inc. (The)	21,100	1,121,918
Okumura Corp.(a)	239,000	800,988
Onward Holdings Co., Ltd.	174,000	1,074,709
OSAKA Titanium Technologies Co.(a)	20,200	552,221
Otsuka Corp.(a)	16,000	795,746
PanaHome Corp.	150,000	963,532
Park24 Co., Ltd.	202,000	2,143,789
Plenus Co., Ltd.	51,800	704,985
Point, Inc.	26,470	1,478,533

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   34

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2009

Investments	Shares	U.S. $ Value
Rengo Co., Ltd.	162,000	$960,567
Resorttrust, Inc.	73,000	859,423
Ryohin Keikaku Co., Ltd.	16,500	599,065
Ryosan Co., Ltd.	32,300	759,837
Saibu Gas Co., Ltd.	665,000	1,814,383
Sangetsu Co., Ltd.	39,300	824,880
Sankyu, Inc.	233,000	1,191,342
Sanwa Holdings Corp.	304,000	773,919
Sanyo Shokai Ltd.(a)	212,000	623,965
Seino Holdings Corp.	147,000	931,629
Shimachu Co., Ltd.	30,400	594,971
Sohgo Security Services Co., Ltd.	63,500	710,747
Star Micronics Co., Ltd.	85,600	702,491
Sumitomo Bakelite Co., Ltd.	231,000	1,133,971
Sumitomo Osaka Cement Co., Ltd.	460,000	701,649
Sumitomo Real Estate Sales Co., Ltd.	23,840	983,357
Sumitomo Warehouse Co., Ltd. (The)	206,000	929,373
Tadano Ltd.(a)	151,000	626,092
Taiyo Ink Manufacturing Co., Ltd.	41,200	1,084,269
Takara Holdings, Inc.	167,000	957,925
Takasago Thermal Engineering Co., Ltd.	123,000	1,050,379
Takefuji Corp.(a)	246,190	1,028,712
Toagosei Co., Ltd.	326,000	1,222,128
Toda Corp.	231,000	734,475
Tokai Carbon Co., Ltd.	134,000	662,119
Tokai Rika Co., Ltd.	56,800	1,272,120
Tokai Rubber Industries, Inc.	90,900	934,436
Tokyo Tomin Bank Ltd. (The)	50,800	690,284
Toppan Forms Co., Ltd.	73,600	762,920
Toshiba Machine Co., Ltd.	206,000	785,542
Toyo Corp.	79,000	602,503
Toyo Ink Manufacturing Co., Ltd.	309,000	1,184,951
Toyobo Co., Ltd.	423,000	663,387
Yaskawa Electric Corp.	136,000	1,127,794
Yokogawa Electric Corp.	167,900	1,464,470

Total Japan		110,167,358

Netherlands - 4.2%
Aalberts Industries N.V.	95,013	1,375,467
Arcadis N.V.	54,225	1,231,562
BinckBank N.V.	68,426	1,231,104
Brit Insurance Holdings N.V.	433,506	1,379,792
CSM	60,670	1,599,474
Eurocommercial Properties N.V.*	43,354	1,791,421
Exact Holding N.V.	26,618	710,337
Grontmij CVA	25,355	614,789
Kardan N.V.*	120,798	710,764
Koninklijke BAM Groep N.V.	152,482	1,586,107
Mediq N.V.	45,892	848,723
Nutreco Holding N.V.(a)	30,094	1,696,222
Sligro Food Group N.V.	27,758	956,615
Smit Internationale N.V.	15,841	1,369,354
TKH Group N.V.	33,251	665,510
Wavin N.V.	161,023	404,298

Total Netherlands		18,171,539

New Zealand - 2.2%
Auckland International Airport Ltd.	787,004	1,156,780
Fisher & Paykel Healthcare Corp., Ltd.	698,027	1,711,688
Freightways Ltd.	184,105	455,478
Infratil Ltd.	515,078	599,675
Mainfreight Ltd.	215,829	871,616
Sky City Entertainment Group Ltd.	676,366	1,624,121
Sky Network Television Ltd.	249,938	918,430
Tower Ltd.	213,527	310,746
Vector Ltd.	841,842	1,237,384
Warehouse Group Ltd. (The)	186,122	570,167

Total New Zealand		9,456,085

Norway - 0.7%
Kongsberg Gruppen AS	53,248	813,450
Sparebank 1 SMN	88,445	826,760
Veidekke ASA	143,899	1,240,509

Total Norway		2,880,719

Portugal - 1.3%
BANIF SGPS S.A.	428,304	768,136
Mota Engil, SGPS, S.A.(a)	198,594	1,122,064
Portucel Empresa Produtora de Pasta e Papel S.A.	305,282	866,808
REN - Redes Energeticas Nacionais S.A.	410,022	1,764,836
Semapa-Sociedade de Investimento e Gestao	109,325	1,217,187

Total Portugal		5,739,031

Singapore - 6.2%
Allgreen Properties Ltd.	1,065,000	933,046
Cityspring Infrastructure Trust	1,483,146	623,281
CSE Global Ltd.	1,680,000	1,035,079
First Ship Lease Trust	2,027,000	866,270
Goodpack Ltd.	512,000	412,094
Guocoland Ltd.	443,102	716,437
Hi-P International Ltd.	879,000	453,916
Hong Leong Asia Ltd.	711,000	1,468,642
Hyflux Ltd.(a)	463,000	1,170,732
Jaya Holdings Ltd.(a)	3,130,000	1,348,802
K1 Ventures Ltd.	3,964,000	451,754
Kim Eng Holdings Ltd.	433,000	619,915
KS Energy Services Ltd.	670,000	591,759
Lippo-Mapletree Indonesia Retail Trust	1,654,650	595,177
MobileOne Ltd.	1,129,800	1,520,939
Pacific Century Regional Developments Ltd.	1,696,000	217,444
Parkway Life Real Estate Investment Trust	516,830	449,113
Singapore Airport Terminal Services Ltd.	787,000	1,535,938
Singapore Post Ltd.	2,320,000	1,669,005
Straits Asia Resources Ltd.	1,478,000	2,747,662
Tat Hong Holdings Ltd.(a)	1,320,000	987,215
United Engineers Ltd.	640,000	825,101
UOB-Kay Hian Holdings Ltd.	583,000	627,038
Venture Corp., Ltd.	381,000	2,401,688
Wheelock Properties Singapore Ltd.	934,000	1,330,532
Wing Tai Holdings Ltd.	724,000	943,709

Total Singapore		26,542,288

Spain - 1.6%
Campofrio Food S.A.*	53,788	513,967
Duro Felguera S.A.	98,550	1,018,041
FAES FARMA S.A.	74,468	380,895
La Seda de Barcelona S.A. Class B*†(a)	160,685	—
NH Hoteles S.A.*(a)	262,657	1,401,870
Sol Melia S.A.	132,489	1,121,522
Tubacex S.A.	150,259	592,856
Tubos Reunidos S.A.	195,281	599,584
Viscofan S.A.	46,502	1,184,924

Total Spain		6,813,659

Sweden - 6.2%
AarhusKarlshamn AB	44,078	969,209
Avanza Bank Holding AB	33,312	786,134
Axfood AB	44,089	1,293,630
Cardo AB	26,195	788,774

See Notes to Schedule of Investments.

35   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2009

Investments	Shares	U.S. $ Value
Castellum AB	164,581	$1,671,142
Clas Ohlson AB Class B	73,706	1,486,487
Elekta AB Class B	30,021	718,980
Fabege AB	215,281	1,362,824
Hufvudstaden AB Class A	121,360	922,085
Intrum Justitia AB	85,900	1,079,750
KappAhl Holding AB(a)	234,434	2,364,007
Klovern AB	213,816	685,759
Kungsleden AB	109,484	754,417
Lindab International AB	75,239	774,508
Loomis AB Class B	61,536	674,387
Mekonomen AB	40,746	884,530
NCC AB Class B	82,977	1,374,215
Peab AB	359,042	2,313,123
Saab AB Class B	67,073	1,108,474
Seco Tools Class B	89,066	1,082,124
SkiStar AB	22,879	411,752
SSAB AB Class B	65,964	1,030,096
Svenska Handelsbanken AB Class B	19,514	552,616
Wallenstam AB Class B	45,724	824,493
Wihlborgs Fastigheter AB	50,878	944,151

Total Sweden		26,857,667

Switzerland - 0.2%
Bucher Industries AG	7,789	846,147

United Kingdom - 15.7%
Arriva PLC	162,079	1,301,075
Ashtead Group PLC	539,206	707,038
Atkins WS PLC	90,944	897,320
BBA Aviation PLC	384,415	1,018,066
BlueBay Asset Management PLC	114,365	563,281
Bodycote PLC	289,364	743,441
Brewin Dolphin Holdings PLC	294,035	655,254
Britvic PLC	185,784	1,224,053
Carpetright PLC	72,560	1,103,774
Chaucer Holdings PLC	1,322,078	982,080
Chemring Group PLC	12,135	575,540
Cineworld Group PLC	216,716	524,945
Computacenter PLC	191,926	775,758
Croda International PLC	77,927	1,006,723
Dairy Crest Group PLC	175,130	1,025,463
Davis Service Group PLC	195,203	1,259,632
De La Rue PLC	71,110	1,134,539
DS Smith PLC	733,779	1,500,137
Electrocomponents PLC	699,170	1,825,680
Euromoney Institutional Investor PLC	110,314	776,158
F&C Asset Management PLC	729,409	894,015
Filtrona PLC	275,694	841,436
Forth Ports PLC	18,903	344,938
Game Group PLC	237,703	406,886
Go-Ahead Group PLC	38,766	835,100
Great Portland Estates PLC	137,105	635,650
Greggs PLC	86,905	610,472
Halfords Group PLC	192,884	1,243,734
Halma PLC	265,203	1,040,678
HMV Group PLC	523,659	784,745
Homeserve PLC	26,975	735,738
Hunting PLC	153,283	1,441,856
IG Group Holdings PLC	244,993	1,502,590
Intermediate Capital Group PLC	324,163	1,434,319
Interserve PLC	226,636	707,445
ITE Group PLC	313,509	648,025
Jardine Lloyd Thompson Group PLC	175,118	1,367,568
Keller Group PLC	50,975	531,356
Kesa Electricals PLC	450,047	1,084,323
Kier Group PLC	47,258	786,040
Laird PLC	287,316	584,605
Marshalls PLC	322,948	448,500
Marston’s PLC	574,724	816,721
Melrose PLC	554,079	1,610,557
Michael Page International PLC	201,761	1,234,507
Micro Focus International PLC	127,666	939,477
Millennium & Copthorne Hotels PLC	135,823	813,070
Mitie Group PLC	194,930	723,370
Mondi PLC	281,022	1,520,257
Moneysupermarket.com Group PLC	512,958	612,979
Morgan Crucible Co.	408,551	1,040,423
Morgan Sindall PLC	55,569	538,413
Mothercare PLC	74,043	815,455
N. Brown Group PLC	219,810	880,301
National Express Group PLC	327,082	1,013,593
Northern Foods PLC	803,856	867,135
PayPoint PLC	62,846	445,527
Premier Farnell PLC	420,234	1,168,574
PV Crystalox Solar PLC	483,837	479,733
PZ Cussons PLC	247,575	1,079,450
Renishaw PLC	79,777	702,111
Restaurant Group PLC	211,895	639,874
Rightmove PLC	67,813	552,467
Rotork PLC	41,091	786,979
Schroders PLC	46,786	808,410
Severfield-Rowen PLC	211,737	606,059
Shaftesbury PLC	77,729	494,049
Spectris PLC	84,591	1,008,120
Spirax-Sarco Engineering PLC	55,657	1,114,483
St. James’s Place PLC	202,291	803,607
Sthree PLC	196,295	934,160
Tullett Prebon PLC	154,068	693,893
Ultra Electronics Holdings PLC	26,334	584,725
Victrex PLC	47,978	627,565
VT Group PLC	81,518	683,208
WH Smith PLC	116,240	927,288
Wincanton PLC	154,800	506,207

Total United Kingdom		67,582,723

TOTAL COMMON STOCKS (Cost: $421,492,998)		428,917,721

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(c) (Cost: $301,891)	301,891	301,891

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
MONEY MARKET FUND - 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $27,510,000)(e)	27,510,000	27,510,000

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $449,304,889)(f)		456,729,612
Liabilities in Excess of Foreign Currency and Other Assets - (6.2)%		(26,806,042)

NET ASSETS - 100.0%		$429,923,570

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   36

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2009

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $25,983,094 and the total market value of the collateral held by the Fund was $27,510,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

37   WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Argentina - 0.1%
Petrobras Energia S.A. ADR	31,574	$493,502

Brazil - 12.4%
AES Tiete S.A.	134,992	1,331,954
Banco do Brasil S.A.	924,300	15,747,883
Cia de Saneamento Basico do Estado de Sao Paulo	86,200	1,700,067
Cia Energetica de Minas Gerais	131,732	1,843,885
Cia Siderurgica Nacional S.A.	296,100	9,512,162
CPFL Energia S.A.	248,598	5,035,564
EDP - Energias do Brasil S.A.	59,100	1,137,451
Equatorial Energia S.A.	84,800	880,496
Iochpe Maxion S.A.	36,000	525,585
Light S.A.	217,594	3,242,939
Positivo Informatica S.A.	25,400	325,368
Redecard S.A.	211,000	3,510,211
Souza Cruz S.A.	140,720	4,662,682
Tractebel Energia S.A.	263,198	3,250,719

Total Brazil		52,706,966

Chile - 2.4%
Banco de Chile	32,081,116	2,875,758
Banco Santander Chile	59,487,937	3,594,490
CorpBanca S.A.	116,703,967	943,295
Lan Airlines S.A.	108,262	1,848,298
Madeco S.A.	14,263,054	899,788

Total Chile		10,161,629

China - 0.5%
Jiangsu Expressway Co., Ltd. Class H	454,000	405,166
Shanghai Forte Land Co. Class H	1,290,000	422,566
Zhejiang Expressway Co., Ltd. Class H	1,630,000	1,511,430

Total China		2,339,162

Czech Republic - 4.6%
CEZ AS	198,158	9,302,813
Komercni Banka AS	16,356	3,491,790
Telefonica O2 Czech Republic AS	240,786	5,468,856
Unipetrol A.S.*	187,278	1,419,547

Total Czech Republic		19,683,006

Hungary - 0.8%
Magyar Telekom Telecommunications PLC	858,332	3,335,869

Indonesia - 1.1%
Aneka Tambang Tbk PT	6,920,500	1,620,553
Astra Agro Lestari Tbk PT	622,000	1,506,174
Berlian Laju Tanker Tbk PT	1,885,979	130,483
Indo Tambangraya Megah PT	480,700	1,627,063

Total Indonesia		4,884,273

Israel - 5.8%
Alony Hetz Properties & Investments Ltd.	44,402	170,551
Bezeq Israeli Telecommunication Corp., Ltd.	1,498,879	3,789,932
Clal Industries and Investments	68,549	389,434
Discount Investment Corp.	174,957	4,124,514
Elbit Imaging Ltd.*	16,112	353,035
Gazit-Globe Ltd.	45,012	445,605
Israel Chemicals Ltd.	680,607	8,983,725
Israel Discount Bank Ltd. Class A*	346,529	823,327
Koor Industries Ltd.	30,837	903,618
Oil Refineries Ltd.*	781,217	398,033
Partner Communications Co., Ltd.	93,646	1,896,158
Shufersal Ltd.	290,529	1,487,926
Strauss Group Ltd.	67,233	1,003,703

Total Israel		24,769,561

Malaysia - 5.7%
Berjaya Sports Toto Bhd	515,878	655,394
British American Tobacco Malaysia Bhd	112,800	1,410,000
Gamuda Bhd	863,900	655,999
Kuala Lumpur Kepong Bhd	425,200	2,049,007
Lafarge Malayan Cement Bhd	302,900	552,899
Malaysian Bulk Carriers Bhd	824,600	775,471
Petronas Dagangan Bhd	349,200	887,278
Petronas Gas Bhd	674,200	1,943,444
Public Bank Bhd	1,472,197	4,858,594
Sime Darby Bhd	2,234,800	5,854,602
Telekom Malaysia Bhd	2,209,000	1,974,165
UMW Holdings Bhd	467,800	867,561
YTL Power International Bhd	2,779,165	1,818,145

Total Malaysia		24,302,559

Mexico - 0.8%
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	166,100	275,574
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	232,500	726,774
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	128,900	669,311
Kimberly-Clark de Mexico S.A.B de C.V. Class A	400,696	1,797,629

Total Mexico		3,469,288

Philippines - 1.8%
Globe Telecom, Inc.	66,308	1,312,391
Philippine Long Distance Telephone Co.	110,658	6,271,338

Total Philippines		7,583,729

Poland - 2.0%
Cyfrowy Polsat S.A.	99,934	474,928
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,772,013	2,346,832
Telekomunikacja Polska S.A.	885,077	4,908,332
TVN S.A.	118,216	590,316

Total Poland		8,320,408

Russia - 1.7%
Mechel ADR	395,860	7,450,085

South Africa - 13.9%
ABSA Group Ltd.	261,801	4,568,518
Aeci Ltd.	51,493	433,552
African Bank Investments Ltd.	442,622	1,791,225
ArcelorMittal South Africa Ltd.	231,982	3,244,834
Astral Foods Ltd.	22,549	312,341
Barloworld Ltd.	94,384	578,064
FirstRand Ltd.	2,009,797	5,005,558
Foschini Ltd.	97,212	798,554
Grindrod Ltd.	319,740	772,022
Growthpoint Properties Ltd.	770,960	1,464,706
Impala Platinum Holdings Ltd.	335,639	9,252,264
Imperial Holdings Ltd.	81,359	976,142
Investec Ltd.	119,647	865,212
Kumba Iron Ore Ltd.	242,148	10,029,556
Lewis Group Ltd.	45,486	327,382
Massmart Holdings Ltd.	69,806	847,483
Metropolitan Holdings Ltd.	322,795	588,275
Nedbank Group Ltd.(a)	205,539	3,462,517
Pangbourne Properties Ltd.	205,173	475,057
Pretoria Portland Cement Co., Ltd.	336,165	1,585,471

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   38

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2009

Investments	Shares	U.S. $ Value
Reunert Ltd.	103,471	$817,089
RMB Holdings Ltd.	463,661	1,863,774
Sanlam Ltd.	843,903	2,607,203
Santam Ltd.	40,816	601,397
Telkom S.A. Ltd.	671,536	3,415,247
Tiger Brands Ltd.	63,140	1,467,172
Woolworths Holdings Ltd.	415,136	1,006,305

Total South Africa		59,156,920

South Korea - 2.4%
Daehan Steel Co., Ltd.*	39,909	450,678
Daishin Securities Co., Ltd.	27,540	371,307
Macquarie Korea Infrastructure Fund	189,060	795,547
Meritz Securities Co., Ltd.	138,951	146,770
Seah Besteel Corp.*	12,945	183,424
SK Telecom Co., Ltd. ADR	223,298	3,630,825
SK Telecom Co., Ltd.	4,465	649,922
S-Oil Corp.	66,403	3,079,295
Woori Investment & Securities Co., Ltd.	63,680	910,515

Total South Korea		10,218,283

Taiwan - 34.2%
Ability Enterprise Co., Ltd.	252,001	494,784
AcBel Polytech, Inc.	132,125	118,555
Acer, Inc.	1,014,280	3,050,609
Advanced Semiconductor Engineering, Inc.	3,603,000	3,249,853
Advantech Co., Ltd.	275,554	618,564
Alpha Networks, Inc.	262,069	230,647
Altek Corp.	152,770	311,415
Asia Cement Corp.	1,327,624	1,436,167
Asia Optical Co., Inc.	145,474	323,831
AU Optronics Corp.	4,344,390	5,270,043
Avermedia Technologies, Inc.	73,460	100,940
Chang Hwa Commercial Bank	2,014,000	960,247
China Steel Chemical Corp.	109,050	296,619
China Steel Corp.	10,040,240	10,358,853
China Synthetic Rubber Corp.	236,184	252,540
Chinese Maritime Transport Ltd.	114,201	318,842
Chong Hong Construction Co.	81,000	164,355
Chroma ATE, Inc.	221,389	503,204
Chung Hsin Electric & Machinery Manufacturing Corp.	244,000	154,097
Chung Hwa Pulp Corp.	479,000	224,637
Chunghwa Picture Tubes*	6,593,000	847,186
Chunghwa Telecom Co., Ltd.	4,691,566	8,727,471
Compal Communications, Inc.	589,647	808,380
Compal Electronics, Inc.	2,405,173	3,334,983
Continental Engineering Corp.	599,000	247,203
CTCI Corp.	280,992	288,152
Delta Electronics, Inc.	1,139,823	3,563,617
Depo Auto Parts Industries Co., Ltd.	103,000	272,112
D-Link Corp.	379,368	399,709
Far EasTone Telecommunications Co., Ltd.	1,759,209	2,098,291
Faraday Technology Corp.	185,708	401,782
Feng Hsin Iron & Steel Co.	229,000	387,335
First Financial Holding Co., Ltd.	3,748,675	2,326,440
Formosa Chemicals & Fibre Corp.	5,362,750	11,635,918
Formosa Petrochemical Corp.	5,514,250	14,205,853
Formosa Plastics Corp.	4,556,140	9,586,626
Formosa Taffeta Co., Ltd.	1,672,000	1,353,910
Fortune Electric Co., Ltd.	85,708	86,954
Gemtek Technology Corp.	100,544	181,693
GeoVision, Inc.	21,000	89,292
Getac Technology Corp.	269,501	257,831
Greatek Electronics, Inc.	358,540	367,115
HannStar Display Corp.*	4,283,000	1,112,763
Highwealth Construction Corp.	376,752	556,559
Holtek Semiconductor, Inc.	146,654	211,143
Holystone Enterprise Co., Ltd.	179,498	262,639
Hsin Kuang Steel Co., Ltd.	118,094	126,826
Huaku Development Co., Ltd.	91,000	231,590
Hung Poo Real Estate Development Corp.	119,000	191,233
Inventec Appliances Corp.	491,224	526,778
Inventec Co., Ltd.	1,331,630	799,353
Kinsus Interconnect Technology Corp.	199,515	533,953
KYE Systems Corp.	233,275	244,324
LEE Chang Yung Chem Industries Corp.	485,357	590,289
LITE-ON IT Corp.	433,619	435,178
Lite-On Technology Corp.	1,604,579	2,410,506
Macronix International	1,557,626	891,185
Mega Financial Holding Co., Ltd.	6,659,000	3,851,540
Merida Industry Co., Ltd.	80,350	130,630
Mitac International	1,034,758	535,415
Nan Ya Plastics Corp.	8,201,340	14,948,824
Nan Ya Printed Circuit Board Corp.	625,880	2,397,070
Novatek Microelectronics Corp., Ltd.	432,705	1,447,536
Oriental Union Chemical Corp.	622,000	497,833
Powertech Technology, Inc.	233,000	790,386
Quanta Computer, Inc.	1,594,990	3,470,730
Radiant Opto-Electronics Corp.	231,211	336,497
Shih Wei Navigation Co., Ltd.	251,049	360,660
Siliconware Precision Industries Co.	2,536,130	3,437,275
Silitech Technology Corp.	67,641	243,199
Sincere Navigation	331,325	440,247
Sonix Technology Co., Ltd.	78,716	213,371
Star Travel Taiwan Co., Ltd.†	58,589	—
Taiwan Cement Corp.	1,388,000	1,475,442
Taiwan Secom Co., Ltd.	240,000	403,689
Teco Electric and Machinery Co., Ltd.	1,036,000	453,463
Ton Yi Industrial Corp.	690,000	264,264
Tsann Kuen Enterprise Co., Ltd.	39,521	70,677
TSRC Corp.	542,000	670,192
Tung Ho Steel Enterprise Corp.	660,243	715,255
U-Ming Marine Transport Corp.	767,000	1,558,699
Unimicron Technology Corp.	642,670	932,308
Uni-President Enterprises Corp.	1,516,717	1,870,705
United Microelectronics Corp.*	6,403,000	3,443,226
Universal Scientific Industrial Co., Ltd.	842,486	532,069
UPC Technology Corp.	400,239	217,732
Wah Lee Industrial Corp.	166,079	230,543
Yang Ming Marine Transport Corp.	1,313,571	498,980
Yeun Chyang Industrial Co., Ltd.	168,361	144,753
Yungtay Engineering Co., Ltd.	107,995	85,930

Total Taiwan		145,700,114

Thailand - 4.3%
Advanced Info Service PCL	1,446,890	3,753,929
Airports of Thailand PCL*	914,700	1,069,985
Asian Property Development PCL	715,500	123,399
Bangkok Expressway PCL	411,688	256,842
BEC World PCL	822,700	607,031
Electricity Generating PCL	243,998	579,989
Esso Thailand PCL	1,675,302	319,081
Glow Energy PCL	551,600	545,975
Kiatnakin Bank PCL	420,798	321,846
Kim Eng Securities Thailand PCL	162,300	59,877
Krung Thai Bank PCL	3,910,300	1,155,263
Precious Shipping PCL	1,103,096	622,022

See Notes to Schedule of Investments.

39   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2009

Investments	Shares	U.S. $ Value
PTT Chemical PCL	714,800	$1,586,539
Quality Houses PCL	2,777,600	221,608
Ratchaburi Electricity Generating Holding PCL	587,396	621,047
Siam Cement PCL	422,996	2,981,526
Siam City Bank PCL	630,000	552,714
Thai Oil PCL	1,002,794	1,285,826
Thai Union Frozen Products PCL	348,584	316,277
Thanachart Capital PCL	665,900	441,403
Tisco Financial Group PCL	285,482	207,218
Total Access Communication PCL	716,900	768,722
Total Access Communication PCL NVDR	21,500	23,054

Total Thailand		18,421,173

Turkey - 5.2%
Anadolu Hayat Emeklilik A.S.	111,331	368,392
Anadolu Sigorta	292,429	263,371
Arcelik A.S.*	289,935	1,131,539
Dogus Otomotiv Servis ve Ticaret A.S.*	54,277	175,257
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	272,430	454,368
Ford Otomotiv Sanayi A.S.	311,481	1,880,585
Tupras Turkiye Petrol Rafine	202,697	4,022,973
Turcas Petrolculuk A.S.	39,101	125,211
Turk Hava Yollari	336,857	1,280,953
Turk Telekomunikasyon As	2,080,828	6,330,148
Turkcell Iletisim Hizmet As	835,309	5,906,985
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	173,141	355,765

Total Turkey		22,295,547

TOTAL COMMON STOCKS (Cost: $359,807,722)		425,292,074

WARRANTS - 0.0%
Thailand - 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	69,333	1,518

TOTAL LONG-TERM INVESTMENTS (Cost: $359,807,722)		425,293,592

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(b) (Cost: $14,477)	14,477	14,477

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $1,750,000)(d)	1,750,000	1,750,000

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $361,572,199)(e)		427,058,069
Liabilities in Excess of Foreign Currency and Other Assets - (0.1)%		(614,502)

NET ASSETS - 100.0%		$426,443,567

ADR	-	American Depositary Receipt.
NVDR	-	Non-Voting Depositary Receipt.

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,664,603 and the total market value of the collateral held by the Fund was $1,750,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   40

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Argentina - 0.3%
Petrobras Energia S.A. ADR	54,881	$857,790

Brazil - 6.3%
AES Tiete S.A.	284,600	2,808,123
American Banknote S.A.	13,500	146,369
Amil Participacoes S.A.	66,100	519,487
Brookfield Incorporacoes S.A.	140,200	627,329
Cia de Saneamento de Minas Gerais-COPASA	72,522	1,383,293
Cia Paranaense de Energia	38,900	814,508
Drogasil S.A.	8,859	142,297
Equatorial Energia S.A.	158,300	1,643,661
Estacio Participacoes S.A.	7,600	108,123
Gafisa S.A.	20,800	336,962
Iguatemi Empresa de Shopping Centers S.A.	39,900	778,224
Industrias Romi S.A.	46,784	314,810
Iochpe Maxion S.A.	79,200	1,156,287
Localiza Rent A Car S.A.	39,900	442,214
Log-In Logistica Intermodal S.A.	38,600	188,217
Lojas Renner S.A.	25,300	570,382
M Dias Branco S.A.	14,960	360,441
MRV Engenharia e Participacoes S.A.	78,600	635,762
Obrascon Huarte Lain Brasil S.A.	39,962	779,433
Odontoprev S.A.	7,700	282,654
PDG Realty S.A. Empreendimentos e Participacoes	53,200	529,497
Porto Seguro S.A.	61,000	706,511
Positivo Informatica S.A.	47,200	604,621
Rossi Residencial S.A.	63,700	559,092
Tecnisa S.A.	46,300	276,228
Totvs S.A.	11,340	767,623
Transmissora Alianca de Energia Eletrica S.A.	33,800	724,397

Total Brazil		18,206,545

Chile - 2.5%
Cia Cervecerias Unidas S.A.	145,124	1,141,537
CorpBanca S.A.	275,214,944	2,224,507
Empresas La Polar S.A.	100,303	572,039
Inversiones Aguas Metropolitanas S.A.	643,648	772,758
Madeco S.A.	28,136,565	1,775,003
Ripley Corp. S.A.	155,772	131,097
Sonda S.A.	268,206	417,709

Total Chile		7,034,650

China - 3.6%
Anhui Expressway Co. Class H	1,072,030	746,573
Beijing Capital Land Ltd. Class H	1,634,000	737,550
China Oilfield Services Ltd. Class H	576,000	690,839
China Shipping Development Co., Ltd. Class H	534,000	802,992
Dalian Port PDA Co., Ltd. Class H	956,000	369,871
Datang International Power Generation Co., Ltd. Class H	1,198,000	517,575
Great Wall Motor Co., Ltd. Class H	494,500	617,324
Guangzhou Shipyard International Co., Ltd. Class H	132,000	225,049
Harbin Power Equipment Co., Ltd. Class H	122,000	109,192
Huaneng Power International, Inc. Class H(a)	624,000	353,281
Jiangsu Expressway Co., Ltd. Class H	800,000	713,950
Shanghai Forte Land Co. Class H	2,548,000	834,650
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	926,000	267,504
Sinotrans Ltd. Class H	2,225,000	585,372
Weiqiao Textile Co. Class H	1,214,500	833,260
Wumart Stores, Inc. Class H	478,000	757,003
Xiamen International Port Co., Ltd. Class H	1,462,000	263,965
Zhuzhou CSR Times Electric Co., Ltd. Class H	459,000	941,198

Total China		10,367,148

Czech Republic - 1.1%
Unipetrol A.S.*	400,355	3,034,649

Indonesia - 1.9%
Aneka Tambang Tbk PT	13,596,000	3,183,736
Bakrie Sumatera Plantations Tbk PT	2,075,500	128,131
Berlian Laju Tanker Tbk PT	4,530,345	313,435
Indofood Sukses Makmur Tbk PT	3,128,000	1,181,948
Kalbe Farma Tbk PT	981,000	135,743
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	696,000	618,584

Total Indonesia		5,561,577

Israel - 7.7%
Alony Hetz Properties & Investments Ltd.	76,122	292,391
Clal Industries and Investments	212,814	1,209,017
Delek Group Ltd.	4,672	953,764
Discount Investment Corp.	351,007	8,274,795
Elbit Imaging Ltd.*	29,269	641,322
Gazit-Globe Ltd.	81,793	809,725
Israel Discount Bank Ltd. Class A*	680,508	1,616,835
Koor Industries Ltd.	66,970	1,962,426
Oil Refineries Ltd.*	1,606,703	818,621
Ormat Industries	41,822	381,013
Osem Investments Ltd.	24,396	341,338
Shufersal Ltd.	571,293	2,925,841
Strauss Group Ltd.	129,985	1,940,510

Total Israel		22,167,598

Malaysia - 4.4%
Alliance Financial Group Bhd	604,900	478,761
Berjaya Sports Toto Bhd	1,314,841	1,670,432
Gamuda Bhd	2,248,828	1,707,638
Genting Plantation Bhd	112,800	205,570
IGB Corp. Bhd*	478,700	279,614
KNM Group Bhd	966,400	217,327
Kulim Malaysia Bhd	67,400	148,619
Lafarge Malayan Cement Bhd	769,800	1,405,155
Malaysian Bulk Carriers Bhd	2,036,548	1,915,212
MMC Corp. Bhd	381,922	271,049
Nestle Malaysia Bhd	99,400	960,905
Parkson Holdings Bhd	448,443	695,453
SP Setia Bhd	863,126	988,158
UMW Holdings Bhd	790,126	1,465,333
WCT Bhd	362,400	275,187

Total Malaysia		12,684,413

Mexico - 2.2%
ALFA S.A.B de C.V. Class A	153,600	967,809
Banco Compartamos S.A. de C.V.	70,385	364,018
Embotelladoras Arca S.A.B de C.V.	287,800	958,936
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	359,300	596,109
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	487,729	1,524,597

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   41

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2009

Investments	Shares	U.S. $ Value
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	268,302	$1,393,155
Mexichem S.A.B de C.V.	262,240	502,368

Total Mexico		6,306,992

Philippines - 1.3%
Aboitiz Power Corp.	1,896,438	352,787
Banco de Oro Unibank, Inc.	822,800	694,121
Energy Development Corp.	9,525,500	968,415
Jollibee Foods Corp.	419,510	499,093
Manila Water Co., Inc.	576,000	196,236
Megaworld Corp.	15,137,000	484,594
Metropolitan Bank & Trust	673,710	655,785

Total Philippines		3,851,031

Poland - 0.8%
Asseco Poland S.A.	14,726	323,934
Cyfrowy Polsat S.A.	143,599	682,443
TVN S.A.	241,536	1,206,118

Total Poland		2,212,495

Russia - 0.0%
TMK OAO Reg S GDR*	1,422	25,496

South Africa - 10.7%
Aeci Ltd.	70,013	589,483
African Oxygen Ltd.	212,621	635,228
Astral Foods Ltd.	54,735	758,169
Aveng Ltd.	160,017	867,042
AVI Ltd.	323,428	917,962
Barloworld Ltd.	130,972	802,151
City Lodge Hotels Ltd.	30,207	328,170
Foschini Ltd.	204,269	1,677,981
Grindrod Ltd.	494,318	1,193,546
Group Five Ltd.	29,536	154,424
Illovo Sugar Ltd.	252,630	1,094,744
Imperial Holdings Ltd.	108,356	1,300,051
Investec Ltd.	273,087	1,974,793
JSE Ltd.	32,720	267,847
Lewis Group Ltd.	123,569	889,378
Massmart Holdings Ltd.	157,098	1,907,257
Medi-Clinic Corp., Ltd.	324,724	1,133,309
Metropolitan Holdings Ltd.	799,306	1,456,688
Mondi Ltd.	124,742	711,480
Mr. Price Group Ltd.	80,928	384,652
Northam Platinum Ltd.(a)	256,599	1,674,013
Pangbourne Properties Ltd.(a)	441,466	1,022,169
Reunert Ltd.	194,565	1,536,439
Santam Ltd.	85,272	1,256,427
Spar Group Ltd. (The)	123,531	1,192,574
Tongaat Hulett Ltd.	86,447	1,160,923
Truworths International Ltd.	254,212	1,505,163
Wilson Bayly Holmes-Ovcon Ltd.	17,018	248,415
Woolworths Holdings Ltd.	898,940	2,179,064

Total South Africa		30,819,542

South Korea - 8.8%
Bukwang Pharmaceutical Co., Ltd.	27,730	358,390
Busan Bank*	91,442	1,095,443
Cheil Industries, Inc.	5,730	278,018
Cheil Worldwide, Inc.*	3,525	953,541
CJ CheilJedang Corp.*	925	163,239
CJ Corp.*	9,950	535,748
CJ O Shopping Co., Ltd.	7,679	511,065
Daegu Bank*	67,192	992,466
Daehan Steel Co., Ltd.*	78,068	881,594
Daewoong Pharmaceutical Co., Ltd.	1,284	55,242
Daishin Securities Co., Ltd.	53,060	715,380
Dongbu Insurance Co., Ltd.	15,940	443,510
Dongkuk Steel Mill Co., Ltd.*	16,380	379,793
Doosan Engineering & Construction Co., Ltd.*	47,590	306,103
Halla Climate Control Corp.*	82,700	955,207
Hanjin Heavy Industries & Construction Holdings Co., Ltd.*	8,610	85,030
Hanjin Shipping Co., Ltd.*	30,516	542,460
Hanjin Shipping Holdings Co., Ltd.*	6,583	77,449
Hankook Tire Co., Ltd.*	40,208	880,486
Hanwha Chem Corp.*	76,290	884,446
Hanwha Securities Co.	32,420	253,074
Hite Brewery Co., Ltd.*	1,034	150,952
Hotel Shilla Co., Ltd.*	19,588	346,519
Hyundai Marine & Fire Insurance Co., Ltd.	40,912	656,995
Hyundai Securities Co.	98,660	1,253,928
Korea Investment Holdings Co., Ltd.	18,381	528,791
Korea Kumho Petrochemical Co.*	9,490	168,289
Korean Reinsurance Co.	51,716	437,897
LG Dacom Corp.	52,344	800,123
LG Telecom Ltd.*	144,620	1,054,401
LIG Insurance Co., Ltd.	20,280	377,047
LS Industrial Systems Co., Ltd.*	11,541	961,358
Macquarie Korea Infrastructure Fund	356,100	1,498,435
Meritz Securities Co., Ltd.	182,489	192,758
Namhae Chemical Corp.*	9,710	155,513
S1 Corp.*	12,945	539,155
Samsung Fine Chemicals Co., Ltd.	9,998	403,964
Seah Besteel Corp.*	10,810	153,172
SFA Engineering Corp.*	8,070	231,467
Sindoh Co., Ltd.*	3,116	153,328
SKC Co., Ltd.*	16,176	263,239
STX Corp. Co., Ltd.*	7,829	112,950
STX Engine Co., Ltd.*	2,260	37,166
STX Offshore & Shipbuilding Co., Ltd.*	13,000	138,432
Taihan Electric Wire Co., Ltd.*	20,910	322,321
Tong Yang Securities, Inc.	9,700	99,959
Woongjin Coway Co., Ltd.*	28,060	925,313
Woongjin Thinkbig Co., Ltd.*	3,964	75,231
Woori Investment & Securities Co., Ltd.	121,330	1,734,811

Total South Korea		25,121,198

Taiwan - 34.4%
Ability Enterprise Co., Ltd.	596,944	1,172,052
Advantech Co., Ltd.	539,139	1,210,260
ALI Corp.	140,164	339,619
Alpha Networks, Inc.	586,914	516,543
Altek Corp.	339,294	691,636
Ambassador Hotel (The)	55,113	67,804
AmTRAN Technology Co., Ltd.	347,531	417,776
Asia Optical Co., Inc.	337,770	751,891
AV Tech Corp.	77,260	259,667
Avermedia Technologies, Inc.	140,094	192,501
BES Engineering Corp.	61,239	16,638
Bright Led Electronics Corp.	86,608	130,785
Capital Securities Corp.*	73,086	45,243
Catcher Technology Co., Ltd.	449,860	1,255,979
Cheng Uei Precision Industry Co., Ltd.	265,110	619,985
Chicony Electronics Co., Ltd.	523,899	1,271,051
China Steel Chemical Corp.	206,200	560,869
China Synthetic Rubber Corp.	554,544	592,947
Chinese Maritime Transport Ltd.	181,314	506,217
Chong Hong Construction Co.	265,172	538,054
Chroma ATE, Inc.	535,143	1,216,348

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   42

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2009

Investments	Shares	U.S. $ Value
Chung Hsin Electric & Machinery Manufacturing Corp.	597,000	$377,033
Chung Hwa Pulp Corp.	1,451,422	680,673
Chunghwa Picture Tubes*	13,171,000	1,692,444
Compal Communications, Inc.	1,181,922	1,620,362
Continental Engineering Corp.	1,379,000	569,104
CTCI Corp.	672,788	689,931
Cyberlink Corp.	71,680	307,024
CyberTAN Technology, Inc.	132,868	206,457
DA CIN Construction Co., Ltd.	107,106	69,652
Depo Auto Parts Industries Co., Ltd.	195,000	515,163
D-Link Corp.	924,129	973,680
Elite Semiconductor Memory Technology, Inc.	208,590	369,117
Epistar Corp.	314,665	1,180,547
Eternal Chemical Co., Ltd.	737,287	777,972
Everlight Electronics Co., Ltd.	285,256	1,070,212
Far Eastern Department Stores Co., Ltd.	617,877	708,960
Faraday Technology Corp.	391,936	847,959
Farglory Land Development Co., Ltd.	410,968	909,693
Feng Hsin Iron & Steel Co.	644,094	1,089,432
First Steamship Co., Ltd.	63,013	99,292
Formosa International Hotels Corp.	13,240	169,924
Formosa Taffeta Co., Ltd.	2,958,032	2,395,280
Fortune Electric Co., Ltd.	185,581	188,279
Gemtek Technology Corp.	199,632	360,754
GeoVision, Inc.	63,000	267,876
Getac Technology Corp.	377,929	361,564
Giant Manufacturing Co., Ltd.	190,560	533,818
Gigabyte Technology Co., Ltd.	801,228	785,321
Global Unichip Corp.	15,506	82,172
Great Wall Enterprise Co.	334,250	367,847
Greatek Electronics, Inc.	675,179	691,328
Hannstar Board Corp.	328,187	324,237
HannStar Display Corp.*	7,745,000	2,012,223
Highwealth Construction Corp.	922,808	1,363,223
Holtek Semiconductor, Inc.	292,927	421,738
Holystone Enterprise Co., Ltd.	339,607	496,908
Hsin Kuang Steel Co., Ltd.	392,253	421,257
Huaku Development Co., Ltd.	264,100	672,119
Hung Poo Real Estate Development Corp.	325,680	523,369
Inventec Appliances Corp.	1,061,225	1,138,034
Inventec Co., Ltd.	3,305,665	1,984,329
ITE Technology, Inc.	82,151	186,211
King Slide Works Co., Ltd.	64,463	350,682
King Yuan Electronics Co., Ltd.	1,204,076	572,204
Kinsus Interconnect Technology Corp.	391,385	1,047,446
KYE Systems Corp.	455,040	476,593
Largan Precision Co., Ltd.	66,088	869,878
LEE Chang Yung Chem Industries Corp.	929,517	1,130,474
Lien Hwa Industrial Corp.	275,822	135,820
LITE-ON IT Corp.	1,130,549	1,134,614
Lite-On Technology Corp.	3,005,825	4,515,551
Macronix International	3,832,917	2,192,977
Merida Industry Co., Ltd.	190,550	309,789
Micro-Star International Co., Ltd.	589,774	389,065
Mitac International	1,865,145	965,082
Nan Ya Printed Circuit Board Corp.	1,266,400	4,850,211
Nantex Industry Co., Ltd.	86,046	65,641
Novatek Microelectronics Corp., Ltd.	802,838	2,685,749
Opto Technology Corp.	192,000	171,681
Oriental Union Chemical Corp.	1,574,940	1,260,543
Pan-International Industrial	137,340	249,046
Polaris Securities Co., Ltd.*	397,662	236,844
Pou Chen Corp.	1,456,600	1,156,718
Powertech Technology, Inc.	413,834	1,403,814
Radiant Opto-Electronics Corp.	468,806	682,286
Radium Life Tech Co., Ltd.*	138,772	116,710
Realtek Semiconductor Corp.	271,969	803,535
Richtek Technology Corp.	70,275	718,459
Ruentex Development Co., Ltd.	719,000	957,618
Shih Wei Navigation Co., Ltd.	536,675	770,993
Shihlin Electric & Engineering Corp.	520,214	670,903
Shin Zu Shing Co., Ltd.	62,319	310,767
Shining Building Business Co., Ltd.*	146,925	170,880
Silitech Technology Corp.	130,655	469,762
Sincere Navigation	727,791	967,051
Sinyi Realty Co.	136,263	261,151
Sonix Technology Co., Ltd.	137,074	371,559
Star Travel Taiwan Co., Ltd.†	48,401	—
Synnex Technology International Corp.	529,300	1,150,113
Taiwan Cogeneration Corp.	267,373	147,124
Taiwan Glass Industrial Corp.	675,041	552,949
Taiwan Life Insurance Co., Ltd.	361,946	436,802
Taiwan Navigation Co., Ltd.	339,000	493,900
Taiwan Secom Co., Ltd.	536,014	901,596
Teco Electric and Machinery Co., Ltd.	1,760,442	770,555
Ton Yi Industrial Corp.	1,228,000	470,314
Transcend Information, Inc.	273,963	1,027,843
Tripod Technology Corp.	259,103	874,883
Tsann Kuen Enterprise Co., Ltd.	36,067	64,500
TSRC Corp.	858,000	1,060,932
Tung Ho Steel Enterprise Corp.	1,609,647	1,743,763
TXC Corp.	258,133	475,349
U-Ming Marine Transport Corp.	1,403,000	2,851,180
Unimicron Technology Corp.	1,220,400	1,770,410
Universal Scientific Industrial Co., Ltd.	1,767,391	1,116,189
UPC Technology Corp.	864,399	470,237
Wah Lee Industrial Corp.	548,971	762,054
Waterland Financial Holdings*	71,518	23,254
Wistron NeWeb Corp.	211,747	366,759
WPG Holdings Co., Ltd.	796,671	1,387,356
Yang Ming Marine Transport Corp.	3,079,314	1,169,725
Yeun Chyang Industrial Co., Ltd.	491,356	422,457
Yieh Phui Enterprise	823,113	333,260
Yulon Motor Co., Ltd.	606,447	714,805
Yungtay Engineering Co., Ltd.	159,326	126,773
Zinwell Corp.	185,424	357,688
Zyxel Communications Corp.	405,570	375,962

Total Taiwan		98,737,211

Thailand - 7.8%
Airports of Thailand PCL*	2,028,700	2,373,104
Asian Property Development PCL	902,700	155,685
Bangkok Expressway PCL	908,802	566,979
BEC World PCL	1,399,378	1,032,535
Central Pattana PCL	328,700	200,138
Charoen Pokphand Foods PCL	5,552,462	1,898,562
CP ALL PCL	2,376,190	1,767,532
Electricity Generating PCL	522,412	1,241,786
Esso Thailand PCL	3,799,164	723,596
Glow Energy PCL	1,231,476	1,218,917
Kiatnakin Bank PCL	1,117,706	854,874
Kim Eng Securities Thailand PCL	960,102	354,207
Land and Houses PCL	6,483,508	1,225,138
Minor International PCL	1,400,936	474,822
Precious Shipping PCL	1,893,726	1,067,848
Preuksa Real Estate PCL	546,807	291,937
PTT Aromatics & Refining PCL	957,400	732,265

See Notes to Schedule of Investments.

43   WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2009

Investments	Shares	U.S. $ Value
Quality Houses PCL	5,620,200	$448,402
Ratchaburi Electricity Generating Holding PCL	1,380,696	1,459,794
Siam City Bank PCL	910,900	799,155
Thai Union Frozen Products PCL	1,146,210	1,039,978
Thanachart Capital PCL	1,441,000	955,192
Tisco Financial Group PCL	381,752	277,097
Total Access Communication PCL	1,187,339	1,273,166

Total Thailand		22,432,709

Turkey - 5.3%
Aksigorta A.S.	324,884	1,127,054
Anadolu Hayat Emeklilik A.S.	100,124	331,309
Anadolu Sigorta	367,646	331,113
Arcelik A.S.*	607,666	2,371,558
Aygaz A.S.	115,228	434,330
Dogus Otomotiv Servis ve Ticaret A.S.*	172,384	556,615
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	403,630	673,188
Ford Otomotiv Sanayi A.S.	584,091	3,526,484
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	463,064	766,135
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	54,784	84,427
Tofas Turk Otomobil Fabrikasi A.S.	349,090	1,099,239
Turcas Petrolculuk A.S.	112,081	358,910
Turk Hava Yollari	656,704	2,497,223
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	474,171	974,313
Yapi Kredi Sigorta A.S.	13,069	93,291

Total Turkey		15,225,189

TOTAL COMMON STOCKS (Cost: $240,098,513)		284,646,233

EXCHANGE-TRADED FUND - 0.8%
United States - 0.8%
WisdomTree India Earnings Fund(b) (Cost: $1,956,577)	101,615	2,242,643

WARRANTS - 0.0%
Thailand - 0.0%
Ticon Industrial Connection PCL, expiring 1/22/14* (Cost: $0)	87,000	1,905

TOTAL LONG-TERM INVESTMENTS (Cost: $242,055,090)		286,890,781

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
MONEY MARKET FUND - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $1,243,000)(d)	1,243,000	1,243,000

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $243,298,090)(e)		288,133,781
Liabilities in Excess of Foreign Currency and Other Assets - (0.3)%		(951,943)

NET ASSETS - 100.0%		$287,181,838

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Affiliated Companies (See Note 4).
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,177,738 and the total market value of the collateral held by the Fund was $1,243,000.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   44

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Egypt - 17.9%
Al Ezz Steel Rebars S.A.E	127,550	$400,225
Arab Cotton Ginning*	36,656	27,401
Canal Shipping Agencies Co.	4,998	7,527
Commercial International Bank	158	1,575
Egyptian Co. For Mobile Services	6,845	300,121
Egyptian Financial & Industrial Co.	4,671	17,808
Egyptian Financial Group-Hermes Holding	5,042	23,111
Elswedy Cables Holding Co.	1,229	15,224
Orascom Construction Industries	10,504	478,169
Orascom Telecom Holding S.A.E	40,504	185,508
Sidi Kerir Petrochemcials Co.	62,147	116,254
Telecom Egypt	136,587	450,745

Total Egypt		2,023,668

Jordan - 3.1%
Arab Bank	8,175	140,340
Arab Potash Co.	2,119	108,413
Jordanian Electric Power Co.	17,302	101,942

Total Jordan		350,695

Kuwait - 15.6%
Bank of Kuwait & Middle East	28,500	50,636
Boubyan Petrochemicals Co.	55,000	78,558
Commercial Bank of Kuwait	37,500	121,495
Injazzat Real Estate Co. KSCC	30,000	18,394
Kuwait Finance House	60,740	232,761
Kuwait Projects Co. Holdings KSC	72,500	122,496
Mobile Telecommunications Co. KSC	192,624	684,468
National Bank of Kuwait	78,750	307,263
National Mobile Telecommunication Co. KSC	27,500	147,535

Total Kuwait		1,763,606

Morocco - 9.3%
Attijariwafa Bank	1,516	51,863
Douja Promotion Groupe Addoha S.A.	3,422	44,876
Maroc Telecom	56,058	962,433

Total Morocco		1,059,172

Oman - 4.0%
Bank Muscat S.A.O.G	27,598	59,075
Galfar Engineering & Contracting S.A.O.G	7,687	11,542
Oman Telecommunications Co.	88,160	297,263
Raysut Cement Co.	17,153	66,438
Renaissance Services S.A.O.G	12,646	25,131

Total Oman		459,449

Qatar - 32.7%
Commercial Bank of Qatar	19,774	335,585
Doha Bank QSC	18,950	245,104
Industries Qatar	34,486	1,080,558
Masraf Al Rayan	37,060	137,391
Qatar Electricity & Water Co.	7,515	206,577
Qatar Fuel Co.	1,450	63,192
Qatar Insurance Co.	2,015	34,363
Qatar Islamic Bank	15,295	327,195
Qatar National Bank S.A.Q	13,728	562,089
Qatar Shipping Co.	8,636	77,075
Qatar Telecom Q-Telephone QSC	13,687	545,375
United Development Co.	9,383	91,988

Total Qatar		3,706,492

United Arab Emirates - 17.0%
Abu Dhabi Commercial Bank PJSC	400,736	170,194
Air Arabia	602,418	150,885
Bank of Sharjah	216,719	127,442
DP World Ltd.	477,162	205,180
Dubai Financial Market	469,594	240,349
Dubai Investments PJSC	415,102	113,010
Dubai Islamic Bank PJSC	399,244	252,167
First Gulf Bank PJSC	54,695	238,992
Gulf Navigation Holding	304,270	48,873
National Bank of Abu Dhabi PJSC	83,073	280,441
Tamweel PJSC*†	65,235	—
Union National Bank PJSC/Abu Dhabi	115,910	100,664

Total United Arab Emirates		1,928,197

TOTAL COMMON STOCKS (Cost: $11,169,728)		11,291,279

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(a) (Cost: $665)	665	665

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $11,170,393)(b)		11,291,944
Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		40,347

NET ASSETS - 100.0%		$11,332,291

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   45

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2009

Investments	Shares	U.S. $Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
WisdomTree Europe Total Dividend Fund(a)	75,512	$3,393,124
WisdomTree Japan Total Dividend Fund(a)	13,946	544,895
WisdomTree Pacific ex-Japan Total Dividend Fund(a)	12,444	750,859

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,709,463)		4,688,878

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class 0.02%(b)
(Cost: $94)	94	94

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $4,709,557)(c)		4,688,972
Cash and Other Assets in Excess of Liabilities - 0.1%		3,394

NET ASSETS - 100.0%		$4,692,366

(a)	Affiliated Companies (See Note 4 ).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Funds   46

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Australia - 20.0%
Adelaide Brighton Ltd.	73,193	$181,022
BHP Billiton Ltd.	147,863	5,734,124
BlueScope Steel Ltd.	151,836	424,682
Boral Ltd.	59,650	319,195
Felix Resources Ltd. In Specie*† ††	12,885	1,178
Incitec Pivot Ltd.	164,324	524,636
OneSteel Ltd.	113,303	341,362
Orica Ltd.	25,123	588,583
Rio Tinto Ltd.	22,265	1,499,600
Sims Metal Management Ltd.	11,853	236,652

Total Australia		9,851,034

Austria - 2.0%
voestalpine AG	27,380	1,009,584

Belgium - 1.9%
Solvay S.A.	6,325	685,600
Umicore	8,034	269,727

Total Belgium		955,327

Denmark - 0.2%
Auriga Industries Class B	4,276	89,045

Finland - 2.7%
Outokumpu Oyj	10,910	207,560
Rautaruukki Oyj	21,008	486,479
UPM-Kymmene Oyj	51,629	616,301

Total Finland		1,310,340

France - 8.5%
Air Liquide S.A.	12,225	1,456,330
Arkema S.A.	4,453	166,112
Ciments Francais S.A.	2,461	261,288
Eramet(a)	1,047	331,607
Imerys S.A.	5,794	349,268
Lafarge S.A.	17,006	1,410,526
Sa des Ciments Vicat	2,430	205,003

Total France		4,180,134

Germany - 16.7%
Aurubis AG	6,411	277,969
BASF SE	86,914	5,419,452
K+S AG	13,843	794,251
Lanxess AG	4,568	172,631
Linde AG	7,143	862,506
Salzgitter AG	2,149	211,019
Symrise AG	9,126	196,141
Wacker Chemie AG	1,715	300,488

Total Germany		8,234,457

Hong Kong - 0.5%
China Agri-Industries Holdings Ltd.	182,000	239,410

Ireland - 1.9%
CRH PLC	34,518	941,549

Italy - 0.7%
Buzzi Unicem SpA	11,171	180,791
Italcementi SpA	10,209	140,249

Total Italy		321,040

Japan - 12.7%
Air Water, Inc.	11,000	129,266
Asahi Kasei Corp.	59,000	294,065
DIC Corp.	91,000	154,444
JFE Holdings, Inc.	23,800	933,133
JSR Corp.	12,200	246,372
Kaneka Corp.	25,000	158,709
Kuraray Co., Ltd.	18,500	216,010
Mitsubishi Chemical Holdings Corp.	79,000	334,347
Mitsubishi Gas Chemical Co., Inc.	35,000	175,197
Nippon Mining Holdings, Inc.	53,000	226,016
Nippon Paper Group, Inc.	8,000	204,522
Nippon Steel Corp.	118,000	475,321
Nisshin Steel Co., Ltd.	71,000	125,077
OJI Paper Co., Ltd.	56,000	233,998
Shin-Etsu Chemical Co., Ltd.	14,400	808,980
Showa Denko K.K.	97,000	192,760
Sumitomo Chemical Co., Ltd.	66,000	287,126
Sumitomo Metal Industries Ltd.	282,000	754,262
Taiyo Nippon Sanso Corp.	14,000	147,978
Ube Industries Ltd.	50,000	136,420

Total Japan		6,234,003

Netherlands - 1.5%
Koninklijke DSM N.V.	14,688	726,196

New Zealand - 0.7%
Fletcher Building Ltd.	63,241	367,678

Norway - 1.0%
Yara International ASA	10,587	483,277

Portugal - 1.3%
Cimpor Cimentos de Portugal SGPS S.A.	50,440	465,259
Portucel Empresa Produtora de Pasta E Papel S.A.	68,281	193,875

Total Portugal		659,134

Spain - 0.7%
Acerinox S.A.	17,241	359,421

Sweden - 1.1%
Holmen AB Class B	7,060	180,947
SSAB AB Class A	20,944	358,155

Total Sweden		539,102

Switzerland - 5.7%
Ems-Chemie Holding AG	2,996	358,795
Holcim Ltd.*	20,565	1,601,434
Syngenta AG	3,049	857,407

Total Switzerland		2,817,636

United Kingdom - 20.1%
Antofagasta PLC	92,005	1,473,856
BHP Billiton PLC	109,481	3,527,066
Bunzl PLC	27,592	300,759
Eurasian Natural Resources Corp.	56,808	839,388
Johnson Matthey PLC	11,396	281,747
Mondi PLC	35,816	193,755
Rio Tinto PLC	53,534	2,930,632
Vedanta Resources PLC(a)	8,224	346,754

Total United Kingdom		9,893,957

TOTAL COMMON STOCKS
(Cost: $50,092,164)		49,212,324

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $219,434)	219,434	219,434

See Notes to Schedule of Investments.

1   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund (DBN)

December 31, 2009

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
MONEY MARKET FUND - 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $582,000)(d)	582,000	$582,000

TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $50,893,598)(e)		50,013,758
Liabilities in Excess of Foreign Currency and Other Assets - (1.5)%		(729,679)

NET ASSETS - 100.0%		$49,284,079

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
††	Restricted security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $553,733 and the total market value of the collateral held by the Fund was $582,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds   2

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund (DGG)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Australia - 6.1%
Telstra Corp., Ltd.	550,070	$1,696,840
Washington H. Soul Pattinson & Co., Ltd.	3,583	43,760

Total Australia		1,740,600

Austria - 2.3%
Telekom Austria AG	45,424	648,462

Belgium - 4.0%
Belgacom S.A.	27,202	988,190
Mobistar S.A.	2,029	139,428

Total Belgium		1,127,618

Finland - 0.4%
Elisa Oyj	4,574	104,738

France - 6.4%
France Telecom S.A.	73,373	1,834,888

Germany - 7.2%
Deutsche Telekom AG	139,691	2,062,338

Hong Kong - 8.4%
China Mobile Ltd.	179,000	1,681,721
China Unicom (Hong Kong) Ltd.	527,475	699,305
Citic 1616 Holdings Ltd.	54,000	18,315

Total Hong Kong		2,399,341

Italy - 6.3%
Telecom Italia SpA	611,608	954,724
Telecom Italia SpA RSP	747,733	829,281

Total Italy		1,784,005

Japan - 9.7%
KDDI Corp.	128	677,845
Nippon Telegraph & Telephone Corp.	26,004	1,019,546
NTT DoCoMo, Inc.	768	1,069,153

Total Japan		2,766,544

Netherlands - 4.3%
Koninklijke KPN N.V.	72,172	1,226,017

New Zealand - 2.4%
Telecom Corp. of New Zealand Ltd.	373,811	680,009

Portugal - 3.6%
Portugal Telecom, SGPS, S.A.	83,844	1,024,914

Singapore - 4.6%
Keppel Telecommunications & Transportation Ltd.	24,000	24,616
MobileOne Ltd.	46,600	62,733
Pacific Century Regional Developments Ltd.	545,000	69,874
Singapore Telecommunications Ltd.	467,000	1,034,489
StarHub Ltd.	82,842	126,864

Total Singapore		1,318,576

Spain - 8.0%
Telefonica S.A.	81,322	2,277,528

Sweden - 7.6%
Tele2 AB Class B	62,871	970,348
TeliaSonera AB(a)	166,402	1,208,379

Total Sweden		2,178,727

Switzerland - 3.6%
Swisscom AG	2,677	1,024,446

United Kingdom - 14.7%

BT Group PLC(a)	634,871	1,384,048
Cable & Wireless PLC	286,447	654,072
Inmarsat PLC	7,697	86,012
Kcom Group PLC	27,626	19,629
Telecom Plus PLC	1,639	7,881
Vodafone Group PLC	883,481	2,050,151

Total United Kingdom		4,201,793

TOTAL COMMON STOCKS
(Cost: $31,810,087)		28,400,544

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $13,272)	13,272	13,272

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.0%
MONEY MARKET FUND - 8.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $2,294,000)(d)	2,294,000	2,294,000

TOTAL INVESTMENTS IN SECURITIES - 107.6%
(Cost: $34,117,359)(e)		30,707,816
Liabilities in Excess of Foreign Currency and Other Assets - (7.6)%		(2,179,373)

NET ASSETS - 100.0%		$28,528,443

RSP	- Risparmio Italian Savings Shares

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $2,162,518 and the total market value of the collateral held by the Fund was $2,294,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

3   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Australia - 5.6%
APN News & Media Ltd.	21,166	$44,163
Aristocrat Leisure Ltd.	11,968	43,269
Billabong International Ltd.	4,308	42,424
Consolidated Media Holdings Ltd.	3,010	8,283
Crown Ltd.	8,758	63,327
David Jones Ltd.	10,106	49,080
Fairfax Media Ltd.	33,059	51,733
Harvey Norman Holdings Ltd.	11,928	45,270
TABCORP Holdings Ltd.	5,157	32,234
Tatts Group Ltd.	2,742	6,017
West Australian Newspapers Holdings Ltd.	7,599	55,152

Total Australia		440,952

Finland - 0.9%
Sanoma Oyj	3,229	73,013

France - 19.2%
Accor S.A.	2,519	138,241
Compagnie Generale des Etablissements Michelin Class B	622	47,815
Hermes International	270	36,147
Lagardere SCA	1,645	67,052
LVMH Moet Hennessy Louis Vuitton S.A.	2,497	280,802
M6-Metropole Television	1,580	40,736
PagesJaunes Groupe	6,425	71,902
PPR	1,479	178,757
Publicis Groupe S.A.	884	36,147
Rallye S.A.	919	32,304
Societe BIC S.A.	411	28,482
Societe Television Francaise 1	3,049	56,388
Vivendi S.A.	16,389	488,976

Total France		1,503,749

Germany - 7.0%
Adidas AG	1,035	56,087
Bayerische Motoren Werke AG	1,266	57,761
Daimler AG	4,402	235,136
Fielmann AG*	512	37,728
Metro AG	1,885	115,131
Volkswagen AG	445	49,162

Total Germany		551,005

Hong Kong - 0.9%
Denway Motors Ltd.	60,000	38,225
Television Broadcasts Ltd.	7,000	33,718

Total Hong Kong		71,943

Italy - 2.9%
Fiat SpA RSP	3,613	32,632
Geox SpA(a)	4,481	31,004
Lottomatica SpA	1,673	33,677
Mediaset SpA	16,134	132,755

Total Italy		230,068

Japan - 32.4%
Aisin Seiki Co., Ltd.	1,500	42,698
Bridgestone Corp.	3,800	66,371
Daito Trust Construction Co., Ltd.	700	33,084
Daiwa House Industry Co., Ltd.	3,000	32,032
DENSO Corp.	2,500	74,655
Dentsu, Inc.	1,800	41,280
Fast Retailing Co., Ltd.	300	56,297
FUJIFILM Holdings Corp.	1,600	47,951
Hikari Tsushin, Inc.(a)	1,200	21,655
Honda Motor Co., Ltd.	10,300	344,089
Isetan Mitsukoshi Holdings Ltd.	2,540	22,837
ITOCHU Corp.	12,000	87,910
Konami Corp.	1,700	30,240
Marubeni Corp.	14,000	76,846
Marui Group Co., Ltd.	5,000	30,668
Mitsubishi Corp.	9,600	237,693
Mitsui & Co., Ltd.	10,700	150,682
Nikon Corp.	2,000	39,272
Nippon Television Network Corp.	230	29,672
Oriental Land Co., Ltd.	500	32,870
Sankyo Co., Ltd.	900	44,857
Sekisui Chemical Co., Ltd.	6,000	37,123
Sekisui House Ltd.	6,000	54,074
Sharp Corp.	6,000	75,213
Shimamura Co., Ltd.	400	38,069
Sony Corp.	3,700	106,117
Sumitomo Corp.	10,000	101,294
Suzuki Motor Corp.	1,600	39,186
Toray Industries, Inc.	7,000	37,822
Toyota Motor Corp.	11,400	475,127
Yamaha Corp.	2,800	33,566

Total Japan		2,541,250

Netherlands - 2.0%
Reed Elsevier N.V.	6,645	82,001
Wolters Kluwer N.V.	3,194	70,114

Total Netherlands		152,115

New Zealand - 0.4%
Sky City Entertainment Group Ltd.	13,612	32,686

Singapore - 1.2%
Jardine Cycle & Carriage Ltd.	3,000	57,694
Singapore Press Holdings Ltd.	15,000	39,211

Total Singapore		96,905

Spain - 6.3%
Antena 3 de Television S.A.	3,682	41,100
Gestevision Telecinco S.A.(a)	6,061	88,439
Inditex S.A.(a)	5,506	342,769
NH Hoteles S.A.*	4,540	24,231

Total Spain		496,539

Sweden - 5.5%
Hakon Invest AB	3,413	53,417
Hennes & Mauritz AB Class B	6,783	377,525

Total Sweden		430,942

Switzerland - 3.5%
Compagnie Financiere Richemont S.A. Class A	5,471	183,805
Swatch Group AG (The)	724	34,598
Swatch Group AG (The) Class B	227	57,510

Total Switzerland		275,913

United Kingdom - 12.0%
British Sky Broadcasting Group PLC	13,789	125,141
Burberry Group PLC	4,587	44,370
Carpetright PLC	1,347	20,490
Compass Group PLC	10,654	76,595
Daily Mail & General Trust N.V. Class A	320	2,161
Electrocomponents PLC	8,833	23,065
Home Retail Group PLC	12,099	55,195
Intercontinental Hotels Group PLC	2,961	42,699
Kingfisher PLC	16,893	62,470
Ladbrokes PLC	12,479	27,709
Marks & Spencer Group PLC	19,614	127,328
Next PLC	1,909	64,214

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds   4

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

December 31, 2009

Investments	Shares	U.S. $ Value
Pearson PLC	8,755	$125,970
Reed Elsevier PLC	10,788	89,108
Whitbread PLC	2,275	51,837

Total United Kingdom		938,352

TOTAL COMMON STOCKS
(Cost: $7,032,949)		7,835,432

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $10,096)	10,096	10,096

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%
MONEY MARKET FUND - 5.9%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $467,000)(d)	467,000	467,000

TOTAL INVESTMENTS IN SECURITIES - 105.8%
(Cost: $7,510,045)(e)		8,312,528
Liabilities in Excess of Foreign Currency and Other Assets - (5.8)%		(459,534)

NET ASSETS - 100.0%		$7,852,994

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $444,345 and the total market value of the collateral held by the Fund was $467,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

5   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund (DPN)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Australia - 6.2%
Coca-Cola Amatil Ltd.	14,112	$146,335
Foster’s Group Ltd.	40,106	198,381
Goodman Fielder Ltd.	59,874	87,772
Iress Market Technology Ltd.	4,730	36,541
Metcash Ltd.	18,402	73,978
Woolworths Ltd.	16,899	425,547
Wotif.com Holdings Ltd.	6,292	39,328

Total Australia		1,007,882

Belgium - 3.2%
Anheuser-Busch InBev N.V.	7,133	372,469
Colruyt S.A.	256	61,853
Delhaize Group	1,155	88,855

Total Belgium		523,177

Denmark - 0.6%
Carlsberg A/S Class B	592	43,833
Danisco A/S	815	54,765

Total Denmark		98,598

Finland - 0.4%
Kesko Oyj Class B	1,779	58,910

France - 13.6%
Carrefour S.A.	9,653	464,794
Casino Guichard Perrachon S.A.	2,124	190,554
Christian Dior S.A.	2,044	210,445
Danone	6,457	396,785
L’Oreal S.A.	5,961	667,098
Pernod-Ricard S.A.	2,646	227,439
Remy Cointreau S.A.	1,160	59,258

Total France		2,216,373

Germany - 1.9%
Beiersdorf AG	2,276	149,984
Henkel AG & Co. KGaA	2,899	129,563
Suedzucker AG	1,650	34,421

Total Germany		313,968

Hong Kong - 0.4%
Shanghai Industrial Holdings Ltd.	12,000	61,362

Ireland - 0.4%
Kerry Group PLC Class A	2,187	64,563

Italy - 0.8%
Parmalat SpA	44,568	124,882

Japan - 8.8%
Aeon Co., Ltd.	7,600	61,391
Ajinomoto Co., Inc.	10,000	93,990
Asahi Breweries Ltd.	4,500	82,754
Coca-Cola West Co., Ltd.	2,500	44,014
FamilyMart Co., Ltd.	1,600	47,178
Japan Tobacco, Inc.	68	228,627
Kao Corp.	6,200	144,852
Kirin Holdings Co., Ltd.	10,000	160,052
Lawson, Inc.	2,100	92,486
Nisshin Seifun Group, Inc.	4,000	53,966
Nissin Foods Holdings Co., Ltd.	1,600	52,076
Park24 Co., Ltd.	4,800	50,941
Seven & I Holdings Co., Ltd.	8,900	181,356
Shiseido Co., Ltd.	5,000	95,655
Unicharm Corp.	500	46,780

Total Japan		1,436,118

Netherlands - 9.1%
Heineken Holding N.V.	3,429	143,829
Heineken N.V.	5,084	242,644
Koninklijke Ahold N.V.	9,692	128,766
Nutreco Holding N.V.	1,168	65,833
Unilever N.V. CVA	27,703	904,241

Total Netherlands		1,485,313

Norway - 1.2%
Orkla ASA(a)	19,048	187,453

Portugal - 0.7%
Jeronimo Martins, SGPS, S.A.	6,755	67,697
Sonae(a)	37,346	46,616

Total Portugal		114,313

Singapore - 1.1%
Wilmar International Ltd.	40,000	183,197

Spain - 0.4%
Ebro Puleva S.A.	2,861	59,643

Sweden - 1.6%
Svenska Cellulosa AB Class B	12,260	163,894
Swedish Match AB	4,622	101,566

Total Sweden		265,460

Switzerland - 16.1%
Adecco S.A.	2,697	148,840
Givaudan S.A.	62	49,570
Nestle S.A.	50,072	2,431,550

Total Switzerland		2,629,960

United Kingdom - 32.9%
Associated British Foods PLC	8,852	117,502
British American Tobacco PLC	35,649	1,160,854
Cadbury PLC	16,852	217,027
Capita Group PLC (The)	5,796	70,291
Diageo PLC	37,040	648,384
Hays PLC	49,457	83,140
Imperial Tobacco Group PLC	13,707	433,841
J. Sainsbury PLC	26,660	139,273
Marston’s PLC	23,406	33,262
Reckitt Benckiser Group PLC	7,416	401,905
SABMiller PLC	13,828	407,748
Tate & Lyle PLC	15,843	110,702
Tesco PLC	93,583	646,804
Thomas Cook Group PLC	18,408	68,400
TUI Travel PLC	21,397	88,110
Unilever PLC	19,114	615,472
WM Morrison Supermarkets PLC	25,885	115,954

Total United Kingdom		5,358,669

TOTAL COMMON STOCKS
(Cost: $16,170,466)		16,189,841

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b)
(Cost: $21,253)	21,253	21,253

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c)
(Cost: $112,000)(d)	112,000	112,000

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds   6

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Staples Sector Fund (DPN)

December 31, 2009

Investments	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $16,303,719)(e)	$16,323,094
Liabilities in Excess of Foreign Currency and Other Assets - (0.2)%	(34,984)

NET ASSETS - 100.0%	$16,288,110

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $105,882 and the total market value of the collateral held by the Fund was $112,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

7   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund (DKA)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Australia - 9.7%
Beach Energy Ltd.	19,323	$15,988
Centennial Coal Co., Ltd.	28,943	104,120
Gloucester Coal Ltd.	3,892	31,852
New Hope Corp., Ltd.	13,086	55,314
Santos Ltd.	94,327	1,195,297
Whitehaven Coal Ltd.	4,804	22,596
Woodside Petroleum Ltd.	40,634	1,724,886
Woodside Petroleum Ltd. Placement Shares	339	14,390
WorleyParsons Ltd.	54,982	1,437,950

Total Australia		4,602,393

Austria - 3.1%
OMV AG	32,104	1,414,079
Schoeller-Bleckmann Oilfield Equipment AG	756	36,434

Total Austria		1,450,513

Finland - 3.1%
Neste Oil Oyj	81,891	1,459,264

France - 13.5%
Etablissements Maurel et Prom	64,997	1,181,999
Technip S.A.	22,781	1,614,640
TOTAL S.A.	55,731	3,598,600

Total France		6,395,239

Hong Kong - 5.6%
CNOOC Ltd.	1,694,318	2,665,791

Italy - 13.1%
ENI SpA	123,445	3,152,604
ERG SpA	5,607	77,872
Saipem SpA	49,096	1,697,615
Saras SpA(a)	401,584	1,260,377

Total Italy		6,188,468

Japan - 6.1%
AOC Holdings, Inc.	1,400	7,489
Cosmo Oil Co., Ltd.	13,000	27,230
Idemitsu Kosan Co., Ltd.	400	23,202
Itochu Enex Co., Ltd.	3,000	12,278
Mitsuuroko Co., Ltd.	3,400	22,680
Modec, Inc.	200	3,824
Nippon Oil Corp.	209,000	965,358
San-Ai Oil Co., Ltd.	1,000	3,867
Showa Shell Sekiyu K.K.(a)	104,000	844,557
Sinanen Co., Ltd.	12,000	49,756
TonenGeneral Sekiyu K.K.(a)	111,250	926,137

Total Japan		2,886,378

Netherlands - 3.7%
Fugro N.V. CVA	27,692	1,599,573
SBM Offshore N.V.	7,704	152,259

Total Netherlands		1,751,832

Norway - 6.7%
Aker ASA Class A	3,441	96,199
Statoil ASA	122,581	3,072,588

Total Norway		3,168,787

Portugal - 3.2%
Galp Energia, SGPS, S.A. Class B	86,796	1,504,328

Singapore - 0.5%
CH Offshore Ltd.	199,000	94,968
Straits Asia Resources Ltd.	72,000	133,851

Total Singapore		228,819

Spain - 7.0%
Cia Espanola de Petroleos S.A.	33,385	1,042,763
Repsol YPF S.A.	83,812	2,251,666

Total Spain		3,294,429

United Kingdom - 24.5%
BG Group PLC	75,419	1,366,487
BP PLC	413,252	4,004,037
Hunting PLC	2,601	24,466
JKX Oil & Gas PLC	3,187	14,539
John Wood Group PLC	10,157	50,650
Royal Dutch Shell PLC Class A	104,778	3,184,356
Royal Dutch Shell PLC Class B	97,310	2,846,608
Tullow Oil PLC	4,381	92,324
Wellstream Holdings PLC	1,672	14,337

Total United Kingdom		11,597,804

TOTAL COMMON STOCKS (Cost: $53,237,161)		47,194,045

RIGHTS - 0.0%
Australia - 0.0%
Woodside Petroleum Ltd., expiring 1/29/10* (Cost: $0)	3,047	13,975

TOTAL LONG-TERM INVESTMENTS (Cost: $53,237,161)		47,208,020

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $13,510)	13,510	13,510

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
MONEY MARKET FUND - 4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $1,953,000)(d)	1,953,000	1,953,000

TOTAL INVESTMENTS IN SECURITIES - 103.9% (Cost: $55,203,671)(e)		49,174,530
Liabilities in Excess of Foreign Currency and Other Assets - (3.9)%		(1,872,967)

NET ASSETS - 100.0%		$47,301,563

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,841,164 and the total market value of the collateral held by the Fund was $1,953,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds   8

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund (DRF)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 19.1%
AMP Ltd.	31,090	$189,295
Australia & New Zealand Banking Group Ltd.	25,872	532,372
Commonwealth Bank of Australia	15,825	780,637
Lend Lease Group(a)	11,981	110,660
Macquarie Group Ltd.	3,329	144,907
National Australia Bank Ltd.	23,982	590,969
QBE Insurance Group Ltd.	11,400	262,466
Suncorp-Metway Ltd.	23,840	186,318
Westpac Banking Corp.	24,990	568,611

Total Australia		3,366,235

Austria - 0.7%
Bank Austria Creditanstalt AG*†(b)	571	—
Erste Group Bank AG	3,532	132,060

Total Austria		132,060

Belgium - 0.4%
Cofinimmo	555	78,522

Finland - 1.0%
Sampo Oyj Class A	7,299	178,237

France - 10.3%
AXA S.A.	10,268	243,667
BNP Paribas	3,145	252,237
CNP Assurances	1,480	143,884
Credit Agricole S.A.	16,975	301,026
Fonciere Des Regions	978	100,159
Gecina S.A.	1,397	152,611
Klepierre	2,718	110,711
Societe Generale	2,928	205,636
Unibail-Rodamco SE	990	218,316
Wendel	1,439	88,365

Total France		1,816,612

Germany - 6.1%
Allianz SE	4,060	507,656
Deutsche Bank AG	1,190	84,377
Deutsche Boerse AG	1,594	132,646
Muenchener Rueckversicherungs AG	2,247	350,339

Total Germany		1,075,018

Hong Kong - 7.0%
Cheung Kong Holdings Ltd.	14,000	181,093
China Overseas Land & Investment Ltd.(c)	28,320	59,898
Hang Lung Properties Ltd.	26,000	102,604
Hang Seng Bank Ltd.	19,300	285,491
Henderson Land Development Co., Ltd.	15,000	112,973
Hong Kong Exchanges and Clearing Ltd.	8,200	147,417
Sun Hung Kai Properties Ltd.	15,000	224,979
Wharf Holdings Ltd.	21,000	121,195

Total Hong Kong		1,235,650

Ireland - 0.0%
FBD Holdings PLC Redemption Shares*†	159	—

Italy - 3.3%
Assicurazioni Generali SpA	8,365	225,872
Banca Carige SpA	27,669	73,997
Mediobanca SpA	14,813	176,718
Unione di Banche Italiane SCPA	6,957	100,215

Total Italy		576,802

Japan - 5.9%
ACOM Co., Ltd.(c)	3,070	46,597
Bank of Yokohama Ltd. (The)	21,000	95,193
Daiwa Securities Group, Inc.	8,000	39,959
Mitsubishi Estate Co., Ltd.	4,000	63,505
Mitsubishi UFJ Financial Group, Inc.	49,560	240,626
Mitsui Fudosan Co., Ltd.	3,000	50,207
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,600	66,051
Mizuho Financial Group, Inc.	92,784	165,445
Sompo Japan Insurance, Inc.	8,000	50,959
Sumitomo Mitsui Financial Group, Inc.	2,812	79,894
Sumitomo Trust & Banking Co., Ltd. (The)	16,000	77,856
Tokio Marine Holdings, Inc.	2,600	70,659

Total Japan		1,046,951

Netherlands - 0.7%
Corio N.V.	1,708	116,867

Portugal - 0.5%
Banco Espirito Santo S.A.	14,354	94,116

Singapore - 4.0%
CapitaLand Ltd.	29,000	86,755
DBS Group Holdings Ltd.	16,466	180,616
Oversea-Chinese Banking Corp., Ltd.	25,000	162,043
Singapore Exchange Ltd.	19,000	112,732
United Overseas Bank Ltd.	11,139	156,301

Total Singapore		698,447

Spain - 16.9%
Banco Bilbao Vizcaya Argentaria S.A.	33,591	613,518
Banco de Sabadell S.A.	18,661	103,749
Banco Espanol de Credito S.A.(c)	12,067	148,200
Banco Popular Espanol S.A.(c)	17,382	127,936
Banco Santander S.A.	96,739	1,603,132
Criteria Caixacorp S.A.	46,471	219,692
Mapfre S.A.	39,744	166,905

Total Spain		2,983,132

Sweden - 2.8%
Castellum AB	7,587	77,038
Nordea Bank AB	14,610	149,167
Ratos AB Class B	3,266	84,622
Svenska Handelsbanken AB Class A	6,223	177,972

Total Sweden		488,799

Switzerland - 2.2%
Credit Suisse Group AG	1,351	66,913
Zurich Financial Services AG	1,504	329,534

Total Switzerland		396,447

United Kingdom - 18.8%
Ashmore Group PLC	20,739	91,094
Aviva PLC	27,984	179,811
British Land Co. PLC	9,269	71,846
F&C Asset Management PLC	279	342
HSBC Holdings PLC	132,266	1,513,923
ICAP PLC	9,765	67,807
Investec PLC	13,044	89,543
Land Securities Group PLC	9,621	106,425
Legal & General Group PLC	82,753	107,709
Man Group PLC	28,189	140,432
Prudential PLC	21,504	222,244
RSA Insurance Group PLC	57,523	112,026
Segro PLC	21,000	116,860
Standard Chartered PLC	14,227	361,848

See Notes to Schedule of Investments.

9   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Financial Sector Fund (DRF)

December 31, 2009

Investments	Shares	U.S. $ Value
Standard Life PLC	36,948	$129,176

Total United Kingdom		3,311,086

TOTAL COMMON STOCKS (Cost: $17,167,884)		17,594,981

WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, expiring 12/31/10	978	826

Italy - 0.0%
Mediobanca SpA, expiring 3/18/11	12,805	1,990

TOTAL WARRANTS (Cost: $581)		2,816

TOTAL LONG-TERM INVESTMENTS (Cost: $17,168,465)		17,597,797

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(d) (Cost: $24,038)	24,038	24,038

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(e) (Cost: $144,000)(f)	144,000	144,000

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $17,336,503)(g)		17,765,835
Liabilities in Excess of Foreign Currency and Other Assets - (0.7)%		(118,841)

NET ASSETS - 100.0%		$17,646,994

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Escrow security - additional shares issued as a result of a corporate action.
(c)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(e)	Interest rate shown reflects yield as of December 31, 2009.
(f)	At December 31, 2009, the total market value of the Fund’s securities on loan was $136,416 and the total market value of the collateral held by the Fund was $144,000.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Sector Funds    10

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund (DBR)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Australia - 6.6%
Cochlear Ltd.	3,486	$216,544
CSL Ltd.	10,410	304,179
Healthscope Ltd.	45,896	209,272
Primary Health Care Ltd.	33,197	178,537
Ramsay Health Care Ltd.	16,210	158,759
Sigma Pharmaceuticals Ltd.	190,786	169,868
Sonic Healthcare Ltd.	21,171	292,647

Total Australia		1,529,806

Belgium - 1.5%
UCB S.A.	8,377	351,192

Denmark - 5.3%
Coloplast A/S Class B	2,249	205,115
H. Lundbeck A/S	9,019	164,772
Novo Nordisk A/S Class B	9,747	623,959
Novozymes A/S Class B	2,067	215,219

Total Denmark		1,209,065

Finland - 1.2%
Orion Oyj Class B	12,326	266,155

France - 11.1%
BioMerieux	1,740	203,911
Cie Generale D’Optique Essilor International S.A.	4,946	296,269
Ipsen S.A.	3,949	219,607
Sanofi-Aventis S.A.	23,380	1,846,957

Total France		2,566,744

Germany - 12.5%
Bayer AG	16,881	1,355,351
Celesio AG	8,557	217,306
Fresenius Medical Care AG & Co. KGaA	5,932	314,394
Fresenius SE	3,744	233,400
Merck KGaA	3,829	357,966
Rhoen-Klinikum AG	6,933	170,295
Stada Arzneimittel AG	6,488	225,269

Total Germany		2,873,981

Hong Kong - 0.7%
China Pharmaceutical Group Ltd.	282,000	156,747

Italy - 0.9%
Recordati SpA	26,451	197,343

Japan - 20.4%
Alfresa Holdings Corp.	3,600	142,693
Astellas Pharma, Inc.	14,200	527,762
Chugai Pharmaceutical Co., Ltd.	13,800	257,930
Daiichi Sankyo Co., Ltd.	25,900	542,232
Dainippon Sumitomo Pharma Co., Ltd.	21,100	221,210
Eisai Co., Ltd.	10,700	393,082
Hisamitsu Pharmaceutical Co., Inc.	5,600	180,461
Kyowa Hakko Kirin Co., Ltd.	19,000	201,031
Mediceo Paltac Holdings Co., Ltd.	13,700	169,383
Miraca Holdings, Inc.	7,000	191,364
Mitsubishi Tanabe Pharma Corp.	20,000	249,423
Shionogi & Co., Ltd.	10,000	215,908
Suzuken Co., Ltd.	6,100	199,850
Takeda Pharmaceutical Co., Ltd.	23,600	970,922
Terumo Corp.	4,100	246,630

Total Japan		4,709,881

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	85,402	209,421

Spain - 0.7%
Grifols S.A.	9,033	158,178

Sweden - 1.1%
Getinge AB Class B(a)	12,991	247,990

Switzerland - 20.7%
Lonza Group AG	1,663	117,435
Nobel Biocare Holding AG	7,046	237,059
Novartis AG	39,351	2,150,744
Roche Holding AG	10,545	1,793,288
Sonova Holding AG	1,978	240,134
Straumann Holding AG	830	234,849

Total Switzerland		4,773,509

United Kingdom - 15.9%
AstraZeneca PLC	31,683	1,489,107
GlaxoSmithKline PLC	89,657	1,910,405
Smith & Nephew PLC	26,376	272,384

Total United Kingdom		3,671,896

TOTAL COMMON STOCKS (Cost: $22,821,421)		22,921,908

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $36,592)	36,592	36,592

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
MONEY MARKET FUND - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $239,000)(d)	239,000	239,000

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $23,097,013)(e)		23,197,500
Liabilities in Excess of Foreign Currency and Other Assets - (0.7)%		(152,837)

NET ASSETS - 100.0%		$23,044,663

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $227,914 and the total market value of the collateral held by the Fund was $239,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

11   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund (DDI)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 7.2%
Amcor Ltd.	29,515	$165,371
Brambles Ltd.	33,061	201,593
CSR Ltd.	56,117	91,096
Leighton Holdings Ltd.(a)	6,955	238,377
Toll Holdings Ltd.	13,806	108,520
Wesfarmers Ltd.	22,121	622,102

Total Australia		1,427,059

Austria - 0.8%
Oesterreichische Post AG	2,995	81,730
Strabag SE	2,871	85,267

Total Austria		166,997

Belgium - 1.0%
Compagnie Maritime Belge S.A.	2,478	73,951
Euronav N.V.	5,268	115,641

Total Belgium		189,592

Denmark - 0.4%
D/S Norden	2,071	83,659

Finland - 2.9%
Kone Oyj Class B	3,680	158,185
Metso Oyj	4,288	151,529
Wartsila Oyj	3,278	132,016
YIT Oyj	6,106	126,590

Total Finland		568,320

France - 15.3%
Aeroports de Paris	409	33,055
Alstom S.A.	1,824	128,389
Bourbon S.A.	243	9,187
Bouygues S.A.	7,137	372,985
Bureau Veritas S.A.	1,574	82,213
Cie de Saint-Gobain	9,514	519,663
Eiffage S.A.	1,488	84,222
Legrand S.A.	5,710	159,547
Schneider Electric S.A.	4,641	544,546
Sodexo	1,877	107,358
Suez Environnement S.A.	8,277	191,491
Thales S.A.	2,436	125,630
Vallourec S.A.	1,618	294,937
Vinci S.A.	6,958	394,028

Total France		3,047,251

Germany - 13.0%
Deutsche Lufthansa AG	14,291	240,922
Deutsche Post AG	27,540	532,833
Fraport AG Frankfurt Airport Services Worldwide	1,984	103,273
Hochtief AG	1,552	119,241
MAN SE	2,649	206,907
Siemens AG	9,554	880,164
ThyssenKrupp AG	12,951	490,550

Total Germany		2,573,890

Hong Kong - 4.9%
China Merchants Holdings International Co., Ltd.	34,405	112,035
China Resources Enterprise	36,000	131,621
Hutchison Whampoa Ltd.	50,000	344,336
MTR Corp.	30,500	105,416
New World Development Ltd.	45,000	92,623
Swire Pacific Ltd. Class A	8,500	103,043
Swire Pacific Ltd. Class B	42,500	93,177

Total Hong Kong		982,251

Italy - 2.6%
Atlantia SpA	9,708	254,196
Finmeccanica SpA	10,368	166,457
Prysmian SpA	4,996	87,378

Total Italy		508,031

Japan - 14.4%
Asahi Glass Co., Ltd.	17,000	160,331
Dai Nippon Printing Co., Ltd.	10,000	126,860
Daikin Industries Ltd.	2,300	90,424
East Japan Railway Co.	2,900	182,856
Fanuc Ltd.	1,800	166,862
Hitachi Chemical Co., Ltd.	3,600	72,738
Hitachi Construction Machinery Co., Ltd.	4,000	103,765
JGC Corp.	3,000	54,976
JS Group Corp.	5,300	91,033
Kajima Corp.	22,000	44,191
Kintetsu Corp.	15,000	49,627
Komatsu Ltd.	11,400	236,829
Kubota Corp.	13,000	118,696
Mabuchi Motor Co., Ltd.	1,300	63,956
Makita Corp.	3,200	108,964
Mitsubishi Heavy Industries Ltd.	26,000	91,047
Mitsui O.S.K. Lines Ltd.	22,000	115,559
NGK Insulators Ltd.	3,000	65,095
Nippon Express Co., Ltd.	16,000	65,481
Nippon Yusen K.K.	21,000	64,289
Nitto Denko Corp.	3,200	114,120
NSK Ltd.	13,000	94,957
Panasonic Electric Works Co., Ltd.	8,000	96,418
Secom Co., Ltd.	2,400	113,948
SMC Corp.	600	67,866
Sumitomo Electric Industries Ltd.	7,800	96,353
Tokyu Corp.	13,000	51,668
Toppan Printing Co., Ltd.	11,000	88,737
Yamato Holdings Co., Ltd.	5,000	69,177

Total Japan		2,866,823

Netherlands - 6.3%
Akzo Nobel N.V.	4,872	324,341
European Aeronautic Defence and Space Co. EADS N.V.	5,364	108,398
Koninklijke Boskalis Westminster N.V.	3,682	142,898
Koninklijke Philips Electronics N.V.	18,103	537,127
TNT N.V.	4,599	141,866

Total Netherlands		1,254,630

New Zealand - 0.4%
Auckland International Airport Ltd.	50,937	74,870

Norway - 0.7%
Fred Olsen Energy ASA	3,588	137,885

Portugal - 0.8%
Brisa Auto-Estradas de Portugal S.A.	15,533	160,013

Singapore - 5.8%
Keppel Corp., Ltd.	34,000	199,309
SembCorp Industries Ltd.	39,000	102,781
SembCorp Marine Ltd.	46,333	122,107
SIA Engineering Co., Ltd.	47,000	111,813
Singapore Airlines Ltd.	33,000	351,166
Singapore Airport Terminal Services Ltd.	38,170	74,494
Singapore Technologies Engineering Ltd.	83,000	192,137

Total Singapore		1,153,807

Spain - 6.2%
Abertis Infraestructuras, S.A.(a)	7,236	163,203

See Notes to Schedule of Investments.

12   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Industrial Sector Fund (DDI)

December 31, 2009

Investments	Shares	U.S. $ Value
Acciona, S.A.	1,046	$136,718
ACS Actividades de Construccion y Servicios, S.A.	6,047	302,009
Ferrovial S.A.	21,548	254,284
Fomento de Construcciones y Contratas S.A.	3,837	162,126
Prosegur Cia de Seguridad, S.A.	1,848	90,731
Zardoya Otis, S.A.	6,205	121,165

Total Spain		1,230,236

Sweden - 7.5%
AB Volvo Class A	11,808	100,879
AB Volvo Class B	19,405	167,006
Alfa Laval AB	6,777	93,966
Assa Abloy AB Class B	5,046	97,385
Atlas Copco AB Class A	8,785	129,558
Atlas Copco AB Class B	9,216	120,619
Sandvik AB	19,371	234,402
Scania AB Class A	7,107	91,374
Scania AB Class B	7,043	91,045
Securitas AB Class B	9,821	96,352
Skanska AB Class B	10,375	176,692
SKF AB Class B	5,480	94,863

Total Sweden		1,494,141

Switzerland - 2.4%
Geberit AG	862	153,013
Kuehne + Nagel International AG	603	58,623
Schindler Holding AG	1,396	105,806
SGS S.A.	127	165,975

Total Switzerland		483,417

United Kingdom - 7.1%
AMEC PLC	5,899	75,446
Arriva PLC	9,147	73,427
BAE Systems PLC	52,962	307,465
Balfour Beatty PLC	13,406	55,962
Carillion PLC	15,237	74,751
Cobham PLC	23,108	93,849
Firstgroup PLC	13,147	90,441
G4S PLC	25,693	108,124
IMI PLC	13,545	113,412
Meggitt PLC	23,448	98,449
Premier Farnell PLC	24,975	69,450
Smiths Group PLC	9,478	155,198
Tomkins PLC	28,666	89,435

Total United Kingdom		1,405,409

TOTAL COMMON STOCKS (Cost: $22,134,043)		19,808,281

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $26,656)	26,656	26,656

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
MONEY MARKET FUND - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $131,000)(d)	131,000	131,000

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $22,291,699)(e)		19,965,937
Liabilities in Excess of Foreign Currency and Other Assets - (0.5)%		(91,511)

NET ASSETS - 100.0%		$19,874,426

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $124,691 and the total market value of the collateral held by the Fund was $131,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

13   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund (DBT)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 1.8%
Computershare Ltd.	16,512	$170,033
Salmat Ltd.	16,866	63,708

Total Australia		233,741

Finland - 14.1%
Nokia Oyj	132,849	1,700,196
Tieto Oyj	4,780	99,443

Total Finland		1,799,639

France - 8.3%
Cap Gemini S.A.	5,962	273,471
Dassault Systemes S.A.	2,055	117,199
Iliad S.A.	346	41,461
Neopost S.A.	2,592	214,467
Safran S.A.	21,120	414,833

Total France		1,061,431

Germany - 9.5%
Kontron AG	1,613	18,444
SAP AG	20,364	964,168
Software AG	951	104,244
Wincor Nixdorf AG*	1,735	118,615

Total Germany		1,205,471

Japan - 48.0%
Advantest Corp.	4,500	116,252
Amano Corp.	5,900	50,511
Brother Industries Ltd.	9,900	112,830
Canon, Inc.	42,600	1,789,205
Citizen Holdings Co., Ltd.	11,100	63,790
Fujitsu Ltd.	32,000	204,866
Hamamatsu Photonics K.K.	3,200	77,340
Hirose Electric Co., Ltd.	500	52,151
Hitachi High-Technologies Corp.	3,900	77,041
HOYA CORP.	7,000	184,972
Ibiden Co., Ltd.	1,900	67,351
Itochu Techno-Solutions Corp.	3,000	80,402
Kokuyo Co., Ltd.	5,800	46,228
Konica Minolta Holdings, Inc.	12,500	127,826
Kyocera Corp.	3,100	272,055
Mitsumi Electric Co., Ltd.	2,600	45,607
Nippon Electric Glass Co., Ltd.	5,000	68,264
Nomura Research Institute Ltd.	6,700	131,776
Obic Co., Ltd.	430	70,254
Oracle Corp.	6,654	275,895
Otsuka Corp.(a)	1,400	69,628
Panasonic Corp.	55,000	782,802
Ricoh Co., Ltd.	23,000	324,636
Seiko Epson Corp.	4,400	70,706
Softbank Corp.	2,000	46,619
TDK Corp.	4,300	260,970
Tokyo Electron Ltd.	1,400	89,027
Trend Micro, Inc.*	6,000	227,510
Yahoo! Japan Corp.	294	87,921
Yamatake Corp.	3,600	79,661
Yaskawa Electric Corp.	10,000	82,926
Yokogawa Electric Corp.	9,800	85,478

Total Japan		6,122,500

Netherlands - 4.7%
ASML Holding N.V.	5,490	189,042
Exact Holding N.V.	3,294	87,905
STMicroelectronics N.V.	34,823	321,008

Total Netherlands		597,955

Norway - 0.5%
Tandberg ASA	2,263	64,637

Singapore - 1.2%
Venture Corp., Ltd.	23,000	144,984

Spain - 1.1%
Indra Sistemas S.A.	5,936	140,184

Sweden - 5.7%
Telefonaktiebolaget LM Ericsson Class A	7,340	66,820
Telefonaktiebolaget LM Ericsson Class B	71,584	660,689

Total Sweden		727,509

United Kingdom - 4.8%
ARM Holdings PLC	38,228	109,575
Halma PLC	25,880	101,555
Laird PLC	18,736	38,122
Logica PLC	77,787	142,824
Sage Group PLC (The)	62,423	221,768

Total United Kingdom		613,844

TOTAL COMMON STOCKS (Cost: $13,535,553)		12,711,895

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $4,075)	4,075	4,075

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
MONEY MARKET FUND - 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $65,000)(d)	65,000	65,000

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $13,604,628)(e)		12,780,970
Liabilities in Excess of Foreign Currency and Other Assets - (0.2)%		(24,741)

NET ASSETS - 100.0%		$12,756,229

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $62,946 and the total market value of the collateral held by the Fund was $65,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

14   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Australia - 2.1%
AGL Energy Ltd.	34,917	$441,521
Origin Energy Ltd.	39,919	603,857

Total Australia		1,045,378

Austria - 1.3%
EVN AG*	6,541	123,409
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Class A	13,140	560,111

Total Austria		683,520

Finland - 3.4%
Fortum Oyj	64,146	1,745,874

France - 16.6%
Electricite de France	60,530	3,609,293
GDF Suez	84,789	3,684,199
Veolia Environnement	33,640	1,116,127

Total France		8,409,619

Germany - 14.3%
E.ON AG	86,016	3,607,314
RWE AG	37,082	3,615,701

Total Germany		7,223,015

Hong Kong - 4.6%
China Resources Power Holdings Co., Ltd.	26,000	51,772
CLP Holdings Ltd.	139,322	942,403
Hong Kong & China Gas Co., Ltd.	231,360	581,827
Hongkong Electric Holdings Ltd.	134,386	731,371

Total Hong Kong		2,307,373

Italy - 14.7%
A2A SpA	323,474	680,376
Edison SpA	389,724	593,824
Enel SpA	585,885	3,402,320
Hera SpA	134,225	311,786
Iride SpA	152,808	291,591
Snam Rete Gas SpA	273,300	1,360,646
Terna Rete Elettrica Nazionale SpA	182,373	784,978

Total Italy		7,425,521

Japan - 11.4%
Chubu Electric Power Co., Inc.	29,700	708,244
Chugoku Electric Power Co., Inc. (The)	18,200	347,011
Electric Power Development Co., Ltd.	11,300	320,447
Hokkaido Electric Power Co., Inc.	17,300	313,870
Hokuriku Electric Power Co.	13,200	287,126
Kansai Electric Power Co., Inc. (The)	36,200	816,585
Kyushu Electric Power Co., Inc.	22,600	464,648
Osaka Gas Co., Ltd.	99,000	333,917
Shikoku Electric Power Co., Inc.	10,000	257,801
Tohoku Electric Power Co., Inc.	23,900	472,378
Tokyo Electric Power Co., Inc. (The)	40,200	1,008,292
Tokyo Gas Co., Ltd.	118,000	470,251

Total Japan		5,800,570

New Zealand - 1.0%
Contact Energy Ltd.*	83,531	373,805
Vector Ltd.	102,775	151,064

Total New Zealand		524,869

Portugal - 2.1%
Energias de Portugal S.A.	242,370	1,080,776

Spain - 13.8%
Enagas	21,452	474,754
Gas Natural SDG S.A.	110,388	2,389,149
Iberdrola S.A.	342,586	3,278,471
Red Electrica Corp. S.A.	9,082	505,840
Sociedad General de Aguas de Barcelona S.A. Class A	11,409	325,908

Total Spain		6,974,122

Switzerland - 0.6%
BKW FMB Energie AG	4,025	313,434

United Kingdom - 13.8%
Centrica PLC	293,052	1,330,263
Drax Group PLC	61,021	408,743
International Power PLC	118,125	589,621
National Grid PLC	170,169	1,865,873
Northumbrian Water Group PLC	67,870	296,248
Pennon Group PLC	37,077	321,822
Scottish & Southern Energy PLC	56,456	1,058,459
Severn Trent PLC	23,801	417,404
United Utilities Group PLC	89,267	714,565

Total United Kingdom		7,002,998

TOTAL COMMON STOCKS (Cost: $61,326,024)		50,537,069

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(a) (Cost: $18,480)	18,480	18,480

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $61,344,504)(b)		50,555,549
Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		126,959

NET ASSETS - 100.0%		$50,682,508

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

15   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund (DRW)

December 31, 2009

Investments	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Australia - 17.7%
Abacus Property Group	651,405	$260,699
Astro Japan Property Group(a)	487,112	173,043
Australand Property Group	723,935	335,302
CFS Retail Property Trust	487,397	832,847
Commonwealth Property Office Fund	526,876	459,631
Dexus Property Group	1,124,971	859,981
FKP Property Group	359,642	255,521
GPT Group	2,835,438	1,542,781
GPT Group In Specie* † ††	2,305,813	—
ING Office Fund(b)	812,120	467,443
Lend Lease Group(b)	139,636	1,289,724
Macquarie Countrywide Trust	864,549	454,856
Macquarie Office Trust	1,770,238	493,540
Stockland	563,792	2,002,833
Westfield Group	499,612	5,634,550

Total Australia		15,062,751

Belgium - 0.9%
Cofinimmo	5,217	738,105

Finland - 0.4%
Citycon Oyj	74,651	314,890

France - 16.1%
Fonciere Des Regions(a)	15,157	1,552,264
Gecina S.A.	33,008	3,605,853
ICADE	10,353	991,502
Klepierre	44,200	1,800,378
Mercialys S.A.	12,684	446,770
Societe Immobiliere de Location pour l’Industrie et le Commerce	5,012	611,232
Unibail-Rodamco SE	20,953	4,620,575

Total France		13,628,574

Germany - 0.6%
Alstria Office REIT-AG	20,530	220,915
Deutsche Euroshop AG	8,363	284,012

Total Germany		504,927

Hong Kong - 25.8%
Champion Real Estate Investment Trust(a)	1,725,000	734,133
Cheung Kong Holdings Ltd.	249,238	3,223,937
China Overseas Land & Investment Ltd.	270,400	571,902
GZI Real Estate Investment Trust	607,233	230,237
Hang Lung Group Ltd.	109,649	546,545
Hang Lung Properties Ltd.	434,283	1,713,822
Henderson Land Development Co., Ltd.	195,320	1,471,062
Hopewell Holdings Ltd.	119,500	386,824
Hysan Development Co., Ltd.	159,115	452,471
Kowloon Development Co., Ltd.	252,398	293,280
Link REIT (The)	380,446	972,452
New World Development Ltd.	372,125	765,937
Regal Real Estate Investment Trust	1,898,000	403,879
Shenzhen Investment Ltd.	562,000	239,178
Sino Land Co.	606,305	1,180,700
Sino-Ocean Land Holdings Ltd.	266,500	246,770
Sun Hung Kai Properties Ltd.	269,871	4,047,691
Sunlight Real Estate Investment Trust	1,160,000	287,231
Swire Pacific Ltd. Class A	114,959	1,393,613
Swire Pacific Ltd. Class B	387,298	849,113
Wharf Holdings Ltd.	296,545	1,711,414
Wheelock & Co., Ltd.	56,231	172,593

Total Hong Kong		21,894,784

Japan - 13.0%
Aeon Mall Co., Ltd.	7,196	138,671
DA Office Investment Corp.(a)	174	369,700
Daito Trust Construction Co., Ltd.	11,400	538,804
Daiwa House Industry Co., Ltd.	58,000	619,281
Frontier Real Estate Investment Corp.	36	255,223
Fukuoka REIT Corp.	42	219,260
Japan Excellent, Inc.	62	275,052
Japan Logistics Fund, Inc.	24	175,820
Japan Prime Realty Investment Corp.	194	401,358
Japan Real Estate Investment Corp.	86	631,871
Japan Retail Fund Investment Corp.	115	515,119
Kenedix Realty Investment Corp.	74	201,901
MID REIT, Inc.	99	208,751
Mitsubishi Estate Co., Ltd.	53,589	850,793
Mitsui Fudosan Co., Ltd.	46,308	774,992
Mori Hills REIT Investment Corp.	54	165,373
Mori Trust Sogo REIT, Inc.	45	362,050
Nippon Accommodations Fund, Inc.	34	177,496
Nippon Building Fund, Inc.	114	864,536
Nippon Commercial Investment Corp.	150	218,325
Nippon Residential Investment Corp.	84	204,643
Nomura Real Estate Holdings, Inc.	15,065	221,861
Nomura Real Estate Office Fund, Inc.	76	411,451
Orix JREIT, Inc.	73	362,275
Premier Investment Corp.	55	179,601
Sumitomo Real Estate Sales Co., Ltd.	3,566	147,091
Sumitomo Realty & Development Co., Ltd.	20,279	378,809
Tokyo Tatemono Co., Ltd.	42,751	162,564
Tokyu Land Corp.	45,168	165,932
Tokyu REIT, Inc.	48	256,770
Top REIT, Inc.	49	217,380
United Urban Investment Corp.	70	368,441

Total Japan		11,041,194

Netherlands - 4.3%
Corio N.V.	19,658	1,345,063
Eurocommercial Properties N.V.	11,909	492,089
Nieuwe Steen Investments Funds N.V.	18,844	383,917
VastNed Offices N.V.	14,600	246,550
VastNed Retail N.V.	7,813	513,796
Wereldhave N.V.	7,290	697,637

Total Netherlands		3,679,052

New Zealand - 0.9%
AMP NZ Office Trust	362,625	200,537
Goodman Property Trust	426,291	331,904
Kiwi Income Property Trust	332,771	251,826

Total New Zealand		784,267

Singapore - 9.5%
Ascendas Real Estate Investment Trust	574,901	909,064
Ascott Residence Trust	377,000	322,234
Cambridge Industrial Trust	722,280	231,508
CapitaCommercial Trust	745,635	621,385
CapitaLand Ltd.	334,589	1,000,943
CapitaMall Trust	747,786	958,734
CDL Hospitality Trusts	479,432	597,604
City Developments Ltd.(a)	38,103	313,737
Frasers Centrepoint Trust	300,432	299,587
Frasers Commercial Trust	1,775,070	177,007
Keppel Land Ltd.	120,168	299,575
Lippo-Mapletree Indonesia Retail Trust	530,782	190,922
Mapletree Logistics Trust	921,285	515,124
Singapore Land Ltd.	75,544	353,520

See Notes to Schedule of Investments.

16   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund (DRW)

December 31, 2009

Investments	Shares	U.S. $ Value
Starhill Global REIT	668,526	$249,992
Suntec Real Estate Investment Trust	807,828	776,785
UOL Group Ltd.	96,000	278,300

Total Singapore		8,096,021

Sweden - 1.7%
Castellum AB	48,758	495,085
Fabege AB	58,355	369,413
Hufvudstaden AB Class A	43,621	331,429
Wihlborgs Fastigheter AB	14,407	267,353

Total Sweden		1,463,280

United Kingdom - 8.5%
British Land Co. PLC	160,964	1,247,676
Derwent London PLC	12,674	270,159
Hammerson PLC	99,605	681,991
Land Securities Group PLC	224,548	2,483,886
Segro PLC	459,994	2,559,761

Total United Kingdom		7,243,473

TOTAL COMMON STOCKS (Cost: $94,677,671)		84,451,318

WARRANTS - 0.0%
France - 0.0%
Fonciere Des Regions, expiring 12/31/10* (Cost: $0)	16,435	13,889

TOTAL LONG-TERM INVESTMENTS (Cost: $94,677,671)		84,465,207

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(c) (Cost: $29,667)	29,667	29,667

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(d) (Cost: $1,996,000)(e)	1,996,000	1,996,000

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $96,703,338)(f)		86,490,874
Liabilities in Excess of Foreign Currency and Other Assets - (1.8)%		(1,561,484)

NET ASSETS - 100.0%		$84,929,390

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
††	Restricted security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(d)	Interest rate shown reflects yield as of December 31, 2009.
(e)	At December 31, 2009, the total market value of the Fund’s securities on loan was $1,888,169 and the total market value of the collateral held by the Fund was $1,996,000.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

17   WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.8%
AAR Corp.*	150	$3,447
Alliant Techsystems, Inc.*	113	9,975
Ceradyne, Inc.*	134	2,574
Cubic Corp.	134	4,998
Curtiss-Wright Corp.	97	3,038
DynCorp International, Inc. Class A*	503	7,218
Esterline Technologies Corp.*	76	3,099
General Dynamics Corp.	1,390	94,756
Goodrich Corp.	342	21,973
HEICO Corp.	129	5,719
Hexcel Corp.*	361	4,686
Honeywell International, Inc.	1,875	73,500
ITT Corp.	380	18,901
L-3 Communications Holdings, Inc.	460	39,997
Lockheed Martin Corp.	1,096	82,584
Moog, Inc. Class A*	103	3,011
Northrop Grumman Corp.	598	33,398
Orbital Sciences Corp.*	127	1,938
Precision Castparts Corp.	381	42,043
Raytheon Co.	1,259	64,864
Rockwell Collins, Inc.	425	23,528
Spirit Aerosystems Holdings, Inc. Class A*	384	7,626
Stanley, Inc.*	194	5,318
Teledyne Technologies, Inc.*	76	2,915
TransDigm Group, Inc.	222	10,543
Triumph Group, Inc.	66	3,184
United Technologies Corp.	2,002	138,959

Total Aerospace & Defense		713,792

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc.*	96	3,576
C.H. Robinson Worldwide, Inc.	299	17,560
Expeditors International Washington, Inc.	354	12,295
Forward Air Corp.	61	1,528
HUB Group, Inc. Class A*	79	2,120
United Parcel Service, Inc. Class B	1,174	67,352

Total Air Freight & Logistics		104,431

Airlines - 0.1%
Allegiant Travel Co.	109	5,141
Hawaiian Holdings, Inc.*	693	4,851
Republic Airways Holdings, Inc.*	254	1,877
Skywest, Inc.	192	3,249

Total Airlines		15,118

Auto Components - 0.0%
WABCO Holdings, Inc.	1	26

Automobiles - 0.0%
Harley-Davidson, Inc.	425	10,710

Beverages - 2.6%
Brown-Forman Corp. Class B	395	21,160
Coca-Cola Bottling Co. Consolidated	93	5,024
Coca-Cola Co. (The)	5,061	288,477
Coca-Cola Enterprises, Inc.	1,382	29,298
Constellation Brands, Inc. Class A*	310	4,938
Dr. Pepper Snapple Group, Inc.	876	24,791
Hansen Natural Corp.*	151	5,799
Molson Coors Brewing Co. Class B	474	21,406
Pepsi Bottling Group, Inc.	620	23,250
PepsiAmericas, Inc.	316	9,246
PepsiCo, Inc.	3,886	236,269

Total Beverages		669,658

Biotechnology - 1.9%
Alkermes, Inc.*	579	5,448
Amgen, Inc.*	3,939	222,829
Biogen Idec, Inc.*	819	43,817
Celgene Corp.*	355	19,767
Cephalon, Inc.*	213	13,293
Cubist Pharmaceuticals, Inc.*	576	10,927
Emergent Biosolutions, Inc.*	83	1,128
Genzyme Corp.*	472	23,133
Gilead Sciences, Inc.*	2,600	112,528
Immunomedics, Inc.*	1,615	5,184
Martek Biosciences Corp.*	277	5,246
Myriad Genetics, Inc.*	289	7,543
OSI Pharmaceuticals, Inc.*	597	18,525
PDL BioPharma, Inc.	1,622	11,127

Total Biotechnology		500,495

Building Products - 0.0%
Ameron International Corp.	33	2,094
Apogee Enterprises, Inc.	190	2,660
Armstrong World Industries, Inc.*	1	39
Simpson Manufacturing Co., Inc.	78	2,098

Total Building Products		6,891

Capital Markets - 2.4%
Ameriprise Financial, Inc.	167	6,483
BlackRock Kelso Capital Corp.	778	6,629
BlackRock, Inc.	132	30,650
Broadpoint Gleacher Securities, Inc.*	1,023	4,563
Charles Schwab Corp. (The)	2,416	45,469
Eaton Vance Corp.	245	7,450
Federated Investors, Inc. Class B	271	7,453
Franklin Resources, Inc.	435	45,827
GAMCO Investors, Inc. Class A	73	3,525
GFI Group, Inc.	711	3,249
Goldman Sachs Group, Inc. (The)	1,432	241,779
Greenhill & Co., Inc.	42	3,370
Investment Technology Group, Inc.*	140	2,758
Knight Capital Group, Inc. Class A*	619	9,533
Northern Trust Corp.	808	42,339
optionsXpress Holdings, Inc.	212	3,275
Prospect Capital Corp.	174	2,055
Raymond James Financial, Inc.	308	7,321
Riskmetrics Group, Inc.*	329	5,234
SEI Investments Co.	292	5,116
State Street Corp.	1,760	76,630
Stifel Financial Corp.*	44	2,607
T. Rowe Price Group, Inc.	352	18,744
TD Ameritrade Holding Corp.*	1,739	33,702
Waddell & Reed Financial, Inc. Class A	88	2,688

Total Capital Markets		618,449

Chemicals - 1.7%
Air Products & Chemicals, Inc.	326	26,426
Airgas, Inc.	250	11,900
Albemarle Corp.	151	5,492
Arch Chemicals, Inc.	80	2,470
Ashland, Inc.	1	40
Balchem Corp.	154	5,161
Celanese Corp. Series A	464	14,894
CF Industries Holdings, Inc.	249	22,604
Eastman Chemical Co.	85	5,120
Ecolab, Inc.	292	13,017
FMC Corp.	152	8,476
H.B. Fuller Co.	177	4,027
Huntsman Corp.	2,297	25,933

See Notes to Schedule of Investments.

1   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Innophos Holdings, Inc.	269	$6,184
International Flavors & Fragrances, Inc.	176	7,241
Intrepid Potash, Inc.*(a)	172	5,017
Koppers Holdings, Inc.	106	3,227
Lubrizol Corp.	182	13,277
Monsanto Co.	1,146	93,685
Mosaic Co. (The)	633	37,809
NewMarket Corp.	71	8,149
Olin Corp.	240	4,205
PPG Industries, Inc.	159	9,308
Praxair, Inc.	610	48,989
RPM International, Inc.	436	8,864
Scotts Miracle-Gro Co. (The) Class A	176	6,919
Sensient Technologies Corp.	108	2,840
Sigma-Aldrich Corp.	307	15,513
Stepan Co.	79	5,120
Terra Industries, Inc.	438	14,099
Valspar Corp.	202	5,482
W.R. Grace & Co.*	1	25

Total Chemicals		441,513

Commercial Banks - 2.0%
Associated Banc-Corp.	287	3,160
Bancfirst Corp.	41	1,519
BancorpSouth, Inc.	181	4,246
Bank of Hawaii Corp.	121	5,694
Bank of the Ozarks, Inc.	188	5,503
BB&T Corp.	1,488	37,751
BOK Financial Corp.	217	10,312
Camden National Corp.	159	5,199
City National Corp.	88	4,013
Commerce Bancshares, Inc.	249	9,641
Community Bank System, Inc.	89	1,719
Community Trust Bancorp, Inc.	220	5,379
Cullen/Frost Bankers, Inc.	114	5,700
CVB Financial Corp.	233	2,013
First Citizens BancShares, Inc. Class A	22	3,608
First Financial Bancorp*	773	11,255
First Financial Bankshares, Inc.	46	2,495
FirstMerit Corp.	182	3,665
FNB Corp.	201	1,365
Fulton Financial Corp.	399	3,479
Glacier Bancorp, Inc.	137	1,880
Hancock Holding Co.	64	2,803
International Bancshares Corp.	493	9,332
M&T Bank Corp.(a)	202	13,512
NBT Bancorp, Inc.	84	1,711
Old National Bancorp	168	2,088
Park National Corp.	39	2,296
PNC Financial Services Group, Inc.	560	29,562
Prosperity Bancshares, Inc.	96	3,885
Republic Bancorp, Inc. Class A	266	5,480
S&T Bancorp, Inc.	67	1,140
Simmons First National Corp. Class A	191	5,310
Susquehanna Bancshares, Inc.	178	1,048
SVB Financial Group*	116	4,836
TCF Financial Corp.	353	4,808
Tompkins Financial Corp.	128	5,184
Trustmark Corp.	138	3,110
U.S. Bancorp	2,903	65,346
UMB Financial Corp.	66	2,597
United Bankshares, Inc.(a)	90	1,797
Valley National Bancorp	197	2,784
Wells Fargo & Co.	7,627	205,853
Westamerica Bancorp.	51	2,824

Total Commercial Banks		506,902

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	118	2,438
Cintas Corp.	310	8,075
Clean Harbors, Inc.*	42	2,504
Consolidated Graphics, Inc.*	96	3,362
Copart, Inc.*	153	5,604
Cornell Cos., Inc.*	245	5,561
Corrections Corp. of America*	239	5,867
Covanta Holding Corp.*	200	3,618
Deluxe Corp.	603	8,918
Ennis, Inc.	349	5,860
Geo Group, Inc. (The)*	103	2,254
Herman Miller, Inc.	272	4,347
HNI Corp.	157	4,338
Iron Mountain, Inc.*	366	8,330
Knoll, Inc.	285	2,944
M&F Worldwide Corp.*	132	5,214
McGrath Rentcorp	229	5,120
Mine Safety Appliances Co.	84	2,229
Mobile Mini, Inc.*	340	4,791
Pitney Bowes, Inc.	638	14,521
Republic Services, Inc.	460	13,023
Rollins, Inc.	151	2,911
Stericycle, Inc.*	166	9,158
SYKES Enterprises, Inc.*	136	3,464
Tetra Tech, Inc.*	104	2,826
United Stationers, Inc.*	93	5,287
Waste Connections, Inc.*	111	3,701
Waste Management, Inc.	1,257	42,499

Total Commercial Services & Supplies		188,764

Communications Equipment - 1.8%
Adtran, Inc.	187	4,217
Arris Group, Inc.*	283	3,235
Black Box Corp.	63	1,785
Cisco Systems, Inc.*	11,419	273,371
Comtech Telecommunications Corp.*	59	2,068
F5 Networks, Inc.*	121	6,411
Harris Corp.	421	20,018
Juniper Networks, Inc.*	467	12,455
Polycom, Inc.*	198	4,944
QUALCOMM, Inc.	2,909	134,570
Tekelec*	162	2,475
Tellabs, Inc.*	945	5,368

Total Communications Equipment		470,917

Computers & Peripherals - 5.0%
Apple, Inc.*	1,375	289,932
Dell, Inc.*	4,971	71,383
Diebold, Inc.	124	3,528
EMC Corp.*	2,636	46,051
Hewlett-Packard Co.	6,461	332,806
International Business Machines Corp.	3,680	481,712
Lexmark International, Inc. Class A*	93	2,416
NetApp, Inc.*	403	13,859
QLogic Corp.*	294	5,548
Synaptics, Inc.*(a)	189	5,793
Teradata Corp.*	437	13,735
Western Digital Corp.*	605	26,711

Total Computers & Peripherals		1,293,474

Construction & Engineering - 0.5%
Aecom Technology Corp.*	334	9,185
EMCOR Group, Inc.*	219	5,891
Fluor Corp.	756	34,050
Granite Construction, Inc.	77	2,592

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Jacobs Engineering Group, Inc.*	480	$18,053
KBR, Inc.	790	15,010
MasTec, Inc.*	224	2,800
Quanta Services, Inc.*	468	9,753
Tutor Perini Corp.*	429	7,756
URS Corp.*	255	11,353

Total Construction & Engineering		116,443

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	51	4,560
Texas Industries, Inc.	52	1,820
Vulcan Materials Co.	87	4,582

Total Construction Materials		10,962

Consumer Finance - 0.3%
Advance America, Cash Advance Centers, Inc.	852	4,737
American Express Co.	702	28,445
Cash America International, Inc.	97	3,391
Credit Acceptance Corp.*	141	5,936
Dollar Financial Corp.*	177	4,188
Ezcorp, Inc. Class A*	115	1,979
First Cash Financial Services, Inc.*	238	5,281
Nelnet, Inc. Class A	291	5,014
Student Loan Corp. (The)	80	3,726
World Acceptance Corp.*(a)	89	3,189

Total Consumer Finance		65,886

Containers & Packaging - 0.4%
AEP Industries, Inc.*	128	4,900
Aptargroup, Inc.	115	4,110
Ball Corp.	285	14,734
Bemis Co., Inc.	167	4,952
Boise, Inc.*	980	5,204
Crown Holdings, Inc.*	184	4,707
Greif, Inc. Class A	40	2,159
Packaging Corp. of America	508	11,689
Pactiv Corp.*	376	9,077
Rock-Tenn Co. Class A	186	9,376
Sealed Air Corp.	545	11,914
Silgan Holdings, Inc.	156	9,029
Sonoco Products Co.	142	4,153
Temple-Inland, Inc.	311	6,565

Total Containers & Packaging		102,569

Distributors - 0.1%
Core-Mark Holding Co., Inc.*	166	5,471
Genuine Parts Co.	435	16,513
LKQ Corp.*	296	5,799

Total Distributors		27,783

Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A*	509	30,835
Brink’s Home Security Holdings, Inc.*	155	5,059
Career Education Corp.*	132	3,077
Corinthian Colleges, Inc.*	366	5,040
DeVry, Inc.	164	9,304
H&R Block, Inc.	1,163	26,307
Hillenbrand, Inc.	262	4,936
ITT Educational Services, Inc.*	135	12,955
Matthews International Corp. Class A	62	2,197
Pre-Paid Legal Services, Inc.*	48	1,972
Regis Corp.	182	2,834
Service Corp. International	1,185	9,705
Strayer Education, Inc.(a)	13	2,762
Weight Watchers International, Inc.	347	10,118

Total Diversified Consumer Services		127,101

Diversified Financial Services - 1.9%
Bank of America Corp.	12,074	181,834
CME Group, Inc.	124	41,658
Financial Federal Corp.	71	1,953
Interactive Brokers Group, Inc. Class A	292	5,174
IntercontinentalExchange, Inc.*	144	16,171
JPMorgan Chase & Co.	4,816	200,683
Moody’s Corp.	741	19,859
MSCI, Inc. Class A*	154	4,897
NASDAQ OMX Group (The)*	714	14,151
Portfolio Recovery Associates, Inc.*	124	5,565

Total Diversified Financial Services		491,945

Diversified Telecommunication Services - 2.5%
AboveNet, Inc.*	85	5,528
Alaska Communications Systems Group, Inc.	340	2,713
AT&T, Inc.	13,461	377,312
CenturyTel, Inc.	477	17,272
Cincinnati Bell, Inc.*	2,846	9,819
Frontier Communications Corp.	592	4,624
Qwest Communications International, Inc.	2,714	11,426
Verizon Communications, Inc.	6,086	201,629
Windstream Corp.	1,753	19,265

Total Diversified Telecommunication Services		649,588

Electric Utilities - 2.4%
Allegheny Energy, Inc.	560	13,149
ALLETE, Inc.	88	2,876
American Electric Power Co., Inc.	1,335	46,445
Cleco Corp.	134	3,662
DPL, Inc.	409	11,288
Duke Energy Corp.	3,160	54,384
Edison International	862	29,980
El Paso Electric Co.*	105	2,129
Entergy Corp.	591	48,367
Exelon Corp.	2,217	108,345
FirstEnergy Corp.	654	30,378
FPL Group, Inc.	1,317	69,564
Great Plains Energy, Inc.	479	9,288
Hawaiian Electric Industries, Inc.	164	3,428
IDACORP, Inc.	103	3,291
ITC Holdings Corp.	178	9,272
MGE Energy, Inc.	65	2,323
Northeast Utilities	511	13,179
NV Energy, Inc.	513	6,351
Pepco Holdings, Inc.	413	6,959
Portland General Electric Co.	142	2,898
PPL Corp.	673	21,745
Progress Energy, Inc.	828	33,956
Southern Co.	2,075	69,139
UIL Holdings Corp.	67	1,881
Unisource Energy Corp.	162	5,215
Westar Energy, Inc.	239	5,191

Total Electric Utilities		614,683

Electrical Equipment - 0.8%
A.O. Smith Corp.	91	3,948
Acuity Brands, Inc.	118	4,206
AMETEK, Inc.	212	8,107
AZZ, Inc.*	149	4,872
Baldor Electric Co.	167	4,691
Brady Corp. Class A	161	4,832
Emerson Electric Co.	1,825	77,745
EnerSys*	1	22
First Solar, Inc.*(a)	219	29,653
General Cable Corp.*	160	4,707

See Notes to Schedule of Investments.

3   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
GT Solar International, Inc.*(a)	905	$5,032
Hubbell, Inc. Class B	169	7,994
II-VI, Inc.*	112	3,562
Powell Industries, Inc.*	153	4,824
Regal-Beloit Corp.	108	5,609
Rockwell Automation, Inc.	141	6,624
Roper Industries, Inc.	167	8,746
SunPower Corp. Class A*	62	1,468
Thomas & Betts Corp.*	58	2,076
Woodward Governor Co.	163	4,200

Total Electrical Equipment		192,918

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	339	15,655
Anixter International, Inc.*	60	2,826
Arrow Electronics, Inc.*	172	5,093
Avnet, Inc.*	252	7,600
AVX Corp.	478	6,056
Benchmark Electronics, Inc.*	209	3,952
Checkpoint Systems, Inc.*	187	2,852
Corning, Inc.	3,609	69,690
Dolby Laboratories, Inc. Class A*	281	13,412
FLIR Systems, Inc.*	386	12,630
Ingram Micro, Inc. Class A*	549	9,580
MTS Systems Corp.	75	2,156
Multi-Fineline Electronix, Inc.*	186	5,277
National Instruments Corp.	141	4,152
Plexus Corp.*	160	4,560
Rofin-Sinar Technologies, Inc.*	104	2,455
Scansource, Inc.*	114	3,044
SYNNEX Corp.*	1	31
Tech Data Corp.*	182	8,492
Trimble Navigation Ltd.*	204	5,141

Total Electronic Equipment, Instruments & Components		184,654

Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.*	373	13,372
Baker Hughes, Inc.	871	35,258
BJ Services Co.	389	7,235
Bristow Group, Inc.*	96	3,691
Cal Dive International, Inc.*	1,088	8,225
Cameron International Corp.*	672	28,090
CARBO Ceramics, Inc.	61	4,158
Diamond Offshore Drilling, Inc.	650	63,973
Dresser-Rand Group, Inc.*	420	13,276
Dril-Quip, Inc.*	73	4,123
FMC Technologies, Inc.*	283	16,369
Gulfmark Offshore, Inc.*	126	3,567
Halliburton Co.	2,619	78,806
Helmerich & Payne, Inc.	342	13,639
Hornbeck Offshore Services, Inc.*	171	3,981
Lufkin Industries, Inc.	65	4,758
National Oilwell Varco, Inc.	1,837	80,993
Oceaneering International, Inc.*	119	6,964
Oil States International, Inc.*	226	8,880
Parker Drilling Co.*	846	4,188
Patterson-UTI Energy, Inc.	258	3,960
Pride International, Inc.*	849	27,092
Rowan Cos., Inc.*	648	14,671
RPC, Inc.	323	3,359
SEACOR Holdings, Inc.*	119	9,074
Smith International, Inc.	558	15,161
Superior Energy Services, Inc.*	231	5,611
Tidewater, Inc.	337	16,159
Willbros Group, Inc.*	312	5,263

Total Energy Equipment & Services		503,896

Food & Staples Retailing - 4.5%
BJ’s Wholesale Club, Inc.*	110	3,598
Casey’s General Stores, Inc.	122	3,894
Costco Wholesale Corp.	904	53,490
CVS Caremark Corp.	5,445	175,383
Ingles Markets, Inc. Class A	112	1,695
Kroger Co. (The)	2,764	56,745
Pantry, Inc. (The)*	393	5,341
Pricesmart, Inc.	259	5,294
Ruddick Corp.	98	2,521
Safeway, Inc.	1,707	36,342
Spartan Stores, Inc.	371	5,302
SUPERVALU, Inc.	1,033	13,129
Sysco Corp.	1,726	48,224
United Natural Foods, Inc.*	89	2,380
Walgreen Co.	2,425	89,046
Wal-Mart Stores, Inc.	12,068	645,035
Whole Foods Market, Inc.*	297	8,153

Total Food & Staples Retailing		1,155,572

Food Products - 2.0%
American Dairy, Inc.*	242	5,247
American Italian Pasta Co. Class A*	156	5,427
Archer-Daniels-Midland Co.	1,587	49,689
Cal-Maine Foods, Inc.	152	5,180
Campbell Soup Co.	946	31,975
Chiquita Brands International, Inc.*	135	2,435
ConAgra Foods, Inc.	1,375	31,694
Corn Products International, Inc.	219	6,401
Darling International, Inc.*	437	3,662
Dean Foods Co.*	649	11,708
Del Monte Foods Co.	835	9,469
Flowers Foods, Inc.	139	3,303
General Mills, Inc.	833	58,985
H.J. Heinz Co.	834	35,662
Hershey Co. (The)	482	17,251
Hormel Foods Corp.	399	15,342
J.M. Smucker Co. (The)	305	18,834
Kellogg Co.	932	49,582
Kraft Foods, Inc. Class A	3,611	98,147
Lancaster Colony Corp.	69	3,429
McCormick & Co., Inc.	353	12,754
Ralcorp Holdings, Inc.*	193	11,524
Sara Lee Corp.	1,106	13,471
Seneca Foods Corp. Class A*	220	5,251
Tyson Foods, Inc. Class A	283	3,472

Total Food Products		509,894

Gas Utilities - 0.4%
AGL Resources, Inc.	307	11,196
Atmos Energy Corp.	215	6,321
Energen Corp.	258	12,074
EQT Corp.	102	4,480
Laclede Group, Inc. (The)	50	1,689
National Fuel Gas Co.	93	4,650
New Jersey Resources Corp.	101	3,778
Nicor, Inc.	102	4,294
Northwest Natural Gas Co.	58	2,612
Oneok, Inc.	296	13,193
Piedmont Natural Gas Co., Inc.	125	3,344
Questar Corp.	462	19,205
South Jersey Industries, Inc.	74	2,825
Southwest Gas Corp.	97	2,768
UGI Corp.	438	10,595

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
WGL Holdings, Inc.	109	$3,656

Total Gas Utilities		106,680

Health Care Equipment & Supplies - 2.2%
Align Technology, Inc.*	287	5,114
American Medical Systems Holdings, Inc.*	273	5,266
Baxter International, Inc.	1,710	100,343
Beckman Coulter, Inc.	99	6,479
Becton Dickinson and Co.	729	57,489
C.R. Bard, Inc.	279	21,734
Conmed Corp.*	78	1,778
Cooper Cos., Inc. (The)	135	5,146
Cyberonics, Inc.*	253	5,171
DENTSPLY International, Inc.	389	13,681
Edwards Lifesciences Corp.*	72	6,253
Gen-Probe, Inc.*	70	3,003
Greatbatch, Inc.*	273	5,250
Haemonetics Corp.*	37	2,041
Hill-Rom Holdings, Inc.	118	2,831
Hospira, Inc.*	411	20,961
IDEXX Laboratories, Inc.*	100	5,344
Immucor, Inc.*	103	2,085
Intuitive Surgical, Inc.*	26	7,886
Kinetic Concepts, Inc.*	229	8,622
Medtronic, Inc.	2,705	118,966
ResMed, Inc.*	187	9,774
St. Jude Medical, Inc.*	512	18,831
STERIS Corp.	129	3,608
Stryker Corp.	972	48,960
SurModics, Inc.*	206	4,668
Symmetry Medical, Inc.*	663	5,344
Teleflex, Inc.	140	7,545
Varian Medical Systems, Inc.*	349	16,351
West Pharmaceutical Services, Inc.	62	2,430
Zimmer Holdings, Inc.*	543	32,097

Total Health Care Equipment & Supplies		555,051

Health Care Providers & Services - 3.8%
Aetna, Inc.	1,633	51,766
Amedisys, Inc.*(a)	180	8,741
AMERIGROUP Corp.*	162	4,367
AmerisourceBergen Corp.	927	24,167
Amsurg Corp.*	85	1,872
Cardinal Health, Inc.	1,301	41,944
Catalyst Health Solutions, Inc.*	95	3,465
Centene Corp.*	139	2,943
Chemed Corp.	63	3,022
CIGNA Corp.	1,001	35,305
Community Health Systems, Inc.*	343	12,211
Coventry Health Care, Inc.*	562	13,651
DaVita, Inc.*	312	18,327
Emergency Medical Services Corp. Class A*	78	4,224
Ensign Group, Inc. (The)	345	5,303
Express Scripts, Inc.*	467	40,372
Five Star Quality Care, Inc.*	1,537	5,333
Gentiva Health Services, Inc.*	98	2,647
Hanger Orthopedic Group, Inc.*	367	5,076
Health Management Associates, Inc. Class A*	1,043	7,583
Health Net, Inc.*	261	6,079
Healthsouth Corp.*	270	5,068
Healthspring, Inc.*	483	8,506
Healthways, Inc.*	171	3,136
Henry Schein, Inc.*	275	14,465
Humana, Inc.*	1,017	44,636
inVentiv Health, Inc.*	152	2,458
Kindred Healthcare, Inc.*	149	2,750
Laboratory Corp. of America Holdings*	317	23,724
Landauer, Inc.	84	5,158
LHC Group, Inc.*	148	4,974
LifePoint Hospitals, Inc.*	175	5,689
Lincare Holdings, Inc.*	206	7,647
Magellan Health Services, Inc.*	83	3,381
McKesson Corp.	886	55,375
Medco Health Solutions, Inc.*	909	58,094
Mednax, Inc.*	114	6,852
Molina Healthcare, Inc.*	117	2,676
National Healthcare Corp.	137	4,947
Odyssey HealthCare, Inc.*	334	5,204
Omnicare, Inc.	530	12,815
Owens & Minor, Inc.	80	3,434
Patterson Cos., Inc.*	268	7,499
PSS World Medical, Inc.*	106	2,392
Psychiatric Solutions, Inc.*	351	7,420
Quest Diagnostics, Inc.	543	32,786
Skilled Healthcare Group, Inc. Class A*	690	5,140
Sun Healthcare Group, Inc.*	721	6,611
Tenet Healthcare Corp.*	1,607	8,662
Triple-S Management Corp. Class B*	311	5,474
UnitedHealth Group, Inc.	5,714	174,163
Universal American Corp.*	766	8,962
Universal Health Services, Inc. Class B	438	13,359
VCA Antech, Inc.*	177	4,411
WellPoint, Inc.*	2,223	129,579

Total Health Care Providers & Services		985,845

Health Care Technology - 0.1%
Cerner Corp.*(a)	112	9,233
Eclipsys Corp.*	144	2,667
IMS Health, Inc.	628	13,226

Total Health Care Technology		25,126

Hotels, Restaurants & Leisure - 1.6%
Ameristar Casinos, Inc.	224	3,411
Bally Technologies, Inc.*	144	5,946
Bob Evans Farms, Inc.	96	2,779
Brinker International, Inc.	363	5,416
Burger King Holdings, Inc.	510	9,598
CEC Entertainment, Inc.*	82	2,617
Cheesecake Factory (The)*	220	4,750
Chipotle Mexican Grill, Inc. Class A*	37	3,262
Choice Hotels International, Inc.	105	3,324
CKE Restaurants, Inc.	627	5,304
Cracker Barrel Old Country Store, Inc.	89	3,381
Darden Restaurants, Inc.	536	18,798
Domino’s Pizza, Inc.*	372	3,117
Einstein Noah Restaurant Group, Inc.*	579	5,692
International Game Technology	399	7,489
International Speedway Corp. Class A	114	3,243
Interval Leisure Group, Inc.*	418	5,212
Jack In The Box, Inc.*	362	7,121
Life Time Fitness, Inc.*	189	4,712
McDonald’s Corp.	3,133	195,625
Panera Bread Co. Class A*	38	2,545
Papa John’s International, Inc.*	214	4,999
Penn National Gaming, Inc.*	153	4,159
Sonic Corp.*	151	1,521
Speedway Motorsports, Inc.	436	7,682
Starbucks Corp.*	756	17,433
Starwood Hotels & Resorts Worldwide, Inc.	174	6,363
Texas Roadhouse, Inc.*	466	5,233
Vail Resorts, Inc.*	111	4,196
WMS Industries, Inc.*	83	3,320

See Notes to Schedule of Investments.

5   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Wyndham Worldwide Corp.	451	$9,097
Yum! Brands, Inc.	1,304	45,601

Total Hotels, Restaurants & Leisure		412,946

Household Durables - 0.2%
Black & Decker Corp.	71	4,603
Blyth, Inc.	67	2,259
Jarden Corp.	72	2,226
Leggett & Platt, Inc.	239	4,876
National Presto Industries, Inc.	51	5,571
Newell Rubbermaid, Inc.	742	11,137
NVR, Inc.*	3	2,132
Tempur-Pedic International, Inc.*	124	2,930
Tupperware Brands Corp.	94	4,378
Whirlpool Corp.	108	8,711

Total Household Durables		48,823

Household Products - 2.5%
Central Garden and Pet Co. Class A*	506	5,030
Church & Dwight Co., Inc.	188	11,365
Clorox Co.	397	24,217
Colgate-Palmolive Co.	1,148	94,308
Energizer Holdings, Inc.*	175	10,724
Kimberly-Clark Corp.	1,189	75,751
Procter & Gamble Co. (The)	7,083	429,442
WD-40 Co.	161	5,210

Total Household Products		656,047

Independent Power Producers & Energy Traders - 0.3%
AES Corp. (The)*	779	10,368
Calpine Corp.*	768	8,448
NRG Energy, Inc.*	2,061	48,660
Ormat Technologies, Inc.	64	2,422

Total Independent Power Producers & Energy Traders		69,898

Industrial Conglomerates - 2.2%
3M Co.	1,234	102,015
Carlisle Cos., Inc.	68	2,330
General Electric Co.	30,572	462,554
Seaboard Corp.	5	6,745

Total Industrial Conglomerates		573,644

Insurance - 5.6%
Alleghany Corp.*	24	6,624
Allstate Corp. (The)	1,048	31,482
American Family Life Assurance Co., Inc.	2,159	99,854
American Financial Group, Inc.	904	22,555
American Physicians Capital, Inc.	54	1,637
Amerisafe, Inc.*	92	1,653
Amtrust Financial Services, Inc.	366	4,326
AON Corp.	474	18,173
Arthur J. Gallagher & Co.	152	3,422
Assurant, Inc.	769	22,670
Berkshire Hathaway, Inc. Class B*	107	351,602
Brown & Brown, Inc.	498	8,949
Chubb Corp.	2,053	100,967
Cincinnati Financial Corp.	301	7,898
CNA Financial Corp.*	1,089	26,136
CNA Surety Corp.*	521	7,758
Delphi Financial Group, Inc. Class A	431	9,641
Employers Holdings, Inc.	211	3,237
Erie Indemnity Co. Class A	112	4,370
FBL Financial Group, Inc. Class A	272	5,037
Fidelity National Financial, Inc. Class A	461	6,205
First American Corp.	82	2,715
First Mercury Financial Corp.	373	5,114
FPIC Insurance Group, Inc.*	39	1,506
Hanover Insurance Group, Inc. (The)	211	9,375
Harleysville Group, Inc.	91	2,893
HCC Insurance Holdings, Inc.	570	15,943
Horace Mann Educators Corp.	154	1,925
Infinity Property & Casualty Corp.	176	7,153
Lincoln National Corp.	789	19,630
Loews Corp.	208	7,561
Markel Corp.*	38	12,920
Marsh & McLennan Cos., Inc.	109	2,407
MBIA, Inc.*	3,084	12,274
Mercury General Corp.	104	4,083
Metlife, Inc.	1,206	42,632
National Interstate Corp.	283	4,800
National Western Life Insurance Co. Class A	31	5,382
Navigators Group, Inc.*	150	7,066
Principal Financial Group, Inc.	1,318	31,685
ProAssurance Corp.*	188	10,097
Progressive Corp. (The)*	2,575	46,324
Protective Life Corp.	300	4,965
Prudential Financial, Inc.	2,339	116,389
Reinsurance Group of America, Inc.	415	19,775
RLI Corp.	145	7,721
Safety Insurance Group, Inc.	59	2,138
Selective Insurance Group	81	1,332
StanCorp Financial Group, Inc.	281	11,246
Torchmark Corp.	504	22,151
Tower Group, Inc.	95	2,224
Transatlantic Holdings, Inc.	465	24,231
Travelers Cos., Inc. (The)	3,168	157,956
Unitrin, Inc.	237	5,226
Universal Insurance Holdings, Inc.	706	4,144
Unum Group	1,916	37,400
W.R. Berkley Corp.	665	16,386
Wesco Financial Corp.	4	1,372
Zenith National Insurance Corp.	79	2,351

Total Insurance		1,434,688

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	271	36,455
NetFlix, Inc.*	84	4,632
priceline.com, Inc.*	98	21,413

Total Internet & Catalog Retail		62,500

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	252	6,383
Digital River, Inc.*	97	2,618
Earthlink, Inc.	1,273	10,579
eBay, Inc.*	2,811	66,171
Equinix, Inc.*	82	8,704
Google, Inc. Class A*	390	241,792
j2 Global Communications, Inc.*	378	7,692
Limelight Networks, Inc.*	1,361	5,349
Sohu.com, Inc.*	159	9,108
ValueClick, Inc.*	261	2,641
VeriSign, Inc.*	391	9,478
WebMD Health Corp. Class A*	1	39
Yahoo!, Inc.*	1,039	17,434

Total Internet Software & Services		387,988

IT Services - 2.2%
Acxiom Corp.*	390	5,234
Affiliated Computer Services, Inc. Class A*	295	17,609
Alliance Data Systems Corp.*	136	8,784
Automatic Data Processing, Inc.	1,447	61,960
Broadridge Financial Solutions, Inc.	394	8,889
CACI International, Inc. Class A*	66	3,224

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Cognizant Technology Solutions Corp. Class A*	582	$26,365
Computer Sciences Corp.*	655	37,682
CSG Systems International, Inc.*	129	2,463
DST Systems, Inc.*	276	12,020
Euronet Worldwide, Inc.*	154	3,380
Fidelity National Information Services, Inc.	459	10,759
Fiserv, Inc.*	449	21,767
Gartner, Inc.*	190	3,428
Global Payments, Inc.	148	7,971
Hewitt Associates, Inc. Class A*	280	11,833
Lender Processing Services, Inc.	278	11,303
Mantech International Corp. Class A*	59	2,848
Mastercard, Inc. Class A	271	69,371
MAXIMUS, Inc.	59	2,950
MoneyGram International, Inc.*	2,331	6,713
NeuStar, Inc. Class A*	157	3,617
Paychex, Inc.	797	24,420
SAIC, Inc.*	1,162	22,008
Sapient Corp.*	654	5,409
SRA International, Inc. Class A*	136	2,598
Syntel, Inc.	106	4,031
TeleTech Holdings, Inc.*	226	4,527
Total System Services, Inc.	728	12,573
Visa, Inc. Class A	1,275	111,511
Western Union Co. (The)	2,218	41,809
Wright Express Corp.*	300	9,558

Total IT Services		578,614

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	454	14,555
Mattel, Inc.	834	16,663
Polaris Industries, Inc.	115	5,018
Pool Corp.	129	2,461

Total Leisure Equipment & Products		38,697

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc. Class A*	38	3,666
Bruker Corp.*	406	4,896
Charles River Laboratories International, Inc.*	163	5,492
Covance, Inc.*	104	5,675
Dionex Corp.*	21	1,551
Illumina, Inc.*	86	2,636
Mettler-Toledo International, Inc.*	76	7,979
Millipore Corp.*	132	9,550
Parexel International Corp.*	195	2,750
PerkinElmer, Inc.	259	5,333
Pharmaceutical Product Development, Inc.	388	9,095
Techne Corp.	113	7,747
Thermo Fisher Scientific, Inc.*	784	37,389
Varian, Inc.*	49	2,525
Waters Corp.*	272	16,853

Total Life Sciences Tools & Services		123,137

Machinery - 1.6%
Actuant Corp. Class A	202	3,743
AGCO Corp.*	217	7,018
Astec Industries, Inc.*	70	1,886
Barnes Group, Inc.	227	3,836
Bucyrus International, Inc.	268	15,107
Caterpillar, Inc.	678	38,639
Chart Industries, Inc.*	191	3,161
CIRCOR International, Inc.	88	2,216
CLARCOR, Inc.	89	2,887
Crane Co.	93	2,848
Cummins, Inc.	116	5,320
Danaher Corp.	707	53,166
Deere & Co.	709	38,350
Donaldson Co., Inc.	138	5,871
Dover Corp.	417	17,351
Eaton Corp.	222	14,124
EnPro Industries, Inc.*	126	3,328
ESCO Technologies, Inc.	50	1,792
Federal Signal Corp.	221	1,330
Flowserve Corp.	196	18,528
Graco, Inc.	168	4,800
Harsco Corp.	98	3,159
IDEX Corp.	189	5,887
Illinois Tool Works, Inc.	754	36,184
John Bean Technologies Corp.	307	5,222
Joy Global, Inc.	331	17,076
Kaydon Corp.	73	2,610
Middleby Corp.*	70	3,431
Mueller Industries, Inc.	131	3,254
Nordson Corp.	104	6,363
PACCAR, Inc.	204	7,399
Pall Corp.	180	6,516
Parker Hannifin Corp.	234	12,608
Pentair, Inc.	164	5,297
Robbins & Myers, Inc.	140	3,293
Snap-On, Inc.	145	6,128
SPX Corp.	165	9,025
Stanley Works (The)	119	6,130
Toro Co.	105	4,390
Trinity Industries, Inc.	234	4,081
Valmont Industries, Inc.	59	4,629
Wabtec Corp.	88	3,594
Watts Water Technologies, Inc. Class A	91	2,814

Total Machinery		404,391

Marine - 0.1%
Alexander & Baldwin, Inc.	96	3,286
American Commercial Lines, Inc.*	87	1,595
International Shipholding Corp.	173	5,375
Kirby Corp.*	141	4,911

Total Marine		15,167

Media - 2.4%
Belo Corp. Class A	1	5
Cablevision Systems Corp. Class A	242	6,248
CBS Corp. Class B	732	10,285
Comcast Corp. Class A	8,496	143,243
DIRECTV Class A*	1,836	61,231
Discovery Communications, Inc. Class C*	873	23,152
DISH Network Corp. Class A*	2,019	41,935
DreamWorks Animation SKG, Inc. Class A*	204	8,150
Harte-Hanks, Inc.	336	3,622
Interactive Data Corp.	353	8,931
Interpublic Group of Cos., Inc.*	757	5,587
John Wiley & Sons, Inc. Class A	112	4,690
Marvel Entertainment, Inc.*	145	7,842
McGraw-Hill Cos., Inc. (The)	779	26,104
Meredith Corp.	188	5,800
Morningstar, Inc.*	87	4,206
Omnicom Group, Inc.	1,013	39,659
Regal Entertainment Group Class A	203	2,931
Scholastic Corp.	121	3,609
Scripps Networks Interactive, Inc. Class A	368	15,272
Viacom, Inc. Class B*	1,622	48,222
Walt Disney Co. (The)	4,190	135,127
Washington Post Co. (The) Class B	10	4,396
World Wrestling Entertainment, Inc. Class A	164	2,514

Total Media		612,761

See Notes to Schedule of Investments.

7   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Metals & Mining - 0.4%
AMCOL International Corp.	77	$2,188
Cliffs Natural Resources, Inc.	156	7,190
Compass Minerals International, Inc.	138	9,272
Haynes International, Inc.	100	3,297
Newmont Mining Corp.	710	33,590
Reliance Steel & Aluminum Co.	139	6,008
Southern Copper Corp.	660	21,721
Walter Energy, Inc.	196	14,761

Total Metals & Mining		98,027

Multiline Retail - 0.8%
Big Lots, Inc.*	278	8,056
Dollar Tree, Inc.*	279	13,476
Family Dollar Stores, Inc.	513	14,277
J.C. Penney Co., Inc.	143	3,805
Kohl’s Corp.*	791	42,659
Nordstrom, Inc.	450	16,911
Target Corp.	2,088	100,996

Total Multiline Retail		200,180

Multi-Utilities - 1.7%
Alliant Energy Corp.	140	4,236
Ameren Corp.	737	20,599
Avista Corp.	131	2,828
Centerpoint Energy, Inc.	1,002	14,539
CH Energy Group, Inc.	122	5,187
CMS Energy Corp.	662	10,367
Consolidated Edison, Inc.	506	22,988
Dominion Resources, Inc.	1,841	71,652
DTE Energy Co.	504	21,969
Integrys Energy Group, Inc.	123	5,165
NiSource, Inc.	587	9,028
NorthWestern Corp.	102	2,654
NSTAR	310	11,408
OGE Energy Corp.	250	9,223
PG&E Corp.	962	42,953
Public Service Enterprise Group, Inc.	2,033	67,597
SCANA Corp.	380	14,318
Sempra Energy	868	48,591
TECO Energy, Inc.	390	6,326
Vectren Corp.	154	3,801
Wisconsin Energy Corp.	156	7,773
Xcel Energy, Inc.	1,175	24,934

Total Multi-Utilities		428,136

Office Electronics - 0.1%
Xerox Corp.	1,278	10,812
Zebra Technologies Corp. Class A*	163	4,623

Total Office Electronics		15,435

Oil, Gas & Consumable Fuels - 7.7%
Arch Coal, Inc.	223	4,962
Arena Resources, Inc.*	84	3,622
Berry Petroleum Co. Class A	1	29
Bill Barrett Corp.*	135	4,200
Cabot Oil & Gas Corp.	83	3,618
Chevron Corp.	5,984	460,708
CNX Gas Corp.*	371	10,952
Concho Resources, Inc.*	115	5,163
Consol Energy, Inc.	574	28,585
Contango Oil & Gas Co.*	44	2,068
CVR Energy, Inc.*	693	4,754
Encore Acquisition Co.*	131	6,291
EOG Resources, Inc.	306	29,774
Exxon Mobil Corp.	14,225	970,003
Frontier Oil Corp.	415	4,997
Hess Corp.	164	9,922
Holly Corp.	184	4,716
Marathon Oil Corp.	2,134	66,623
Massey Energy Co.	146	6,133
Murphy Oil Corp.	459	24,878
Noble Energy, Inc.	93	6,623
Occidental Petroleum Corp.	1,446	117,632
Patriot Coal Corp.*	522	8,070
Peabody Energy Corp.	636	28,754
Range Resources Corp.	60	2,991
Southern Union Co.	394	8,944
Spectra Energy Corp.	1,818	37,287
Tesoro Corp.	323	4,377
Western Refining, Inc.*(a)	296	1,394
Williams Cos., Inc. (The)	762	16,063
World Fuel Services Corp.	272	7,287
XTO Energy, Inc.	1,798	83,661

Total Oil, Gas & Consumable Fuels		1,975,081

Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.*	558	5,446
Clearwater Paper Corp.*	121	6,651
Glatfelter	425	5,164
International Paper Co.	873	23,379
KapStone Paper and Packaging Corp.*	583	5,743
Verso Paper Corp.*	2,299	6,000

Total Paper & Forest Products		52,383

Personal Products - 0.3%
Alberto-Culver Co.	158	4,628
American Oriental Bioengineering, Inc.*	1,245	5,789
Avon Products, Inc.	852	26,838
Bare Escentuals, Inc.*	194	2,372
Chattem, Inc.*	44	4,105
Estee Lauder Cos., Inc. (The) Class A	288	13,928
Mead Johnson Nutrition Co. Class A	451	19,709
NBTY, Inc.*	159	6,923
Nu Skin Enterprises, Inc. Class A	156	4,192

Total Personal Products		88,484

Pharmaceuticals - 6.7%
Abbott Laboratories	4,643	250,676
Allergan, Inc.	460	28,985
Bristol-Myers Squibb Co.	5,400	136,350
Endo Pharmaceuticals Holdings, Inc.*	477	9,783
Forest Laboratories, Inc.*	1,049	33,683
Johnson & Johnson	8,311	535,311
Merck & Co., Inc.	7,598	277,631
Mylan, Inc.*	278	5,124
Par Pharmaceutical Cos., Inc.*	204	5,520
Perrigo Co.	256	10,199
Pfizer, Inc.	23,517	427,774
Questcor Pharmaceuticals, Inc.*	472	2,242
Watson Pharmaceuticals, Inc.*	318	12,596

Total Pharmaceuticals		1,735,874

Professional Services - 0.2%
Administaff, Inc.	97	2,288
Corporate Executive Board Co. (The)	110	2,510
Dun & Bradstreet Corp.	164	13,837
Equifax, Inc.	267	8,248
FTI Consulting, Inc.*	90	4,244
IHS, Inc. Class A*	166	9,098
Manpower, Inc.	84	4,585
MPS Group, Inc.*	335	4,603
Robert Half International, Inc.	144	3,849

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    8

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Watson Wyatt Worldwide, Inc. Class A*	88	$4,182

Total Professional Services		57,444

Real Estate Investment Trusts (REITs) - 0.9%
Alexander’s, Inc.*	29	8,828
Alexandria Real Estate Equities, Inc.	48	3,086
BioMed Realty Trust, Inc.	191	3,014
Boston Properties, Inc.	47	3,152
BRE Properties, Inc.	62	2,051
Cogdell Spencer, Inc.	897	5,077
DiamondRock Hospitality Co.	343	2,905
Digital Realty Trust, Inc.	106	5,330
Equity Lifestyle Properties, Inc.	102	5,148
Equity One, Inc.	134	2,167
Essex Property Trust, Inc.	60	5,019
Extra Space Storage, Inc.	436	5,036
Federal Realty Investment Trust	50	3,386
Getty Realty Corp.	224	5,271
HCP, Inc.	181	5,528
Health Care REIT, Inc.	99	4,388
Hospitality Properties Trust	487	11,547
HRPT Properties Trust	789	5,105
Liberty Property Trust	138	4,417
LTC Properties, Inc.	185	4,949
Macerich Co. (The)	291	10,461
Mack-Cali Realty Corp.	98	3,388
Medical Properties Trust, Inc.	515	5,150
National Health Investors, Inc.	75	2,774
National Retail Properties, Inc.	175	3,713
Nationwide Health Properties, Inc.	125	4,397
Omega Healthcare Investors, Inc.	167	3,248
Plum Creek Timber Co., Inc.	391	14,764
Potlatch Corp.	78	2,487
Public Storage	368	29,974
Rayonier, Inc.	295	12,437
Realty Income Corp.	116	3,006
Senior Housing Properties Trust	200	4,374
Simon Property Group, Inc.	198	15,800
Ventas, Inc.	155	6,780
Weingarten Realty Investors	145	2,869

Total Real Estate Investment Trusts (REITs)		221,026

Real Estate Management & Development - 0.0%
Forestar Group, Inc.*	234	5,143

Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	852	84,024
CSX Corp.	1,093	53,000
Genesee & Wyoming, Inc. Class A*	64	2,089
Heartland Express, Inc.	126	1,924
JB Hunt Transport Services, Inc.	194	6,260
Kansas City Southern*	71	2,364
Knight Transportation, Inc.	104	2,006
Landstar System, Inc.	82	3,179
Norfolk Southern Corp.	926	48,541
Old Dominion Freight Line, Inc.*	91	2,794
Union Pacific Corp.	1,325	84,667
Werner Enterprises, Inc.	108	2,137

Total Road & Rail		292,985

Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	478	10,817
Amkor Technology, Inc.*	859	6,150
Analog Devices, Inc.	431	13,611
Cymer, Inc.*	129	4,951
Hittite Microwave Corp.*	121	4,931
Intel Corp.	5,610	114,444
Linear Technology Corp.	432	13,193
Microchip Technology, Inc.	213	6,190
PMC - Sierra, Inc.*	1	9
Sigma Designs, Inc.*	281	3,007
Skyworks Solutions, Inc.*	236	3,349
Tessera Technologies, Inc.*	202	4,701
Texas Instruments, Inc.	1,666	43,416
Xilinx, Inc.	557	13,958

Total Semiconductors & Semiconductor Equipment		242,727

Software - 4.6%
Activision Blizzard, Inc.*	1,430	15,887
Adobe Systems, Inc.*	781	28,725
Ansys, Inc.*	114	4,954
BMC Software, Inc.*	449	18,005
CA, Inc.	1,480	33,241
Citrix Systems, Inc.*	196	8,156
Compuware Corp.*	622	4,497
FactSet Research Systems, Inc.	86	5,665
Fair Isaac Corp.	168	3,580
i2 Technologies, Inc.*	277	5,296
Informatica Corp.*	154	3,983
Intuit, Inc.*	691	21,221
Jack Henry & Associates, Inc.	164	3,792
McAfee, Inc.*	121	4,909
MICROS Systems, Inc.*	195	6,051
Microsoft Corp.	21,578	657,913
MicroStrategy, Inc. Class A*	58	5,453
Net 1 UEPS Technologies, Inc.*	229	4,447
Oracle Corp.	10,965	269,081
Parametric Technology Corp.*	229	3,742
Progress Software Corp.*	104	3,038
Quest Software, Inc.*	295	5,428
Red Hat, Inc.*	206	6,365
S1 Corp.*	834	5,438
Salesforce.com, Inc.*	78	5,754
Sybase, Inc.*	198	8,593
Synopsys, Inc.*	512	11,407
TeleCommunication Systems, Inc. Class A*	583	5,643
TIBCO Software, Inc.*	347	3,342
Tyler Technologies, Inc.*	266	5,296
VMware, Inc. Class A*	280	11,866

Total Software		1,180,768

Specialty Retail - 2.6%
Aaron’s, Inc.	97	2,690
Advance Auto Parts, Inc.	317	12,832
Aeropostale, Inc.*	217	7,389
American Eagle Outfitters, Inc.	358	6,079
AutoNation, Inc.*	615	11,777
AutoZone, Inc.*	192	30,349
Barnes & Noble, Inc.	180	3,433
Bed Bath & Beyond, Inc.*	598	23,101
Best Buy Co., Inc.	1,253	49,443
Buckle, Inc. (The)	138	4,041
Cabela’s, Inc.*(a)	310	4,421
CarMax, Inc.*	336	8,148
Cato Corp. (The) Class A	255	5,115
Childrens Place Retail Stores, Inc. (The)*	171	5,645
Collective Brands, Inc.*	177	4,030
Dick’s Sporting Goods, Inc.*	257	6,392
Dress Barn, Inc.*	220	5,082
GameStop Corp. Class A*	815	17,881
Gap, Inc. (The)	2,172	45,503
Group 1 Automotive, Inc.*	184	5,216
Guess ?, Inc.	235	9,941

See Notes to Schedule of Investments.

9   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2009

Investments	Shares	Value
Gymboree Corp.*	110	$4,784
Home Depot, Inc.	3,938	113,926
J Crew Group, Inc.*	87	3,892
JOS A Bank Clothiers, Inc.*	70	2,953
Lowe’s Cos., Inc.	3,445	80,579
Ltd. Brands, Inc.	591	11,371
Men’s Wearhouse, Inc. (The)	158	3,328
O’Reilly Automotive, Inc.*	373	14,219
PetSmart, Inc.	263	7,019
RadioShack Corp.	490	9,555
Rent-A-Center, Inc.*	477	8,452
Ross Stores, Inc.	447	19,091
Sally Beauty Holdings, Inc.*	445	3,404
Sherwin-Williams Co. (The)	331	20,406
Staples, Inc.	1,471	36,172
Systemax, Inc.	204	3,205
Tiffany & Co.	174	7,482
TJX Cos., Inc.	1,361	49,745
Tractor Supply Co.*	66	3,495
Urban Outfitters, Inc.*	242	8,468

Total Specialty Retail		680,054

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.*	128	3,360
Coach, Inc.	814	29,735
Columbia Sportswear Co.	90	3,514
Deckers Outdoor Corp.*	35	3,560
Fossil, Inc.*	112	3,759
Hanesbrands, Inc.*	119	2,869
Iconix Brand Group, Inc.*	209	2,644
Maidenform Brands, Inc.*	312	5,207
NIKE, Inc. Class B	1,290	85,230
Phillips-Van Heusen Corp.	81	3,295
Polo Ralph Lauren Corp.	239	19,354
Timberland Co. (The) Class A*	155	2,779
Under Armour, Inc. Class A*	72	1,964
Unifirst Corp.	71	3,416
VF Corp.	269	19,702
Warnaco Group, Inc. (The)*	121	5,105
Wolverine World Wide, Inc.	123	3,348

Total Textiles, Apparel & Luxury Goods		198,841

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	139	1,728
Capitol Federal Financial	56	1,762
Dime Community Bancshares	457	5,356
First Niagara Financial Group, Inc.	179	2,490
Flushing Financial Corp.	473	5,326
Hudson City Bancorp, Inc.	1,710	23,478
New York Community Bancorp, Inc.	1,083	15,714
NewAlliance Bancshares, Inc.	428	5,140
Northwest Bancshares, Inc.	222	2,513
People’s United Financial, Inc.	239	3,991
TFS Financial Corp.	169	2,052
Washington Federal, Inc.	121	2,340

Total Thrifts & Mortgage Finance		71,890

Tobacco - 2.1%
Alliance One International, Inc.*	1,142	5,573
Altria Group, Inc.	7,223	141,788
Lorillard, Inc.	552	44,287
Philip Morris International, Inc.	6,088	293,381
Reynolds American, Inc.	1,018	53,923
Universal Corp.	205	9,350
Vector Group Ltd.	172	2,408

Total Tobacco		550,710

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	149	3,288
Beacon Roofing Supply, Inc.*	313	5,008
Fastenal Co.	207	8,620
GATX Corp.	181	5,204
H&E Equipment Services, Inc.*	271	2,843
Interline Brands, Inc.*	164	2,832
MSC Industrial Direct Co. Class A	149	7,003
TAL International Group, Inc.	140	1,852
W.W. Grainger, Inc.	206	19,947
Watsco, Inc.	59	2,890
WESCO International, Inc.*	319	8,616

Total Trading Companies & Distributors		68,103

Water Utilities - 0.1%
American States Water Co.	146	5,170
American Water Works Co., Inc.	402	9,009
Aqua America, Inc.	153	2,679

Total Water Utilities		16,858

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	316	13,654
MetroPCS Communications, Inc.*	961	7,333
NII Holdings, Inc.*	488	16,387
Syniverse Holdings, Inc.*	259	4,527
Telephone & Data Systems, Inc.	448	15,196
USA Mobility, Inc.	496	5,461

Total Wireless Telecommunication Services		62,558

TOTAL COMMON STOCKS (Cost: $25,868,193)		25,629,744

SHORT-TERM INVESTMENT - 0.3%
MONEY MARKET FUND - 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $79,376)	79,376	79,376

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
MONEY MARKET FUND - 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $82,000)(d)	82,000	82,000

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $26,029,569)(e)		25,791,120
Liabilities in Excess of Other Assets - (0.2)%		(53,698)

NET ASSETS - 100.0%		$25,737,422

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $79,895 and the total market value of the collateral held by the Fund was $82,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    10

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc.*	260	$22,950
General Dynamics Corp.	3,518	239,822
Goodrich Corp.	986	63,351
Honeywell International, Inc.	4,762	186,670
ITT Corp.	923	45,910
L-3 Communications Holdings, Inc.	1,170	101,732
Lockheed Martin Corp.	2,784	209,774
Northrop Grumman Corp.	1,570	87,685
Precision Castparts Corp.	1,001	110,460
Raytheon Co.	3,186	164,143
Rockwell Collins, Inc.	1,123	62,169
United Technologies Corp.	5,147	357,253

Total Aerospace & Defense		1,651,919

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	717	42,110
Expeditors International Washington, Inc.	844	29,312
United Parcel Service, Inc. Class B	2,970	170,389

Total Air Freight & Logistics		241,811

Automobiles - 0.0%
Harley-Davidson, Inc.	1,139	28,703

Beverages - 2.9%
Brown-Forman Corp. Class B	976	52,284
Coca-Cola Co. (The)	12,825	731,025
Coca-Cola Enterprises, Inc.	3,535	74,942
Constellation Brands, Inc. Class A*	584	9,303
Dr. Pepper Snapple Group, Inc.	2,138	60,505
Hansen Natural Corp.*	435	16,704
Molson Coors Brewing Co. Class B	1,193	53,876
Pepsi Bottling Group, Inc.	1,597	59,888
PepsiAmericas, Inc.	702	20,541
PepsiCo, Inc.	9,990	607,392

Total Beverages		1,686,460

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc.*	180	8,788
Amgen, Inc.*	9,873	558,516
Biogen Idec, Inc.*	2,051	109,728
Celgene Corp.*	835	46,493
Cephalon, Inc.*(a)	523	32,640
Genzyme Corp.*	1,153	56,508
Gilead Sciences, Inc.*	6,535	282,835

Total Biotechnology		1,095,508

Capital Markets - 2.5%
Ameriprise Financial, Inc.	509	19,759
BlackRock, Inc.	345	80,109
Charles Schwab Corp. (The)	6,063	114,106
Eaton Vance Corp.	497	15,114
Franklin Resources, Inc.	1,129	118,940
Goldman Sachs Group, Inc. (The)	3,756	634,163
Northern Trust Corp.	2,036	106,687
Raymond James Financial, Inc.	764	18,160
SEI Investments Co.	1,171	20,516
State Street Corp.	4,432	192,969
T. Rowe Price Group, Inc.	896	47,712
TD Ameritrade Holding Corp.*	4,129	80,020

Total Capital Markets		1,448,255

Chemicals - 1.6%
Air Products & Chemicals, Inc.	862	69,874
Airgas, Inc.	566	26,942
Albemarle Corp.	362	13,166
Celanese Corp. Series A	1,159	37,204
CF Industries Holdings, Inc.	660	59,915
Eastman Chemical Co.	200	12,048
Ecolab, Inc.	886	39,498
FMC Corp.	385	21,468
International Flavors & Fragrances, Inc.	452	18,595
Lubrizol Corp.	478	34,870
Monsanto Co.	2,959	241,898
Mosaic Co. (The)	1,837	109,724
PPG Industries, Inc.	438	25,640
Praxair, Inc.	1,538	123,517
Sigma-Aldrich Corp.	735	37,139
Terra Industries, Inc.	1,061	34,154

Total Chemicals		905,652

Commercial Banks - 1.6%
BB&T Corp.	3,497	88,719
BOK Financial Corp.	462	21,954
Commerce Bancshares, Inc.	476	18,431
Cullen/Frost Bankers, Inc.	426	21,300
M&T Bank Corp.	526	35,184
PNC Financial Services Group, Inc.	1,470	77,601
U.S. Bancorp	7,526	169,410
Wells Fargo & Co.	19,429	524,389

Total Commercial Banks		956,988

Commercial Services & Supplies - 0.4%
Cintas Corp.	879	22,898
Corrections Corp. of America*	702	17,234
Iron Mountain, Inc.*	801	18,231
Pitney Bowes, Inc.	1,730	39,375
Republic Services, Inc.	1,010	28,593
Stericycle, Inc.*	355	19,585
Waste Management, Inc.	3,200	108,192

Total Commercial Services & Supplies		254,108

Communications Equipment - 1.9%
3Com Corp.*	496	3,720
Cisco Systems, Inc.*	28,981	693,805
F5 Networks, Inc.*	212	11,232
Harris Corp.	1,029	48,929
Juniper Networks, Inc.*	1,121	29,897
QUALCOMM, Inc.	7,265	336,079

Total Communications Equipment		1,123,662

Computers & Peripherals - 5.6%
Apple, Inc.*	3,475	732,739
Dell, Inc.*	12,753	183,133
EMC Corp.*	6,746	117,853
Hewlett-Packard Co.	16,381	843,785
International Business Machines Corp.	9,416	1,232,554
NetApp, Inc.*	997	34,287
Teradata Corp.*	903	28,381
Western Digital Corp.*	1,748	77,174

Total Computers & Peripherals		3,249,906

Construction & Engineering - 0.4%
Aecom Technology Corp.*	811	22,302
Fluor Corp.	1,880	84,675
Jacobs Engineering Group, Inc.*	1,180	44,380
KBR, Inc.	1,927	36,613
Quanta Services, Inc.*	928	19,340
URS Corp.*	636	28,315

Total Construction & Engineering		235,625

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	122	10,908

See Notes to Schedule of Investments.

11 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
Vulcan Materials Co.	21	$1,106

Total Construction Materials		12,014

Consumer Finance - 0.2%
American Express Co.	2,193	88,860

Containers & Packaging - 0.2%
Ball Corp.	638	32,985
Bemis Co., Inc.	643	19,065
Crown Holdings, Inc.*	631	16,141
Pactiv Corp.*	830	20,036
Sealed Air Corp.	1,218	26,625
Sonoco Products Co.	395	11,554

Total Containers & Packaging		126,406

Distributors - 0.1%
Genuine Parts Co.	1,050	39,858

Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A*	1,254	75,967
DeVry, Inc.	374	21,217
H&R Block, Inc.	2,887	65,304
ITT Educational Services, Inc.*	330	31,667

Total Diversified Consumer Services		194,155

Diversified Financial Services - 2.1%
Bank of America Corp.	30,933	465,851
CME Group, Inc.	313	105,152
IntercontinentalExchange, Inc.*	322	36,161
JPMorgan Chase & Co.	12,458	519,125
Moody’s Corp.	1,711	45,855
MSCI, Inc. Class A*	242	7,695
NASDAQ OMX Group (The)*	1,824	36,152

Total Diversified Financial Services		1,215,991

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	34,287	961,065
CenturyTel, Inc.	1,324	47,942
Qwest Communications International, Inc.	7,688	32,366
Verizon Communications, Inc.	15,408	510,467
Windstream Corp.	3,805	41,817

Total Diversified Telecommunication Services		1,593,657

Electric Utilities - 2.4%
Allegheny Energy, Inc.	1,362	31,980
American Electric Power Co., Inc.	3,440	119,678
DPL, Inc.	978	26,993
Duke Energy Corp.	8,051	138,558
Edison International	2,149	74,742
Entergy Corp.	1,496	122,433
Exelon Corp.	5,721	279,585
FirstEnergy Corp.	1,680	78,036
FPL Group, Inc.	3,320	175,362
Northeast Utilities	1,046	26,976
Pepco Holdings, Inc.	1,311	22,090
Pinnacle West Capital Corp.	80	2,927
PPL Corp.	1,577	50,953
Progress Energy, Inc.	2,137	87,638
Southern Co.	5,243	174,697

Total Electric Utilities		1,412,648

Electrical Equipment - 0.6%
AMETEK, Inc.	525	20,076
Emerson Electric Co.	4,613	196,514
First Solar, Inc.*(a)	536	72,574
Rockwell Automation, Inc.	376	17,665
Roper Industries, Inc.	509	26,656

Total Electrical Equipment		333,485

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	898	41,470
Arrow Electronics, Inc.*	414	12,258
Avnet, Inc.*	610	18,398
Corning, Inc.	9,889	190,957
Dolby Laboratories, Inc. Class A*	628	29,974
FLIR Systems, Inc.*	911	29,808

Total Electronic Equipment, Instruments & Components		322,865

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	2,289	92,659
BJ Services Co.	1,106	20,572
Cameron International Corp.*	1,639	68,510
Diamond Offshore Drilling, Inc.	1,648	162,196
FMC Technologies, Inc.*	723	41,818
Halliburton Co.	6,589	198,263
Helmerich & Payne, Inc.	1,059	42,233
National Oilwell Varco, Inc.	4,726	208,369
Oceaneering International, Inc.*	388	22,706
Pride International, Inc.*	2,024	64,586
Rowan Cos., Inc.*	1,712	38,760
Smith International, Inc.	1,456	39,559

Total Energy Equipment & Services		1,000,231

Food & Staples Retailing - 4.9%
Costco Wholesale Corp.	2,231	132,008
CVS Caremark Corp.	13,677	440,536
Kroger Co. (The)	6,955	142,786
Safeway, Inc.	4,315	91,866
SUPERVALU, Inc.	2,794	35,512
Sysco Corp.	4,323	120,785
Walgreen Co.	6,272	230,308
Wal-Mart Stores, Inc.	30,941	1,653,797
Whole Foods Market, Inc.*	531	14,576

Total Food & Staples Retailing		2,862,174

Food Products - 2.0%
Archer-Daniels-Midland Co.	4,127	129,216
Campbell Soup Co.	2,396	80,985
ConAgra Foods, Inc.	3,474	80,076
Dean Foods Co.*	1,677	30,253
General Mills, Inc.	2,089	147,922
H.J. Heinz Co.	2,142	91,592
Hershey Co. (The)	1,231	44,057
Hormel Foods Corp.	985	37,873
J.M. Smucker Co. (The)	750	46,312
Kellogg Co.	2,366	125,871
Kraft Foods, Inc. Class A	9,161	248,996
McCormick & Co., Inc.	827	29,880
Ralcorp Holdings, Inc.*	476	28,422
Sara Lee Corp.	2,960	36,053
Tyson Foods, Inc. Class A	225	2,761

Total Food Products		1,160,269

Gas Utilities - 0.2%
Energen Corp.	631	29,531
EQT Corp.	404	17,743
National Fuel Gas Co.	223	11,150
Oneok, Inc.	768	34,230
Questar Corp.	1,042	43,316

Total Gas Utilities		135,970

Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	4,446	260,891
Beckman Coulter, Inc.	210	13,742

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 12

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
Becton Dickinson and Co.	1,929	$152,121
C.R. Bard, Inc.	777	60,528
DENTSPLY International, Inc.	897	31,548
Edwards Lifesciences Corp.*	231	20,062
Hospira, Inc.*(a)	1,034	52,734
IDEXX Laboratories, Inc.*	253	13,520
Intuitive Surgical, Inc.*	87	26,389
Inverness Medical Innovations, Inc.*	60	2,491
Medtronic, Inc.	6,846	301,087
ResMed, Inc.*	362	18,922
St. Jude Medical, Inc.*	1,340	49,285
Stryker Corp.	2,585	130,207
Varian Medical Systems, Inc.*	847	39,682
Zimmer Holdings, Inc.*	1,434	84,764

Total Health Care Equipment & Supplies		1,257,973

Health Care Providers & Services - 3.4%
Aetna, Inc.	4,438	140,685
AmerisourceBergen Corp.	2,310	60,222
Cardinal Health, Inc.	3,287	105,973
CIGNA Corp.	2,617	92,302
Community Health Systems, Inc.*	767	27,305
Coventry Health Care, Inc.*	1,402	34,055
DaVita, Inc.*	793	46,581
Express Scripts, Inc.*	1,159	100,195
Henry Schein, Inc.*	655	34,453
Humana, Inc.*	2,564	112,534
Laboratory Corp. of America Holdings*	787	58,899
McKesson Corp.	2,228	139,250
Medco Health Solutions, Inc.*	2,265	144,756
Patterson Cos., Inc.*	845	23,643
Quest Diagnostics, Inc.	1,364	82,358
UnitedHealth Group, Inc.	14,409	439,186
WellPoint, Inc.*	5,725	333,710

Total Health Care Providers & Services		1,976,107

Health Care Technology - 0.1%
Cerner Corp.*(a)	288	23,743
IMS Health, Inc.	1,506	31,716

Total Health Care Technology		55,459

Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	1,343	47,099
International Game Technology	1,038	19,483
McDonald’s Corp.	7,982	498,396
Starbucks Corp.*	1,998	46,074
Starwood Hotels & Resorts Worldwide, Inc.	500	18,285
Wyndham Worldwide Corp.	1,094	22,066
Yum! Brands, Inc.	3,286	114,912

Total Hotels, Restaurants & Leisure		766,315

Household Durables - 0.2%
Black & Decker Corp.	195	12,642
Fortune Brands, Inc.	134	5,789
Leggett & Platt, Inc.	299	6,099
Newell Rubbermaid, Inc.	1,894	28,429
NVR, Inc.*	17	12,082
Tupperware Brands Corp.	347	16,160
Whirlpool Corp.	295	23,795

Total Household Durables		104,996

Household Products - 2.8%
Church & Dwight Co., Inc.	442	26,719
Clorox Co.	1,038	63,318
Colgate-Palmolive Co.	2,932	240,864
Energizer Holdings, Inc.*	475	29,108
Kimberly-Clark Corp.	3,127	199,221
Procter & Gamble Co. (The)	18,089	1,096,736

Total Household Products		1,655,966

Independent Power Producers & Energy Traders - 0.3%
AES Corp. (The)*	2,269	30,201
Calpine Corp.*	1,896	20,856
NRG Energy, Inc.*	5,210	123,008

Total Independent Power Producers & Energy Traders		174,065

Industrial Conglomerates - 2.5%
3M Co.	3,185	263,304
General Electric Co.	77,928	1,179,051

Total Industrial Conglomerates		1,442,355

Insurance - 5.6%
Allstate Corp. (The)	2,877	86,425
American Family Life Assurance Co., Inc.	5,520	255,300
American Financial Group, Inc.	2,353	58,707
American National Insurance Co.	27	3,225
AON Corp.	1,219	46,736
Assurant, Inc.	1,994	58,783
Berkshire Hathaway, Inc. Class B	272	893,792
Chubb Corp.	5,271	259,228
Cincinnati Financial Corp.	1,031	27,053
CNA Financial Corp.*	2,894	69,456
Fidelity National Financial, Inc. Class A	1,178	15,856
First American Corp.	405	13,410
HCC Insurance Holdings, Inc.	1,497	41,871
Lincoln National Corp.	2,140	53,243
Loews Corp.	806	29,298
Markel Corp.*	97	32,980
Marsh & McLennan Cos., Inc.	526	11,614
Metlife, Inc.	3,310	117,008
Principal Financial Group, Inc.	3,213	77,241
Progressive Corp. (The)*	6,538	117,619
Prudential Financial, Inc.	6,006	298,859
Reinsurance Group of America, Inc.	1,097	52,272
Torchmark Corp.	1,292	56,783
Transatlantic Holdings, Inc.	1,207	62,897
Travelers Cos., Inc. (The)	7,993	398,531
Unum Group	4,951	96,644
W.R. Berkley Corp.	1,560	38,438

Total Insurance		3,273,269

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	695	93,491
NetFlix, Inc.*	215	11,855
priceline.com, Inc.*	237	51,785

Total Internet & Catalog Retail		157,131

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	659	16,692
eBay, Inc.*	7,353	173,090
Equinix, Inc.*	180	19,107
Google, Inc. Class A*	983	609,440
VeriSign, Inc.*	925	22,422
Yahoo!, Inc.*	2,393	40,155

Total Internet Software & Services		880,906

IT Services - 2.1%
Affiliated Computer Services, Inc. Class A*	667	39,813
Alliance Data Systems Corp.*	316	20,411
Automatic Data Processing, Inc.	3,584	153,467
Broadridge Financial Solutions, Inc.	1,102	24,861
Cognizant Technology Solutions Corp. Class A*	1,371	62,106

See Notes to Schedule of Investments.

13 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
Computer Sciences Corp.*	1,595	$91,760
Fidelity National Information Services, Inc.	1,141	26,745
Fiserv, Inc.*	1,132	54,879
Global Payments, Inc.	331	17,828
Hewitt Associates, Inc. Class A*	676	28,568
Lender Processing Services, Inc.	699	28,421
Mastercard, Inc. Class A	675	172,787
Paychex, Inc.	1,900	58,216
SAIC, Inc.*	2,884	54,623
Total System Services, Inc.	1,520	26,251
Visa, Inc. Class A	3,159	276,286
Western Union Co. (The)	5,638	106,276

Total IT Services		1,243,298

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,088	34,881
Mattel, Inc.	2,257	45,095

Total Leisure Equipment & Products		79,976

Life Sciences Tools & Services - 0.3%
Covance, Inc.*	373	20,355
Illumina, Inc.*	373	11,432
Mettler-Toledo International, Inc.*	169	17,743
Millipore Corp.*	251	18,160
Thermo Fisher Scientific, Inc.*	2,000	95,380
Waters Corp.*	600	37,176

Total Life Sciences Tools & Services		200,246

Machinery - 1.4%
AGCO Corp.*	709	22,929
Bucyrus International, Inc.	638	35,964
Caterpillar, Inc.	1,965	111,985
Cummins, Inc.	380	17,427
Danaher Corp.	1,762	132,502
Deere & Co.	1,886	102,014
Donaldson Co., Inc.	322	13,698
Dover Corp.	1,230	51,180
Eaton Corp.	620	39,444
Flowserve Corp.	518	48,967
Illinois Tool Works, Inc.	1,975	94,780
Joy Global, Inc.	871	44,935
PACCAR, Inc.	582	21,109
Pall Corp.	640	23,168
Parker Hannifin Corp.	637	34,322
Pentair, Inc.	322	10,401
Stanley Works (The)	367	18,904

Total Machinery		823,729

Media - 2.5%
Cablevision Systems Corp. Class A	709	18,306
CBS Corp. Class B	1,808	25,403
Comcast Corp. Class A	21,764	366,941
DIRECTV Class A*	4,620	154,077
Discovery Communications, Inc. Class C*	2,158	57,230
DISH Network Corp. Class A*	5,290	109,873
DreamWorks Animation SKG, Inc. Class A*	461	18,417
Interpublic Group of Cos., Inc.*	2,653	19,579
Marvel Entertainment, Inc.*	335	18,117
McGraw-Hill Cos., Inc. (The)	2,086	69,902
Omnicom Group, Inc.	2,573	100,733
Scripps Networks Interactive, Inc. Class A	854	35,441
Viacom, Inc. Class B*	4,247	126,263
Walt Disney Co. (The)	10,843	349,687
Washington Post Co. (The) Class B	22	9,671

Total Media		1,479,640

Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	430	19,819
Newmont Mining Corp.	1,799	85,110
Reliance Steel & Aluminum Co.	326	14,090
Southern Copper Corp.	1,958	64,438
Walter Energy, Inc.	553	41,646

Total Metals & Mining		225,103

Multiline Retail - 0.8%
Dollar Tree, Inc.*	645	31,153
Family Dollar Stores, Inc.	1,214	33,786
J.C. Penney Co., Inc.	441	11,735
Kohl’s Corp.*	1,951	105,217
Nordstrom, Inc.	1,084	40,737
Target Corp.	5,272	255,007

Total Multiline Retail		477,635

Multi-Utilities - 1.8%
Alliant Energy Corp.	292	8,836
Ameren Corp.	1,946	54,391
Centerpoint Energy, Inc.	2,338	33,924
CMS Energy Corp.	1,482	23,208
Consolidated Edison, Inc.	1,254	56,969
Dominion Resources, Inc.	4,682	182,223
DTE Energy Co.	1,126	49,082
Integrys Energy Group, Inc.	322	13,521
NiSource, Inc.	1,284	19,748
NSTAR	662	24,362
OGE Energy Corp.	740	27,299
PG&E Corp.	2,436	108,767
Public Service Enterprise Group, Inc.	5,117	170,140
SCANA Corp.	995	37,492
Sempra Energy	2,200	123,156
TECO Energy, Inc.	1,166	18,913
Wisconsin Energy Corp.	350	17,440
Xcel Energy, Inc.	3,013	63,936

Total Multi-Utilities		1,033,407

Office Electronics - 0.1%
Xerox Corp.	3,753	31,750

Oil, Gas & Consumable Fuels - 8.5%
Alpha Natural Resources, Inc.*	110	4,772
Arch Coal, Inc.	513	11,414
Cabot Oil & Gas Corp.	361	15,736
Chevron Corp.	15,354	1,182,105
CNX Gas Corp.*	744	21,963
Concho Resources, Inc.*	266	11,943
Consol Energy, Inc.	1,405	69,969
Continental Resources, Inc.*	62	2,659
EOG Resources, Inc.	856	83,289
Exxon Mobil Corp.	36,298	2,475,161
Hess Corp.	610	36,905
Marathon Oil Corp.	5,755	179,671
Massey Energy Co.	337	14,157
Murphy Oil Corp.	1,227	66,503
Noble Energy, Inc.	338	24,072
Occidental Petroleum Corp.	3,724	302,947
Peabody Energy Corp.	1,627	73,557
Range Resources Corp.	157	7,826
Spectra Energy Corp.	4,627	94,900
Williams Cos., Inc. (The)	2,195	46,271
XTO Energy, Inc.	4,575	212,875

Total Oil, Gas & Consumable Fuels		4,938,695

Paper & Forest Products - 0.1%
International Paper Co.	2,370	63,469

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    14

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
Personal Products - 0.2%
Avon Products, Inc.	2,091	$65,867
Estee Lauder Cos., Inc. (The) Class A	722	34,916
Mead Johnson Nutrition Co. Class A	1,035	45,229

Total Personal Products		146,012

Pharmaceuticals - 7.5%
Abbott Laboratories	11,859	640,267
Allergan, Inc.	1,063	66,980
Bristol-Myers Squibb Co.	13,629	344,132
Forest Laboratories, Inc.*	2,709	86,986
Johnson & Johnson	21,188	1,364,719
Merck & Co., Inc.	19,406	709,095
Mylan, Inc.*	716	13,196
Perrigo Co.	522	20,796
Pfizer, Inc.	59,994	1,091,291
Watson Pharmaceuticals, Inc.*	719	28,480

Total Pharmaceuticals		4,365,942

Professional Services - 0.2%
Dun & Bradstreet Corp.	379	31,976
Equifax, Inc.	846	26,133
IHS, Inc. Class A*	282	15,456
Manpower, Inc.	184	10,043
Robert Half International, Inc.	311	8,313

Total Professional Services		91,921

Real Estate Investment Trusts (REITs) - 0.5%
AvalonBay Communities, Inc.	99	8,129
Boston Properties, Inc.	157	10,530
Digital Realty Trust, Inc.	112	5,631
Federal Realty Investment Trust	208	14,086
HCP, Inc.	406	12,399
Health Care REIT, Inc.	344	15,246
Liberty Property Trust	466	14,917
Nationwide Health Properties, Inc.	400	14,072
Plum Creek Timber Co., Inc.	947	35,759
Public Storage	890	72,490
Rayonier, Inc.	697	29,386
Simon Property Group, Inc.	501	39,980
Ventas, Inc.	504	22,045

Total Real Estate Investment Trusts (REITs)		294,670

Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	2,160	213,019
CSX Corp.	2,725	132,135
JB Hunt Transport Services, Inc.	495	15,974
Norfolk Southern Corp.	2,361	123,764
Union Pacific Corp.	3,365	215,023

Total Road & Rail		699,915

Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	1,274	28,831
Analog Devices, Inc.	980	30,948
Cree, Inc.*	101	5,693
Intel Corp.	14,404	293,842
Linear Technology Corp.	1,063	32,464
Microchip Technology, Inc.	720	20,923
National Semiconductor Corp.	216	3,318
Texas Instruments, Inc.	4,439	115,680
Xilinx, Inc.	1,550	38,843

Total Semiconductors & Semiconductor Equipment		570,542

Software - 4.8%
Activision Blizzard, Inc.*	3,442	38,241
Adobe Systems, Inc.*	2,138	78,636
Ansys, Inc.*	318	13,820
Autodesk, Inc.*	84	2,134
BMC Software, Inc.*	1,066	42,747
CA, Inc.	3,687	82,810
Citrix Systems, Inc.*	460	19,140
FactSet Research Systems, Inc.	254	16,731
Intuit, Inc.*	1,678	51,531
McAfee, Inc.*	472	19,149
Microsoft Corp.	54,787	1,670,456
Oracle Corp.	27,922	685,206
Red Hat, Inc.*	351	10,846
Salesforce.com, Inc.*	132	9,738
Sybase, Inc.*	425	18,445
Synopsys, Inc.*	1,094	24,374
VMware, Inc. Class A*	721	30,556

Total Software		2,814,560

Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	96	3,346
Advance Auto Parts, Inc.	747	30,239
American Eagle Outfitters, Inc.	1,026	17,421
AutoNation, Inc.*	1,483	28,399
AutoZone, Inc.*	483	76,348
Bed Bath & Beyond, Inc.*	1,411	54,507
Best Buy Co., Inc.	3,136	123,747
CarMax, Inc.*	727	17,630
GameStop Corp. Class A*	2,010	44,099
Gap, Inc. (The)	5,389	112,899
Guess ?, Inc.	537	22,715
Home Depot, Inc.	9,885	285,973
Lowe’s Cos., Inc.	8,645	202,207
Ltd. Brands, Inc.	1,583	30,457
O’Reilly Automotive, Inc.*	865	32,974
PetSmart, Inc.	856	22,847
Ross Stores, Inc.	1,042	44,504
Sherwin-Williams Co. (The)	796	49,073
Staples, Inc.	3,627	89,188
Tiffany & Co.	479	20,597
TJX Cos., Inc.	3,358	122,735
Urban Outfitters, Inc.*	678	23,723

Total Specialty Retail		1,455,628

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	2,029	74,119
NIKE, Inc. Class B	3,220	212,745
Polo Ralph Lauren Corp.	615	49,803
VF Corp.	766	56,102

Total Textiles, Apparel & Luxury Goods		392,769

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	4,571	62,760
New York Community Bancorp, Inc.	2,820	40,918
People’s United Financial, Inc.	704	11,757
TFS Financial Corp.	252	3,059

Total Thrifts & Mortgage Finance		118,494

Tobacco - 2.3%
Altria Group, Inc.	18,486	362,880
Lorillard, Inc.	1,378	110,557
Philip Morris International, Inc.	15,428	743,475
Reynolds American, Inc.	2,608	138,146

Total Tobacco		1,355,058

Trading Companies & Distributors - 0.1%
Fastenal Co.	605	25,192
MSC Industrial Direct Co. Class A	307	14,429
W.W. Grainger, Inc.	493	47,737

Total Trading Companies & Distributors		87,358

See Notes to Schedule of Investments.

15 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2009

Investments	Shares	Value
Water Utilities - 0.0%
American Water Works Co., Inc.	1,008	$22,589

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	722	31,198
NII Holdings, Inc.*	1,253	42,076
Telephone & Data Systems, Inc.	1,019	34,564
United States Cellular Corp.*	63	2,672

Total Wireless Telecommunication Services		110,510

TOTAL COMMON STOCKS (Cost: $62,723,004)		58,244,638

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $54,731)	54,731	54,731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
MONEY MARKET FUND - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $112,000)(d)	112,000	112,000

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $62,889,735)(e)		58,411,369
Liabilities in Excess of Other Assets – (0.0)%		(15,972)

NET ASSETS - 100.0%		$58,395,397

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $105,627 and the total market value of the collateral held by the Fund was $112,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 16

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.4%
Cubic Corp.	1,348	$50,280
Curtiss-Wright Corp.	2,941	92,112
DigitalGlobe, Inc.*	2,264	54,789
DynCorp International, Inc. Class A*	6,704	96,202
Esterline Technologies Corp.*	2,840	115,787
HEICO Corp.	1,316	58,338
Hexcel Corp.*	6,889	89,419
Moog, Inc. Class A*	2,846	83,189
Spirit Aerosystems Holdings, Inc. Class A*	9,951	197,627
Teledyne Technologies, Inc.*	2,177	83,510
TransDigm Group, Inc.	3,933	186,778
Triumph Group, Inc.	2,088	100,746

Total Aerospace & Defense		1,208,777

Air Freight & Logistics - 0.1%
HUB Group, Inc. Class A*	1,644	44,109

Airlines - 0.4%
Allegiant Travel Co.*	2,028	95,661
Skywest, Inc.	6,022	101,892

Total Airlines		197,553

Auto Components - 0.2%
Fuel Systems Solutions, Inc.*	761	31,384
Gentex Corp.	2,863	51,105
WABCO Holdings, Inc.	365	9,413

Total Auto Components		91,902

Automobiles - 0.1%
Thor Industries, Inc.	1,127	35,388

Biotechnology - 2.7%
Alkermes, Inc.*	10,558	99,351
BioMarin Pharmaceutical, Inc.*	1,551	29,174
Cubist Pharmaceuticals, Inc.*	14,001	265,599
Myriad Genetics, Inc.*	6,723	175,470
OSI Pharmaceuticals, Inc.*	15,399	477,831
PDL BioPharma, Inc.	41,643	285,671

Total Biotechnology		1,333,096

Building Products - 0.3%
Armstrong World Industries, Inc.*	1,635	63,651
Lennox International, Inc.	1,789	69,843
Simpson Manufacturing Co., Inc.	868	23,340

Total Building Products		156,834

Capital Markets - 2.0%
Ares Capital Corp.	2,206	27,465
Federated Investors, Inc. Class B	8,811	242,303
GAMCO Investors, Inc. Class A	1,060	51,187
Greenhill & Co., Inc.	956	76,709
Investment Technology Group, Inc.*	4,812	94,796
Knight Capital Group, Inc. Class A*	12,550	193,270
optionsXpress Holdings, Inc.	5,078	78,455
Riskmetrics Group, Inc.*	2,346	37,325
Stifel Financial Corp.*	1,378	81,633
Teton Advisors, Inc. Class B*†	6	—
Waddell & Reed Financial, Inc. Class A	3,098	94,613

Total Capital Markets		977,756

Chemicals - 3.4%
Ashland, Inc.	221	8,756
H.B. Fuller Co.	2,199	50,027
Huntsman Corp.	56,398	636,733
Intrepid Potash, Inc.*(a)	2,937	85,672
NewMarket Corp.	1,313	150,693
Olin Corp.	6,705	117,472
RPM International, Inc.	8,269	168,109
Scotts Miracle-Gro Co. (The) Class A	4,331	170,252
Sensient Technologies Corp.	4,023	105,805
Valspar Corp.	6,094	165,391
W.R. Grace & Co.*	619	15,692

Total Chemicals		1,674,602

Commercial Banks - 3.4%
Associated Banc-Corp.	3,129	34,450
BancorpSouth, Inc.	4,782	112,186
Bank of Hawaii Corp.	3,333	156,851
City National Corp.	528	24,077
CVB Financial Corp.	6,700	57,888
First Citizens BancShares, Inc. Class A	225	36,902
First Financial Bankshares, Inc.	1,145	62,093
FirstMerit Corp.	5,356	107,870
Fulton Financial Corp.	2,266	19,760
Glacier Bancorp, Inc.	3,721	51,052
Hancock Holding Co.	1,355	59,336
Iberiabank Corp.	232	12,484
International Bancshares Corp.	8,611	163,006
Old National Bancorp	2,487	30,913
Park National Corp.(a)	1,190	70,067
Prosperity Bancshares, Inc.	3,053	123,555
Signature Bank*	1,560	49,764
SVB Financial Group*(a)	880	36,687
TCF Financial Corp.	6,452	87,876
Trustmark Corp.	4,430	99,852
UMB Financial Corp.	2,574	101,287
Valley National Bancorp	6,696	94,615
Westamerica Bancorp.	1,860	102,988

Total Commercial Banks		1,695,559

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	2,946	60,864
Brink’s Co. (The)	2,114	51,455
Clean Harbors, Inc.*	795	47,390
Copart, Inc.*	4,547	166,556
Covanta Holding Corp.*	6,034	109,155
Geo Group, Inc. (The)*	3,768	82,444
Healthcare Services Group, Inc.	1,695	36,375
Herman Miller, Inc.	2,494	39,854
HNI Corp.	1,147	31,691
Mine Safety Appliances Co.	1,051	27,883
RINO International Corp.*	1,535	42,443
Rollins, Inc.	4,261	82,152
SYKES Enterprises, Inc.*	2,527	64,363
Tetra Tech, Inc.*	3,772	102,485
United Stationers, Inc.*	1,809	102,842
Waste Connections, Inc.*	3,917	130,593

Total Commercial Services & Supplies		1,178,545

Communications Equipment - 1.1%
Adtran, Inc.	3,771	85,036
Arris Group, Inc.*	3,164	36,164
Blue Coat Systems, Inc.*	416	11,873
Comtech Telecommunications Corp.*	1,659	58,148
Emulex Corp.*	294	3,205
InterDigital, Inc.*	1,992	52,868
Polycom, Inc.*	3,232	80,703
Riverbed Technology, Inc.*	1,528	35,098
Tekelec*	5,064	77,378
Tellabs, Inc.*	13,928	79,111
Viasat, Inc.*	1,484	47,161

Total Communications Equipment		566,745

See Notes to Schedule of Investments.

17   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
Computers & Peripherals - 0.7%
Diebold, Inc.	3,274	$93,145
Lexmark International, Inc. Class A*	4,117	106,960
QLogic Corp.*	5,064	95,558
Synaptics, Inc.*(a)	2,524	77,360

Total Computers & Peripherals		373,023

Construction & Engineering - 1.2%
EMCOR Group, Inc.*	7,498	201,696
Granite Construction, Inc.	2,435	81,962
Insituform Technologies, Inc. Class A*	1,032	23,447
MasTec, Inc.*	6,237	77,963
Shaw Group, Inc. (The)*	858	24,667
Tutor Perini Corp.*	9,411	170,151

Total Construction & Engineering		579,886

Construction Materials - 0.1%
Eagle Materials, Inc.	1,827	47,593
Texas Industries, Inc.	300	10,497

Total Construction Materials		58,090

Consumer Finance - 1.0%
AmeriCredit Corp.*	1,172	22,315
Cash America International, Inc.	2,768	96,769
Credit Acceptance Corp.*	3,644	153,412
Nelnet, Inc. Class A	7,165	123,453
Student Loan Corp. (The)	2,607	121,408

Total Consumer Finance		517,357

Containers & Packaging - 2.2%
Aptargroup, Inc.	3,725	133,131
Greif, Inc. Class A	2,066	111,523
Packaging Corp. of America	11,976	275,568
Rock-Tenn Co. Class A	4,699	236,876
Silgan Holdings, Inc.	3,036	175,724
Temple-Inland, Inc.	7,553	159,444

Total Containers & Packaging		1,092,266

Distributors - 0.2%
LKQ Corp.*	6,281	123,045

Diversified Consumer Services - 2.5%
Bridgepoint Education, Inc.*	2,462	36,979
Brink’s Home Security Holdings, Inc.*	2,164	70,633
Capella Education Co.*	580	43,674
Career Education Corp.*	4,705	109,673
Coinstar, Inc.*	1,104	30,669
Corinthian Colleges, Inc.*	8,330	114,704
Grand Canyon Education, Inc.*	1,280	24,333
Hillenbrand, Inc.	5,964	112,362
Matthews International Corp. Class A	1,844	65,333
Regis Corp.	4,845	75,437
Service Corp. International	23,642	193,628
Strayer Education, Inc.	528	112,195
Weight Watchers International, Inc.	8,329	242,873

Total Diversified Consumer Services		1,232,493

Diversified Telecommunication Services - 0.6%
AboveNet, Inc.*	1,716	111,609
Frontier Communications Corp.	17,411	135,980
tw telecom, inc.*	1,824	31,263

Total Diversified Telecommunication Services		278,852

Electric Utilities - 2.8%
ALLETE, Inc.	1,727	56,438
Cleco Corp.	4,103	112,135
El Paso Electric Co.*	3,648	73,982
Great Plains Energy, Inc.	8,701	168,712
Hawaiian Electric Industries, Inc.	2,439	50,975
IDACORP, Inc.	3,283	104,892
ITC Holdings Corp.	2,774	144,498
MGE Energy, Inc.	1,362	48,678
NV Energy, Inc.	14,374	177,950
PNM Resources, Inc.	1,185	14,990
Portland General Electric Co.	4,598	93,845
UIL Holdings Corp.	1,936	54,363
Unisource Energy Corp.	3,793	122,097
Westar Energy, Inc.	7,320	158,990

Total Electric Utilities		1,382,545

Electrical Equipment - 2.2%
A.O. Smith Corp.	1,078	46,774
Acuity Brands, Inc.	2,624	93,519
Baldor Electric Co.	2,960	83,146
Brady Corp. Class A	2,185	65,572
EnerSys*	2,868	62,723
General Cable Corp.*(a)	5,020	147,688
GrafTech International Ltd.*	1,231	19,142
Hubbell, Inc. Class B	3,834	181,348
II-VI, Inc.*	1,056	33,581
Regal-Beloit Corp.	1,820	94,531
SunPower Corp. Class A*	2,911	68,933
Thomas & Betts Corp.*	2,886	103,290
Woodward Governor Co.	4,198	108,183

Total Electrical Equipment		1,108,430

Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc.*	1,566	73,759
AVX Corp.	7,154	90,641
Benchmark Electronics, Inc.*	3,244	61,344
Ingram Micro, Inc. Class A*	12,823	223,761
National Instruments Corp.	1,403	41,318
Plexus Corp.*	1,992	56,772
SYNNEX Corp.*	3,486	106,881
Tech Data Corp.*	4,217	196,765
Trimble Navigation Ltd.*	3,170	79,884

Total Electronic Equipment, Instruments & Components		931,125

Energy Equipment & Services - 4.0%
Atwood Oceanics, Inc.*	8,053	288,700
Bristow Group, Inc.*	2,179	83,782
CARBO Ceramics, Inc.	1,069	72,874
Dresser-Rand Group, Inc.*	8,923	282,056
Dril-Quip, Inc.*	2,202	124,369
Lufkin Industries, Inc.	820	60,024
Oil States International, Inc.*	5,837	229,336
Patterson-UTI Energy, Inc.	5,737	88,063
RPC, Inc.	622	6,469
SEACOR Holdings, Inc.*	2,200	167,750
Superior Energy Services, Inc.*	6,150	149,383
Tetra Technologies, Inc.*	1,007	11,158
Tidewater, Inc.	8,607	412,706

Total Energy Equipment & Services		1,976,670

Food & Staples Retailing - 1.0%
BJ’s Wholesale Club, Inc.*	4,523	147,947
Casey’s General Stores, Inc.	4,081	130,266
Ruddick Corp.	3,825	98,417
United Natural Foods, Inc.*	2,609	69,765
Weis Markets, Inc.	2,042	74,247

Total Food & Staples Retailing		520,642

Food Products - 1.8%
Corn Products International, Inc.	5,043	147,407

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   18

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
Del Monte Foods Co.	19,623	$222,525
Flowers Foods, Inc.	5,905	140,303
Green Mountain Coffee Roasters, Inc.*(a)	780	63,547
Lancaster Colony Corp.	2,503	124,399
Lance, Inc.	1,453	38,214
Sanderson Farms, Inc.	290	12,226
Tootsie Roll Industries, Inc.	2,366	64,781
TreeHouse Foods, Inc.*	2,229	86,619
Trian Acquisition I Corp.*	556	5,471

Total Food Products		905,492

Gas Utilities - 2.8%
AGL Resources, Inc.	6,383	232,788
Atmos Energy Corp.	7,216	212,150
New Jersey Resources Corp.	3,300	123,420
Nicor, Inc.	2,911	122,553
Northwest Natural Gas Co.	1,761	79,316
Piedmont Natural Gas Co., Inc.	4,570	122,248
South Jersey Industries, Inc.	1,540	58,797
Southwest Gas Corp.	2,194	62,595
UGI Corp.	11,112	268,799
WGL Holdings, Inc.	3,235	108,502

Total Gas Utilities		1,391,168

Health Care Equipment & Supplies - 2.9%
Align Technology, Inc.*	4,453	79,352
American Medical Systems Holdings, Inc.*	4,109	79,263
Cooper Cos., Inc. (The)	2,963	112,950
ev3, Inc.*	1,351	18,022
Gen-Probe, Inc.*	2,217	95,109
Haemonetics Corp.*	1,398	77,100
Hill-Rom Holdings, Inc.	2,536	60,839
Immucor, Inc.*	4,472	90,513
Integra LifeSciences Holdings Corp.*	1,935	71,169
Invacare Corp.	1,820	45,391
Kinetic Concepts, Inc.*	6,688	251,803
Masimo Corp.*	1,587	48,276
Meridian Bioscience, Inc.	1,739	37,475
NuVasive, Inc.*	315	10,074
Sirona Dental Systems, Inc.*	750	23,805
STERIS Corp.	4,514	126,257
Teleflex, Inc.	2,566	138,282
Thoratec Corp.*	1,060	28,535
West Pharmaceutical Services, Inc.	1,833	71,854

Total Health Care Equipment & Supplies		1,466,069

Health Care Providers & Services - 6.9%
Amedisys, Inc.*(a)	3,122	151,604
AMERIGROUP Corp.*	6,275	169,174
Catalyst Health Solutions, Inc.*	1,930	70,387
Centene Corp.*	4,822	102,082
Chemed Corp.	1,830	87,785
Emergency Medical Services Corp. Class A*	2,392	129,527
Health Management Associates, Inc. Class A*	22,037	160,209
Health Net, Inc.*	6,894	160,561
Healthsouth Corp.*	4,766	89,458
Healthspring, Inc.*	8,180	144,050
HMS Holdings Corp.*	679	33,061
LifePoint Hospitals, Inc.*	4,686	152,342
Lincare Holdings, Inc.*	4,696	174,316
Magellan Health Services, Inc.*	2,532	103,128
Mednax, Inc.*	3,289	197,702
Omnicare, Inc.	14,029	339,221
Owens & Minor, Inc.	3,135	134,586
PSS World Medical, Inc.*	3,628	81,884
Psychiatric Solutions, Inc.*	6,167	130,370
Tenet Healthcare Corp.*	43,058	232,083
Universal American Corp.*	12,132	141,944
Universal Health Services, Inc. Class B	9,359	285,449
VCA Antech, Inc.*	6,126	152,660

Total Health Care Providers & Services		3,423,583

Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc.*	1,992	40,298
athenahealth, Inc.*	728	32,935
Eclipsys Corp.*	477	8,834
MedAssets, Inc.*	863	18,304
Quality Systems, Inc.	852	53,497

Total Health Care Technology		153,868

Hotels, Restaurants & Leisure - 3.2%
Ameristar Casinos, Inc.	4,143	63,098
Bally Technologies, Inc.*	3,462	142,946
Bob Evans Farms, Inc.	2,348	67,975
Brinker International, Inc.	7,448	111,124
Burger King Holdings, Inc.	12,097	227,666
Cheesecake Factory (The)*	2,727	58,876
Chipotle Mexican Grill, Inc. Class A*	1,449	127,744
Choice Hotels International, Inc.	3,345	105,903
Cracker Barrel Old Country Store, Inc.	2,120	80,539
Gaylord Entertainment Co.*	375	7,406
International Speedway Corp. Class A	3,527	100,343
Jack In The Box, Inc.*	5,583	109,818
Life Time Fitness, Inc.*	2,937	73,219
Panera Bread Co. Class A*	1,484	99,383
Penn National Gaming, Inc.*	1,397	37,970
Vail Resorts, Inc.*	1,515	57,267
Wendy’s/Arby’s Group, Inc. Class A	2,980	13,976
WMS Industries, Inc.*	2,737	109,480

Total Hotels, Restaurants & Leisure		1,594,733

Household Durables - 0.3%
Jarden Corp.	2,130	65,838
Tempur-Pedic International, Inc.*	2,820	66,637

Total Household Durables		132,475

Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	1,920	72,653

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	3,165	108,433
Otter Tail Corp.	1,169	28,991
Seaboard Corp.	79	106,571

Total Industrial Conglomerates		243,995

Insurance - 4.9%
Alleghany Corp.*	439	121,164
Arthur J. Gallagher & Co.	6,201	139,584
Brown & Brown, Inc.	10,259	184,354
Delphi Financial Group, Inc. Class A	8,654	193,590
Erie Indemnity Co. Class A	2,679	104,535
Hanover Insurance Group, Inc. (The)	4,959	220,328
Harleysville Group, Inc.	3,080	97,913
Mercury General Corp.	3,356	131,757
Navigators Group, Inc.*	2,026	95,445
ProAssurance Corp.*	4,652	249,859
Protective Life Corp.	7,091	117,356
RLI Corp.	2,255	120,079
Selective Insurance Group	3,579	58,875
StanCorp Financial Group, Inc.	6,355	254,327
Tower Group, Inc.	4,845	113,421
Unitrin, Inc.	6,339	139,775
Wesco Financial Corp.	206	70,658

See Notes to Schedule of Investments.

19   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
Zenith National Insurance Corp.	1,001	$29,790

Total Insurance		2,442,810

Internet & Catalog Retail - 0.0%
Blue Nile, Inc.*(a)	208	13,173

Internet Software & Services - 1.3%
Digital River, Inc.*	2,444	65,963
Earthlink, Inc.	22,869	190,041
j2 Global Communications, Inc.*	4,336	88,238
MercadoLibre, Inc.*	694	35,998
Rackspace Hosting, Inc.*	1,475	30,754
Sohu.com, Inc.*	3,618	207,239
ValueClick, Inc.*	681	6,892
WebMD Health Corp. Class A*	551	21,208

Total Internet Software & Services		646,333

IT Services - 2.8%
Acxiom Corp.*	3,599	48,299
CACI International, Inc. Class A*	2,358	115,188
Cybersource Corp.*	972	19,547
DST Systems, Inc.*	6,503	283,206
Euronet Worldwide, Inc.*	2,131	46,775
Gartner, Inc.*	5,867	105,841
Mantech International Corp. Class A*	2,645	127,701
MAXIMUS, Inc.	1,253	62,650
NeuStar, Inc. Class A*	1,706	39,306
Sapient Corp.*	6,386	52,812
SRA International, Inc. Class A*	3,830	73,153
Syntel, Inc.	3,299	125,461
TeleTech Holdings, Inc.*	3,849	77,095
Wright Express Corp.*	6,931	220,822

Total IT Services		1,397,856

Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	2,658	115,968
Pool Corp.	1,220	23,278

Total Leisure Equipment & Products		139,246

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. Class A*	1,452	140,060
Bruker Corp.*	6,114	73,735
Charles River Laboratories International, Inc.*	4,312	145,271
Dionex Corp.*	866	63,972
PerkinElmer, Inc.	4,412	90,843
Pharmaceutical Product Development, Inc.	8,845	207,327
Techne Corp.	1,745	119,637
Varian, Inc.*	915	47,159

Total Life Sciences Tools & Services		888,004

Machinery - 3.5%
Actuant Corp. Class A	2,546	47,177
Barnes Group, Inc.	1,470	24,843
CLARCOR, Inc.	2,505	81,262
Crane Co.	2,340	71,651
ESCO Technologies, Inc.	1,508	54,062
Graco, Inc.	1,513	43,227
Harsco Corp.	2,575	82,992
IDEX Corp.	3,805	118,526
Kaydon Corp.	1,376	49,206
Lincoln Electric Holdings, Inc.	665	35,551
Middleby Corp.*	1,535	75,246
Mueller Industries, Inc.	1,669	41,458
Nordson Corp.	1,467	89,751
Snap-On, Inc.	3,514	148,502
SPX Corp.	4,337	237,234
Toro Co.	1,762	73,669
Trinity Industries, Inc.	7,762	135,369
Valmont Industries, Inc.	2,103	164,980
Wabtec Corp.	3,424	139,836
Watts Water Technologies, Inc. Class A	1,533	47,400

Total Machinery		1,761,942

Marine - 0.3%
Alexander & Baldwin, Inc.	408	13,966
Kirby Corp.*	4,243	147,784

Total Marine		161,750

Media - 1.5%
Gannett Co., Inc.	3,792	56,311
Interactive Data Corp.	6,665	168,624
John Wiley & Sons, Inc. Class A	3,027	126,771
Meredith Corp.	2,941	90,730
Morningstar, Inc.*	2,051	99,145
Regal Entertainment Group Class A	7,279	105,109
Scholastic Corp.	1,822	54,350
World Wrestling Entertainment, Inc. Class A	3,993	61,213

Total Media		762,253

Metals & Mining - 0.7%
AMCOL International Corp.	876	24,896
Commercial Metals Co.	1,794	28,076
Compass Minerals International, Inc.	3,100	208,289
Royal Gold, Inc.	424	19,970
Titanium Metals Corp.*	7,005	87,703

Total Metals & Mining		368,934

Multiline Retail - 0.5%
99 Cents Only Stores*	3,496	45,693
Big Lots, Inc.*	6,236	180,719

Total Multiline Retail		226,412

Multi-Utilities - 0.5%
Avista Corp.	3,946	85,194
NorthWestern Corp.	2,240	58,285
Vectren Corp.	5,070	125,128

Total Multi-Utilities		268,607

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	2,269	64,349

Oil, Gas & Consumable Fuels - 2.7%
Arena Resources, Inc.*	1,258	54,245
Berry Petroleum Co. Class A	1,355	39,498
Bill Barrett Corp.*	1,764	54,878
Enbridge Energy Management LLC*	303	16,095
Encore Acquisition Co.*	4,125	198,083
Frontier Oil Corp.	1,701	20,480
Holly Corp.	5,104	130,816
Patriot Coal Corp.*	15,764	243,711
Southern Union Co.	12,227	277,553
Tesoro Corp.	12,051	163,291
World Fuel Services Corp.	4,980	133,414

Total Oil, Gas & Consumable Fuels		1,332,064

Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	243	17,095

Personal Products - 1.3%
Alberto-Culver Co.	4,819	141,149
Bare Escentuals, Inc.*	7,712	94,318
Chattem, Inc.*	1,385	129,220
NBTY, Inc.*	3,987	173,594
Nu Skin Enterprises, Inc. Class A	3,090	83,028
Revlon, Inc. Class A*	1,590	27,046

Total Personal Products		648,355

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc.*	10,093	$207,007
Par Pharmaceutical Cos., Inc.*	2,641	71,466

Total Pharmaceuticals		278,473

Professional Services - 0.8%
CoStar Group, Inc.*	643	26,858
FTI Consulting, Inc.*	3,441	162,277
Monster Worldwide, Inc.*	3,564	62,014
MPS Group, Inc.*	1,698	23,330
Watson Wyatt Worldwide, Inc. Class A	2,436	115,759

Total Professional Services		390,238

Real Estate Investment Trusts (REITs) - 4.9%
Alexander’s, Inc.*	754	229,533
Alexandria Real Estate Equities, Inc.	1,882	120,994
BioMed Realty Trust, Inc.	3,697	58,339
Brandywine Realty Trust	1,449	16,519
BRE Properties, Inc.	1,582	52,332
CBL & Associates Properties, Inc.	1,992	19,263
Corporate Office Properties Trust SBI MD	1,656	60,659
DiamondRock Hospitality Co.	1,634	13,840
EastGroup Properties, Inc.	879	33,648
Equity Lifestyle Properties, Inc.	486	24,528
Equity One, Inc.	5,227	84,521
Essex Property Trust, Inc.	1,222	102,220
Extra Space Storage, Inc.	4,481	51,755
Franklin Street Properties Corp.	2,244	32,785
Healthcare Realty Trust, Inc.	1,713	36,761
Highwoods Properties, Inc.	458	15,274
Home Properties, Inc.	644	30,725
Hospitality Properties Trust	9,659	229,015
HRPT Properties Trust	9,583	62,002
Kilroy Realty Corp.	1,010	30,977
Macerich Co. (The)	6,753	242,770
Mack-Cali Realty Corp.	1,584	54,759
Medical Properties Trust, Inc.	3,785	37,850
Mid-America Apartment Communities, Inc.	450	21,726
National Health Investors, Inc.	1,841	68,099
National Retail Properties, Inc.	5,119	108,625
Omega Healthcare Investors, Inc.	4,362	84,841
Potlatch Corp.	1,932	61,592
PS Business Parks, Inc.	1,384	69,269
Realty Income Corp.(a)	4,203	108,900
Senior Housing Properties Trust	5,899	129,011
Sovran Self Storage, Inc.	948	33,872
Tanger Factory Outlet Centers	1,431	55,795
Washington Real Estate Investment Trust	1,151	31,710
Weingarten Realty Investors	1,781	35,246

Total Real Estate Investment Trusts (REITs)		2,449,755

Road & Rail - 1.0%
Genesee & Wyoming, Inc. Class A*	2,025	66,096
Heartland Express, Inc.	4,017	61,340
Kansas City Southern*	2,426	80,761
Knight Transportation, Inc.(a)	3,373	65,065
Landstar System, Inc.	2,258	87,543
Old Dominion Freight Line, Inc.*	1,415	43,440
Ryder System, Inc.	674	27,749
Werner Enterprises, Inc.	3,160	62,536

Total Road & Rail		494,530

Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc.*	20,687	148,119
Atheros Communications, Inc.*	1,009	34,548
Cymer, Inc.*	295	11,322
FEI Co.*	1,121	26,187
Hittite Microwave Corp.*	1,359	55,379
MEMC Electronic Materials, Inc.*	1,558	21,220
PMC - Sierra, Inc.*	6,958	60,256
Silicon Laboratories, Inc.*	993	48,002
Skyworks Solutions, Inc.*	7,902	112,130
Tessera Technologies, Inc.*	3,205	74,580

Total Semiconductors & Semiconductor Equipment		591,743

Software - 2.6%
Advent Software, Inc.*	672	27,371
Ariba, Inc.*	220	2,754
AsiaInfo Holdings, Inc.*	1,016	30,957
Blackbaud, Inc.	1,371	32,397
Blackboard, Inc.*	64	2,905
CommVault Systems, Inc.*	565	13,385
Compuware Corp.*	18,403	133,054
Concur Technologies, Inc.*	711	30,395
Fair Isaac Corp.	3,926	83,663
Informatica Corp.*	2,487	64,314
Jack Henry & Associates, Inc.	5,283	122,143
Lawson Software, Inc.*	5,027	33,430
MICROS Systems, Inc.*	3,770	116,983
MicroStrategy, Inc. Class A*	711	66,848
Net 1 UEPS Technologies, Inc.*	5,237	101,702
Novell, Inc.*	10,224	42,430
Parametric Technology Corp.*	2,172	35,490
Pegasystems, Inc.	1,014	34,476
Progress Software Corp.*	1,102	32,189
Quest Software, Inc.*	5,468	100,611
SolarWinds, Inc.*	1,555	35,781
Solera Holdings, Inc.	1,981	71,336
TIBCO Software, Inc.*	8,371	80,613

Total Software		1,295,227

Specialty Retail - 4.1%
Aaron’s, Inc.	4,161	115,385
Aeropostale, Inc.*	6,443	219,384
Barnes & Noble, Inc.	4,347	82,897
Buckle, Inc. (The)	4,988	146,049
Cabela’s, Inc.*(a)	6,592	94,002
Chico’s FAS, Inc.*	949	13,333
Childrens Place Retail Stores, Inc. (The)*	2,772	91,504
Collective Brands, Inc.*	1,122	25,548
Dick’s Sporting Goods, Inc.*	3,725	92,641
Dress Barn, Inc.*	3,676	84,916
DSW, Inc. Class A*	1,500	38,820
Gymboree Corp.*	2,668	116,031
J Crew Group, Inc.*	1,808	80,890
Jo-Ann Stores, Inc.*	1,221	44,249
Men’s Wearhouse, Inc. (The)	2,899	61,053
Penske Auto Group, Inc.*	4,407	66,898
RadioShack Corp.	11,201	218,419
Rent-A-Center, Inc.*	9,783	173,355
Sally Beauty Holdings, Inc.*(a)	14,856	113,648
Tractor Supply Co.*	2,345	124,191
Ulta Salon Cosmetics & Fragrance, Inc.*	1,720	31,235
Williams-Sonoma, Inc.	406	8,437

Total Specialty Retail		2,042,885

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.*	4,134	108,517
Columbia Sportswear Co.	2,242	87,528
Deckers Outdoor Corp.*	1,276	129,795
Fossil, Inc.*	3,959	132,864
Hanesbrands, Inc.*	3,519	84,843
Iconix Brand Group, Inc.*	6,478	81,947

See Notes to Schedule of Investments.

21   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2009

Investments	Shares	Value
Lululemon Athletica, Inc.*	1,626	$48,942
Phillips-Van Heusen Corp.	2,779	113,050
Skechers U.S.A., Inc. Class A*	266	7,823
Timberland Co. (The) Class A*	3,013	54,023
Under Armour, Inc. Class A*(a)	1,684	45,923
Unifirst Corp.	1,813	87,223
Warnaco Group, Inc. (The)*	2,288	96,531
Wolverine World Wide, Inc.	2,677	72,868

Total Textiles, Apparel & Luxury Goods		1,151,877

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	4,276	53,151
Capitol Federal Financial	2,505	78,807
First Niagara Financial Group, Inc.	5,211	72,485
NewAlliance Bancshares, Inc.	3,878	46,575
Northwest Bancshares, Inc.	4,250	48,110
Washington Federal, Inc.	3,032	58,639

Total Thrifts & Mortgage Finance		357,767

Tobacco - 0.4%
Universal Corp.	3,850	175,598
Vector Group Ltd.	3,116	43,624

Total Tobacco		219,222

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	2,894	63,870
GATX Corp.	2,725	78,344
Watsco, Inc.	865	42,368
WESCO International, Inc.*	5,217	140,911

Total Trading Companies & Distributors		325,493

Water Utilities - 0.2%
Aqua America, Inc.	6,079	106,443

Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc.*	24,402	186,187
Syniverse Holdings, Inc.*	4,506	78,765

Total Wireless Telecommunication Services		264,952

TOTAL COMMON STOCKS (Cost: $49,101,958)		49,827,114

SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $80,634)	80,634	80,634

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
MONEY MARKET FUND - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $509,000)(d)	509,000	509,000

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $49,691,592)(e)		50,416,748
Liabilities in Excess of Other Assets - (1.0)%		(484,665)

NET ASSETS - 100.0%		$49,932,083

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $497,772 and the total market value of the collateral held by the Fund was $509,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   22

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.9%
AAR Corp.*	11,929	$274,128
Aerovironment, Inc.*	2,004	58,276
American Science & Engineering, Inc.	1,981	150,239
Applied Signal Technology, Inc.	2,457	47,395
Argon ST, Inc.*	4,240	92,093
Ceradyne, Inc.*	4,399	84,505
Ducommun, Inc.	3,546	66,346
GeoEye, Inc.*	2,461	68,613
Ladish Co., Inc.*	1,435	21,640
LMI Aerospace, Inc.*	3,460	46,018
Orbital Sciences Corp.*	10,683	163,022
Stanley, Inc.*	6,099	167,174

Total Aerospace & Defense		1,239,449

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	1,321	49,207
Dynamex, Inc.*	1,889	34,191
Forward Air Corp.	2,644	66,232

Total Air Freight & Logistics		149,630

Airlines - 0.7%
Hawaiian Holdings, Inc.*	32,697	228,879
Republic Airways Holdings, Inc.*	27,117	200,395

Total Airlines		429,274

Auto Components - 0.5%
China Automotive Systems, Inc.*	3,274	61,257
Dorman Products, Inc.*	5,707	89,372
Hawk Corp. Class A*	1,453	25,587
Spartan Motors, Inc.	15,245	85,829
Wonder Auto Technology, Inc.*	6,239	73,371

Total Auto Components		335,416

Beverages - 0.5%
Boston Beer Co., Inc. Class A*	2,423	112,912
Coca-Cola Bottling Co. Consolidated	2,254	121,761
National Beverage Corp.*	7,720	106,999

Total Beverages		341,672

Biotechnology - 0.9%
Biospecifics Technologies Corp.*	480	14,088
Cytokinetics, Inc.*	37,160	108,136
Emergent Biosolutions, Inc.*	8,240	111,982
Enzon Pharmaceuticals, Inc.*	300	3,159
Idera Pharmaceuticals, Inc.*	3,229	16,694
Immunomedics, Inc.*	45,382	145,676
Keryx Biopharmaceuticals, Inc.*	10,938	27,345
Martek Biosciences Corp.*	8,442	159,891
Oncothyreon, Inc.*	4,296	23,155

Total Biotechnology		610,126

Building Products - 0.9%
AAON, Inc.	5,515	107,487
Ameron International Corp.	1,808	114,736
Apogee Enterprises, Inc.	13,123	183,722
Griffon Corp.*	6,782	82,876
Universal Forest Products, Inc.	2,210	81,350

Total Building Products		570,171

Capital Markets - 2.1%
BGC Partners, Inc. Class A	16,296	75,288
BlackRock Kelso Capital Corp.	45,155	384,721
Broadpoint Gleacher Securities, Inc.*	37,041	165,203
Diamond Hill Investment Group, Inc.	365	23,444
Duff & Phelps Corp. Class A	1,993	36,392
Epoch Holding Corp.	1,078	11,265
Fifth Street Finance Corp.	508	5,456
GFI Group, Inc.	27,077	123,742
International Assets Holding Corp.*	3,743	54,423
JMP Group, Inc.	270	2,624
LaBranche & Co., Inc.*	2,263	6,427
Main Street Capital Corp.	2,771	44,669
Oppenheimer Holdings, Inc. Class A	1,070	35,545
Penson Worldwide, Inc.*	1,012	9,169
Prospect Capital Corp.(a)	16,162	190,873
Pzena Investment Management, Inc. Class A*	3,094	25,185
Safeguard Scientifics, Inc.*	639	6,588
SWS Group, Inc.	6,577	79,582
TradeStation Group, Inc.*(a)	11,241	88,691
US Global Investors, Inc. Class A	1,204	14,821
Westwood Holdings Group, Inc.	1,043	37,903

Total Capital Markets		1,422,011

Chemicals - 2.6%
American Vanguard Corp.	4,829	40,081
Arch Chemicals, Inc.	3,390	104,683
Balchem Corp.	2,844	95,302
Calgon Carbon Corp.*	8,243	114,578
China Green Agriculture, Inc.*(a)	3,946	58,006
Hawkins, Inc.	4,438	96,882
ICO, Inc.	1,961	14,335
Innophos Holdings, Inc.	21,010	483,020
Koppers Holdings, Inc.	3,203	97,499
Landec Corp.*	4,588	28,629
LSB Industries, Inc.*	7,025	99,053
Omnova Solutions, Inc.*	4,806	29,461
Quaker Chemical Corp.	766	15,810
Schulman A., Inc.	497	10,029
ShengdaTech, Inc.*(a)	18,133	111,155
Stepan Co.	3,070	198,967
Yongye International, Inc.*	8,393	68,235
Zep, Inc.	2,114	36,615
Zoltek Cos., Inc.*	912	8,664

Total Chemicals		1,711,004

Commercial Banks - 7.0%
1st Source Corp.	5,036	81,029
Alliance Financial Corp.	1,154	31,331
American National Bankshares, Inc.	1,269	27,791
Ames National Corp.	1,691	35,697
Arrow Financial Corp.	2,758	68,950
Bancfirst Corp.	3,154	116,824
Bancorp, Inc.*	7,050	48,363
Bank of Marin Bancorp	1,299	42,295
Bank of the Ozarks, Inc.	4,828	141,316
Bryn Mawr Bank Corp.	1,905	28,746
Camden National Corp.	3,255	106,438
Cardinal Financial Corp.	3,877	33,885
Century Bancorp, Inc. Class A	1,870	41,196
Chemical Financial Corp.	1,112	26,221
City Holding Co.	4,323	139,763
Community Bank System, Inc.	8,815	170,218
Community Trust Bancorp, Inc.	4,032	98,582
Danvers Bancorp, Inc.	764	9,924
First Bancorp	4,196	58,618
First Bancorp, Inc.	3,074	47,401
First Financial Bancorp	61,684	898,119
First Financial Corp.	2,988	91,194
First of Long Island Corp. (The)	2,087	52,697
FNB Corp.	2,547	17,294
German American Bancorp, Inc.(a)	2,932	47,645

See Notes to Schedule of Investments.

23   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
Great Southern Bancorp, Inc.	387	$8,266
Heartland Financial USA, Inc.(a)	1,875	26,906
Home Bancshares, Inc.	1,289	31,026
Independent Bank Corp.	2,037	42,553
Lakeland Financial Corp.	3,447	59,461
MainSource Financial Group, Inc.	3,014	14,407
Merchants Bancshares, Inc.	1,943	43,990
Metro Bancorp, Inc.*	546	6,863
National Bankshares, Inc.(a)	1,934	54,713
NBT Bancorp, Inc.	9,550	194,534
Northfield Bancorp, Inc.(a)	3,349	45,278
Orrstown Financial Services, Inc.(a)	1,488	51,901
Renasant Corp.	4,049	55,066
Republic Bancorp, Inc. Class A	7,691	158,435
S&T Bancorp, Inc.	1,667	28,356
S.Y. Bancorp, Inc.	3,239	69,153
Santander BanCorp*	4,757	58,416
SCBT Financial Corp.	1,466	40,594
Shore Bancshares, Inc.	1,578	22,818
Simmons First National Corp. Class A	3,450	95,910
Southside Bancshares, Inc.	8,113	159,177
Sterling Bancorp	4,840	34,558
Suffolk Bancorp	2,943	87,407
Susquehanna Bancshares, Inc.	1,777	10,467
Texas Capital Bancshares, Inc.*	4,321	60,321
Tompkins Financial Corp.	2,820	114,210
TowneBank	5,019	58,622
Trico Bancshares(a)	2,705	45,038
Union Bankshares Corp.	1,671	20,704
United Bankshares, Inc.(a)	12,605	251,722
Univest Corp. of Pennsylvania	2,907	50,960
Washington Trust Bancorp, Inc.	3,957	61,650
WesBanco, Inc.	4,613	56,924
Wilshire Bancorp, Inc.	9,441	77,322

Total Commercial Banks		4,659,265

Commercial Services & Supplies - 3.7%
American Ecology Corp.	3,876	66,047
APAC Customer Services, Inc.*	21,397	127,526
ATC Technology Corp.*	5,245	125,093
Consolidated Graphics, Inc.*	2,014	70,530
Cornell Cos., Inc.*	4,601	104,443
Courier Corp.	2,126	30,296
Deluxe Corp.	29,819	441,023
EnergySolutions, Inc.	13,431	114,029
Ennis, Inc.	7,734	129,854
Innerworkings, Inc.*	3,842	22,668
Kimball International, Inc. Class B	3,264	27,809
Knoll, Inc.	17,627	182,087
M&F Worldwide Corp.*	13,585	536,608
McGrath Rentcorp	5,765	128,905
Mobile Mini, Inc.*	7,962	112,185
Multi-Color Corp.	4,082	49,841
PRG-Schultz International, Inc.*	14,286	84,430
Standard Parking Corp.*	3,623	57,533
Team, Inc.*	3,848	72,381

Total Commercial Services & Supplies		2,483,288

Communications Equipment - 0.8%
Acme Packet, Inc.*	4,026	44,286
Anaren, Inc.*	2,807	42,245
BigBand Networks, Inc.*	1,093	3,760
Black Box Corp.	4,609	130,619
Cogo Group, Inc.*	4,633	34,145
DG FastChannel, Inc.*	2,196	61,334
Digi International, Inc.*	1,987	18,122
EMS Technologies, Inc.*	4,002	58,029
Globecomm Systems, Inc.*	2,855	22,326
Seachange International, Inc.*	5,392	35,426
Telestone Technologies Corp.*(a)	2,441	48,429

Total Communications Equipment		498,721

Computers & Peripherals - 0.8%
Compellent Technologies, Inc.*	870	19,732
Cray, Inc.*	6,760	43,399
Netezza Corp.*	9,633	93,440
Rimage Corp.*	1,723	29,877
STEC, Inc.*(a)	14,621	238,907
Stratasys, Inc.*(a)	1,306	22,568
Super Micro Computer, Inc.*	4,875	54,210

Total Computers & Peripherals		502,133

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	12,160	150,054
Dycom Industries, Inc.*	1,271	10,206
Furmanite Corp.*	4,686	17,854
Great Lakes Dredge & Dock Corp.	10,971	71,092
Michael Baker Corp.*	2,220	91,908
MYR Group, Inc.*	4,126	74,598
Northwest Pipe Co.*	3,484	93,580
Orion Marine Group, Inc.*	3,965	83,503
Pike Electric Corp.*	4,225	39,208
Sterling Construction Co., Inc.*	5,186	99,468

Total Construction & Engineering		731,471

Consumer Finance - 1.6%
Advance America, Cash Advance Centers, Inc.	27,499	152,894
Dollar Financial Corp.*	8,795	208,090
Ezcorp, Inc. Class A*	15,834	272,503
First Cash Financial Services, Inc.*	7,153	158,725
World Acceptance Corp.*(a)	7,818	280,119

Total Consumer Finance		1,072,331

Containers & Packaging - 0.8%
AEP Industries, Inc.*	3,845	147,187
Boise, Inc.*	62,529	332,029
Bway Holding Co.*	4,156	79,878

Total Containers & Packaging		559,094

Distributors - 0.3%
Core-Mark Holding Co., Inc.*	5,692	187,608

Diversified Consumer Services - 1.1%
American Public Education, Inc.*	2,260	77,654
ChinaCast Education Corp.*	4,445	33,604
Jackson Hewitt Tax Service, Inc.*	14,021	61,692
K12, Inc.*	2,429	49,236
Learning Tree International, Inc.*	2,061	24,608
Lincoln Educational Services Corp.*	7,148	154,897
Pre-Paid Legal Services, Inc.*	5,522	226,844
Stewart Enterprises, Inc. Class A	16,204	83,451
Universal Technical Institute, Inc.*	942	19,028

Total Diversified Consumer Services		731,014

Diversified Financial Services - 1.3%
Asset Acceptance Capital Corp.*	4,851	32,890
Encore Capital Group, Inc.*(a)	5,321	92,585
Financial Federal Corp.	5,992	164,780
Interactive Brokers Group, Inc. Class A*	11,717	207,625
Life Partners Holdings, Inc.(a)	5,667	120,084
MarketAxess Holdings, Inc.	3,392	47,149
Medallion Financial Corp.	4,658	38,056

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   24

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
Portfolio Recovery Associates, Inc.*	3,938	$176,737

Total Diversified Financial Services		879,906

Diversified Telecommunication Services - 1.8%
Alaska Communications Systems Group, Inc.	2,757	22,001
Atlantic Tele-Network, Inc.	2,722	149,737
Cincinnati Bell, Inc.*	139,011	479,588
Cogent Communications Group, Inc.*	9,670	95,346
Consolidated Communications Holdings, Inc.	4,200	73,500
General Communication, Inc. Class A*	1,888	12,045
HickoryTech Corp.	5,377	47,479
Iowa Telecommunications Services, Inc.	3,795	63,604
Neutral Tandem, Inc.*	7,086	161,207
Premiere Global Services, Inc.*	11,866	97,895

Total Diversified Telecommunication Services		1,202,402

Electric Utilities - 0.3%
Central Vermont Public Service Corp.	2,764	57,491
Empire District Electric Co. (The)	6,865	128,581
Unitil Corp.	1,575	36,194

Total Electric Utilities		222,266

Electrical Equipment - 1.5%
Advanced Battery Technologies, Inc.*	20,530	82,120
AZZ, Inc.*	4,710	154,017
Encore Wire Corp.	3,900	82,173
Franklin Electric Co., Inc.	2,448	71,188
Fushi Copperweld, Inc.*	8,142	82,397
GT Solar International, Inc.*(a)	48,241	268,220
Harbin Electric, Inc.*	1,688	34,672
LaBarge, Inc.*	3,207	38,644
Powell Industries, Inc.*	4,731	149,168
PowerSecure International, Inc.*	1,030	7,426

Total Electrical Equipment		970,025

Electronic Equipment, Instruments & Components - 1.6%
Checkpoint Systems, Inc.*	2,490	37,972
Cogent, Inc.*	13,704	142,384
Daktronics, Inc.(a)	4,754	43,784
DTS, Inc.*	923	31,576
Electro Rent Corp.	3,168	36,559
IPG Photonics Corp.*	2,981	49,902
Mercury Computer Systems, Inc.*	5,171	56,933
MTS Systems Corp.	2,514	72,252
Multi-Fineline Electronix, Inc.*	6,436	182,589
OSI Systems, Inc.*	2,667	72,756
Park Electrochemical Corp.	2,169	59,951
Rofin-Sinar Technologies, Inc.*	1,437	33,928
Scansource, Inc.*	6,767	180,679
Spectrum Control, Inc.*	3,559	33,704
TTM Technologies, Inc.*	3,843	44,310

Total Electronic Equipment, Instruments & Components		1,079,279

Energy Equipment & Services - 3.4%
Boots & Coots, Inc.*	23,099	38,113
Cal Dive International, Inc.*	58,060	438,934
Dawson Geophysical Co.*	1,994	46,081
Global Industries Ltd.*	25,386	181,002
Gulf Island Fabrication, Inc.	3,342	70,282
Gulfmark Offshore, Inc.*	14,489	410,184
Hornbeck Offshore Services, Inc.*	12,698	295,610
Matrix Service Co.*	10,616	113,061
Natural Gas Services Group, Inc.*	2,782	52,441
OYO Geospace Corp.*	898	38,515
Parker Drilling Co.*	40,599	200,965
PHI, Inc.*	3,582	74,147
T-3 Energy Services, Inc.*	3,836	97,818
Willbros Group, Inc.*	11,567	195,135

Total Energy Equipment & Services		2,252,288

Food & Staples Retailing - 1.7%
Arden Group, Inc. Class A	968	92,560
Ingles Markets, Inc. Class A	8,534	129,119
Nash Finch Co.	4,292	159,190
Pantry, Inc. (The)*	20,586	279,764
Pricesmart, Inc.	8,154	166,668
Spartan Stores, Inc.	9,049	129,310
Susser Holdings Corp.*	6,180	53,086
Village Super Market, Inc. Class A	3,849	105,155
Winn-Dixie Stores, Inc.*	3,963	39,789

Total Food & Staples Retailing		1,154,641

Food Products - 3.2%
AgFeed Industries, Inc.*	8,993	44,965
American Dairy, Inc.*(a)	11,805	255,932
American Italian Pasta Co. Class A*	9,317	324,139
B&G Foods, Inc. Class A	6,433	59,055
Calavo Growers, Inc.	3,451	58,667
Cal-Maine Foods, Inc.	8,664	295,269
Chiquita Brands International, Inc.*(a)	16,059	289,704
Darling International, Inc.*	14,496	121,477
Diamond Foods, Inc.	2,656	94,394
Hain Celestial Group, Inc.*	6,201	105,479
J&J Snack Foods Corp.	4,150	165,834
Lifeway Foods, Inc.*	1,829	21,729
Seneca Foods Corp. Class A*	4,166	99,442
Smart Balance, Inc.*	500	3,000
Zhongpin, Inc.*	10,338	161,376

Total Food Products		2,100,462

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	1,618	51,857
China Natural Gas, Inc.*	5,688	63,251
Laclede Group, Inc. (The)	5,908	199,513

Total Gas Utilities		314,621

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.*	2,101	53,681
Accuray, Inc.*	627	3,517
Analogic Corp.	539	20,757
Angiodynamics, Inc.*	2,412	38,785
Atrion Corp.	449	69,918
Cantel Medical Corp.	2,815	56,807
Conceptus, Inc.*	1,260	23,638
Conmed Corp.*	2,782	63,430
CryoLife, Inc.*	16,555	106,283
Cyberonics, Inc.*	13,927	284,668
Exactech, Inc.*	2,350	40,678
Greatbatch, Inc.*(a)	4,702	90,419
ICU Medical, Inc.*	2,865	104,401
IRIS International, Inc.*	2,483	30,690
Kensey Nash Corp.*	3,094	78,897
Medical Action Industries, Inc.*	2,179	34,995
Merit Medical Systems, Inc.*	4,745	91,531
Micrus Endovascular Corp.*	1,062	15,941
Natus Medical, Inc.*	3,588	53,066
Neogen Corp.*	2,317	54,704
Quidel Corp.*	5,352	73,751
RTI Biologics, Inc.*	5,088	19,538
Somanetics Corp.*	2,071	36,346
SonoSite, Inc.*	551	13,020

See Notes to Schedule of Investments.

25   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
SurModics, Inc.*(a)	5,655	$128,142
Symmetry Medical, Inc.*	15,978	128,783
Synovis Life Technologies, Inc.*	1,471	18,991
Vascular Solutions, Inc.*	8,503	71,340
Wright Medical Group, Inc.*	1,500	28,425
Young Innovations, Inc.	2,107	52,211
Zoll Medical Corp.*	1,539	41,122

Total Health Care Equipment & Supplies		1,928,475

Health Care Providers & Services - 6.7%
Air Methods Corp.*	3,341	112,324
Alliance Healthcare Services, Inc.*	8,179	46,702
Allied Healthcare International, Inc.*	13,203	38,421
Allion Healthcare, Inc.*	7,543	49,482
Almost Family, Inc.*	2,240	88,547
America Service Group, Inc.	2,144	34,025
American Dental Partners, Inc.*	2,211	28,522
AMN Healthcare Services, Inc.*	982	8,897
Amsurg Corp.*	9,029	198,819
Assisted Living Concepts, Inc. Class A*	2,172	57,276
Bio-Reference Labs, Inc.*	2,187	85,708
Capital Senior Living Corp.*	1,340	6,727
CardioNet, Inc.*	1,474	8,756
Chindex International, Inc.*	1,969	27,822
Continucare Corp.*	18,063	78,935
Corvel Corp.*	2,550	85,527
Cross Country Healthcare, Inc.*	1,481	14,677
Ensign Group, Inc. (The)	8,071	124,051
Five Star Quality Care, Inc.*	41,949	145,563
Genoptix, Inc.*	2,889	102,646
Gentiva Health Services, Inc.*	8,493	229,396
Hanger Orthopedic Group, Inc.*	8,736	120,819
Health Grades, Inc.*	5,764	24,727
Healthways, Inc.*	9,725	178,356
inVentiv Health, Inc.*	10,830	175,121
IPC The Hospitalist Co., Inc.*	2,248	74,746
Kindred Healthcare, Inc.*	14,851	274,149
Landauer, Inc.	1,454	89,276
LHC Group, Inc.*	4,764	160,118
Medcath Corp.*	1,913	15,132
Molina Healthcare, Inc.*	8,971	205,167
MWI Veterinary Supply, Inc.*	2,724	102,695
National Healthcare Corp.	3,149	113,710
Odyssey HealthCare, Inc.*	8,717	135,811
PharMerica Corp.*	6,649	105,586
RehabCare Group, Inc.*	3,548	107,966
Res-Care, Inc.*	13,190	147,728
Skilled Healthcare Group, Inc. Class A*	19,415	144,642
Sun Healthcare Group, Inc.*	51,046	468,092
Triple-S Management Corp. Class B*	9,915	174,504
U.S. Physical Therapy, Inc.*	2,867	48,538
Virtual Radiologic Corp.*(a)	2,306	29,425

Total Health Care Providers & Services		4,469,131

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	1,343	61,845
Medidata Solutions, Inc.*	727	11,341
MedQuist, Inc.	5,238	35,042
Merge Healthcare, Inc.*	6,949	23,349
Omnicell, Inc.*	1,587	18,552
Phase Forward, Inc.*	2,768	42,489
Transcend Services, Inc.*	1,448	30,929

Total Health Care Technology		223,547

Hotels, Restaurants & Leisure - 5.1%
AFC Enterprises*	7,041	57,455
Ambassadors Group, Inc.	6,280	83,461
BJ’s Restaurants, Inc.*	3,274	61,617
Buffalo Wild Wings, Inc.*	2,852	114,850
California Pizza Kitchen, Inc.*	2,872	38,628
Caribou Coffee Co., Inc.*	1,666	12,862
Carrols Restaurant Group, Inc.*	11,934	84,373
CEC Entertainment, Inc.*	7,024	224,206
Churchill Downs, Inc.	2,220	82,917
CKE Restaurants, Inc.	16,559	140,089
Denny’s Corp.*	22,180	48,574
DineEquity, Inc.*	5,101	123,903
Domino’s Pizza, Inc.*	32,856	275,333
Dover Downs Gaming & Entertainment, Inc.	13,887	52,493
Einstein Noah Restaurant Group, Inc.*	32,093	315,474
Interval Leisure Group, Inc.*	13,261	165,365
Isle of Capri Casinos, Inc.*	6,385	47,760
Landry’s Restaurants, Inc.*	4,061	86,459
Marcus Corp.	4,801	61,549
Monarch Casino & Resort, Inc.*	2,595	21,019
Papa John’s International, Inc.*	9,223	215,449
Peet’s Coffee & Tea, Inc.*	1,528	50,928
PF Chang’s China Bistro, Inc.*(a)	3,991	151,299
Red Robin Gourmet Burgers, Inc.*	5,003	89,554
Ruby Tuesday, Inc.*	1,445	10,404
Shuffle Master, Inc.*	9,359	77,118
Sonic Corp.*	18,460	185,892
Speedway Motorsports, Inc.	18,934	333,617
Texas Roadhouse, Inc.*	15,629	175,514

Total Hotels, Restaurants & Leisure		3,388,162

Household Durables - 0.8%
Blyth, Inc.	2,263	76,308
CSS Industries, Inc.	3,066	59,603
Deer Consumer Products, Inc.*	2,400	27,168
Hooker Furniture Corp.	1,119	13,842
iRobot Corp.*(a)	1,205	21,208
National Presto Industries, Inc.	2,238	244,457
Universal Electronics, Inc.*	2,427	56,355

Total Household Durables		498,941

Household Products - 0.6%
Central Garden and Pet Co. Class A*	26,017	258,609
Orchids Paper Products Co.*	2,390	47,848
WD-40 Co.	3,669	118,729

Total Household Products		425,186

Industrial Conglomerates - 0.3%
Raven Industries, Inc.(a)	3,268	103,825
Standex International Corp.	1,792	36,001
Tredegar Corp.	3,206	50,719

Total Industrial Conglomerates		190,545

Insurance - 7.9%
American Equity Investment Life Holding Co.	6,360	47,318
American Physicians Capital, Inc.	5,563	168,670
American Physicians Service Group, Inc.	3,718	85,774
Amerisafe, Inc.*	9,333	167,714
Amtrust Financial Services, Inc.	38,452	454,503
Baldwin & Lyons, Inc. Class B	5,689	140,006
CNA Surety Corp.*	24,816	369,510
Donegal Group, Inc. Class A	4,494	69,837
eHealth, Inc.*	3,862	63,453
EMC Insurance Group, Inc.	5,144	110,648
Employers Holdings, Inc.	23,154	355,182
FBL Financial Group, Inc. Class A	9,716	179,940
First Mercury Financial Corp.	10,033	137,553
FPIC Insurance Group, Inc.*	3,227	124,627

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   26

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
Hallmark Financial Services, Inc.*	8,741	$69,578
Horace Mann Educators Corp.	17,623	220,288
Infinity Property & Casualty Corp.	7,692	312,603
Kansas City Life Insurance Co.	1,468	43,673
MBIA, Inc.*	244,238	972,067
Meadowbrook Insurance Group, Inc.	27,265	201,761
National Interstate Corp.	6,365	107,950
National Western Life Insurance Co. Class A	1,121	194,628
NYMAGIC, Inc.	2,649	43,947
PMA Capital Corp. Class A*	12,274	77,326
Presidential Life Corp.	1,960	17,934
Safety Insurance Group, Inc.	5,927	214,735
SeaBright Insurance Holdings, Inc.*(a)	8,415	96,688
State Auto Financial Corp.	3,661	67,729
Universal Insurance Holdings, Inc.	26,669	156,547

Total Insurance		5,272,189

Internet & Catalog Retail - 0.3%
NutriSystem, Inc.	3,705	115,485
PetMed Express, Inc.(a)	5,181	91,341

Total Internet & Catalog Retail		206,826

Internet Software & Services - 1.0%
Art Technology Group, Inc.*	13,297	59,970
comScore, Inc.*	5,326	93,471
Dice Holdings, Inc.*	9,193	60,214
Innodata Isogen, Inc.*	8,906	49,339
Internet Brands, Inc. Class A*	5,705	44,670
Keynote Systems, Inc.	1,137	12,405
Knot, Inc. (The)*	361	3,635
Limelight Networks, Inc.*	30,870	121,319
Liquidity Services, Inc.*	3,014	30,351
LivePerson, Inc.*	2,556	17,815
LoopNet, Inc.*	4,600	45,724
NIC, Inc.	6,033	55,142
OpenTable, Inc.*(a)	154	3,921
Perficient, Inc.*	736	6,205
Saba Software, Inc.*	785	3,250
Travelzoo, Inc.*	1,852	22,761
Vocus, Inc.*	147	2,646

Total Internet Software & Services		632,838

IT Services - 1.9%
Cass Information Systems, Inc.	2,032	61,773
China Information Security Technology, Inc.*	16,238	100,026
Ciber, Inc.*	22,195	76,573
Computer Task Group, Inc.*	3,835	30,718
CSG Systems International, Inc.*	11,162	213,083
Dynamics Research Corp.*	2,832	30,048
ExlService Holdings, Inc.*	2,738	49,722
Forrester Research, Inc.*	3,447	89,450
Global Cash Access Holdings, Inc.*	16,221	121,495
Hackett Group, Inc. (The)*	11,140	30,969
iGate Corp.	10,804	108,040
infoGROUP, Inc.*	3,401	27,276
Integral Systems, Inc.*	3,451	29,886
MoneyGram International, Inc.*	40,512	116,675
NCI, Inc. Class A*	2,890	79,908
Ness Technologies, Inc.*	5,029	24,642
RightNow Technologies, Inc.*	965	16,762
TNS, Inc.*	476	12,228
Virtusa Corp.*	6,541	59,261

Total IT Services		1,278,535

Leisure Equipment & Products - 0.4%
RC2 Corp.*	5,717	84,326
Sport Supply Group, Inc.	3,769	47,452
Steinway Musical Instruments*	954	15,178
Sturm Ruger & Co., Inc.	9,585	92,974

Total Leisure Equipment & Products		239,930

Life Sciences Tools & Services - 0.6%
Accelrys, Inc.*	1,735	9,942
Albany Molecular Research, Inc.*	2,166	19,667
Cambrex Corp.*	7,169	40,003
eResearch Technology, Inc.*	8,036	48,296
Harvard Bioscience, Inc.*	5,634	20,113
Kendle International, Inc.*	3,159	57,841
Luminex Corp.*	1,071	15,990
Parexel International Corp.*	11,225	158,273

Total Life Sciences Tools & Services		370,125

Machinery - 3.5%
Alamo Group, Inc.	2,661	45,636
Altra Holdings, Inc.*	2,349	29,010
American Railcar Industries, Inc.	4,664	51,397
Ampco-Pittsburgh Corp.	3,703	116,756
Astec Industries, Inc.*	4,092	110,238
Badger Meter, Inc.	2,580	102,736
Blount International, Inc.*	6,997	70,670
Chart Industries, Inc.*	14,672	242,822
China Fire & Security Group, Inc.*(a)	7,818	105,777
CIRCOR International, Inc.	1,135	28,579
Colfax Corp.*	6,962	83,822
Columbus McKinnon Corp.*	1,010	13,797
Dynamic Materials Corp.	2,481	49,744
Energy Recovery, Inc.*(a)	4,008	27,575
EnPro Industries, Inc.*	5,173	136,619
Federal Signal Corp.	9,259	55,739
Force Protection, Inc.*	15,898	82,829
FreightCar America, Inc.	4,650	92,209
Gorman-Rupp Co. (The)(a)	2,366	65,396
Graham Corp.	2,204	45,623
John Bean Technologies Corp.	7,666	130,399
K-Tron International, Inc.*	751	81,664
LB Foster Co. Class A*	2,268	67,609
Lindsay Corp.	1,541	61,409
Met-Pro Corp.	1,977	20,996
Miller Industries, Inc.*	1,614	18,319
PMFG, Inc.*	330	5,349
RBC Bearings, Inc.*	3,796	92,357
Robbins & Myers, Inc.	8,314	195,545
SmartHeat, Inc.*	3,031	44,010
Sun Hydraulics Corp.	636	16,695
Titan International, Inc.	2,956	23,973
Twin Disc, Inc.	999	10,430

Total Machinery		2,325,729

Marine - 0.3%
American Commercial Lines, Inc.*	1,303	23,884
International Shipholding Corp.	4,821	149,789

Total Marine		173,673

Media - 1.3%
Arbitron, Inc.	5,753	134,735
Belo Corp. Class A	34,050	185,232
CKX, Inc.*	10,121	53,338
Dolan Media Co.*	6,132	62,608
EW Scripps Co. Class A*	3,668	25,529
Harte-Hanks, Inc.	16,861	181,761
Lee Enterprises, Inc.*	5,825	20,213
McClatchy Co. (The) Class A	6,605	23,382
National CineMedia, Inc.	5,449	90,290

See Notes to Schedule of Investments.

27   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
Rentrak Corp.*	925	$16,345
Value Line, Inc.	2,563	64,357

Total Media		857,790

Metals & Mining - 0.0%
Haynes International, Inc.	206	6,792

Multiline Retail - 0.2%
Fred’s, Inc. Class A	10,182	103,856

Multi-Utilities - 0.2%
CH Energy Group, Inc.	2,474	105,195

Oil, Gas & Consumable Fuels - 1.3%
Alon USA Energy, Inc.	6,808	46,567
China North East Petroleum Holdings Ltd.*(a)	9,702	89,743
Contango Oil & Gas Co.*	3,221	151,419
CVR Energy, Inc.*	41,497	284,669
Georesources, Inc.*	962	13,141
James River Coal Co.*	4,084	75,677
Northern Oil and Gas, Inc.*	1,145	13,557
Panhandle Oil and Gas, Inc. Class A	991	25,667
Rentech, Inc.*(a)	22,566	27,756
Syntroleum Corp.*	10,681	28,411
Western Refining, Inc.*(a)	29,408	138,512

Total Oil, Gas & Consumable Fuels		895,119

Paper & Forest Products - 2.4%
Buckeye Technologies, Inc.*	37,925	370,148
Clearwater Paper Corp.*	9,043	497,094
Glatfelter	22,836	277,457
KapStone Paper and Packaging Corp.*	24,431	240,645
Verso Paper Corp.*	81,986	213,984

Total Paper & Forest Products		1,599,328

Personal Products - 1.1%
American Oriental Bioengineering, Inc.*	34,782	161,736
China Sky One Medical, Inc.*(a)	7,215	164,141
China-Biotics, Inc.*	3,483	53,882
Elizabeth Arden, Inc.*	1,630	23,537
Female Health Co. (The)*	5,047	23,873
Inter Parfums, Inc.	7,484	91,080
Medifast, Inc.*	1,167	35,687
Nutraceutical International Corp.*	4,238	52,424
USANA Health Sciences, Inc.*(a)	3,891	124,123

Total Personal Products		730,483

Pharmaceuticals - 0.5%
Cornerstone Therapeutics, Inc.*	7,693	46,927
Hi-Tech Pharmacal Co., Inc.*	2,584	72,481
Impax Laboratories, Inc.*	2,075	28,220
Obagi Medical Products, Inc.*	3,220	38,640
Questcor Pharmaceuticals, Inc.*	31,734	150,737

Total Pharmaceuticals		337,005

Professional Services - 1.7%
Administaff, Inc.	4,669	110,142
Advisory Board Co. (The)*	1,745	53,502
CBIZ, Inc.*	17,995	138,562
COMSYS IT Partners, Inc.*	4,545	40,405
Corporate Executive Board Co. (The)	6,944	158,462
CRA International, Inc.*	996	26,543
Exponent, Inc.*	3,130	87,139
Hill International, Inc.*	9,931	61,969
ICF International, Inc.*	3,212	86,082
Navigant Consulting, Inc.*	7,263	107,928
On Assignment, Inc.*	4,307	30,795
School Specialty, Inc.*	4,092	95,712
VSE Corp.	2,138	96,381

Total Professional Services		1,093,622

Real Estate Investment Trusts (REITs) - 1.5%
Acadia Realty Trust	4,607	77,720
Agree Realty Corp.	2,540	59,157
Cedar Shopping Centers, Inc.	5,199	35,353
Cogdell Spencer, Inc.	19,481	110,262
Cousins Properties, Inc.	7,528	57,439
DuPont Fabros Technology, Inc.*	2,684	48,285
First Potomac Realty Trust	2,874	36,126
Getty Realty Corp.	6,588	155,016
Inland Real Estate Corp.	1,512	12,323
Investors Real Estate Trust	2,379	21,411
LTC Properties, Inc.	3,902	104,379
Mission West Properties, Inc.	6,086	43,758
Monmouth Real Estate Investment Corp. Class A	1,251	9,307
Ramco-Gershenson Properties Trust	3,002	28,639
Saul Centers, Inc.	2,631	86,192
Universal Health Realty Income Trust	1,645	52,689
Urstadt Biddle Properties, Inc. Class A	3,796	57,965

Total Real Estate Investment Trusts (REITs)		996,021

Real Estate Management & Development - 0.5%
China Housing & Land Development, Inc.*(a)	10,015	41,362
Consolidated-Tomoka Land Co.	361	12,613
Forestar Group, Inc.*	12,068	265,255

Total Real Estate Management & Development		319,230

Road & Rail - 0.2%
Celadon Group, Inc.*	536	5,815
Marten Transport Ltd.*	3,804	68,282
Patriot Transportation Holding, Inc.*	365	34,478
Universal Truckload Services, Inc.	1,361	24,634

Total Road & Rail		133,209

Semiconductors & Semiconductor Equipment - 0.8%
Cabot Microelectronics Corp.*	1,571	51,780
Ceva, Inc.*	1,121	14,416
Cirrus Logic, Inc.*	1,132	7,720
Diodes, Inc.*	1,420	29,039
Kopin Corp.*	11,394	47,627
Micrel, Inc.	8,501	69,708
MIPS Technologies, Inc.*	7,787	34,029
Monolithic Power Systems, Inc.*	3,087	73,995
NVE Corp.*	1,081	44,656
Pericom Semiconductor Corp.*	1,169	13,479
Sigma Designs, Inc.*(a)	6,846	73,252
Supertex, Inc.*(a)	868	25,867
Techwell, Inc.*	1,032	13,623
Ultratech, Inc.*	1,284	19,080
Volterra Semiconductor Corp.*	1,316	25,162

Total Semiconductors & Semiconductor Equipment		543,433

Software - 2.6%
ACI Worldwide, Inc.*	2,682	45,996
Actuate Corp.*	12,415	53,136
American Software, Inc. Class A	1,854	11,124
ArcSight, Inc.*	1,900	48,602
China TransInfo Technology Corp.*	5,558	45,409
Deltek, Inc.*	9,290	72,276
Double-Take Software, Inc.*	5,072	50,669
Ebix, Inc.*(a)	2,925	142,828
EPIQ Systems, Inc.*	4,399	61,542

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   28

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

Investments	Shares	Value
i2 Technologies, Inc.*	8,917	$170,493
Interactive Intelligence, Inc.*	1,857	34,243
Kenexa Corp.*	1,415	18,466
Manhattan Associates, Inc.*	2,248	54,019
Monotype Imaging Holdings, Inc.*	5,908	53,349
Netscout Systems, Inc.*	7,482	109,537
Opnet Technologies, Inc.	992	12,093
PROS Holdings, Inc.*	3,237	33,503
Radiant Systems, Inc.*	3,888	40,435
Rosetta Stone, Inc.*(a)	1,371	24,609
S1 Corp.*	15,744	102,651
Smith Micro Software, Inc.*	2,452	22,411
SonicWALL, Inc.*	8,797	66,945
Sourcefire, Inc.*	710	18,993
Synchronoss Technologies, Inc.*	2,493	39,414
TeleCommunication Systems, Inc. Class A*	23,861	230,975
Tyler Technologies, Inc.*	5,067	100,884
VASCO Data Security International, Inc.*	5,985	37,526

Total Software		1,702,128

Specialty Retail - 3.5%
America’s Car-Mart, Inc.*	3,506	92,313
Asbury Automotive Group, Inc.*	3,112	35,881
Big 5 Sporting Goods Corp.	4,127	70,902
Books-A-Million, Inc.	8,101	54,439
Cato Corp. (The) Class A	7,922	158,915
Citi Trends, Inc.*	2,581	71,287
Conn’s, Inc.*(a)	8,821	51,514
Destination Maternity Corp.*	2,070	39,330
Finish Line, Inc. (The) Class A	4,231	53,099
Genesco, Inc.*	3,558	97,703
Group 1 Automotive, Inc.*	8,919	252,854
hhgregg, Inc.*	6,764	149,011
Hibbett Sports, Inc.*	5,329	117,185
HOT Topic, Inc.*	11,813	75,131
JOS A Bank Clothiers, Inc.*	6,085	256,726
Kirkland’s, Inc.*	6,119	106,287
Lithia Motors, Inc. Class A*	5,187	42,637
Lumber Liquidators, Inc.*	3,671	98,383
Midas, Inc.*	2,109	17,821
Monro Muffler, Inc.	3,266	109,215
Shoe Carnival, Inc.*	1,836	37,583
Stage Stores, Inc.	8,450	104,442
Systemax, Inc.	9,139	143,574
Wet Seal, Inc. (The) Class A*	19,041	65,691
Zumiez, Inc.*(a)	2,594	32,996

Total Specialty Retail		2,334,919

Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc.*	3,717	11,523
Cherokee, Inc.	2,812	50,110
Fuqi International, Inc.*(a)	9,852	176,844
G-III Apparel Group Ltd.*	2,800	60,676
Maidenform Brands, Inc.*	7,416	123,773
Oxford Industries, Inc.	3,781	78,191
Steven Madden Ltd.*	4,187	172,672
True Religion Apparel, Inc.*	9,380	173,436
Volcom, Inc.*(a)	5,080	85,039
Weyco Group, Inc.	1,735	41,015

Total Textiles, Apparel & Luxury Goods		973,279

Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	9,424	65,214
BankFinancial Corp.	3,253	32,205
Beneficial Mutual Bancorp, Inc.*	3,604	35,463
Berkshire Hills Bancorp, Inc.	1,843	38,113
Brookline Bancorp, Inc.	7,141	70,767
Dime Community Bancshares	7,703	90,279
ESSA Bancorp, Inc.	2,128	24,898
Flushing Financial Corp.	7,966	89,697
Kearny Financial Corp.	2,199	22,166
NASB Financial, Inc.	2,234	52,030
OceanFirst Financial Corp.	5,155	58,251
Provident Financial Services, Inc.	10,783	114,839
Provident New York Bancorp	11,332	95,642
Roma Financial Corp.	1,177	14,548
Trustco Bank Corp.	14,835	93,461
United Financial Bancorp, Inc.	1,602	21,002
Westfield Financial, Inc.	1,727	14,248

Total Thrifts & Mortgage Finance		932,823

Tobacco - 0.6%
Alliance One International, Inc.*	85,317	416,347

Trading Companies & Distributors - 1.5%
Aceto Corp.	3,661	18,854
Beacon Roofing Supply, Inc.*	13,569	217,104
DXP Enterprises, Inc.*	4,862	63,546
H&E Equipment Services, Inc.*	3,949	41,425
Houston Wire & Cable Co.	3,154	37,533
Interline Brands, Inc.*	6,343	109,544
Kaman Corp.	2,747	63,428
Rush Enterprises, Inc. Class A*	3,907	46,454
TAL International Group, Inc.	11,619	153,720
Titan Machinery, Inc.*(a)	6,163	71,121
United Rentals, Inc.*	7,605	74,605
Willis Lease Finance Corp.*	5,937	89,055

Total Trading Companies & Distributors		986,389

Water Utilities - 0.7%
American States Water Co.	3,435	121,633
Artesian Resources Corp. Class A	1,567	28,692
California Water Service Group	4,229	155,712
Connecticut Water Service, Inc.	1,589	39,359
Middlesex Water Co.	1,999	35,242
SJW Corp.	2,459	55,500
York Water Co.	1,821	26,423

Total Water Utilities		462,561

Wireless Telecommunication Services - 0.9%
NTELOS Holdings Corp.	11,796	210,205
Shenandoah Telecommunications Co.	5,056	102,889
USA Mobility, Inc.	27,906	307,245

Total Wireless Telecommunication Services		620,339

TOTAL COMMON STOCKS (Cost: $63,624,489)		66,183,268

SHORT-TERM INVESTMENT - 0.1%
MONEY MARKET FUND - 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $97,907)	97,907	97,907

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
MONEY MARKET FUND - 5.1%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $3,352,000) (d)	3,352,000	3,352,000

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $67,074,396)(e)		69,633,175
Liabilities in Excess of Other Assets - (5.0)%		(3,302,477)

NET ASSETS - 100.0%		$66,330,698

*	Non-income producing security.

See Notes to Schedule of Investments.

29   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2009

(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $3,210,068 and the total market value of the collateral held by the Fund was $3,352,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   30

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund (EEZ)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 5.8%
General Dynamics Corp.	3,920	$267,226
Goodrich Corp.	3,619	232,521
L-3 Communications Holdings, Inc.	3,620	314,759
Lockheed Martin Corp.	2,609	196,588
Precision Castparts Corp.	1,896	209,224
Raytheon Co.	4,414	227,409

Total Aerospace & Defense		1,447,727

Beverages - 2.6%
Coca-Cola Enterprises, Inc.	9,572	202,926
Dr. Pepper Snapple Group, Inc.	8,807	249,238
Pepsi Bottling Group, Inc.	5,401	202,538

Total Beverages		654,702

Biotechnology - 2.0%
Amgen, Inc.*	4,773	270,009
Biogen Idec, Inc.*	4,210	225,235

Total Biotechnology		495,244

Capital Markets - 2.0%
Northern Trust Corp.	4,661	244,236
State Street Corp.	5,914	257,496

Total Capital Markets		501,732

Communications Equipment - 0.9%
Harris Corp.	5,028	239,081

Computers & Peripherals - 2.5%
Hewlett-Packard Co.	3,868	199,241
International Business Machines Corp.	1,555	203,549
Western Digital Corp.*	4,964	219,161

Total Computers & Peripherals		621,951

Construction & Engineering - 1.2%
Fluor Corp.	6,899	310,731

Diversified Consumer Services - 2.0%
Apollo Group, Inc. Class A*	4,168	252,497
H&R Block, Inc.	11,611	262,641

Total Diversified Consumer Services		515,138

Electric Utilities - 4.5%
American Electric Power Co., Inc.	6,203	215,802
Entergy Corp.	2,685	219,741
Exelon Corp.	4,961	242,444
FPL Group, Inc.	4,322	228,288
Progress Energy, Inc.	5,430	222,684

Total Electric Utilities		1,128,959

Electrical Equipment - 0.8%
First Solar, Inc.*(a)	1,499	202,965

Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	4,996	202,238
Diamond Offshore Drilling, Inc.	3,362	330,888
Halliburton Co.	7,012	210,991
National Oilwell Varco, Inc.	7,391	325,869

Total Energy Equipment & Services		1,069,986

Food & Staples Retailing - 4.9%
CVS Caremark Corp.	8,477	273,044
Kroger Co. (The)	12,618	259,048
Safeway, Inc.	13,192	280,858
Sysco Corp.	7,625	213,042
Wal-Mart Stores, Inc.	4,026	215,190

Total Food & Staples Retailing		1,241,182

Food Products - 0.9%
ConAgra Foods, Inc.	10,037	231,353

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	3,671	215,414
Becton Dickinson and Co.	2,937	231,612
C.R. Bard, Inc.	2,548	198,489

Total Health Care Equipment & Supplies		645,515

Health Care Providers & Services - 12.5%
Aetna, Inc.	9,505	301,309
AmerisourceBergen Corp.	8,443	220,109
Cardinal Health, Inc.	7,992	257,662
CIGNA Corp.	8,285	292,212
DaVita, Inc.*	3,638	213,696
Humana, Inc.*	10,245	449,653
Laboratory Corp. of America Holdings*	2,808	210,151
McKesson Corp.	3,767	235,437
Quest Diagnostics, Inc.	3,561	215,013
UnitedHealth Group, Inc.	12,050	367,284
WellPoint, Inc.*	6,232	363,263

Total Health Care Providers & Services		3,125,789

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	3,159	197,248

Household Products - 1.6%
Clorox Co.	3,447	210,267
Kimberly-Clark Corp.	3,114	198,393

Total Household Products		408,660

Independent Power Producers & Energy Traders - 2.2%
NRG Energy, Inc.*	23,137	546,265

Industrial Conglomerates - 0.8%
General Electric Co.	12,589	190,472

Insurance - 11.1%
American Family Life Assurance Co., Inc.	7,198	332,908
Chubb Corp.	8,430	414,587
CNA Financial Corp.*	13,058	313,392
Principal Financial Group, Inc.	11,108	267,036
Progressive Corp. (The)*	16,141	290,377
Prudential Financial, Inc.	7,362	366,333
Travelers Cos., Inc. (The)	7,509	374,399
Unum Group	21,997	429,381

Total Insurance		2,788,413

IT Services - 3.7%
Automatic Data Processing, Inc.	4,604	197,143
Computer Sciences Corp.*	5,286	304,104
Fiserv, Inc.*	4,369	211,809
Western Union Co. (The)	12,063	227,388

Total IT Services		940,444

Machinery - 1.0%
Flowserve Corp.	2,591	244,927

Media - 4.9%
Comcast Corp. Class A	14,453	243,677
Discovery Communications, Inc. Class C*	7,709	204,443
DISH Network Corp. Class A	16,124	334,895
McGraw-Hill Cos., Inc. (The)	6,319	211,750
Omnicom Group, Inc.	6,198	242,652

Total Media		1,237,417

Multi-Utilities - 5.0%
Ameren Corp.	8,856	247,525
Dominion Resources, Inc.	5,973	232,469

See Notes to Schedule of Investments.

31   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings Top 100 Fund (EEZ)

December 31, 2009

Investments	Shares	Value
DTE Energy Co.	4,767	$207,794
Public Service Enterprise Group, Inc.	9,127	303,473
Sempra Energy	4,744	265,569

Total Multi-Utilities		1,256,830

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	2,671	205,640
Consol Energy, Inc.	4,652	231,670
Marathon Oil Corp.	6,787	211,890
Spectra Energy Corp.	10,178	208,751
XTO Energy, Inc.	5,199	241,909

Total Oil, Gas & Consumable Fuels		1,099,860

Pharmaceuticals - 3.6%
Abbott Laboratories	3,884	209,697
Forest Laboratories, Inc.*	8,150	261,697
Johnson & Johnson	3,366	216,804
Pfizer, Inc.	11,271	205,019

Total Pharmaceuticals		893,217

Road & Rail - 0.8%
CSX Corp.	4,090	198,324

Software - 0.8%
CA, Inc.	8,777	197,131

Specialty Retail - 4.6%
AutoZone, Inc.*	1,828	288,952
Best Buy Co., Inc.	5,172	204,087
Gap, Inc. (The)	10,336	216,539
Ross Stores, Inc.	5,473	233,752
TJX Cos., Inc.	5,703	208,445

Total Specialty Retail		1,151,775

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	17,999	247,126

Tobacco - 3.9%
Altria Group, Inc.	13,080	256,760
Lorillard, Inc.	3,068	246,146
Philip Morris International, Inc.	4,616	222,445
Reynolds American, Inc.	4,981	263,844

Total Tobacco		989,195

TOTAL COMMON STOCKS (Cost: $24,285,805)		25,019,359

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
MONEY MARKET FUND - 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(b) (Cost: $198,000)(c)	198,000	198,000

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $24,483,805)(d)		25,217,359
Liabilities in Excess of Other Assets - (0.5)%		(134,615)

NET ASSETS - 100.0%		$25,082,744

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Interest rate shown reflects yield as of December 31, 2009.
(c)	At December 31, 2009, the total market value of the Fund’s securities on loan was $190,138 and the total market value of the collateral held by the Fund was $198,000.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    32

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	430	$13,467
ITT Corp.	2,463	122,510
L-3 Communications Holdings, Inc.	1,376	119,643
Moog, Inc. Class A*	613	17,918
Northrop Grumman Corp.	5,121	286,008
Spirit Aerosystems Holdings, Inc. Class A*	3,036	60,295
Triumph Group, Inc.	287	13,848

Total Aerospace & Defense		633,689

Airlines - 0.1%
Allegiant Travel Co.*	95	4,481
Skywest, Inc.	884	14,957

Total Airlines		19,438

Beverages - 0.3%
Constellation Brands, Inc. Class A*	3,125	49,781
PepsiAmericas, Inc.	1,647	48,191

Total Beverages		97,972

Capital Markets - 0.8%
BlackRock, Inc.	729	169,274
Knight Capital Group, Inc. Class A*	1,013	15,600
Raymond James Financial, Inc.	1,381	32,827
Stifel Financial Corp.*	130	7,701

Total Capital Markets		225,402

Chemicals - 1.0%
Airgas, Inc.	933	44,411
H.B. Fuller Co.	961	21,863
Lubrizol Corp.	1,183	86,300
Olin Corp.	1,247	21,847
RPM International, Inc.	2,928	59,526
Scotts Miracle-Gro Co. (The) Class A	595	23,389
Sensient Technologies Corp.	439	11,546
Valspar Corp.	856	23,232

Total Chemicals		292,114

Commercial Banks - 0.6%
BancorpSouth, Inc.	660	15,484
BOK Financial Corp.	541	25,708
First Citizens BancShares, Inc. Class A	77	12,629
Iberiabank Corp.	103	5,543
M&T Bank Corp.	1,388	92,843
Trustmark Corp.	554	12,487
UMB Financial Corp.	258	10,152
WesBanco, Inc.	199	2,456

Total Commercial Banks		177,302

Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	464	9,586
Cintas Corp.	1,422	37,043
Tetra Tech, Inc.*	328	8,912
United Stationers, Inc.*	392	22,285

Total Commercial Services & Supplies		77,826

Communications Equipment - 0.2%
Arris Group, Inc.*	1,431	16,356
Plantronics, Inc.	797	20,706
Tekelec*	501	7,655
Tellabs, Inc.*	2,448	13,905

Total Communications Equipment		58,622

Computers & Peripherals - 6.2%
Hewlett-Packard Co.	30,679	1,580,275
Lexmark International, Inc. Class A*	2,397	62,274
Synaptics, Inc.*(a)	161	4,935
Western Digital Corp.*	4,814	212,538

Total Computers & Peripherals		1,860,022

Construction & Engineering - 0.6%
Aecom Technology Corp.*	686	18,865
EMCOR Group, Inc.*	1,289	34,674
Granite Construction, Inc.	341	11,478
Insituform Technologies, Inc. Class A*	168	3,817
KBR, Inc.	2,461	46,759
MasTec, Inc.*	604	7,550
Quanta Services, Inc.*	953	19,861
URS Corp.*	622	27,691

Total Construction & Engineering		170,695

Consumer Finance - 0.1%
AmeriCredit Corp.*	1,035	19,706

Containers & Packaging - 0.7%
Ball Corp.	967	49,994
Bemis Co., Inc.	923	27,367
Rock-Tenn Co. Class A	599	30,196
Sealed Air Corp.	2,229	48,726
Silgan Holdings, Inc.	310	17,943
Sonoco Products Co.	1,482	43,348

Total Containers & Packaging		217,574

Distributors - 0.2%
Genuine Parts Co.	1,785	67,759

Diversified Consumer Services - 0.1%
Career Education Corp.*	358	8,345
Corinthian Colleges, Inc.*	224	3,085
Regis Corp.	588	9,155

Total Diversified Consumer Services		20,585

Diversified Financial Services - 0.0%
Interactive Brokers Group, Inc. Class A*	652	11,553

Diversified Telecommunication Services - 3.4%
CenturyTel, Inc.	1,421	51,454
Verizon Communications, Inc.	29,206	967,595

Total Diversified Telecommunication Services		1,019,049

Electric Utilities - 3.1%
ALLETE, Inc.	321	10,490
American Electric Power Co., Inc.	5,130	178,473
Cleco Corp.	648	17,710
Duke Energy Corp.	11,396	196,125
Edison International	4,752	165,275
El Paso Electric Co.*	590	11,965
Hawaiian Electric Industries, Inc.	1,026	21,444
IDACORP, Inc.	570	18,212
MGE Energy, Inc.	164	5,861
Northeast Utilities	1,513	39,020
NV Energy, Inc.	2,573	31,854
Pepco Holdings, Inc.	3,771	63,541
Pinnacle West Capital Corp.	1,076	39,360
Portland General Electric Co.	518	10,572
Progress Energy, Inc.	2,409	98,793
Unisource Energy Corp.	95	3,058
Westar Energy, Inc.	1,025	22,263

Total Electric Utilities		934,016

Electrical Equipment - 0.4%
A.O. Smith Corp.	405	17,573
Baldor Electric Co.	748	21,011

See Notes to Schedule of Investments.

33   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2009

Investments	Shares	Value
Hubbell, Inc. Class B	975	$46,118
Regal-Beloit Corp.	486	25,243
Thomas & Betts Corp.*	617	22,082

Total Electrical Equipment		132,027

Electronic Equipment, Instruments & Components - 1.6%
Anixter International, Inc.*	895	42,155
Arrow Electronics, Inc.*	2,923	86,550
Avnet, Inc.*	3,543	106,857
Benchmark Electronics, Inc.*	1,078	20,385
Ingram Micro, Inc. Class A*	3,232	56,398
Jabil Circuit, Inc.	2,797	48,584
Molex, Inc.	2,002	43,143
Tech Data Corp.*	704	32,849
Vishay Intertechnology, Inc.*	4,607	38,468

Total Electronic Equipment, Instruments & Components		475,389

Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.*	428	32,635

Food & Staples Retailing - 9.1%
BJ’s Wholesale Club, Inc.*	497	16,257
Casey’s General Stores, Inc.	357	11,395
CVS Caremark Corp.	13,980	450,296
Kroger Co. (The)	6,936	142,396
Ruddick Corp.	509	13,096
Safeway, Inc.	5,439	115,796
SUPERVALU, Inc.	6,162	78,319
United Natural Foods, Inc.*	313	8,370
Walgreen Co.	9,247	339,550
Wal-Mart Stores, Inc.	28,855	1,542,300

Total Food & Staples Retailing		2,717,775

Food Products - 3.4%
American Italian Pasta Co. Class A*	135	4,697
Archer-Daniels-Midland Co.	10,449	327,158
ConAgra Foods, Inc.	4,051	93,376
Corn Products International, Inc.	1,501	43,874
Del Monte Foods Co.	2,467	27,976
Hormel Foods Corp.	996	38,296
Kraft Foods, Inc. Class A	16,221	440,887
Lancaster Colony Corp.	171	8,499
Ralcorp Holdings, Inc.*	426	25,436
Tootsie Roll Industries, Inc.	210	5,750
TreeHouse Foods, Inc.*	161	6,256

Total Food Products		1,022,205

Gas Utilities - 0.8%
AGL Resources, Inc.	925	33,735
Atmos Energy Corp.	864	25,402
Laclede Group, Inc. (The)	187	6,315
New Jersey Resources Corp.	325	12,155
Nicor, Inc.	392	16,503
Northwest Natural Gas Co.	224	10,089
Oneok, Inc.	1,545	68,861
Piedmont Natural Gas Co., Inc.	454	12,144
South Jersey Industries, Inc.	250	9,545
Southwest Gas Corp.	316	9,015
UGI Corp.	1,062	25,690
WGL Holdings, Inc.	404	13,550

Total Gas Utilities		243,004

Health Care Equipment & Supplies - 0.4%
Carefusion Corp.*	2,420	60,524
Cooper Cos., Inc. (The)	364	13,876
STERIS Corp.	610	17,062
Teleflex, Inc.	452	24,358

Total Health Care Equipment & Supplies		115,820

Health Care Providers & Services - 9.1%
Aetna, Inc.	6,651	210,837
Amedisys, Inc.*(a)	367	17,821
AMERIGROUP Corp.*	761	20,517
AmerisourceBergen Corp.	3,553	92,627
Cardinal Health, Inc.	5,156	166,229
Catalyst Health Solutions, Inc.*	294	10,722
Centene Corp.*	515	10,903
Chemed Corp.	193	9,258
Community Health Systems, Inc.*	1,504	53,542
DaVita, Inc.*	1,010	59,327
Health Net, Inc.*	2,268	52,822
Henry Schein, Inc.*	782	41,133
Humana, Inc.*	2,809	123,287
LifePoint Hospitals, Inc.*	822	26,723
Lincare Holdings, Inc.*	1,232	45,732
Magellan Health Services, Inc.*	280	11,404
McKesson Corp.	4,264	266,500
Medco Health Solutions, Inc.*	3,075	196,523
Omnicare, Inc.	1,311	31,700
Owens & Minor, Inc.	305	13,094
PSS World Medical, Inc.*	459	10,360
Quest Diagnostics, Inc.	1,605	96,910
UnitedHealth Group, Inc.	21,904	667,634
Universal Health Services, Inc. Class B	1,228	37,454
WellPoint, Inc.*	7,954	463,639

Total Health Care Providers & Services		2,736,698

Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc.*	596	12,057
Cerner Corp.*(a)	588	48,475

Total Health Care Technology		60,532

Hotels, Restaurants & Leisure - 0.4%
Bob Evans Farms, Inc.	355	10,277
Brinker International, Inc.	1,215	18,128
Buffalo Wild Wings, Inc.*	86	3,463
Burger King Holdings, Inc.	927	17,446
Darden Restaurants, Inc.	1,316	46,152
Jack In The Box, Inc.*	594	11,684
Panera Bread Co. Class A*	152	10,180

Total Hotels, Restaurants & Leisure		117,330

Household Durables - 0.3%
Jarden Corp.	2,469	76,317
Leggett & Platt, Inc.	1,325	27,030

Total Household Durables		103,347

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	976	33,438

Insurance - 3.9%
American Financial Group, Inc.	1,432	35,728
AON Corp.	2,556	97,997
Chubb Corp.	4,809	236,507
Hanover Insurance Group, Inc. (The)	326	14,484
HCC Insurance Holdings, Inc.	1,385	38,738
Marsh & McLennan Cos., Inc.	4,909	108,391
Navigators Group, Inc.*	123	5,795
Reinsurance Group of America, Inc.	687	32,736
RLI Corp.	182	9,692
Selective Insurance Group	507	8,340
StanCorp Financial Group, Inc.	814	32,576
Tower Group, Inc.	269	6,297
Transatlantic Holdings, Inc.	292	15,216

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   34

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2009

Investments	Shares	Value
Travelers Cos., Inc. (The)	8,177	$407,705
Unum Group	5,122	99,981
W.R. Berkley Corp.	1,084	26,710

Total Insurance		1,176,893

Internet Software & Services - 0.6%
AOL, Inc.*	6,207	144,499
Earthlink, Inc.	5,032	41,816

Total Internet Software & Services		186,315

IT Services - 1.3%
Affiliated Computer Services, Inc. Class A*	796	47,513
Broadridge Financial Solutions, Inc.	1,192	26,892
CACI International, Inc. Class A*	268	13,092
Computer Sciences Corp.*	3,063	176,214
Convergys Corp.*	3,941	42,366
Mantech International Corp. Class A*	245	11,829
MAXIMUS, Inc.	201	10,050
SAIC, Inc.*	2,675	50,664
SRA International, Inc. Class A*	484	9,244

Total IT Services		387,864

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	1,379	44,211

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	190	18,327

Machinery - 2.1%
Briggs & Stratton Corp.	333	6,230
Cummins, Inc.	3,599	165,050
Dover Corp.	3,124	129,990
Gardner Denver, Inc.	1,007	42,848
Kennametal, Inc.	1,336	34,629
Mueller Industries, Inc.	439	10,905
Pentair, Inc.	1,230	39,729
Stanley Works (The)	1,217	62,688
Timken Co.	2,541	60,247
Trinity Industries, Inc.	3,443	60,046
Watts Water Technologies, Inc. Class A	435	13,450

Total Machinery		625,812

Media - 6.7%
Interactive Data Corp.	656	16,597
Time Warner, Inc.	68,281	1,989,708

Total Media		2,006,305

Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	2,077	89,768
Schnitzer Steel Industries, Inc. Class A	665	31,720

Total Metals & Mining		121,488

Multiline Retail - 2.4%
Big Lots, Inc.*	838	24,285
Dollar Tree, Inc.*	595	28,739
Family Dollar Stores, Inc.	842	23,433
J.C. Penney Co., Inc.	3,292	87,600
Kohl’s Corp.*	2,422	130,618
Sears Holdings Corp.*(a)	818	68,262
Target Corp.	7,389	357,406

Total Multiline Retail		720,343

Multi-Utilities - 3.5%
Alliant Energy Corp.	1,278	38,672
Ameren Corp.	2,703	75,549
Avista Corp.	511	11,033
Centerpoint Energy, Inc.	4,838	70,199
CH Energy Group, Inc.	87	3,699
Consolidated Edison, Inc.	1,732	78,685
Integrys Energy Group, Inc.	565	23,724
MDU Resources Group, Inc.	3,000	70,800
NiSource, Inc.	4,280	65,827
NorthWestern Corp.	332	8,639
NSTAR	836	30,765
OGE Energy Corp.	1,264	46,629
PG&E Corp.	3,599	160,695
SCANA Corp.	1,328	50,039
Sempra Energy	2,741	153,441
TECO Energy, Inc.	1,568	25,433
Vectren Corp.	709	17,498
Wisconsin Energy Corp.	990	49,332
Xcel Energy, Inc.	3,879	82,312

Total Multi-Utilities		1,062,971

Oil, Gas & Consumable Fuels - 23.6%
Chevron Corp.	38,528	2,966,271
CNX Gas Corp.*	1,160	34,243
ConocoPhillips	46,355	2,367,350
Hess Corp.	4,953	299,656
Holly Corp.	705	18,069
Marathon Oil Corp.	21,698	677,412
Murphy Oil Corp.	4,287	232,355
Southern Union Co.	2,244	50,939
Sunoco, Inc.	4,386	114,475
Tesoro Corp.	1,796	24,336
Valero Energy Corp.	16,014	268,234
World Fuel Services Corp.	814	21,807

Total Oil, Gas & Consumable Fuels		7,075,147

Personal Products - 0.2%
NBTY, Inc.*	1,071	46,631

Pharmaceuticals - 0.8%
King Pharmaceuticals, Inc.*	5,038	61,816
Mylan, Inc.*	2,786	51,346
Watson Pharmaceuticals, Inc.*	3,121	123,623

Total Pharmaceuticals		236,785

Professional Services - 0.3%
Manpower, Inc.	1,333	72,755
Resources Connection, Inc.*	354	7,512

Total Professional Services		80,267

Road & Rail - 0.2%
Old Dominion Freight Line, Inc.*	330	10,131
Ryder System, Inc.	1,083	44,587
Werner Enterprises, Inc.	540	10,687

Total Road & Rail		65,405

Semiconductors & Semiconductor Equipment - 0.1%
Skyworks Solutions, Inc.*	1,681	23,853

Software - 0.1%
Compuware Corp.*	2,517	18,198
Quest Software, Inc.*	614	11,298

Total Software		29,496

Specialty Retail - 6.0%
Aaron’s, Inc.	338	9,373
Advance Auto Parts, Inc.	670	27,122
AutoNation, Inc.*	3,935	75,355
Barnes & Noble, Inc.	552	10,527
Bed Bath & Beyond, Inc.*	2,152	83,132
Best Buy Co., Inc.	3,794	149,711
Buckle, Inc. (The)	374	10,951
Collective Brands, Inc.*	1,148	26,140
Foot Locker, Inc.	521	5,804
Gap, Inc. (The)	8,499	178,054

See Notes to Schedule of Investments.

35   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2009

Investments	Shares	Value
Home Depot, Inc.	16,680	$482,552
Lowe’s Cos., Inc.	13,826	323,390
Men’s Wearhouse, Inc. (The)	417	8,782
O’Reilly Automotive, Inc.*	667	25,426
PetSmart, Inc.	1,061	28,318
RadioShack Corp.	2,529	49,315
Rent-A-Center, Inc.*	800	14,176
Ross Stores, Inc.	952	40,660
Sherwin-Williams Co. (The)	1,174	72,377
Staples, Inc.	6,123	150,565
Tractor Supply Co.*	271	14,352

Total Specialty Retail		1,786,082

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.*	514	13,493
Fossil, Inc.*	1,007	33,795
Phillips-Van Heusen Corp.	447	18,184
Polo Ralph Lauren Corp.	1,299	105,193
VF Corp.	1,313	96,164

Total Textiles, Apparel & Luxury Goods		266,829

Tobacco - 0.1%
Universal Corp.	465	21,209

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	608	13,419
Beacon Roofing Supply, Inc.*	510	8,160
W.W. Grainger, Inc.	780	75,528
Watsco, Inc.	191	9,355
WESCO International, Inc.*	1,335	36,058

Total Trading Companies & Distributors		142,520

Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc.*	567	9,911
Telephone & Data Systems, Inc.	2,186	74,149

Total Wireless Telecommunication Services		84,060

TOTAL COMMON STOCKS (Cost: $26,363,029)		29,902,337

SHORT-TERM INVESTMENT - 0.0%
MONEY MARKET FUND - 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.02%(b) (Cost: $9,834)	9,834	9,834

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
MONEY MARKET FUND - 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(c) (Cost: $138,000)(d)	138,000	138,000

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $26,510,863)(e)		30,050,171
Liabilities in Excess of Other Assets - (0.4)%		(114,147)

NET ASSETS - 100.0%		$29,936,024

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2009 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2009.
(c)	Interest rate shown reflects yield as of December 31, 2009.
(d)	At December 31, 2009, the total market value of the Fund’s securities on loan was $134,470 and the total market value of the collateral held by the Fund was $138,000.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   36

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd.	80,385	$3,352,988

Auto Components - 0.4%
Amtek Auto Ltd.	723,307	2,702,978

Automobiles - 2.8%
Bajaj Auto Ltd.	47,338	1,785,081
Hero Honda Motors Ltd.	151,234	5,582,350
Mahindra & Mahindra Ltd.	395,016	9,174,879
Maruti Suzuki India Ltd.	96,083	3,221,212

Total Automobiles		19,763,522

Beverages - 0.4%
United Spirits Ltd.	100,024	2,708,934

Building Products - 0.4%
Sintex Industries Ltd.	519,399	3,063,823

Chemicals - 1.0%
Asian Paints Ltd.	42,094	1,625,687
Gujarat Narmada Valley Fertilizers Co., Ltd.	145,855	331,296
Tata Chemicals Ltd.	327,827	2,267,350
United Phosphorus Ltd.	697,274	2,602,697

Total Chemicals		6,827,030

Commercial Banks - 14.2%
Allahabad Bank	667,991	1,797,195
Andhra Bank	588,678	1,319,418
Axis Bank Ltd.	458,537	9,747,175
Bank of India	711,380	5,883,197
Canara Bank	605,570	5,058,888
Central Bank of India	486,254	1,705,834
Corp. Bank	200,827	1,818,599
Federal Bank Ltd.	439,443	2,224,837
HDFC Bank Ltd.	337,449	12,343,882
ICICI Bank Ltd.	982,137	18,509,383
IDBI Bank Ltd.	685,088	1,875,582
Indian Bank	725,390	2,720,894
Indian Overseas Bank	1,197,652	2,840,032
Karnataka Bank Ltd.	478,660	1,328,440
Oriental Bank of Commerce	373,526	2,009,102
State Bank of India Ltd.	507,908	24,765,085
Syndicate Bank	964,373	1,983,249
Uco Bank	1,135,164	1,352,634
Yes Bank Ltd.*	405,023	2,316,469

Total Commercial Banks		101,599,895

Construction & Engineering - 2.2%
IVRCL Infrastructures & Projects Ltd.	334,767	2,523,252
Larsen & Toubro Ltd.	278,349	10,034,561
Nagarjuna Construction Co.	547,483	1,950,044
Voltas Ltd.	361,634	1,346,753

Total Construction & Engineering		15,854,610

Construction Materials - 2.6%
ACC Ltd.	174,754	3,276,332
Ambuja Cements Ltd.	2,730,234	6,116,404
Anant Raj Industries Ltd.	235,951	676,645
India Cements Ltd.	767,787	2,034,343
Madras Cements Ltd.	486,898	1,172,385
Shree Cement Ltd.	44,369	1,842,122
Ultratech Cement Ltd.	164,334	3,228,412

Total Construction Materials		18,346,643

Diversified Financial Services - 3.4%
IFCI Ltd.	4,083,755	4,773,961
Infrastructure Development Finance Co., Ltd.	1,878,355	6,228,219
Kotak Mahindra Bank Ltd.	145,482	2,522,761
Power Finance Corp., Ltd.	473,466	2,660,099
Reliance Capital Ltd.	259,941	4,790,768
Rural Electrification Corp., Ltd.	600,023	3,130,667

Total Diversified Financial Services		24,106,475

Diversified Telecommunication Services - 0.1%
Tulip Telecom Ltd.	45,793	940,757

Electric Utilities - 2.3%
Power Grid Corp. of India Ltd.	1,205,454	2,853,352
Reliance Infrastructure Ltd.	275,528	6,789,766
Tata Power Co., Ltd.	172,586	5,123,432
Torrent Power Ltd.	227,401	1,576,927

Total Electric Utilities		16,343,477

Electrical Equipment - 1.8%
ABB Ltd.	118,159	1,947,776
Bharat Heavy Electricals Ltd.	164,971	8,519,927
Crompton Greaves Ltd.	253,855	2,330,982

Total Electrical Equipment		12,798,685

Energy Equipment & Services - 0.3%
Aban Offshore Ltd.	44,993	1,241,115
Great Offshore Ltd.	125,105	1,266,508

Total Energy Equipment & Services		2,507,623

Food Products - 0.6%
Nestle India Ltd.	31,765	1,739,242
Tata Tea Ltd.	142,886	2,889,500

Total Food Products		4,628,742

Gas Utilities - 1.2%
GAIL India Ltd.	931,782	8,275,610

Health Care Equipment & Supplies - 0.1%
Opto Circuits India Ltd.	207,155	1,009,399

Household Durables - 0.4%
Videocon Industries Ltd.	609,692	3,154,912

Household Products - 1.9%
Hindustan Unilever Ltd.	2,379,701	13,541,309

Independent Power Producers & Energy Traders - 1.4%
NTPC Ltd.	2,026,046	10,259,756

Industrial Conglomerates - 0.6%
Jaiprakash Associates Ltd.	653,313	2,061,653
Siemens India Ltd.	167,377	2,094,595

Total Industrial Conglomerates		4,156,248

IT Services - 13.7%
HCL Technologies Ltd.	505,943	4,036,889
Infosys Technologies Ltd.	1,033,608	57,774,102
Mphasis Ltd.*	83,696	1,302,517
Patni Computer Systems Ltd.	276,003	2,874,203
Rolta India Ltd.	544,950	2,288,825
Tata Consultancy Services Ltd.	1,046,698	16,875,151
Tech Mahindra Ltd.*	102,432	2,181,812
Wipro Ltd.	693,902	10,139,752

Total IT Services		97,473,251

See Notes to Schedule of Investments.

37   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI)

December 31, 2009

Investments	Shares	Value
Life Sciences Tools & Services - 0.3%
Divi’s Laboratories Ltd.	147,104	$2,139,465

Machinery - 0.7%
Ashok Leyland Ltd.	1,566,824	1,670,022
Cummins India Ltd.	200,175	1,852,700
Thermax Ltd.	106,538	1,394,369

Total Machinery		4,917,091

Marine - 0.7%
Mercator Lines Ltd.	2,153,213	2,667,514
Shipping Corp. of India Ltd.	706,278	2,243,212

Total Marine		4,910,726

Media - 0.6%
Sun TV Network Ltd.	157,859	1,166,260
Zee Entertainment Enterprises Ltd.	621,103	3,431,516

Total Media		4,597,776

Metals & Mining - 11.1%
Bhushan Steel Ltd.	42,166	1,316,764
Hindalco Industries Ltd.	533,846	1,845,259
Hindustan Zinc Ltd.	90,450	2,351,681
Jindal Saw Ltd.	329,593	1,334,379
Jindal Steel & Power Ltd.	911,901	13,781,884
JSW Steel Ltd.	92,037	2,003,909
Maharashtra Seamless Ltd.	147,828	1,142,979
National Aluminium Co., Ltd.	230,617	2,071,018
Sesa Goa Ltd.	1,564,478	13,810,843
Steel Authority of India Ltd.	2,506,831	13,020,330
Sterlite Industries India Ltd.	547,446	10,158,955
Tata Steel Ltd.	1,155,459	15,337,424
Welspun-Gujarat Stahl Ltd.	225,567	1,309,001

Total Metals & Mining		79,484,426

Oil, Gas & Consumable Fuels - 19.5%
Bharat Petroleum Corp., Ltd.	121,263	1,656,145
Great Eastern Shipping Co., Ltd. (The)	619,506	3,737,538
Hindustan Petroleum Corp., Ltd.	209,438	1,756,606
Indian Oil Corp., Ltd.	770,139	5,062,545
Mangalore Refinery & Petrochemicals Ltd.	779,169	1,307,685
Oil & Natural Gas Corp., Ltd.	1,922,698	48,671,714
Petronet Lng Ltd.	841,426	1,289,216
Reliance Industries Ltd.	3,238,216	75,887,749

Total Oil, Gas & Consumable Fuels		139,369,198

Personal Products - 0.3%
Dabur India Ltd.	593,857	2,026,528

Pharmaceuticals - 2.7%
Cipla Ltd.	567,910	4,088,928
GlaxoSmithKline Pharmaceuticals Ltd.	48,447	1,678,181
Glenmark Pharmaceuticals Ltd.	217,813	1,291,151
Lupin Ltd.	60,007	1,900,856
Piramal Healthcare Ltd.	243,015	1,947,880
Sun Pharmaceutical Industries Ltd.	261,180	8,468,214

Total Pharmaceuticals		19,375,210

Real Estate Management & Development - 1.3%
DLF Ltd.	644,351	5,001,387
Housing Development & Infrastructure Ltd.*	509,354	3,949,724

Total Real Estate Management & Development		8,951,111

Road & Rail - 0.3%
Container Corp. of India	82,170	2,310,242

Software - 0.6%
Financial Technologies India Ltd.	47,625	1,375,941
Geodesic Ltd.	248,917	705,537
Oracle Financial Sevices Software Ltd.*	42,435	2,113,817

Total Software		4,195,295

Textiles, Apparel & Luxury Goods - 0.2%
Alok Industries Ltd.	2,896,289	1,422,160

Thrifts & Mortgage Finance - 3.0%
Housing Development Finance Corp.	313,320	18,016,152
Lic Housing Finance Ltd.	181,733	3,135,173

Total Thrifts & Mortgage Finance		21,151,325

Tobacco - 1.3%
ITC Ltd.	1,704,364	9,185,656

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	219,611	2,057,600

Wireless Telecommunication Services - 4.8%
Bharti Airtel Ltd.	2,942,497	20,850,722
Idea Cellular Ltd.*	1,567,757	1,955,696
Reliance Communications Ltd.	3,066,522	11,357,367

Total Wireless Telecommunication Services		34,163,785

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $598,198,353)(a)		713,674,261
Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		19,831

NET ASSETS - 100.0%		$713,694,092

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    38

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2009

Investments	Shares	Value
COMMON STOCKS - 99.7%

Aerospace & Defense - 0.4%
ITT Corp.	1,635	$81,325
TransDigm Group, Inc.	364	17,286

Total Aerospace & Defense		98,611

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	597	35,062

Airlines - 0.0%
Allegiant Travel Co.*	55	2,594

Beverages - 0.0%
Hansen Natural Corp.*	241	9,254

Biotechnology - 4.2%
Amgen, Inc.*	8,159	461,555
Biogen Idec, Inc.*	1,318	70,513
Celgene Corp.*	1,142	63,587
Cephalon, Inc.*	510	31,829
Cubist Pharmaceuticals, Inc.*	789	14,967
Genzyme Corp.*	1,179	57,783
Gilead Sciences, Inc.*	3,662	158,491
OSI Pharmaceuticals, Inc.*	1,155	35,840
United Therapeutics Corp.*	294	15,479

Total Biotechnology		910,044

Capital Markets - 0.1%
Knight Capital Group, Inc. Class A*	657	10,118
Stifel Financial Corp.*	87	5,154

Total Capital Markets		15,272

Chemicals - 3.4%
Calgon Carbon Corp.*	118	1,640
CF Industries Holdings, Inc.	891	80,885
FMC Corp.	683	38,084
Monsanto Co.	2,262	184,919
Mosaic Co. (The)	6,039	360,709
Olin Corp.	825	14,454
OM Group, Inc.*	510	16,009
Terra Industries, Inc.	1,850	59,552

Total Chemicals		756,252

Commercial Banks - 0.1%
First Financial Bankshares, Inc.	88	4,772
Signature Bank*	126	4,019
UMB Financial Corp.	165	6,494
WesBanco, Inc.	145	1,789

Total Commercial Banks		17,074

Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	307	6,343
Copart, Inc.*	406	14,871
Rollins, Inc.	321	6,189
Stericycle, Inc.*	254	14,013
Tetra Tech, Inc.*	235	6,385

Total Commercial Services & Supplies		47,801

Communications Equipment - 2.0%
Arris Group, Inc.*	761	8,698
Brocade Communications Systems, Inc.*	5,549	42,339
CommScope, Inc.*	1,104	29,289
F5 Networks, Inc.*	258	13,669
Harmonic, Inc.*	879	5,564
InterDigital, Inc.*	49	1,300
Juniper Networks, Inc.*	2,414	64,381
Polycom, Inc.*	475	11,861
QUALCOMM, Inc.	5,441	251,701
Riverbed Technology, Inc.*	116	2,665
Tekelec*	339	5,180

Total Communications Equipment		436,647

Computers & Peripherals - 4.6%
Apple, Inc.*	3,208	676,438
EMC Corp.*	10,640	185,880
QLogic Corp.*	832	15,700
Synaptics, Inc.*	95	2,912
Western Digital Corp.*	2,994	132,185

Total Computers & Peripherals		1,013,115

Construction & Engineering - 0.9%
Aecom Technology Corp.*	477	13,118
EMCOR Group, Inc.*	845	22,731
Fluor Corp.	1,319	59,408
Granite Construction, Inc.	220	7,405
Insituform Technologies, Inc. Class A*	104	2,363
Jacobs Engineering Group, Inc.*	777	29,223
KBR, Inc.	1,551	29,469
MasTec, Inc.*	462	5,775
Quanta Services, Inc.*	567	11,816
URS Corp.*	414	18,431

Total Construction & Engineering		199,739

Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	381	19,206
Silgan Holdings, Inc.	233	13,486

Total Containers & Packaging		32,692

Distributors - 0.0%
LKQ Corp.*	543	10,637

Diversified Consumer Services - 0.7%
American Public Education, Inc.*	34	1,168
Apollo Group, Inc. Class A*	633	38,347
Capella Education Co.*	47	3,539
Career Education Corp.*	286	6,667
Coinstar, Inc.*	43	1,195
Corinthian Colleges, Inc.*	181	2,492
DeVry, Inc.	250	14,183
H&R Block, Inc.	2,541	57,476
ITT Educational Services, Inc.*	155	14,874
Strayer Education, Inc.	36	7,650

Total Diversified Consumer Services		147,591

Diversified Financial Services - 0.2%
IntercontinentalExchange, Inc.*	301	33,802

Electric Utilities - 0.1%
ITC Holdings Corp.	208	10,834
Unisource Energy Corp.	77	2,479

Total Electric Utilities		13,313

Electrical Equipment - 0.4%
AMETEK, Inc.	663	25,353
First Solar, Inc.*	202	27,351
GrafTech International Ltd.*	2,425	37,708
Regal-Beloit Corp.	288	14,959
SunPower Corp. Class A*	298	7,057

Total Electrical Equipment		112,428

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	1,136	52,461
Dolby Laboratories, Inc. Class A*	476	22,719

See Notes to Schedule of Investments.

39   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2009

Investments	Shares	Value
FLIR Systems, Inc.*	769	$25,162

Total Electronic Equipment, Instruments & Components		100,342

Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc.*	933	33,448
Diamond Offshore Drilling, Inc.	1,486	146,253
Dresser-Rand Group, Inc.*	568	17,954
Oil States International, Inc.*	1,360	53,434
SEACOR Holdings, Inc.*	295	22,494
Tidewater, Inc.	731	35,051

Total Energy Equipment & Services		308,634

Food & Staples Retailing - 5.8%
BJ’s Wholesale Club, Inc.*	358	11,710
Casey’s General Stores, Inc.	256	8,172
Kroger Co. (The)	4,955	101,726
United Natural Foods, Inc.*	217	5,803
Wal-Mart Stores, Inc.	21,346	1,140,944

Total Food & Staples Retailing		1,268,355

Food Products - 1.5%
American Italian Pasta Co. Class A*	122	4,244
Archer-Daniels-Midland Co.	7,965	249,384
Dean Foods Co.*	860	15,514
Flowers Foods, Inc.	418	9,932
Green Mountain Coffee Roasters, Inc.*	40	3,259
J.M. Smucker Co. (The)	541	33,407
Lancaster Colony Corp.	116	5,765
Lance, Inc.	75	1,973
TreeHouse Foods, Inc.*	130	5,052

Total Food Products		328,530

Gas Utilities - 0.9%
Atmos Energy Corp.	643	18,904
Laclede Group, Inc. (The)	154	5,201
National Fuel Gas Co.	857	42,850
New Jersey Resources Corp.	245	9,163
Nicor, Inc.	301	12,672
Piedmont Natural Gas Co., Inc.	352	9,416
Questar Corp.	1,769	73,537
UGI Corp.	756	18,288

Total Gas Utilities		190,031

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,428	201,156
C.R. Bard, Inc.	526	40,975
Edwards Lifesciences Corp.*	211	18,325
Gen-Probe, Inc.*	165	7,079
Haemonetics Corp.*	103	5,680
Immucor, Inc.*	275	5,566
Intuitive Surgical, Inc.*	129	39,128
Masimo Corp.*	94	2,859
ResMed, Inc.*	268	14,008
St. Jude Medical, Inc.*	1,896	69,736
STERIS Corp.	407	11,384
Teleflex, Inc.	329	17,730
Thoratec Corp.*	69	1,857

Total Health Care Equipment & Supplies		435,483

Health Care Providers & Services - 2.0%
Amedisys, Inc.*	247	11,994
AMERIGROUP Corp.*	542	14,612
AmerisourceBergen Corp.	2,347	61,186
Catalyst Health Solutions, Inc.*	204	7,440
Centene Corp.*	353	7,473
Chemed Corp.	142	6,812
Community Health Systems, Inc.*	948	33,749
DaVita, Inc.*	716	42,058
HMS Holdings Corp.*	57	2,775
Magellan Health Services, Inc.*	215	8,757
Medco Health Solutions, Inc.*	2,058	131,526
Omnicare, Inc.	894	21,617
PSS World Medical, Inc.*	363	8,193
Quest Diagnostics, Inc.	1,078	65,090
VCA Antech, Inc.*	480	11,962

Total Health Care Providers & Services		435,244

Health Care Technology - 0.2%
Cerner Corp.*	388	31,987
Quality Systems, Inc.	75	4,709

Total Health Care Technology		36,696

Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc.*	407	16,805
Bob Evans Farms, Inc.	216	6,253
Buffalo Wild Wings, Inc.*	53	2,134
Darden Restaurants, Inc.	819	28,722
McDonald’s Corp.	5,981	373,454
Panera Bread Co. Class A*	101	6,764
Vail Resorts, Inc.*	287	10,849

Total Hotels, Restaurants & Leisure		444,981

Household Products - 0.1%
Church & Dwight Co., Inc.	332	20,069

Insurance - 0.4%
AON Corp.	1,887	72,347
Brown & Brown, Inc.	716	12,866

Total Insurance		85,213

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	608	81,788
NetFlix, Inc.*	152	8,381
priceline.com, Inc.*	174	38,019

Total Internet & Catalog Retail		128,188

Internet Software & Services - 2.9%
Akamai Technologies, Inc.*	596	15,097
Digital River, Inc.*	153	4,129
Earthlink, Inc.	3,239	26,916
Google, Inc. Class A*	898	556,742
j2 Global Communications, Inc.*	242	4,925
VeriSign, Inc.*	819	19,853

Total Internet Software & Services		627,662

IT Services - 4.6%
Affiliated Computer Services, Inc. Class A*	579	34,561
Alliance Data Systems Corp.*	463	29,905
Broadridge Financial Solutions, Inc.	812	18,319
CACI International, Inc. Class A*	199	9,721
Cognizant Technology Solutions Corp. Class A*	1,521	68,901
Computer Sciences Corp.*	2,078	119,547
Cybersource Corp.*	61	1,227
Fidelity National Information Services, Inc.	1,607	37,668
Fiserv, Inc.*	917	44,456
Global Payments, Inc.	467	25,153
Mantech International Corp. Class A*	181	8,739
Mastercard, Inc. Class A	1,074	274,923
MAXIMUS, Inc.	152	7,600
Visa, Inc. Class A	3,621	316,692

Total IT Services		997,412

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A*	142	13,697

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   40

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2009

Investments	Shares	Value
Illumina, Inc.*	174	$5,333

Total Life Sciences Tools & Services		19,030

Machinery - 0.6%
Bucyrus International, Inc.	1,048	59,075
ESCO Technologies, Inc.*	89	3,191
Flowserve Corp.	601	56,813
Middleby Corp.*	130	6,373
Valmont Industries, Inc.	169	13,258

Total Machinery		138,710

Media - 2.1%
Comcast Corp. Class A	17,273	291,224
DIRECTV Class A*	4,965	165,583

Total Media		456,807

Metals & Mining - 1.9%
Newmont Mining Corp.	1,774	83,928
Nucor Corp.	3,549	165,560
Schnitzer Steel Industries, Inc. Class A	358	17,077
Steel Dynamics, Inc.	3,166	56,102
Walter Energy, Inc.	1,352	101,819

Total Metals & Mining		424,486

Multiline Retail - 0.2%
Big Lots, Inc.*	493	14,287
Dollar Tree, Inc.*	444	21,445
Family Dollar Stores, Inc.	606	16,865

Total Multiline Retail		52,597

Multi-Utilities - 0.8%
Black Hills Corp.	171	4,554
CH Energy Group, Inc.	65	2,764
NorthWestern Corp.	260	6,765
NSTAR	624	22,963
PG&E Corp.	2,554	114,036
SCANA Corp.	925	34,854

Total Multi-Utilities		185,936

Oil, Gas & Consumable Fuels - 39.1%
Alpha Natural Resources, Inc.*	691	29,976
Anadarko Petroleum Corp.	6,221	388,315
Arena Resources, Inc.*	236	10,176
Bill Barrett Corp.*	360	11,200
Chevron Corp.	28,005	2,156,105
CNX Gas Corp.*	751	22,170
Comstock Resources, Inc.*	528	21,421
Concho Resources, Inc.*	857	38,479
Continental Resources, Inc.*	1,093	46,879
Denbury Resources, Inc.*	2,017	29,852
Encore Acquisition Co.*	1,239	59,497
EOG Resources, Inc.	3,297	320,798
Exxon Mobil Corp.	55,304	3,771,180
Hess Corp.	3,497	211,569
Massey Energy Co.	1,948	81,835
Murphy Oil Corp.	2,906	157,505
Noble Energy, Inc.	1,819	129,549
NuStar GP Holdings LLC	246	6,622
Occidental Petroleum Corp.	9,549	776,811
Peabody Energy Corp.	3,163	142,999
Range Resources Corp.	672	33,499
Southwestern Energy Co.*	1,252	60,346
Whiting Petroleum Corp.*	601	42,941
World Fuel Services Corp.	486	13,020

Total Oil, Gas & Consumable Fuels		8,562,744

Personal Products - 0.1%
Chattem, Inc.*	121	11,289

Pharmaceuticals - 4.7%
Abbott Laboratories	9,948	537,094
Allergan, Inc.	1,149	72,398
Bristol-Myers Squibb Co.	9,926	250,632
Endo Pharmaceuticals Holdings, Inc.*	1,191	24,427
Medicines Co. (The)*	92	767
Mylan, Inc.*	1,848	34,059
Perrigo Co.	522	20,796
Valeant Pharmaceuticals International*	204	6,485
Watson Pharmaceuticals, Inc.*	2,218	87,855

Total Pharmaceuticals		1,034,513

Professional Services - 0.1%
CoStar Group, Inc.*	61	2,548
FTI Consulting, Inc.*	215	10,139
Huron Consulting Group, Inc.*	93	2,143

Total Professional Services		14,830

Real Estate Investment Trusts (REITs) - 0.4%
Corporate Office Properties Trust SBI MD	81	2,967
Digital Realty Trust, Inc.	66	3,318
Investors Real Estate Trust	70	630
Public Storage	905	73,713

Total Real Estate Investment Trusts (REITs)		80,628

Road & Rail - 0.0%
Heartland Express, Inc.	350	5,345
Knight Transportation, Inc.	288	5,555

Total Road & Rail		10,900

Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp.	1,655	37,453
Broadcom Corp. Class A*	1,567	49,282
Cree, Inc.*	90	5,073
Hittite Microwave Corp.*	129	5,257
ON Semiconductor Corp.*	3,203	28,218
Semtech Corp.*	228	3,878
Silicon Laboratories, Inc.*	138	6,671
Skyworks Solutions, Inc.*	1,093	15,510

Total Semiconductors & Semiconductor Equipment		151,342

Software - 4.3%
ACI Worldwide, Inc.*	141	2,418
Ansys, Inc.*	347	15,081
AsiaInfo Holdings, Inc.*	90	2,742
BMC Software, Inc.*	826	33,123
Compuware Corp.*	1,614	11,669
Concur Technologies, Inc.*	66	2,822
EPIQ Systems, Inc.*	82	1,147
FactSet Research Systems, Inc.	230	15,150
Intuit, Inc.*	1,372	42,134
McAfee, Inc.*	470	19,068
Oracle Corp.	25,676	630,088
Quest Software, Inc.*	439	8,078
Red Hat, Inc.*	337	10,413
Rovi Corp.*	65	2,072
Salesforce.com, Inc.*	93	6,861
Solera Holdings, Inc.	117	4,213
Sybase, Inc.*	386	16,752
Symantec Corp.*	3,749	67,070
Synopsys, Inc.*	789	17,579
TIBCO Software, Inc.*	656	6,317
VMware, Inc. Class A*	799	33,862

Total Software		948,659

Specialty Retail - 1.3%
Aaron’s, Inc.	212	5,879

See Notes to Schedule of Investments.

41   WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2009

Investments	Shares	Value
Advance Auto Parts, Inc.	453	$18,337
Aeropostale, Inc.*	398	13,552
AutoZone, Inc.*	323	51,057
Best Buy Co., Inc.	2,565	101,215
Buckle, Inc. (The)	244	7,144
Gymboree Corp.*	267	11,612
O’Reilly Automotive, Inc.*	442	16,849
PetSmart, Inc.	674	17,989
Ross Stores, Inc.	645	27,548
Tractor Supply Co.*	166	8,791

Total Specialty Retail		279,973

Textiles, Apparel & Luxury Goods - 0.1%
Carter’s, Inc.*	316	8,295
Deckers Outdoor Corp.*	138	14,037
Lululemon Athletica, Inc.*	256	7,706

Total Textiles, Apparel & Luxury Goods		30,038

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial	126	3,964
Hudson City Bancorp, Inc.	2,874	39,460
NewAlliance Bancshares, Inc.	297	3,567
People’s United Financial, Inc.	951	15,882

Total Thrifts & Mortgage Finance		62,873

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc.*	299	4,784
W.W. Grainger, Inc.	507	49,093

Total Trading Companies & Distributors		53,877

Water Utilities - 0.1%
American States Water Co.	70	2,479
Aqua America, Inc.	418	7,319
California Water Service Group	88	3,240

Total Water Utilities		13,038

Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc.*	746	5,692
Syniverse Holdings, Inc.*	435	7,604

Total Wireless Telecommunication Services		13,296

TOTAL COMMON STOCKS (Cost: $18,212,768)		21,844,334

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
MONEY MARKET FUND - 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.14%(a) (Cost: $9,000)	9,000	9,000

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $18,221,768)(b)		21,853,334
Cash and Other Assets in Excess of Liabilities - 0.3%		52,994

NET ASSETS - 100.0%		$21,906,328

*	Non-income producing security.
(a)	Interest rate shown reflects yield as of December 31, 2009.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds   42

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2009, the Trust offered 52 investment funds (each a “Fund”, collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, with the exception of the International Dividend Sector Funds, Domestic Earnings Funds, Wisdom Tree International Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree LargeCap Growth Fund and WisdomTree International Hedged Equity Fund which commenced operations on October 13, 2006, February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008, December 4, 2008 and December 31, 2009, respectively.

These notes relate to the Schedule of Investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), formerly the WisdomTree Dividend Top 100 Fund, WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Global Equity Income Fund (“Global Equity Income Fund”), formerly the WisdomTree Europe Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree World ex-U.S. Growth Fund (“World ex-U.S. Growth Fund”), formerly the WisdomTree Japan Equity Income Fund, WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”), formerly the WisdomTree International Dividend Top 100 Fund, WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), formerly the WisdomTree Low P/E Fund, WisdomTree India Earnings Fund (“India Earnings Fund”) and the WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards.

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

Notes to Schedule of Investments (unaudited) (continued)

Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short term debt instruments, which may be used to manage a Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$125,484,895	$—	$—
Money Market Fund	—	465,549	—

Total	$125,484,895	$465,549	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$139,536,237	$—	$—
Money Market Fund	—	1,017,053	—

Total	$139,536,237	$1,017,053	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$381,957,759	$—	$—
Money Market Fund	—	1,792,181	—

Total	$381,957,759	$1,792,181	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$161,152,969	$—	$—
Money Market Fund	—	366,015	—

Total	$161,152,969	$366,015	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$113,171,884	$—	$—
Money Market Fund	—	2,140,620	—

Total	$113,171,884	$2,140,620	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$136,602,593	$—	$—
Money Market Fund	—	3,470,705	—

Total	$136,602,593	$3,470,705	$—

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$1,218,079	$—
Affiliated Funds	430,157,112	—	—

Total	$430,157,112	$1,218,079	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$176,497,033	$—	$—
Warrants	—	9,637	—
Money Market Fund	—	4,219,010	—

Total	$176,497,033	$4,228,647	$—

Europe Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$337,870,950	$—	$—
Warrants	—	20,146	—
Money Market Fund	—	10,805,080	—

Total	$337,870,950	$10,825,226	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,235,986	$—	$—
Money Market Fund	—	282,000	—
Affiliated Funds	38,960,461	—	—

Total	$41,196,447	$282,000	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$33,146,383	$—	$—
Money Market Fund	—	235,000	—

Total	$33,146,383	$235,000	$—

Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$83,918,885	$—	$—
Money Market Fund	—	1,190,761	—

Total	$83,918,885	$1,190,761	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$23,998,986	$—	$—
Money Market Fund	—	66,066	—
Affiliated Funds	339,591	—	—

Total	$24,338,577	$66,066	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$96,863,414	$—	$—
Money Market Fund	—	4,374,116	—

Total	$96,863,414	$4,374,116	$—

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$156,820,399	$—	$—
Rights	—	16,746	—
Money Market Fund	—	2,707,000	—

Total	$156,820,399	$2,723,746	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$133,387,862	$—	$—
Money Market Fund	—	5,291,000	—

Total	$133,387,862	$5,291,000	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$146,183,242	$—	$—
Rights	—	4,953	—
Warrants	—	7,460	—
Money Market Fund	—	2,692,000	—

Total	$146,183,242	$2,704,413	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$168,065,703	$—	$—
Money Market Fund	—	6,264,000	—

Total	$168,065,703	$6,264,000	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$143,426,412	$—	$1,531
Warrants	—	5,872	—
Money Market Fund	—	6,794,092	—

Total	$143,426,412	$6,799,964	$1,531

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$428,917,721	$—	$—
Money Market Fund	—	27,811,891	—

Total	$428,917,721	$27,811,891	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$425,292,074	$—	$—
Warrants	—	1,518	—
Money Market Fund	—	1,764,477	—

Total	$425,292,074	$1,765,995	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$284,646,233	$—	$—
Warrants	—	1,905	—
Money Market Fund	—	1,243,000	—
Affiliated Funds	2,242,643	—	—

Total	$286,888,876	$1,244,905	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$11,291,279	$—	$—
Money Market Fund	—	665	—

Total	$11,291,279	$665	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$94	$—
Affiliated Funds	4,688,878	—	—

Total	$4,688,878	$94	$—

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$49,211,145	$—	$1,179
Money Market Fund	—	801,434	—

Total	$49,211,145	$801,434	$1,179

International Communications Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$28,400,544	$—	$—
Money Market Fund	—	2,307,272	—

Total	$28,400,544	$2,307,272	$—

International Consumer Discretionary Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,835,432	$—	$—
Money Market Fund	—	477,096	—

Total	$7,835,432	$477,096	$—

International Consumer Staples Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,189,841	$—	$—
Money Market Fund	—	133,253	—

Total	$16,189,841	$133,253	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$47,194,045	$—	$—
Rights	—	13,975	—
Money Market Fund	—	1,966,510	—

Total	$47,194,045	$1,980,485	$—

International Financial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$17,594,981	$—	$—
Warrants	—	2,816	—
Money Market Fund	—	168,038	—

Total	$17,594,981	$170,854	$—

International Health Care Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,921,908	$—	$—
Money Market Fund	—	275,592	—

Total	$22,921,908	$275,592	$—

International Industrial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$19,808,281	$—	$—
Money Market Fund	—	157,656	—

Total	$19,808,281	$157,656	$—

International Technology Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$12,711,895	$—	$—
Money Market Fund	—	69,075	—

Total	$12,711,895	$69,075	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$50,537,069	$—	$—
Money Market Fund	—	18,480	—

Total	$50,537,069	$18,480	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,451,318	$—	$—
Warrants	—	13,889	—
Money Market Fund	—	2,025,667	—

Total	$84,451,318	$2,039,556	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,629,744	$—	$—
Money Market Fund	—	161,376	—

Total	$25,629,744	$161,376	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$58,244,638	$—	$—
Money Market Fund	—	166,731	—

Total	$58,244,638	$166,731	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$49,827,114	$—	$—
Money Market Fund	—	589,634	—

Total	$49,827,114	$589,634	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$66,183,268	$—	$—
Money Market Fund	—	3,449,907	—

Total	$66,183,268	$3,449,907	$—

Earnings Top 100 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,019,359	$—	$—
Money Market Fund	—	198,000	—

Total	$25,019,359	$198,000	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$29,902,337	$—	$—
Money Market Fund	—	147,834	—

Total	$29,902,337	$147,834	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$713,674,261	$—	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$21,844,334	$—	$—
Money Market Fund	—	9,000	—

Total	$21,844,334	$9,000	$—

Notes to Schedule of Investments (unaudited) (continued)

The following is reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

International MidCap Dividend Fund	Common Stocks
Balance as of October 1, 2009	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	465
Net purchases (sales)	1,066
Transfers in and/or out of Level 3	—

Balance as of December 31, 2009	$1,531

International Basic Materials Sector Fund	Common Stocks
Balance as of October 1, 2009	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	414
Net purchases (sales)	765
Transfers in and/or out of Level 3	—

Balance as of December 31, 2009	$1,179

Notes to Schedule of Investments (unaudited) (continued)

Derivative and Hedging Disclosure - GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds that have invested in derivatives, specifically forward currency contracts during the period ended December 31, 2009 are detailed in the forward currency contract table.

Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Forward Foreign Currency Transactions - A forward foreign currency exchange contract (forward contract) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for the trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

Notes to Schedule of Investments (unaudited) (continued)

The following forward currency exchange contracts were open at December 31, 2009.

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)(a)
India Earnings Fund	1/04/10	INR	7,273,132	USD	155,692	$(602)

Emerging Markets SmallCap Dividend Fund	1/04/10	USD	191,034	MYR	654,960	$251
	1/04/10	USD	32,961	PLN	94,613	100
	1/05/10	USD	744,640	MYR	2,548,159	(435)
	1/05/10	USD	132,179	PLN	382,042	1,323

						$1,240

International Hedged Equity Fund	2/03/10	AUD	472,610	USD	422,542	$(1,250)
	2/03/10	CHF	254,528	USD	246,607	337
	2/03/10	EUR	1,409,359	USD	2,030,308	8,294
	2/03/10	GBP	578,922	USD	924,070	(10,652)
	2/03/10	JPY	51,072,556	USD	555,849	7,160
	2/03/10	NOK	349,698	USD	60,409	(49)
	2/03/10	SEK	944,947	USD	131,800	(564)
	2/03/10	SGD	149,986	USD	106,835	39

						$3,315

(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of December 31, 2009.

Currency Legend:

AUD - Australian dollar

CHF - Swiss franc

EUR - Euro

GBP - British pound

INR - Indian rupee

JPY - Japanese yen

NOK - Norwegian krone

MYR - Malaysian ringgit

PLN - Polish zloty

SEK - Swedish krona

SGD - Singapore dollar

USD - U.S. dollar

Notes to Schedule of Investments (unaudited) (continued)

3. FEDERAL INCOME TAXES

At December 31, 2009, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$123,168,286	$7,925,005	$(5,142,847)	$2,782,158
Equity Income Fund	142,777,056	5,135,464	(7,359,230)	(2,223,766)
LargeCap Dividend Fund	379,821,123	19,791,241	(15,862,424)	3,928,817
Dividend ex-Financials Fund	150,750,726	13,230,036	(2,461,778)	10,768,258
MidCap Dividend Fund	114,004,331	6,510,908	(5,202,735)	1,308,173
SmallCap Dividend Fund	135,511,812	11,047,322	(6,485,836)	4,561,486
DEFA Fund	359,258,420	72,116,771	—	72,116,771
DEFA Equity Income Fund	177,770,330	14,977,294	(12,021,944)	2,955,350
Europe Total Dividend Fund	289,753,481	60,637,604	(1,694,909)	58,942,695
Global Equity Income Fund	35,045,924	6,432,523	—	6,432,523
Europe SmallCap Dividend Fund	34,048,496	2,656,650	(3,323,763)	(667,113)
Japan Total Dividend Fund	89,745,928	3,410,356	(8,046,638)	(4,636,282)
World ex-U.S. Growth Fund	20,730,657	3,834,441	(160,455)	3,673,986
Japan SmallCap Dividend Fund	115,485,261	2,931,544	(17,179,275)	(14,247,731)
Pacific ex-Japan Total Dividend Fund	142,067,058	20,937,364	(3,460,277)	17,477,087
Pacific ex-Japan Equity Income Fund	129,396,474	11,535,272	(2,252,884)	9,282,388
International LargeCap Dividend Fund	151,149,178	8,412,123	(10,673,646)	(2,261,523)
International Dividend ex-Financials Fund	159,859,848	22,654,616	(8,184,761)	14,469,855
International MidCap Dividend Fund	161,978,269	9,722,196	(21,472,558)	(11,750,362)
International SmallCap Dividend Fund	449,304,889	54,353,582	(46,928,859)	7,424,723
Emerging Markets Equity Income Fund	361,572,199	72,785,196	(7,299,326)	65,485,870
Emerging Markets SmallCap Dividend Fund	243,298,090	46,890,646	(2,054,955)	44,835,691
Middle East Dividend Fund	11,170,393	751,534	(629,983)	121,551
International Hedged Equity Fund	4,709,557	9,508	(30,093)	(20,585)
International Basic Materials Sector Fund	50,893,598	4,721,595	(5,601,435)	(879,840)
International Communications Sector Fund	34,117,359	826,082	(4,235,625)	(3,409,543)
International Consumer Discretionary Sector Fund	7,510,045	1,019,422	(216,939)	802,483
International Consumer Staples Sector Fund	16,303,719	1,001,100	(981,725)	19,375
International Energy Sector Fund	55,203,671	1,393,321	(7,422,462)	(6,029,141)
International Financial Sector Fund	17,336,503	1,726,460	(1,297,128)	429,332
International Health Care Sector Fund	23,097,013	1,709,697	(1,609,210)	100,487
International Industrial Sector Fund	22,291,699	968,387	(3,294,149)	(2,325,762)
International Technology Sector Fund	13,604,628	693,736	(1,517,394)	(823,658)
International Utilities Sector Fund	61,344,504	202,944	(10,991,899)	(10,788,955)
International Real Estate Fund	96,703,338	4,117,478	(14,329,942)	(10,212,464)
Total Earnings Fund	26,029,569	1,557,292	(1,795,741)	(238,449)
Earnings 500 Fund	62,889,735	2,137,437	(6,615,803)	(4,478,366)
MidCap Earnings Fund	49,691,592	1,775,384	(1,050,228)	725,156
SmallCap Earnings Fund	67,074,396	3,892,890	(1,334,111)	2,558,779
Earnings Top 100 Fund	24,483,805	920,157	(186,603)	733,554
LargeCap Value Fund	26,510,863	3,988,411	(449,103)	3,539,308
India Earnings Fund	598,198,353	133,058,080	(17,582,172)	115,475,908
LargeCap Growth Fund	18,221,768	3,716,122	(84,556)	3,631,566

Notes to Schedule of Investments (unaudited) (concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are mutual funds which are managed by WisdomTree Trust (“The Trust”) or an affiliate of the Trust or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the quarter ended December 31, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value at 12/31/2009	Dividend Income
DEFA Fund
Europe Total Dividend Fund	6,981,059	37,858	108,761	6,910,156	$310,507,169	$—
Japan Total Dividend Fund	1,278,491	6,933	—	1,285,424	50,223,829	234,898
Pacific ex-Japan Total Dividend Fund	1,150,268	6,238	5,905	1,150,601	69,426,114	412,490

Total	9,409,818	51,029	114,666	9,346,181	$430,157,112	$647,388

Global Equity Income Fund
DEFA Equity Income Fund	512,976	26,987	—	539,963	$23,586,070	$144,593
Emerging Markets Equity Income	97,787	5,144	—	102,931	5,103,710	16,509
Equity Income Fund	285,147	14,931	3,083	296,995	10,270,681	92,952

Total	895,910	47,062	3,083	939,889	$38,960,461	$254,054

World ex-U.S. Growth Fund
India Earnings Fund	—	15,387	—	15,387	$339,591	$56

Total	—	15,387	—	15,387	$339,591	$56

Emerging Markets SmallCap Dividend Fund
India Earnings Fund	77,177	24,438	—	101,615	$2,242,643	$527

International Hedged Equity Fund
Europe Total Dividend Fund	—	75,512	—	75,512	$3,393,124	$—
Japan Total Dividend Fund	—	13,946	—	13,946	544,895	—
Pacific ex-Japan Total Dividend Fund	—	12,444	—	12,444	750,859	—

Total	—	101,902	—	101,902	$4,688,878	$—

5. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds evaluated the need for disclosures and/or adjustments resulting from subsequent events through March 1, 2010, the date this report was issued. Based on this evaluation, no adjustments were required as of December 31, 2009. However, the following are details relating to subsequent events that have occurred since December 31, 2009. On January 28, 2010, the Board of Trustees of the Trust voted to close and liquidate Earnings Top 100 Fund (EEZ), Europe Total Dividend Fund (DEB), International Communications Sector Fund (DGG), International Consumer Discretionary Sector Fund (DPC), International Consumer Staples Sector Fund (DPN), International Financial Sector Fund (DRF), International Health Care Sector Fund (DBR), International Industrial Sector Fund (DDI) and International Technology Sector Fund (DBT). The last day of trading of the Fund’s shares on the NYSE Arca will be March 24, 2010. Shareholders remaining in the Funds on March 29, 2010 will have their shares automatically redeemed at net asset value on this day. The Funds will complete liquidation on March 30, 2010.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	March 1, 2010

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	March 1, 2010

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	March 1, 2010